UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
February 28
Date of reporting period:
August 31, 2024
Item 1. Reports to Stockholders
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Corporate Bond Fund
Class A: ACCBX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class A)	$36	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$3,700,967,995
Total number of portfolio holdings	1,262
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Corporate Bond Fund
Class C: ACCEX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class C)	$75	1.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$3,700,967,995
Total number of portfolio holdings	1,262
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Corporate Bond Fund
Class R: ACCZX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R)	$49	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$3,700,967,995
Total number of portfolio holdings	1,262
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Corporate Bond Fund
Class Y: ACCHX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class Y)	$23	0.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$3,700,967,995
Total number of portfolio holdings	1,262
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Corporate Bond Fund
Class R5: ACCWX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R5)	$21	0.41%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$3,700,967,995
Total number of portfolio holdings	1,262
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Corporate Bond Fund
Class R6: ICBFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R6)	$18	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$3,700,967,995
Total number of portfolio holdings	1,262
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 08/15/2034	0.73%
U.S. Treasury Notes, 4.00%, 07/31/2029	0.62%
Abu Dhabi Government International Bond, 5.50%, 04/30/2054	0.51%
U.S. Treasury Bonds, 4.63%, 05/15/2054	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	0.47%
Coca-Cola Co. (The), 5.40%, 05/13/2064	0.44%
American Express Co., 5.53%, 04/25/2030	0.42%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.41%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	0.39%
Coca-Cola Co. (The), 5.30%, 05/13/2054	0.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Fund
Class A: AGREX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class A)	$76	1.43%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$163,932,326
Total number of portfolio holdings	54
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Fund
Class C: CGREX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class C)	$116	2.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$163,932,326
Total number of portfolio holdings	54
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Fund
Class R: RGREX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class R)	$89	1.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$163,932,326
Total number of portfolio holdings	54
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Fund
Class Y: ARGYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class Y)	$63	1.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$163,932,326
Total number of portfolio holdings	54
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Fund
Class R5: IGREX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class R5)	$54	1.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$163,932,326
Total number of portfolio holdings	54
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Fund
Class R6: FGREX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class R6)	$51	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$163,932,326
Total number of portfolio holdings	54
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.91%
Public Storage	5.47%
Rexford Industrial Realty, Inc.	5.38%
Invitation Homes, Inc.	4.74%
Realty Income Corp.	4.64%
Prologis, Inc.	4.42%
Camden Property Trust	4.18%
Alexandria Real Estate Equities, Inc.	3.48%
Healthpeak Properties, Inc.	3.18%
LEG Immobilien SE	2.81%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Invesco Cash Reserve: AIMXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Invesco Cash Reserve)	$24	0.48%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity, in days
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Class A: ADAXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class A)	$27	0.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity, in days
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Class AX: ACZXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class AX)	$24	0.48%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity, in days
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Class C: ACNXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class C)	$55	1.08%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity, in days
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Class CX: ACXXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class CX)	$62	1.23%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity, in days
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Class R: AIRXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class R)	$37	0.73%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity, in days
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Class Y: AIYXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class Y)	$17	0.33%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity, in days
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Investor Class: INAXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Investor Class)	$17	0.33%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity, in days
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Government Money Market Fund
Class R6: INVXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class R6)	$12	0.24%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,624,879,292
Total number of portfolio holdings	97
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity, in days
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Fund
Class A: AMHYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class A)	$52	1.01%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$949,007,642
Total number of portfolio holdings	325
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Fund
Class C: AHYCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class C)	$91	1.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$949,007,642
Total number of portfolio holdings	325
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Fund
Class Y: AHHYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class Y)	$39	0.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$949,007,642
Total number of portfolio holdings	325
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Fund
Investor Class: HYINX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Investor Class)	$52	1.01%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$949,007,642
Total number of portfolio holdings	325
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Fund
Class R5: AHIYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class R5)	$36	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$949,007,642
Total number of portfolio holdings	325
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Fund
Class R6: HYIFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class R6)	$33	0.63%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$949,007,642
Total number of portfolio holdings	325
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Carriage Services, Inc., 4.25%, 05/15/2029	1.73%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.72%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.48%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.20%
Aircastle Ltd., 5.25%,	1.04%
LCM Investments Holdings II LLC, 8.25%, 08/01/2031	1.00%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.98%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030	0.97%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	0.97%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Fund
Class A: AGOVX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class A)	$52	1.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$267,204,235
Total number of portfolio holdings	203
Portfolio turnover rate	89%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Fund
Class C: AGVCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class C)	$91	1.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$267,204,235
Total number of portfolio holdings	203
Portfolio turnover rate	89%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Fund
Class R: AGVRX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R)	$65	1.27%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$267,204,235
Total number of portfolio holdings	203
Portfolio turnover rate	89%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Fund
Class Y: AGVYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class Y)	$40	0.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$267,204,235
Total number of portfolio holdings	203
Portfolio turnover rate	89%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Fund
Class R5: AGOIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R5)	$36	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$267,204,235
Total number of portfolio holdings	203
Portfolio turnover rate	89%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Fund
Class R6: AGVSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R6)	$32	0.63%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$267,204,235
Total number of portfolio holdings	203
Portfolio turnover rate	89%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Fund
Investor Class: AGIVX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Investor Class)	$48	0.94%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$267,204,235
Total number of portfolio holdings	203
Portfolio turnover rate	89%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2054	5.06%
Government National Mortgage Association, TBA, 5.50%, 09/01/2054	4.71%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2054	2.74%
Government National Mortgage Association, TBA, 4.50%, 09/01/2054	2.73%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.49%
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067	2.17%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.92%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.81%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Intermediate Bond Factor Fund
Class A: OFIAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Intermediate Bond Factor Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Bond Factor Fund (Class A)	$27	0.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$247,305,292
Total number of portfolio holdings	511
Portfolio turnover rate	102%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Intermediate Bond Factor Fund
Class C: OFICX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Intermediate Bond Factor Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Bond Factor Fund (Class C)	$66	1.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$247,305,292
Total number of portfolio holdings	511
Portfolio turnover rate	102%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Intermediate Bond Factor Fund
Class R: OFINX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Intermediate Bond Factor Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Bond Factor Fund (Class R)	$40	0.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$247,305,292
Total number of portfolio holdings	511
Portfolio turnover rate	102%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Intermediate Bond Factor Fund
Class Y: OFIYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Intermediate Bond Factor Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Bond Factor Fund (Class Y)	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$247,305,292
Total number of portfolio holdings	511
Portfolio turnover rate	102%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Intermediate Bond Factor Fund
Class R5: IOTEX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Intermediate Bond Factor Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Bond Factor Fund (Class R5)	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$247,305,292
Total number of portfolio holdings	511
Portfolio turnover rate	102%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Intermediate Bond Factor Fund
Class R6: OFIIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Intermediate Bond Factor Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Bond Factor Fund (Class R6)	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$247,305,292
Total number of portfolio holdings	511
Portfolio turnover rate	102%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.50%, 11/30/2024	3.83%
U.S. Treasury Notes, 1.13%, 02/28/2025	3.70%
U.S. Treasury Notes, 1.38%, 01/31/2025	3.60%
U.S. Treasury Notes, 3.88%, 08/15/2033	2.90%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.84%
U.S. Treasury Notes, 1.50%, 08/15/2026	2.77%
U.S. Treasury Notes, 1.38%, 11/15/2031	2.70%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2054	2.43%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2054	2.37%
U.S. Treasury Notes, 5.00%, 09/30/2025	2.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Real Estate Fund
Class A: IARAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class A)	$68	1.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,048,268,175
Total number of portfolio holdings	41
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Real Estate Fund
Class C: IARCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class C)	$108	2.03%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,048,268,175
Total number of portfolio holdings	41
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Real Estate Fund
Class R: IARRX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R)	$82	1.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,048,268,175
Total number of portfolio holdings	41
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Real Estate Fund
Class Y: IARYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class Y)	$55	1.03%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,048,268,175
Total number of portfolio holdings	41
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Real Estate Fund
Investor Class: REINX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Investor Class)	$66	1.24%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,048,268,175
Total number of portfolio holdings	41
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Real Estate Fund
Class R5: IARIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R5)	$49	0.91%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,048,268,175
Total number of portfolio holdings	41
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Real Estate Fund
Class R6: IARFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R6)	$45	0.85%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,048,268,175
Total number of portfolio holdings	41
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.38%
Equinix, Inc.	7.99%
Welltower, Inc.	7.71%
Realty Income Corp.	4.82%
Invitation Homes, Inc.	4.79%
Prologis, Inc.	4.78%
Equity Residential	4.72%
Simon Property Group, Inc.	4.21%
Rexford Industrial Realty, Inc.	4.03%
Healthpeak Properties, Inc.	3.87%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration Inflation Protected Fund
Class A: LMTAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class A)	$28	0.55%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$392,254,093
Total number of portfolio holdings	22
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity
(% of total investments)
10/15/2025	4.5%
1/15/2026	9.6%
4/15/2026	5.1%
7/15/2026	5.2%
10/15/2026	4.7%
1/15/2027	8.3%
4/15/2027	4.7%
7/15/2027	5.1%
10/15/2027	4.7%
1/15/2028	7.9%
4/15/2028	8.5%
7/15/2028	4.9%
10/15/2028	4.9%
1/15/2029	7.2%
4/15/2029	9.6%
7/15/2029	5.1%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration Inflation Protected Fund
Class A2: SHTIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class A2)	$23	0.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$392,254,093
Total number of portfolio holdings	22
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity
(% of total investments)
10/15/2025	4.5%
1/15/2026	9.6%
4/15/2026	5.1%
7/15/2026	5.2%
10/15/2026	4.7%
1/15/2027	8.3%
4/15/2027	4.7%
7/15/2027	5.1%
10/15/2027	4.7%
1/15/2028	7.9%
4/15/2028	8.5%
7/15/2028	4.9%
10/15/2028	4.9%
1/15/2029	7.2%
4/15/2029	9.6%
7/15/2029	5.1%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration Inflation Protected Fund
Class Y: LMTYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class Y)	$15	0.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$392,254,093
Total number of portfolio holdings	22
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity
(% of total investments)
10/15/2025	4.5%
1/15/2026	9.6%
4/15/2026	5.1%
7/15/2026	5.2%
10/15/2026	4.7%
1/15/2027	8.3%
4/15/2027	4.7%
7/15/2027	5.1%
10/15/2027	4.7%
1/15/2028	7.9%
4/15/2028	8.5%
7/15/2028	4.9%
10/15/2028	4.9%
1/15/2029	7.2%
4/15/2029	9.6%
7/15/2029	5.1%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration Inflation Protected Fund
Class R5: ALMIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class R5)	$15	0.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$392,254,093
Total number of portfolio holdings	22
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity
(% of total investments)
10/15/2025	4.5%
1/15/2026	9.6%
4/15/2026	5.1%
7/15/2026	5.2%
10/15/2026	4.7%
1/15/2027	8.3%
4/15/2027	4.7%
7/15/2027	5.1%
10/15/2027	4.7%
1/15/2028	7.9%
4/15/2028	8.5%
7/15/2028	4.9%
10/15/2028	4.9%
1/15/2029	7.2%
4/15/2029	9.6%
7/15/2029	5.1%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration Inflation Protected Fund
Class R6: SDPSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class R6)	$15	0.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$392,254,093
Total number of portfolio holdings	22
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity
(% of total investments)
10/15/2025	4.5%
1/15/2026	9.6%
4/15/2026	5.1%
7/15/2026	5.2%
10/15/2026	4.7%
1/15/2027	8.3%
4/15/2027	4.7%
7/15/2027	5.1%
10/15/2027	4.7%
1/15/2028	7.9%
4/15/2028	8.5%
7/15/2028	4.9%
10/15/2028	4.9%
1/15/2029	7.2%
4/15/2029	9.6%
7/15/2029	5.1%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Bond Fund
Class A: STBAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class A)	$33	0.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,010,159,710
Total number of portfolio holdings	745
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Bond Fund
Class C: STBCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class C)	$51	1.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,010,159,710
Total number of portfolio holdings	745
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Bond Fund
Class R: STBRX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R)	$51	1.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,010,159,710
Total number of portfolio holdings	745
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Bond Fund
Class Y: STBYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class Y)	$26	0.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,010,159,710
Total number of portfolio holdings	745
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Bond Fund
Class R5: ISTBX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R5)	$24	0.46%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,010,159,710
Total number of portfolio holdings	745
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Bond Fund
Class R6: ISTFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R6)	$21	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,010,159,710
Total number of portfolio holdings	745
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 08/15/2027	1.73%
BX Trust, Series 2021-LGCY, Class A, 5.96%, 10/15/2036	1.22%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033	0.97%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
U.S. Treasury Notes, 4.38%, 07/31/2026	0.86%
Energy Transfer L.P., 5.50%, 06/01/2027	0.84%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	0.72%
John Deere Capital Corp., 5.30%, 09/08/2025	0.62%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.61%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SMA High Yield Bond Fund
SMHYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco SMA High Yield Bond Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SMA High Yield Bond Fund	$0	0.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$10,572,274
Total number of portfolio holdings	187
Portfolio turnover rate	60%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Iliad Holding S.A.S., 6.50%, 10/15/2026	1.91%
Mativ Holdings, Inc., 6.88%, 10/01/2026	1.75%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.73%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.69%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.53%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.50%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.49%
Tenet Healthcare Corp., 6.75%, 05/15/2031	1.49%
ZF North America Capital, Inc., 6.88%, 04/14/2028	1.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.46%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco U.S. Government Money Portfolio
Invesco Cash Reserve: GMQXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Invesco Cash Reserve)	$37	0.73%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,207,446,590
Total number of portfolio holdings	85
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity, in days
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco U.S. Government Money Portfolio
Class C: GMCXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class C)	$80	1.58%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,207,446,590
Total number of portfolio holdings	85
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity, in days
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco U.S. Government Money Portfolio
Class R: GMLXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class R)	$55	1.08%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,207,446,590
Total number of portfolio holdings	85
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity, in days
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco U.S. Government Money Portfolio
Class Y: OMBXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class Y)	$30	0.58%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,207,446,590
Total number of portfolio holdings	85
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity, in days
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco U.S. Government Money Portfolio
Class R6: GMRXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class R6)	$24	0.48%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,207,446,590
Total number of portfolio holdings	85
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Composition by maturity, in days
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

(b) Not applicable.

Item 2. Code of Ethics

Not applicable to semi-annual.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Corporate Bond Fund
Nasdaq:
A: ACCBX ■ C: ACCEX ■ R: ACCZX ■ Y: ACCHX ■ R5: ACCWX ■ R6: ICBFX

2	Schedule of Investments
24	Financial Statements
27	Financial Highlights
28	Notes to Financial Statements
37	Approval of Investment Advisory and Sub-Advisory Contracts
39	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–90.59%
Advertising–0.09%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	$559,000	$546,547
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030(c)	2,608,000	2,625,047
		3,171,594
Aerospace & Defense–2.40%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	3,601,000	3,676,919
5.50%, 03/26/2054(b)	1,228,000	1,253,578
Boeing Co. (The),
4.88%, 05/01/2025	5,382,000	5,360,621
6.26%, 05/01/2027(b)(c)	4,360,000	4,486,655
6.30%, 05/01/2029(b)(c)	5,320,000	5,558,288
5.15%, 05/01/2030	3,359,000	3,351,635
6.39%, 05/01/2031(b)	5,000	5,270
6.53%, 05/01/2034(b)	5,022,000	5,322,161
5.81%, 05/01/2050	9,017,000	8,517,679
5.93%, 05/01/2060	67,000	63,358
Howmet Aerospace, Inc., 4.85%, 10/15/2031(c)	927,000	938,702
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	4,316,000	4,451,598
5.60%, 07/31/2053	2,038,000	2,102,968
Lockheed Martin Corp.,
5.10%, 11/15/2027	1,964,000	2,019,597
4.45%, 05/15/2028(c)	1,224,000	1,235,982
4.50%, 02/15/2029	3,395,000	3,428,143
4.75%, 02/15/2034(c)	2,177,000	2,206,435
4.80%, 08/15/2034(c)	1,530,000	1,553,741
4.50%, 05/15/2036	146,000	143,622
4.15%, 06/15/2053	1,060,000	908,576
4.30%, 06/15/2062	1,274,000	1,094,449
5.90%, 11/15/2063	1,479,000	1,657,448
5.20%, 02/15/2064	98,000	98,834
Northrop Grumman Corp.,
4.03%, 10/15/2047	163,000	136,254
4.95%, 03/15/2053(c)	1,726,000	1,643,930
RTX Corp.,
5.00%, 02/27/2026	728,000	732,129
5.75%, 01/15/2029	3,722,000	3,910,298
6.00%, 03/15/2031	1,381,000	1,484,888
5.15%, 02/27/2033(c)	3,572,000	3,663,890
6.10%, 03/15/2034	3,786,000	4,123,810
6.40%, 03/15/2054	2,555,000	2,934,926
TransDigm, Inc.,
6.75%, 08/15/2028(b)	2,652,000	2,729,964
6.38%, 03/01/2029(b)	3,291,000	3,395,690
7.13%, 12/01/2031(b)	261,000	275,947
6.63%, 03/01/2032(b)	4,168,000	4,339,805
		88,807,790
	Principal Amount	Value
Agricultural & Farm Machinery–0.46%
AGCO Corp.,
5.45%, 03/21/2027	$519,000	$527,101
5.80%, 03/21/2034(c)	2,282,000	2,348,588
John Deere Capital Corp.,
4.90%, 03/03/2028	5,029,000	5,146,382
4.70%, 06/10/2030(c)	4,720,000	4,824,911
5.10%, 04/11/2034	3,891,000	4,022,716
		16,869,698
Agricultural Products & Services–0.12%
Cargill, Inc.,
5.13%, 10/11/2032(b)(c)	1,352,000	1,387,874
4.75%, 04/24/2033(b)	1,917,000	1,918,387
4.38%, 04/22/2052(b)	1,289,000	1,140,584
		4,446,845
Air Freight & Logistics–0.57%
GXO Logistics, Inc.,
6.25%, 05/06/2029(c)	4,968,000	5,185,701
6.50%, 05/06/2034	2,977,000	3,095,217
United Parcel Service, Inc.,
5.15%, 05/22/2034(c)	2,955,000	3,065,440
5.50%, 05/22/2054(c)	6,379,000	6,641,612
5.60%, 05/22/2064	3,122,000	3,261,310
		21,249,280
Airport Services–0.22%
Mexico City Airport Trust (Mexico), 5.50%, 07/31/2047(b)(c)	9,532,000	8,227,800
Aluminum–0.01%
Novelis Corp., 4.75%, 01/30/2030(b)	570,000	544,923
Apparel Retail–0.03%
Gap, Inc. (The), 3.88%, 10/01/2031(b)(c)	634,000	548,271
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	666,000	581,016
		1,129,287
Application Software–0.33%
Cloud Software Group, Inc., 6.50%, 03/31/2029(b)	387,000	381,752
Intuit, Inc., 5.20%, 09/15/2033(c)	3,770,000	3,930,026
Roper Technologies, Inc.,
4.75%, 02/15/2032(c)	740,000	739,638
4.90%, 10/15/2034	3,443,000	3,412,971
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	242,000	241,959
6.50%, 06/01/2032(b)	3,380,000	3,491,450
		12,197,796
Asset Management & Custody Banks–2.07%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	9,088,000	9,020,174

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Corporate Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Ameriprise Financial, Inc.,
5.70%, 12/15/2028(c)	$3,849,000	$4,047,818
4.50%, 05/13/2032	1,133,000	1,123,742
5.15%, 05/15/2033	4,051,000	4,172,564
Ares Capital Corp.,
5.88%, 03/01/2029	41,000	41,703
5.95%, 07/15/2029	2,666,000	2,717,841
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)(d)	6,258,000	6,328,432
4.54%, 02/01/2029(c)(d)	2,277,000	2,288,917
4.98%, 03/14/2030(d)	1,078,000	1,103,452
5.06%, 07/22/2032(c)(d)	3,704,000	3,787,347
5.83%, 10/25/2033(d)	1,870,000	1,992,909
4.71%, 02/01/2034(c)(d)	1,428,000	1,415,623
5.19%, 03/14/2035(c)(d)	829,000	847,072
5.61%, 07/21/2039(d)	3,075,000	3,188,438
Series J, 4.97%, 04/26/2034(d)	2,072,000	2,090,354
BlackRock, Inc., 4.75%, 05/25/2033	3,920,000	3,972,075
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	3,062,000	3,096,681
Northern Trust Corp., 6.13%, 11/02/2032(c)	2,200,000	2,412,061
State Street Corp.,
5.82%, 11/04/2028(c)(d)	736,000	768,908
5.68%, 11/21/2029(c)(d)	5,375,000	5,632,084
4.82%, 01/26/2034(c)(d)	811,000	810,469
6.12%, 11/21/2034(d)	3,955,000	4,248,422
Series J, 6.70%(c)(d)(e)	11,030,000	11,348,083
		76,455,169
Automobile Manufacturers–1.36%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)(c)	1,820,000	1,655,693
American Honda Finance Corp.,
4.60%, 04/17/2030(c)	1,333,000	1,341,008
4.90%, 01/10/2034(c)	4,785,000	4,830,287
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	4,092,000	4,206,441
7.35%, 11/04/2027(c)	3,335,000	3,528,458
6.80%, 05/12/2028	5,865,000	6,155,196
6.80%, 11/07/2028	54,000	56,935
7.35%, 03/06/2030	48,000	51,996
7.20%, 06/10/2030	2,735,000	2,945,498
7.12%, 11/07/2033	2,750,000	2,973,041
Hyundai Capital America,
5.50%, 03/30/2026(b)(c)	1,779,000	1,797,600
5.35%, 03/19/2029(b)	21,000	21,456
5.80%, 04/01/2030(b)	151,000	157,906
Mercedes-Benz Finance North America LLC (Germany),
5.00%, 01/11/2034(b)	817,000	821,542
5.13%, 08/01/2034(b)(c)	10,857,000	10,964,765
Toyota Motor Credit Corp., 4.55%, 08/09/2029	38,000	38,332
	Principal Amount	Value
Automobile Manufacturers–(continued)
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)(c)	$5,082,000	$5,173,264
4.60%, 06/08/2029(b)	55,000	54,736
5.60%, 03/22/2034(b)(c)	3,577,000	3,677,341
		50,451,495
Automotive Parts & Equipment–0.87%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	770,000	812,810
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)(c)	2,458,000	2,469,179
5.00%, 02/15/2029(b)(c)	2,537,000	2,601,957
4.90%, 05/01/2033(b)	3,783,000	3,809,394
5.20%, 10/30/2034(b)	4,481,000	4,589,971
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	592,000	547,115
Phinia, Inc., 6.75%, 04/15/2029(b)	793,000	814,742
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	3,513,000	3,632,407
7.13%, 04/14/2030(b)(c)	4,941,000	5,182,640
6.75%, 04/23/2030(b)	2,891,000	2,974,113
6.88%, 04/23/2032(b)	4,625,000	4,808,862
		32,243,190
Automotive Retail–0.42%
Advance Auto Parts, Inc., 5.95%, 03/09/2028(c)	1,758,000	1,779,534
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	425,000	405,099
AutoZone, Inc.,
4.75%, 08/01/2032	1,486,000	1,479,432
5.20%, 08/01/2033	2,257,000	2,294,793
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)(c)	975,000	923,105
6.38%, 01/15/2030(b)	546,000	556,818
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	1,045,000	1,113,800
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	1,202,000	1,115,923
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	5,463,000	5,454,624
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	525,000	546,733
		15,669,861
Biotechnology–1.38%
AbbVie, Inc.,
4.80%, 03/15/2029(c)	7,940,000	8,113,867
4.95%, 03/15/2031(c)	4,404,000	4,536,057
5.05%, 03/15/2034(c)	1,549,000	1,596,778
5.35%, 03/15/2044	2,092,000	2,159,508
4.88%, 11/14/2048	1,397,000	1,343,862
5.40%, 03/15/2054	212,000	219,861
5.50%, 03/15/2064	4,215,000	4,380,217
Amgen, Inc.,
5.25%, 03/02/2030(c)	3,826,000	3,964,260
4.40%, 05/01/2045	477,000	415,798
5.65%, 03/02/2053	8,696,000	8,950,288
5.75%, 03/02/2063	6,861,000	7,042,331
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Corporate Bond Fund

	Principal Amount	Value
Biotechnology–(continued)
Gilead Sciences, Inc.,
5.25%, 10/15/2033(c)	$3,685,000	$3,840,327
5.55%, 10/15/2053	4,507,000	4,686,773
		51,249,927
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.55%, 01/23/2049(c)	309,000	324,032
Broadcasting–0.02%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	55,000	55,323
Gray Television, Inc.,
7.00%, 05/15/2027(b)	45,000	43,444
10.50%, 07/15/2029(b)	103,000	105,811
4.75%, 10/15/2030(b)	81,000	46,201
5.38%, 11/15/2031(b)	97,000	55,644
Paramount Global, 6.38%, 03/30/2062(d)	58,000	53,073
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	73,000	51,579
TEGNA, Inc.,
4.63%, 03/15/2028	58,000	54,733
5.00%, 09/15/2029	59,000	54,845
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	107,000	106,005
4.50%, 05/01/2029(b)	62,000	54,478
		681,136
Broadline Retail–0.06%
Kohl’s Corp., 4.63%, 05/01/2031	629,000	520,415
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)(c)	975,000	956,793
5.88%, 03/15/2030(b)(c)	403,000	391,164
6.13%, 03/15/2032(b)	75,000	71,808
6.70%, 07/15/2034(b)	177,000	155,077
Nordstrom, Inc., 5.00%, 01/15/2044	139,000	110,390
		2,205,647
Building Products–0.11%
Carrier Global Corp., 5.90%, 03/15/2034(c)	898,000	969,314
Lennox International, Inc., 5.50%, 09/15/2028	3,073,000	3,173,832
		4,143,146
Cable & Satellite–0.73%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)(c)	1,934,000	1,911,895
7.38%, 03/01/2031(b)(c)	2,567,000	2,614,477
4.50%, 05/01/2032	1,053,000	900,120
4.25%, 01/15/2034(b)(c)	650,000	524,733
	Principal Amount	Value
Cable & Satellite–(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	$643,000	$641,035
6.65%, 02/01/2034(c)	5,259,000	5,482,185
5.38%, 04/01/2038	249,000	226,725
5.75%, 04/01/2048	1,364,000	1,185,038
6.83%, 10/23/2055	2,369,000	2,354,449
Comcast Corp.,
5.50%, 11/15/2032(c)	3,821,000	4,035,904
3.45%, 02/01/2050	176,000	130,608
2.89%, 11/01/2051	216,000	141,514
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	1,029,000	1,051,667
5.80%, 12/15/2053(b)	3,791,000	3,698,813
Directv Financing LLC, 8.88%, 02/01/2030(b)	104,000	105,619
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	166,000	160,899
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	60,000	43,006
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)(c)	640,000	549,802
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,200,000	1,138,403
		26,896,892
Cargo Ground Transportation–0.91%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	782,000	793,101
5.35%, 01/12/2027(b)(c)	514,000	521,626
4.40%, 07/01/2027(b)	3,525,000	3,504,230
5.70%, 02/01/2028(b)(c)	1,682,000	1,729,625
5.55%, 05/01/2028(b)(c)	4,849,000	4,981,188
6.05%, 08/01/2028(b)	3,585,000	3,751,104
6.20%, 06/15/2030(b)(c)	1,012,000	1,082,199
Ryder System, Inc.,
5.50%, 06/01/2029	8,477,000	8,773,395
6.60%, 12/01/2033(c)	7,851,000	8,679,939
		33,816,407
Casinos & Gaming–0.07%
Melco Resorts Finance Ltd. (Hong Kong),
5.38%, 12/04/2029(b)	800,000	732,768
7.63%, 04/17/2032(b)	200,000	200,589
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)(c)	1,100,000	983,526
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(b)(c)	876,000	837,489
		2,754,372
Commercial & Residential Mortgage Finance–0.40%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)(c)	2,750,000	2,858,855
6.75%, 10/25/2028(b)	4,417,000	4,681,775
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	548,000	568,171
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Corporate Bond Fund

	Principal Amount	Value
Commercial & Residential Mortgage Finance–(continued)
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	$3,373,000	$3,498,585
Radian Group, Inc., 6.20%, 05/15/2029	3,007,000	3,133,214
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	236,000	224,671
		14,965,271
Commodity Chemicals–0.05%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	1,914,000	1,912,816
Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054(c)	1,058,000	1,093,087
Computer & Electronics Retail–0.08%
Dell International LLC/EMC Corp.,
4.90%, 10/01/2026	957,000	962,242
8.10%, 07/15/2036	167,000	205,539
Leidos, Inc., 5.75%, 03/15/2033	1,724,000	1,793,324
		2,961,105
Construction Machinery & Heavy Transportation Equipment– 0.20%
Cummins, Inc.,
4.90%, 02/20/2029	1,403,000	1,438,003
5.15%, 02/20/2034(c)	2,799,000	2,904,513
5.45%, 02/20/2054(c)	3,064,000	3,148,378
		7,490,894
Consumer Electronics–0.33%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	8,488,000	8,659,691
5.63%, 04/24/2029(b)	3,385,000	3,509,069
		12,168,760
Consumer Finance–1.53%
American Express Co.,
5.65%, 04/23/2027(d)	4,260,000	4,324,420
5.53%, 04/25/2030(d)	14,992,000	15,581,216
5.92%, 04/25/2035(c)(d)	10,275,000	10,823,238
Capital One Financial Corp.,
3.30%, 10/30/2024	6,332,000	6,309,672
7.15%, 10/29/2027(d)	2,420,000	2,537,077
6.31%, 06/08/2029(d)	2,899,000	3,033,324
7.62%, 10/30/2031(d)	2,814,000	3,177,817
6.38%, 06/08/2034(d)	2,596,000	2,759,583
FirstCash, Inc., 6.88%, 03/01/2032(b)	5,900,000	6,068,522
General Motors Financial Co., Inc., Series B, 6.50%(d)(e)	200,000	197,423
Navient Corp.,
5.00%, 03/15/2027(c)	389,000	382,291
9.38%, 07/25/2030	173,000	187,918
	Principal Amount	Value
Consumer Finance–(continued)
OneMain Finance Corp.,
3.88%, 09/15/2028	$283,000	$260,895
5.38%, 11/15/2029(c)	519,000	499,572
4.00%, 09/15/2030	37,000	32,777
7.13%, 11/15/2031	300,000	303,207
		56,478,952
Consumer Staples Merchandise Retail–0.12%
Dollar General Corp.,
5.00%, 11/01/2032(c)	924,000	907,155
5.50%, 11/01/2052(c)	1,971,000	1,869,667
Walmart, Inc., 4.50%, 09/09/2052(c)	1,658,000	1,565,010
		4,341,832
Copper–0.04%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	1,535,000	1,539,634
Distillers & Vintners–0.04%
Brown-Forman Corp., 4.75%, 04/15/2033(c)	900,000	909,139
Constellation Brands, Inc., 4.90%, 05/01/2033	709,000	707,035
		1,616,174
Distributors–0.48%
Genuine Parts Co.,
6.50%, 11/01/2028	6,957,000	7,447,569
4.95%, 08/15/2029	5,587,000	5,623,132
6.88%, 11/01/2033	4,206,000	4,764,359
		17,835,060
Diversified Banks–13.58%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	7,620,000	7,503,919
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	3,203,000	3,513,328
6.75%(b)(d)(e)	2,712,000	2,768,665
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
7.88%, 11/15/2034(d)	4,297,000	4,869,654
9.38%(c)(d)(e)	2,584,000	2,828,935
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(d)	4,000,000	4,060,768
5.44%, 07/15/2031(c)	7,050,000	7,266,820
8.00%(d)(e)	63,492	65,581
9.63%(d)(e)	3,800,000	4,168,260
9.63%(d)(e)	5,000,000	5,809,730
Bank of America Corp.,
6.43% (SOFR + 1.05%), 02/04/2028(c)(f)	1,804,000	1,814,685
5.20%, 04/25/2029(c)(d)	5,479,000	5,598,374
5.43%, 08/15/2035(d)	6,524,000	6,540,633
2.48%, 09/21/2036(d)	343,000	284,325
7.75%, 05/14/2038	1,650,000	2,048,660
3.31%, 04/22/2042(d)	439,000	346,390
Series AA, 6.10%(d)(e)	3,055,000	3,058,560
Series DD, 6.30%(c)(d)(e)	997,000	1,008,579
Series TT, 6.13%(d)(e)	112,000	113,405
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	$2,850,000	$2,847,516
Bank of Montreal (Canada),
5.30%, 06/05/2026	1,373,000	1,392,308
7.70%, 05/26/2084(d)	6,913,000	7,253,617
7.30%, 11/26/2084(c)(d)	5,273,000	5,419,220
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)(d)	3,841,000	4,123,652
8.00%, 01/27/2084(c)(d)	3,715,000	3,949,164
Banque Federative du Credit Mutuel S.A. (France), 5.19%, 02/16/2028(b)	7,366,000	7,507,137
Barclays PLC (United Kingdom),
6.69%, 09/13/2034(d)	77,000	84,446
3.33%, 11/24/2042(d)	423,000	317,100
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(d)	1,695,000	1,784,521
BPCE S.A. (France),
5.20%, 01/18/2027(b)(c)	1,640,000	1,661,947
5.28%, 05/30/2029(b)	2,041,000	2,086,334
5.72%, 01/18/2030(b)(d)	985,000	1,009,643
Citibank N.A.,
5.44%, 04/30/2026	9,261,000	9,398,831
5.57%, 04/30/2034	10,818,000	11,367,084
Citigroup, Inc.,
5.17%, 02/13/2030(d)	2,656,000	2,707,800
6.17%, 05/25/2034(d)	5,267,000	5,562,735
5.83%, 02/13/2035(d)	7,253,000	7,457,268
3.88%, 01/24/2039(d)	341,000	297,736
2.90%, 11/03/2042(d)	347,000	252,691
Series AA, 7.63%(c)(d)(e)	7,396,000	7,860,180
Series BB, 7.20%(c)(d)(e)	5,471,000	5,732,612
Series CC, 7.13%(d)(e)	4,727,000	4,847,089
Series DD, 7.00%(c)(d)(e)	6,888,000	7,215,662
Series V, 4.70%(d)(e)	2,054,000	2,041,869
Series Z, 7.38%(c)(d)(e)	7,381,000	7,747,651
Comerica, Inc., 5.98%, 01/30/2030(d)	1,486,000	1,512,307
Corp Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	7,135,000	7,350,890
Credit Agricole S.A. (France),
5.34%, 01/10/2030(b)(d)	3,720,000	3,795,503
6.25%, 01/10/2035(b)(c)(d)	1,326,000	1,392,544
Federation des caisses Desjardins du Quebec (Canada),
5.28%, 01/23/2026(b)(d)	1,124,000	1,124,051
4.55%, 08/23/2027(b)	4,239,000	4,232,014
Fifth Third Bancorp,
2.38%, 01/28/2025	1,001,000	989,341
1.71%, 11/01/2027(d)	1,128,000	1,057,387
6.34%, 07/27/2029(c)(d)	701,000	737,254
4.77%, 07/28/2030(d)	2,349,000	2,336,284
5.63%, 01/29/2032(d)	595,000	611,530
4.34%, 04/25/2033(c)(d)	1,462,000	1,379,513
Principal Amount		Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	$3,792,000	$3,873,206
5.60%, 05/17/2028(d)	5,170,000	5,282,353
5.21%, 08/11/2028(d)	2,645,000	2,683,183
7.40%, 11/13/2034(d)	2,362,000	2,648,166
6.33%, 03/09/2044(d)	4,831,000	5,289,265
6.00%(d)(e)	2,822,000	2,822,016
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(d)	3,691,000	3,775,923
JPMorgan Chase & Co.,
5.57%, 04/22/2028(d)	4,547,000	4,662,512
4.32%, 04/26/2028(d)	2,776,000	2,763,841
4.85%, 07/25/2028(d)	2,116,000	2,135,494
5.30%, 07/24/2029(d)	3,757,000	3,856,043
6.09%, 10/23/2029(d)	4,069,000	4,303,089
5.01%, 01/23/2030(d)	1,653,000	1,682,100
5.58%, 04/22/2030(d)	3,620,000	3,770,027
5.00%, 07/22/2030(c)(d)	6,258,000	6,374,637
4.59%, 04/26/2033(d)	1,826,000	1,803,325
4.91%, 07/25/2033(d)	172,000	173,041
5.72%, 09/14/2033(c)(d)	4,360,000	4,562,922
5.35%, 06/01/2034(d)	79,000	81,544
6.25%, 10/23/2034(c)(d)	6,278,000	6,885,715
5.34%, 01/23/2035(d)	1,307,000	1,346,504
5.29%, 07/22/2035(c)(d)	4,168,000	4,278,949
3.88%, 07/24/2038(d)	294,000	262,418
4.26%, 02/22/2048(c)(d)	836,000	738,459
Series W, 6.38% (3 mo. Term SOFR + 1.26%), 05/15/2047(f)	2,680,000	2,443,053
Series NN, 6.88%(c)(d)(e)	3,751,000	3,984,931
KeyBank N.A.,
3.30%, 06/01/2025	1,302,000	1,283,247
4.15%, 08/08/2025	135,000	133,761
5.85%, 11/15/2027(c)	1,577,000	1,623,319
KeyCorp,
6.63% (SOFR + 1.25%), 05/23/2025(f)	1,591,000	1,595,380
2.55%, 10/01/2029	1,018,000	911,897
4.79%, 06/01/2033(c)(d)	1,048,000	1,010,641
Manufacturers & Traders Trust Co.,
2.90%, 02/06/2025(c)	3,188,000	3,152,422
4.70%, 01/27/2028(c)	3,371,000	3,350,042
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)(d)	2,508,000	2,543,212
5.26%, 04/17/2030(c)(d)	5,611,000	5,756,548
5.41%, 04/19/2034(c)(d)	1,758,000	1,825,162
5.43%, 04/17/2035(d)	5,956,000	6,153,250
8.20%(c)(d)(e)	7,067,000	7,758,244
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(d)	2,568,000	2,669,058
5.38%, 07/10/2030(d)	5,136,000	5,282,131
5.59%, 07/10/2035(d)	7,120,000	7,386,052
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	4,764,000	4,909,899
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	1,013,000	1,050,390
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	$3,928,000	$4,017,196
5.00%, 05/30/2028(b)	2,087,000	2,131,266
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(g)	10,114,000	6,983,768
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	4,258,000	4,429,555
5.58%, 06/12/2029(d)	4,680,000	4,835,219
4.63%, 06/06/2033(d)	280,000	270,418
6.04%, 10/28/2033(c)(d)	2,148,000	2,285,633
5.07%, 01/24/2034(c)(d)	2,163,000	2,164,437
6.88%, 10/20/2034(d)	3,524,000	3,969,987
Series U, 6.00%(d)(e)	66,000	66,143
Series V, 6.20%(c)(d)(e)	3,166,000	3,187,668
Series W, 6.25%(d)(e)	3,547,000	3,539,128
Royal Bank of Canada (Canada),
4.95%, 02/01/2029(c)	1,119,000	1,145,108
5.00%, 02/01/2033(c)	3,239,000	3,307,251
7.50%, 05/02/2084(d)	7,197,000	7,482,270
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	2,277,000	2,330,273
6.75%, 02/08/2028(b)(d)	2,447,000	2,551,212
7.02%, 02/08/2030(b)(d)	2,944,000	3,186,006
2.68%, 06/29/2032(b)(d)	3,050,000	2,615,711
7.75%(b)(d)(e)	4,886,000	5,075,308
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(d)(e)	6,433,000	6,679,281
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	1,845,000	1,875,739
5.65%, 09/14/2026(b)	2,176,000	2,220,904
5.55%, 09/14/2028(b)	3,566,000	3,702,088
5.20%, 03/07/2029(b)(c)	4,086,000	4,199,852
5.35%, 03/07/2034(b)	2,962,000	3,072,132
Synovus Bank, 5.63%, 02/15/2028	7,834,000	7,813,165
Toronto-Dominion Bank (The) (Canada),
8.13%, 10/31/2082(c)(d)	3,529,000	3,768,961
7.25%, 07/31/2084(d)	6,602,000	6,767,631
U.S. Bancorp,
5.78%, 06/12/2029(d)	3,603,000	3,742,182
4.97%, 07/22/2033(d)	1,617,000	1,588,683
4.84%, 02/01/2034(c)(d)	4,132,000	4,063,917
5.84%, 06/12/2034(c)(d)	3,316,000	3,485,664
UBS AG (Switzerland), 5.65%, 09/11/2028	3,076,000	3,200,717
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	2,810,000	2,886,724
4.81%, 07/25/2028(d)	1,219,000	1,226,317
5.57%, 07/25/2029(d)	2,600,000	2,685,701
6.30%, 10/23/2029(d)	2,796,000	2,966,938
5.20%, 01/23/2030(d)	1,855,000	1,893,971
4.90%, 07/25/2033(d)	1,199,000	1,193,775
5.39%, 04/24/2034(d)	1,708,000	1,751,206
5.56%, 07/25/2034(d)	1,943,000	2,006,294
5.50%, 01/23/2035(d)	6,481,000	6,690,864
5.38%, 11/02/2043	3,685,000	3,649,511
	Principal Amount	Value
Diversified Banks–(continued)
4.75%, 12/07/2046	$1,298,000	$1,161,983
4.61%, 04/25/2053(d)	2,330,000	2,112,070
6.85%(d)(e)	4,374,000	4,500,522
7.63%(c)(d)(e)	2,856,000	3,076,772
		502,548,194
Diversified Capital Markets–0.51%
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(e)(h)	3,057,000	366,840
5.25%(b)(d)(e)(h)	1,903,000	228,360
7.25%(b)(d)(e)(h)	330,000	39,600
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(d)	1,077,000	1,088,382
4.75%, 05/12/2028(b)(c)(d)	2,736,000	2,736,900
5.43%, 02/08/2030(b)(c)(d)	1,230,000	1,260,685
6.30%, 09/22/2034(b)(d)	3,589,000	3,874,452
5.70%, 02/08/2035(b)(c)(d)	1,579,000	1,638,479
4.38%(b)(c)(d)(e)	2,280,000	1,957,110
Series 31, 7.75%(b)(c)(d)(e)	5,251,000	5,540,136
		18,730,944
Diversified Financial Services–2.22%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(d)	3,384,000	3,493,415
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/2031(b)	1,745,000	1,772,323
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	13,000	13,451
Apollo Global Management, Inc.,
6.38%, 11/15/2033	3,272,000	3,603,704
5.80%, 05/21/2054	2,887,000	2,973,243
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(b)	4,793,000	4,984,090
5.75%, 03/01/2029(b)	5,704,000	5,843,742
5.75%, 11/15/2029(b)	3,928,000	4,022,533
BlackRock Funding, Inc.,
4.90%, 01/08/2035	2,089,000	2,125,030
5.35%, 01/08/2055	2,133,000	2,190,333
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)	6,521,000	6,476,696
Corebridge Financial, Inc.,
6.05%, 09/15/2033(c)	3,559,000	3,793,479
5.75%, 01/15/2034	4,280,000	4,465,960
Franklin BSP Capital Corp., 7.20%, 06/15/2029(b)	4,449,000	4,539,942
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(b)	7,001,000	6,994,463
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	535,000	553,428
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	1,295,000	1,361,116
LPL Holdings, Inc., 5.70%, 05/20/2027	4,042,000	4,115,862
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	1,333,000	1,388,101
6.50%, 03/26/2031(b)	2,084,000	2,198,806
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Financial Services–(continued)
Nuveen LLC,
5.55%, 01/15/2030(b)	$1,821,000	$1,888,747
5.85%, 04/15/2034(b)	7,551,000	7,909,680
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	4,785,000	4,783,161
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	569,000	565,140
		82,056,445
Diversified Metals & Mining–1.02%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	8,040,000	8,244,990
5.25%, 09/08/2030(c)	3,302,000	3,440,573
5.25%, 09/08/2033	12,943,000	13,364,944
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	1,861,000	1,838,287
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(b)	3,937,000	4,018,596
5.63%, 04/04/2034(b)	4,152,000	4,230,973
5.89%, 04/04/2054(b)(c)	1,705,000	1,709,013
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)(c)	511,000	516,239
Rio Tinto Finance (USA) PLC (Australia), 5.13%, 03/09/2053	258,000	256,647
		37,620,262
Diversified REITs–0.32%
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(b)	2,991,000	2,980,388
6.39%, 01/15/2050(b)(c)	8,001,000	6,687,952
VICI Properties L.P.,
5.13%, 05/15/2032	32,000	31,652
5.75%, 04/01/2034(c)	1,019,000	1,050,381
5.63%, 05/15/2052	155,000	147,023
6.13%, 04/01/2054(c)	1,099,000	1,121,678
		12,019,074
Diversified Support Services–0.20%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)(c)	3,143,000	3,324,751
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	1,926,000	1,983,913
7.75%, 03/15/2031(b)(c)	2,136,000	2,273,148
		7,581,812
Drug Retail–0.25%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	2,958,000	2,982,533
4.88%, 04/21/2033(b)	3,863,000	3,868,741
CVS Pass-Through Trust,
6.04%, 12/10/2028	663,562	672,072
5.77%, 01/10/2033(b)	1,190,675	1,207,457
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026(c)	571,000	543,800
		9,274,603
Principal Amount		Value
Electric Utilities–6.87%
AEP Texas, Inc., 5.25%, 05/15/2052	$1,425,000	$1,341,068
Alabama Power Co., 5.85%, 11/15/2033	1,687,000	1,815,659
Alexander Funding Trust II, 7.47%, 07/31/2028(b)(c)	2,040,000	2,192,333
American Electric Power Co., Inc.,
5.75%, 11/01/2027	1,982,000	2,055,172
5.20%, 01/15/2029(c)	2,779,000	2,848,082
Berkshire Hathaway Energy Co., 3.80%, 07/15/2048	208,000	161,583
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028(c)	1,664,000	1,708,186
Series AJ, 4.85%, 10/01/2052(c)	3,323,000	3,082,980
Connecticut Light and Power Co. (The),
4.95%, 08/15/2034(c)	1,103,000	1,109,069
5.25%, 01/15/2053(c)	1,448,000	1,462,345
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	26,000	27,375
6.15%, 11/15/2052	911,000	1,017,912
5.90%, 11/15/2053	2,628,000	2,828,418
Series C, 3.00%, 12/01/2060	193,000	120,337
Constellation Energy Generation LLC,
6.13%, 01/15/2034	1,261,000	1,356,147
6.50%, 10/01/2053	1,676,000	1,858,560
5.75%, 03/15/2054(c)	2,954,000	2,982,874
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	1,599,000	1,813,365
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	2,655,000	2,659,678
Duke Energy Corp.,
5.00%, 12/08/2027	1,030,000	1,049,552
4.85%, 01/05/2029	4,152,000	4,210,696
5.00%, 08/15/2052(c)	2,798,000	2,571,287
6.45%, 09/01/2054(c)(d)	3,566,000	3,655,114
Duke Energy Florida LLC, 6.20%, 11/15/2053	208,000	232,952
Duke Energy Indiana LLC, 5.40%, 04/01/2053	5,266,000	5,257,047
Edison International, 7.88%, 06/15/2054(d)	3,761,000	3,956,015
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)(c)	1,457,000	1,506,904
9.13%(b)(c)(d)(e)	1,818,000	2,058,658
6.00%, 01/22/2114(b)(c)	6,655,000	6,826,032
Enel Finance America LLC (Italy), 7.10%, 10/14/2027(b)	1,455,000	1,552,784
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	2,805,000	2,870,366
Entergy Corp., 7.13%, 12/01/2054(d)	3,268,000	3,335,876
Entergy Louisiana LLC, 5.15%, 09/15/2034	2,726,000	2,751,775
Entergy Texas, Inc., 5.55%, 09/15/2054	2,051,000	2,057,059
Evergy Metro, Inc., 4.95%, 04/15/2033(c)	1,131,000	1,141,918
Eversource Energy, 5.50%, 01/01/2034	2,373,000	2,423,776
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Exelon Corp.,
5.15%, 03/15/2029	$2,105,000	$2,161,595
5.45%, 03/15/2034	2,021,000	2,088,188
5.60%, 03/15/2053	3,824,000	3,876,858
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	601,000	611,419
Georgia Power Co.,
4.65%, 05/16/2028	839,000	847,857
4.95%, 05/17/2033	1,520,000	1,537,401
Indiana Michigan Power Co., 5.63%, 04/01/2053	208,000	215,095
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	570,000	566,509
MidAmerican Energy Co.,
5.35%, 01/15/2034(c)	1,285,000	1,346,883
5.85%, 09/15/2054	3,974,000	4,283,292
5.30%, 02/01/2055	2,361,000	2,355,850
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	3,852,000	3,924,432
5.00%, 02/07/2031(c)	4,405,000	4,544,185
5.80%, 01/15/2033(c)	1,405,000	1,501,537
5.00%, 08/15/2034	4,565,000	4,591,184
7.13%, 09/15/2053(c)(d)	12,129,000	12,626,653
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	3,432,000	3,456,151
5.00%, 07/15/2032(c)	1,063,000	1,077,136
5.25%, 03/15/2034(c)	4,630,000	4,710,650
5.55%, 03/15/2054	6,067,000	6,124,417
6.75%, 06/15/2054(c)(d)	2,003,000	2,099,348
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(b)	2,815,000	2,837,188
5.66%, 01/17/2054(b)	1,305,000	1,315,985
Ohio Power Co., 5.65%, 06/01/2034	10,014,000	10,416,891
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	8,753,000	8,890,308
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	2,588,000	2,751,513
PacifiCorp,
5.10%, 02/15/2029	2,825,000	2,896,180
5.30%, 02/15/2031(c)	2,678,000	2,747,901
5.45%, 02/15/2034(c)	3,516,000	3,594,288
5.80%, 01/15/2055(c)	3,581,000	3,644,968
PPL Capital Funding, Inc., 5.25%, 09/01/2034	1,540,000	1,559,414
Public Service Co. of Colorado, 5.25%, 04/01/2053(c)	3,884,000	3,764,707
Public Service Co. of New Hampshire, 5.35%, 10/01/2033(c)	1,166,000	1,217,582
Public Service Electric and Gas Co., 5.13%, 03/15/2053	1,104,000	1,092,836
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	4,267,000	4,268,693
5.55%, 04/15/2054	3,273,000	3,368,450
Sierra Pacific Power Co., 5.90%, 03/15/2054(c)	4,876,000	5,180,627
	Principal Amount	Value
Electric Utilities–(continued)
Southern Co. (The),
5.70%, 10/15/2032	$1,448,000	$1,534,359
5.70%, 03/15/2034	5,101,000	5,384,599
Series B, 4.00%, 01/15/2051(c)(d)	11,496,000	11,261,945
Southwestern Electric Power Co., 5.30%, 04/01/2033	1,714,000	1,740,502
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	253,000	274,185
Tampa Electric Co., 5.00%, 07/15/2052(c)	1,144,000	1,084,781
Union Electric Co., 5.20%, 04/01/2034	4,489,000	4,605,259
Virginia Electric & Power Co., Series C, 4.63%, 05/15/2052	1,783,000	1,578,839
Virginia Electric and Power Co.,
5.00%, 04/01/2033(c)	1,547,000	1,559,453
2.95%, 11/15/2051	352,000	232,827
5.70%, 08/15/2053	282,000	292,473
5.35%, 01/15/2054(c)	3,930,000	3,914,479
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	1,513,000	1,511,783
4.38%, 05/01/2029(b)	78,000	74,726
7.75%, 10/15/2031(b)	4,645,000	4,945,787
6.88%, 04/15/2032(b)(c)	4,325,000	4,495,158
6.95%, 10/15/2033(b)	3,294,000	3,661,703
6.00%, 04/15/2034(b)(c)	2,066,000	2,160,594
		254,306,577
Electrical Components & Equipment–0.25%
EnerSys,
4.38%, 12/15/2027(b)	295,000	289,170
6.63%, 01/15/2032(b)	243,000	255,433
Regal Rexnord Corp.,
6.05%, 04/15/2028	1,914,000	1,978,586
6.40%, 04/15/2033(c)	6,472,000	6,872,841
		9,396,030
Electronic Components–0.13%
Corning, Inc., 5.45%, 11/15/2079	4,258,000	4,140,504
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	556,000	502,591
6.63%, 07/15/2032(b)(c)	324,000	335,451
		4,978,546
Electronic Manufacturing Services–0.11%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	3,811,000	3,907,357
Environmental & Facilities Services–0.54%
GFL Environmental, Inc.,
5.13%, 12/15/2026(b)	975,000	972,132
6.75%, 01/15/2031(b)(c)	611,000	639,001
Republic Services, Inc.,
4.88%, 04/01/2029	3,518,000	3,589,664
5.00%, 12/15/2033(c)	2,833,000	2,885,037
5.00%, 04/01/2034(c)	1,995,000	2,030,577
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Corporate Bond Fund

	Principal Amount	Value
Environmental & Facilities Services–(continued)
Veralto Corp.,
5.35%, 09/18/2028(b)	$4,722,000	$4,869,581
5.45%, 09/18/2033(b)	4,686,000	4,845,666
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	165,000	170,472
		20,002,130
Financial Exchanges & Data–0.51%
Intercontinental Exchange, Inc.,
4.35%, 06/15/2029(c)	1,723,000	1,719,411
5.25%, 06/15/2031	3,072,000	3,198,381
4.60%, 03/15/2033(c)	1,631,000	1,626,154
4.95%, 06/15/2052(c)	2,400,000	2,348,994
5.20%, 06/15/2062	3,191,000	3,195,456
Moody’s Corp.,
5.25%, 07/15/2044	905,000	903,722
3.10%, 11/29/2061	390,000	253,245
Nasdaq, Inc.,
5.35%, 06/28/2028(c)	1,487,000	1,536,782
5.55%, 02/15/2034(c)	1,596,000	1,663,025
5.95%, 08/15/2053(c)	779,000	835,952
6.10%, 06/28/2063	1,628,000	1,766,156
		19,047,278
Food Retail–0.30%
Kroger Co. (The),
4.65%, 09/15/2029(c)	2,594,000	2,594,445
4.90%, 09/15/2031	1,126,000	1,125,518
5.00%, 09/15/2034	3,313,000	3,303,993
5.65%, 09/15/2064	4,000,000	3,910,942
		10,934,898
Gas Utilities–0.25%
Atmos Energy Corp.,
5.90%, 11/15/2033(c)	1,558,000	1,688,870
6.20%, 11/15/2053(c)	1,357,000	1,535,918
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	2,282,000	2,360,277
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	2,460,000	2,601,787
Southwest Gas Corp., 5.45%, 03/23/2028(c)	1,057,000	1,081,057
		9,267,909
Gold–0.01%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	528,000	533,449
Health Care Distributors–0.05%
Cardinal Health, Inc., 5.45%, 02/15/2034(c)	1,685,000	1,742,087
Health Care Equipment–0.22%
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	8,104,000	8,274,172
Health Care Facilities–0.56%
Adventist Health System, 5.76%, 12/01/2034	1,555,000	1,593,830
CommonSpirit Health,
5.32%, 12/01/2034	4,748,000	4,857,628
5.55%, 12/01/2054(c)	1,529,000	1,565,150
	Principal Amount	Value
Health Care Facilities–(continued)
Encompass Health Corp.,
4.50%, 02/01/2028	$415,000	$406,056
4.63%, 04/01/2031	87,000	82,453
HCA, Inc.,
5.45%, 09/15/2034(c)	1,217,000	1,233,146
5.25%, 06/15/2049	309,000	287,022
5.90%, 06/01/2053	3,654,000	3,708,284
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	2,844,000	1,752,925
Tenet Healthcare Corp., 6.75%, 05/15/2031	1,576,000	1,635,480
UPMC,
5.04%, 05/15/2033	2,609,000	2,645,387
5.38%, 05/15/2043	882,000	904,934
		20,672,295
Health Care REITs–0.22%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	1,262,000	1,262,214
5.15%, 04/15/2053	79,000	72,687
5.63%, 05/15/2054	5,939,000	5,856,870
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(g)	829,000	742,335
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	172,000	117,655
		8,051,761
Health Care Services–1.11%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)(c)	165,000	161,239
Cigna Group (The), 3.40%, 03/15/2051	180,000	127,748
Community Health Systems, Inc.,
8.00%, 12/15/2027(b)	273,000	273,733
5.25%, 05/15/2030(b)	377,000	338,303
4.75%, 02/15/2031(b)	251,000	214,353
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	531,000	556,139
CVS Health Corp.,
5.00%, 01/30/2029	4,807,000	4,876,449
5.25%, 01/30/2031(c)	1,442,000	1,466,695
5.30%, 06/01/2033(c)	4,389,000	4,409,823
6.00%, 06/01/2063	32,000	31,826
DaVita, Inc.,
3.75%, 02/15/2031(b)	332,000	295,739
6.88%, 09/01/2032(b)	4,042,000	4,137,788
Icon Investments Six DAC,
5.81%, 05/08/2027	7,385,000	7,576,078
5.85%, 05/08/2029	9,215,000	9,631,505
6.00%, 05/08/2034	2,790,000	2,939,622
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	1,494,000	1,012,648
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)	325,000	327,917
Quest Diagnostics, Inc., 6.40%, 11/30/2033	1,970,000	2,169,086
Star Parent, Inc., 9.00%, 10/01/2030(b)(c)	509,000	544,008
		41,090,699
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Corporate Bond Fund

	Principal Amount	Value
Health Care Supplies–0.68%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	$273,000	$258,087
5.25%, 10/01/2029(b)(c)	535,000	525,853
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	505,000	521,198
Solventum Corp.,
5.40%, 03/01/2029(b)	5,614,000	5,730,699
5.60%, 03/23/2034(b)	7,639,000	7,791,426
5.90%, 04/30/2054(b)(c)	5,194,000	5,258,899
6.00%, 05/15/2064(b)	5,086,000	5,100,216
		25,186,378
Home Improvement Retail–0.49%
Home Depot, Inc. (The), 4.95%, 09/15/2052(c)	1,393,000	1,349,868
Lowe’s Cos., Inc.,
5.63%, 04/15/2053	4,105,000	4,154,154
5.75%, 07/01/2053	1,612,000	1,662,684
4.45%, 04/01/2062	49,000	40,053
5.80%, 09/15/2062	3,420,000	3,489,914
5.85%, 04/01/2063(c)	7,129,000	7,314,330
		18,011,003
Homebuilding–0.07%
D.R. Horton, Inc., 5.00%, 10/15/2034	2,462,000	2,457,816
Hotel & Resort REITs–0.11%
Phillips Edison Grocery Center Operating Partnership I L.P., 5.75%, 07/15/2034	1,287,000	1,326,234
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	795,000	819,361
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	601,000	545,956
Service Properties Trust,
4.75%, 10/01/2026(c)	819,000	783,902
5.50%, 12/15/2027	297,000	279,683
4.38%, 02/15/2030	210,000	155,353
		3,910,489
Hotels, Resorts & Cruise Lines–0.59%
Carnival Corp.,
6.00%, 05/01/2029(b)	207,000	208,066
7.00%, 08/15/2029(b)(c)	995,000	1,046,882
10.50%, 06/01/2030(b)(c)	495,000	537,630
Choice Hotels International, Inc., 5.85%, 08/01/2034(c)	2,290,000	2,341,890
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	1,270,000	1,295,103
6.13%, 04/01/2032(b)	2,930,000	3,005,864
IRB Holding Corp., 7.00%, 06/15/2025(b)	417,000	417,442
Marriott International, Inc.,
4.88%, 05/15/2029	1,210,000	1,224,966
4.80%, 03/15/2030	2,909,000	2,926,320
5.30%, 05/15/2034(c)	2,026,000	2,061,111
	Principal Amount	Value
Hotels, Resorts & Cruise Lines–(continued)
Royal Caribbean Cruises Ltd.,
5.50%, 04/01/2028(b)(c)	$975,000	$983,139
6.25%, 03/15/2032(b)(c)	1,316,000	1,359,879
6.00%, 02/01/2033(b)	4,262,000	4,368,606
		21,776,898
Household Products–0.01%
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)(c)	540,000	556,203
Housewares & Specialties–0.02%
Newell Brands, Inc.,
6.38%, 09/15/2027	436,000	439,430
6.88%, 04/01/2036	116,000	110,414
7.00%, 04/01/2046	192,000	166,649
		716,493
Independent Power Producers & Energy Traders–0.27%
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	1,152,000	1,120,204
3.75%, 02/15/2031(b)	307,000	278,790
NSTAR Electric Co., 4.55%, 06/01/2052	1,425,000	1,274,403
Vistra Corp.,
7.00%(b)(d)(e)	2,207,000	2,232,670
Series C, 8.88%(b)(d)(e)	4,706,000	5,007,556
		9,913,623
Industrial Conglomerates–0.65%
Honeywell International, Inc.,
4.25%, 01/15/2029(c)	2,157,000	2,173,121
4.88%, 09/01/2029	3,858,000	3,961,514
4.95%, 09/01/2031(c)	5,533,000	5,717,773
5.00%, 02/15/2033	1,058,000	1,089,378
5.25%, 03/01/2054(c)	4,343,000	4,411,044
5.35%, 03/01/2064	6,107,000	6,256,215
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(b)	500,000	506,291
		24,115,336
Industrial Machinery & Supplies & Components–0.30%
Enpro, Inc., 5.75%, 10/15/2026	532,000	529,695
ESAB Corp., 6.25%, 04/15/2029(b)	534,000	549,242
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	3,041,000	3,094,913
5.40%, 08/14/2028	634,000	653,540
Nordson Corp.,
5.60%, 09/15/2028	938,000	972,312
5.80%, 09/15/2033(c)	1,657,000	1,767,377
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	2,775,000	2,850,184
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	873,000	831,431
		11,248,694
Industrial REITs–1.03%
LXP Industrial Trust, 6.75%, 11/15/2028	1,294,000	1,373,708
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Corporate Bond Fund

	Principal Amount	Value
Industrial REITs–(continued)
Prologis L.P.,
4.88%, 06/15/2028	$2,148,000	$2,186,732
4.63%, 01/15/2033	3,653,000	3,625,053
4.75%, 06/15/2033	4,088,000	4,089,926
5.13%, 01/15/2034(c)	2,069,000	2,117,193
5.00%, 03/15/2034	7,553,000	7,640,167
5.00%, 01/31/2035	4,881,000	4,919,739
5.25%, 06/15/2053	5,359,000	5,317,045
5.25%, 03/15/2054	6,744,000	6,694,468
		37,964,031
Insurance Brokers–0.29%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	524,000	542,079
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	1,043,000	1,076,184
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	62,000	71,591
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	15,000	15,312
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033(c)	3,071,000	3,243,818
2.90%, 12/15/2051	85,000	56,428
6.25%, 11/01/2052	1,117,000	1,279,411
5.45%, 03/15/2053	1,044,000	1,070,292
5.70%, 09/15/2053(c)	3,003,000	3,195,421
		10,550,536
Integrated Oil & Gas–1.73%
BP Capital Markets America, Inc.,
4.70%, 04/10/2029	6,105,000	6,188,071
4.81%, 02/13/2033(c)	2,453,000	2,454,967
3.06%, 06/17/2041	61,000	46,522
BP Capital Markets PLC, 4.38%(d)(e)	567,000	559,201
Ecopetrol S.A. (Colombia),
8.88%, 01/13/2033	5,115,000	5,427,199
8.38%, 01/19/2036	2,362,000	2,393,256
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	1,880,000	1,955,743
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	2,383,000	2,456,670
Occidental Petroleum Corp.,
5.20%, 08/01/2029	1,237,000	1,255,133
5.38%, 01/01/2032	1,014,000	1,029,603
5.55%, 10/01/2034	2,615,000	2,658,812
6.45%, 09/15/2036	5,594,000	6,066,092
6.20%, 03/15/2040	5,623,000	5,880,078
4.63%, 06/15/2045	2,227,000	1,838,522
6.60%, 03/15/2046(c)	2,261,000	2,442,830
6.05%, 10/01/2054(c)	6,752,000	6,870,943
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	845,770	839,439
6.70%, 02/16/2032	2,097,000	1,808,200
Saudi Arabian Oil Co. (Saudi Arabia),
5.25%, 07/17/2034(b)	2,530,000	2,588,073
5.75%, 07/17/2054(b)(c)	3,700,000	3,719,425
5.88%, 07/17/2064(b)	5,095,000	5,171,929
	Principal Amount	Value
Integrated Oil & Gas–(continued)
Shell International Finance B.V., 3.75%, 09/12/2046	$263,000	$211,952
		63,862,660
Integrated Telecommunication Services–1.49%
AT&T, Inc.,
5.40%, 02/15/2034	2,952,000	3,049,478
4.50%, 03/09/2048	303,000	261,560
3.50%, 09/15/2053	413,000	294,050
3.55%, 09/15/2055	17,755,000	12,563,113
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	6,220,000	5,998,817
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)	260,000	275,382
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(b)	1,250,000	1,262,024
7.00%, 10/15/2028(b)	500,000	507,898
8.50%, 04/15/2031(b)(c)	5,274,000	5,594,485
Level 3 Financing, Inc.,
10.50%, 04/15/2029(b)	101,000	108,774
11.00%, 11/15/2029(b)	148,000	162,438
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	553,000	559,040
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	1,555,000	1,764,929
Verizon Communications, Inc.,
4.50%, 08/10/2033	15,455,000	15,035,994
3.40%, 03/22/2041	675,000	538,330
5.50%, 02/23/2054	413,000	423,982
3.00%, 11/20/2060(c)	2,179,000	1,371,505
3.70%, 03/22/2061	1,399,000	1,031,098
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	4,067,000	4,232,476
		55,035,373
Interactive Media & Services–0.99%
Match Group Holdings II LLC,
5.00%, 12/15/2027(b)(c)	975,000	959,992
3.63%, 10/01/2031(b)	179,000	159,062
Meta Platforms, Inc.,
4.30%, 08/15/2029(c)	3,218,000	3,240,764
4.55%, 08/15/2031(c)	1,820,000	1,841,357
4.75%, 08/15/2034(c)	4,772,000	4,803,801
4.45%, 08/15/2052	1,299,000	1,163,092
5.40%, 08/15/2054(c)	7,717,000	7,876,002
4.65%, 08/15/2062	3,131,000	2,816,622
5.75%, 05/15/2063	3,716,000	3,963,344
5.55%, 08/15/2064	9,539,000	9,779,113
		36,603,149
Investment Banking & Brokerage–2.99%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	2,151,000	2,267,546
Charles Schwab Corp. (The),
Series G, 5.38%(d)(e)	3,598,000	3,578,965
Series K, 5.00%(c)(d)(e)	1,938,000	1,872,871
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Corporate Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
6.16% (SOFR + 0.79%), 12/09/2026(f)	$3,288,000	$3,288,793
6.18% (SOFR + 0.81%), 03/09/2027(f)	4,607,000	4,603,961
6.30% (SOFR + 0.92%), 10/21/2027(f)	972,000	972,354
6.50% (SOFR + 1.12%), 02/24/2028(c)(f)	941,000	948,258
4.48%, 08/23/2028(d)	1,495,000	1,491,939
5.73%, 04/25/2030(d)	3,273,000	3,412,316
5.05%, 07/23/2030(d)	5,212,000	5,291,569
5.85%, 04/25/2035(d)	3,825,000	4,042,160
5.33%, 07/23/2035(d)	4,168,000	4,247,971
6.75%, 10/01/2037	2,042,000	2,302,920
4.02%, 10/31/2038(d)	341,000	302,207
3.21%, 04/22/2042(d)	218,000	168,739
4.80%, 07/08/2044	2,002,000	1,904,074
Series T, 3.80%(d)(e)	124,000	118,671
Series V, 4.13%(c)(d)(e)	2,229,000	2,116,021
Series W, 7.50%(d)(e)	10,931,000	11,668,985
Series X, 7.50%(d)(e)	10,629,000	11,177,361
Morgan Stanley,
5.12%, 02/01/2029(d)	1,380,000	1,404,504
5.16%, 04/20/2029(d)	6,194,000	6,312,160
5.45%, 07/20/2029(d)	1,373,000	1,415,548
6.41%, 11/01/2029(d)	3,333,000	3,553,105
5.17%, 01/16/2030(d)	1,805,000	1,842,524
5.04%, 07/19/2030(c)(d)	3,736,000	3,800,878
4.89%, 07/20/2033(d)	49,000	48,906
5.25%, 04/21/2034(d)	5,953,000	6,056,275
5.42%, 07/21/2034(d)	3,075,000	3,160,648
5.47%, 01/18/2035(d)	1,895,000	1,953,434
5.83%, 04/19/2035(d)	3,281,000	3,471,853
5.32%, 07/19/2035(c)(d)	5,776,000	5,902,428
5.95%, 01/19/2038(d)	1,152,000	1,193,694
5.94%, 02/07/2039(d)	4,526,000	4,673,719
Raymond James Financial, Inc., 3.75%, 04/01/2051	142,000	109,574
		110,676,931
Leisure Facilities–0.08%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	550,000	595,372
NCL Corp. Ltd.,
5.88%, 02/15/2027(b)	551,000	552,668
8.13%, 01/15/2029(b)	258,000	276,148
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	524,000	539,695
Viking Cruises Ltd., 9.13%, 07/15/2031(b)(c)	612,000	671,870
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	156,000	154,803
		2,790,556
Leisure Products–0.30%
Brunswick Corp.,
5.85%, 03/18/2029(c)	1,986,000	2,032,645
5.10%, 04/01/2052(c)	2,117,000	1,730,244
Principal Amount		Value
Leisure Products–(continued)
Polaris, Inc., 6.95%, 03/15/2029(c)	$6,778,000	$7,272,340
		11,035,229
Life & Health Insurance–3.19%
AIA Group Ltd. (Hong Kong), 5.38%, 04/05/2034(b)	2,573,000	2,616,097
American National Group, Inc., 5.00%, 06/15/2027	3,706,000	3,703,171
Athene Global Funding, 5.58%, 01/09/2029(b)	5,394,000	5,542,634
Athene Holding Ltd., 6.25%, 04/01/2054	2,796,000	2,906,072
Corebridge Global Funding,
6.67% (SOFR + 1.30%), 09/25/2026(b)(f)	6,760,000	6,813,632
5.90%, 09/19/2028(b)	2,586,000	2,699,730
5.20%, 01/12/2029(b)	4,641,000	4,742,732
5.20%, 06/24/2029(b)	4,725,000	4,858,865
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	5,895,000	5,784,704
Series 21-1, 2.66%, 06/29/2026(b)	13,992,000	13,285,492
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	3,181,000	3,335,225
GA Global Funding Trust, 5.50%, 01/08/2029(b)	2,390,000	2,453,172
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	11,777,000	10,532,407
MetLife, Inc.,
4.60%, 05/13/2046	306,000	280,406
5.00%, 07/15/2052(c)	1,082,000	1,043,144
5.25%, 01/15/2054(c)	4,776,000	4,797,477
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	5,445,000	5,593,201
New York Life Global Funding, 4.55%, 01/28/2033(b)	3,062,000	3,016,723
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(c)(d)	5,556,000	5,768,495
Pacific Life Global Funding II,
6.18% (SOFR + 0.80%), 03/30/2025(b)(f)	3,686,000	3,695,358
6.01% (SOFR + 0.62%), 06/04/2026(b)(f)	1,638,000	1,639,698
6.43% (SOFR + 1.05%), 07/28/2026(b)(f)	12,622,000	12,728,667
Pricoa Global Funding I, 4.65%, 08/27/2031(b)(c)	2,116,000	2,114,858
Principal Financial Group, Inc., 5.50%, 03/15/2053	45,000	45,334
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(d)(e)	7,680,000	7,900,493
		117,897,787
Managed Health Care–0.74%
Humana, Inc., 5.75%, 12/01/2028(c)	1,632,000	1,705,361
Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/2041	46,000	34,828
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Corporate Bond Fund

	Principal Amount	Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	$2,855,000	$2,960,119
4.25%, 01/15/2029(c)	1,575,000	1,576,182
5.30%, 02/15/2030	4,868,000	5,101,665
5.35%, 02/15/2033	4,183,000	4,379,707
4.50%, 04/15/2033	710,000	701,867
4.25%, 06/15/2048	269,000	232,332
5.05%, 04/15/2053(c)	1,548,000	1,500,548
5.63%, 07/15/2054	3,482,000	3,639,643
5.20%, 04/15/2063	2,403,000	2,329,981
5.75%, 07/15/2064	2,927,000	3,075,174
		27,237,407
Marine Transportation–0.31%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)(c)	2,392,000	2,533,161
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	530,000	546,141
7.63%, 02/15/2031(b)	8,165,000	8,442,186
		11,521,488
Metal, Glass & Plastic Containers–0.04%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	425,000	424,784
OI European Group B.V., 4.75%, 02/15/2030(b)(c)	863,000	811,878
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	271,000	274,557
		1,511,219
Movies & Entertainment–0.31%
Netflix, Inc., 5.40%, 08/15/2054	727,000	758,270
Walt Disney Co. (The),
3.50%, 05/13/2040	89,000	73,824
3.80%, 05/13/2060	163,000	126,617
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	4,458,000	3,574,915
5.14%, 03/15/2052	4,090,000	3,113,171
5.39%, 03/15/2062	4,893,000	3,677,062
		11,323,859
Multi-Family Residential REITs–0.37%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033(c)	871,000	879,633
5.30%, 12/07/2033	3,316,000	3,412,601
Essex Portfolio L.P., 5.50%, 04/01/2034	2,033,000	2,087,842
Mid-America Apartments L.P., 5.30%, 02/15/2032	5,667,000	5,829,042
UDR, Inc., 5.13%, 09/01/2034(c)	1,427,000	1,422,096
		13,631,214
Multi-line Insurance–0.02%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	535,000	549,561
American International Group, Inc., 4.38%, 06/30/2050	309,000	268,746
		818,307
	Principal Amount	Value
Multi-Utilities–1.94%
Ameren Illinois Co.,
4.95%, 06/01/2033(c)	$1,707,000	$1,730,296
5.90%, 12/01/2052	1,046,000	1,132,226
Black Hills Corp., 6.15%, 05/15/2034	8,481,000	9,006,807
Dominion Energy, Inc.,
5.38%, 11/15/2032	4,432,000	4,566,699
Series B, 7.00%, 06/01/2054(c)(d)	5,740,000	6,120,183
Series A, 6.88%, 02/01/2055(c)(d)	4,857,000	5,062,218
DTE Electric Co., 5.20%, 03/01/2034	1,897,000	1,958,695
DTE Energy Co.,
4.95%, 07/01/2027	2,190,000	2,214,171
5.85%, 06/01/2034	3,829,000	4,034,392
ENGIE S.A. (France),
5.25%, 04/10/2029(b)(c)	2,843,000	2,917,996
5.63%, 04/10/2034(b)	2,147,000	2,228,809
5.88%, 04/10/2054(b)	2,363,000	2,440,051
NiSource, Inc.,
5.25%, 03/30/2028	1,395,000	1,426,597
5.35%, 04/01/2034(c)	3,022,000	3,086,394
6.95%, 11/30/2054(c)(d)	5,900,000	5,992,347
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	4,713,000	4,932,112
6.13%, 10/15/2033(c)	2,985,000	3,213,792
Sempra, 6.88%, 10/01/2054(d)	7,449,000	7,542,619
WEC Energy Group, Inc.,
5.15%, 10/01/2027(c)	1,887,000	1,926,464
4.75%, 01/15/2028(c)	310,000	312,860
		71,845,728
Office REITs–0.45%
Brandywine Operating Partnership L.P.,
8.05%, 03/15/2028(c)	4,348,000	4,630,133
8.88%, 04/12/2029(c)	3,224,000	3,506,574
Cousins Properties L.P., 5.88%, 10/01/2034	3,242,000	3,262,111
Office Properties Income Trust,
9.00%, 03/31/2029(b)	602,000	572,644
9.00%, 09/30/2029(b)	5,564,000	4,533,380
		16,504,842
Oil & Gas Drilling–0.16%
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(b)	858,000	865,284
8.63%, 03/15/2029(b)	269,000	283,057
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033(c)	1,751,000	1,899,292
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	804,000	835,112
Transocean, Inc., 8.75%, 02/15/2030(b)	818,550	865,364
Valaris Ltd., 8.38%, 04/30/2030(b)	1,002,000	1,046,187
		5,794,296
Oil & Gas Exploration & Production–1.65%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	518,000	525,544
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Apache Corp., 7.75%, 12/15/2029	$1,331,000	$1,472,461
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)(c)	3,918,000	4,060,968
Civitas Resources, Inc.,
8.38%, 07/01/2028(b)	3,567,000	3,765,018
8.75%, 07/01/2031(b)	2,823,000	3,050,045
ConocoPhillips Co.,
5.55%, 03/15/2054	4,083,000	4,199,570
5.70%, 09/15/2063	1,524,000	1,593,141
Devon Energy Corp.,
5.25%, 10/15/2027	2,669,000	2,686,058
5.88%, 06/15/2028	3,112,000	3,144,392
Diamondback Energy, Inc.,
5.15%, 01/30/2030	5,829,000	5,965,985
6.25%, 03/15/2053(c)	4,080,000	4,347,150
5.75%, 04/18/2054(c)	1,829,000	1,831,031
5.90%, 04/18/2064	1,623,000	1,631,201
EQT Corp., 5.70%, 04/01/2028	1,121,000	1,152,273
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)(c)	423,000	421,090
6.00%, 02/01/2031(b)	186,000	184,339
6.25%, 04/15/2032(b)	154,000	153,571
8.38%, 11/01/2033(b)	303,000	332,091
6.88%, 05/15/2034(b)	8,781,000	8,887,926
Murphy Oil Corp.,
6.38%, 07/15/2028	2,418,000	2,451,100
5.88%, 12/01/2042	180,000	164,881
Southwestern Energy Co., 5.38%, 03/15/2030	1,470,000	1,458,125
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	4,309,000	4,472,414
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	3,661,000	3,158,263
		61,108,637
Oil & Gas Refining & Marketing–0.45%
Cosan (Luxembourg) S.A. (Brazil), 7.50%, 06/27/2030(b)	2,084,000	2,173,654
CVR Energy, Inc., 8.50%, 01/15/2029(b)	6,249,000	6,372,229
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)(c)	5,000,000	5,203,415
Phillips 66 Co., 5.30%, 06/30/2033(c)	2,732,000	2,797,310
		16,546,608
Oil & Gas Storage & Transportation–6.50%
6297782 LLC (Canada),
5.03%, 10/01/2029(b)	1,056,000	1,054,006
5.58%, 10/01/2034(b)	2,815,000	2,803,901
6.18%, 10/01/2054(b)	2,845,000	2,845,680
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	4,045,000	4,171,301
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 07/15/2029(b)	1,679,000	1,747,480
7.25%, 07/15/2032(b)	1,805,000	1,894,398
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	$2,038,000	$2,146,658
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	933,000	952,935
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	995,000	1,174,811
Enbridge, Inc. (Canada),
5.70%, 03/08/2033(c)	2,564,000	2,674,744
7.38%, 01/15/2083(d)	3,347,000	3,391,304
7.63%, 01/15/2083(c)(d)	2,601,000	2,726,743
8.50%, 01/15/2084(c)(d)	2,699,000	2,964,878
Series NC5, 8.25%, 01/15/2084(d)	4,350,000	4,562,171
Energy Transfer L.P.,
5.55%, 02/15/2028	690,000	709,526
6.10%, 12/01/2028	1,765,000	1,864,987
6.40%, 12/01/2030(c)	912,000	987,349
7.38%, 02/01/2031(b)	1,477,000	1,573,568
5.75%, 02/15/2033	1,653,000	1,720,001
6.55%, 12/01/2033	2,880,000	3,151,484
5.55%, 05/15/2034	3,599,000	3,694,204
4.90%, 03/15/2035	6,244,000	6,086,519
5.00%, 05/15/2050	4,185,000	3,714,773
5.95%, 05/15/2054	4,950,000	5,001,162
8.00%, 05/15/2054(c)(d)	2,526,000	2,689,124
6.05%, 09/01/2054	6,674,000	6,834,463
7.13%, 10/01/2054(d)	8,992,000	9,112,799
Enterprise Products Operating LLC,
Series D, 6.88%, 03/01/2033(c)	1,436,000	1,635,982
8.34% (3 mo. Term SOFR + 3.25%), 08/16/2077(c)(f)	3,326,000	3,289,819
4.25%, 02/15/2048	494,000	420,495
4.20%, 01/31/2050	1,391,000	1,166,789
EQM Midstream Partners L.P., 6.50%, 07/15/2048	1,041,000	1,075,892
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	280,000	286,902
7.75%, 02/01/2028	297,000	302,494
8.88%, 04/15/2030	273,000	289,981
7.88%, 05/15/2032(c)	707,000	725,970
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	4,980,000	5,137,654
6.13%, 02/23/2038(b)	1,166,000	1,218,822
6.51%, 02/23/2042(b)	2,700,000	2,875,249
6.10%, 08/23/2042(b)	6,175,000	6,336,634
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	1,053,000	1,090,931
Kinder Morgan, Inc.,
7.80%, 08/01/2031(c)	9,292,000	10,749,534
7.75%, 01/15/2032(c)	6,735,000	7,815,856
5.20%, 06/01/2033(c)	3,012,000	3,020,596
MPLX L.P.,
4.80%, 02/15/2029	1,233,000	1,245,121
4.70%, 04/15/2048	1,509,000	1,300,557
5.50%, 02/15/2049	2,195,000	2,106,218
4.95%, 03/14/2052	3,814,000	3,377,604
5.65%, 03/01/2053	695,000	680,598
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	$184,000	$159,426
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	262,000	268,163
8.38%, 02/15/2032(b)	4,335,000	4,465,275
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	7,423,000	8,773,966
Northern Natural Gas Co.,
3.40%, 10/16/2051(b)	713,000	492,275
5.63%, 02/01/2054(b)(c)	1,167,000	1,187,587
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	2,750,000	2,841,130
ONEOK Partners L.P., 6.85%, 10/15/2037	2,246,000	2,495,879
ONEOK, Inc.,
5.65%, 11/01/2028(c)	1,098,000	1,140,938
5.80%, 11/01/2030	1,627,000	1,719,567
6.35%, 01/15/2031(c)	2,824,000	3,032,636
6.10%, 11/15/2032(c)	1,258,000	1,336,384
6.05%, 09/01/2033(c)	2,979,000	3,146,283
6.63%, 09/01/2053	4,402,000	4,852,855
Plains All American Pipeline L.P., Series B, 9.49% (3 mo. Term SOFR + 4.37%)(e)(f)	168,000	168,000
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	793,000	829,958
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	6,005,000	6,334,493
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(b)(d)	3,576,000	3,686,588
7.63%, 03/01/2055(b)(d)	3,602,000	3,679,893
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)(c)	5,571,000	5,698,983
Targa Resources Corp.,
5.20%, 07/01/2027	2,030,000	2,060,450
5.50%, 02/15/2035	1,574,000	1,598,705
6.25%, 07/01/2052	2,424,000	2,540,400
Transcanada Trust (Canada), 5.63%, 05/20/2075(d)	5,472,000	5,400,695
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	4,106,000	4,629,778
7.00%, 01/15/2030(b)	1,847,000	1,889,745
9.88%, 02/01/2032(b)	4,433,000	4,927,834
Western Midstream Operating L.P.,
6.15%, 04/01/2033(c)	2,259,000	2,375,420
5.45%, 11/15/2034	7,510,000	7,472,854
Williams Cos., Inc. (The),
5.30%, 08/15/2028	2,193,000	2,252,615
4.80%, 11/15/2029(c)	3,025,000	3,048,187
4.65%, 08/15/2032	1,274,000	1,253,960
5.65%, 03/15/2033(c)	2,642,000	2,745,360
5.80%, 11/15/2054	3,472,000	3,548,215
		240,455,164
	Principal Amount	Value
Other Specialized REITs–0.01%
Iron Mountain, Inc.,
4.50%, 02/15/2031(b)	$296,000	$278,120
5.63%, 07/15/2032(b)	280,000	276,067
		554,187
Other Specialty Retail–0.08%
Bath & Body Works, Inc., 6.75%, 07/01/2036(c)	543,000	556,701
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	1,250,000	1,197,058
Tractor Supply Co., 5.25%, 05/15/2033(c)	1,034,000	1,058,707
		2,812,466
Packaged Foods & Meats–0.35%
Campbell Soup Co., 5.20%, 03/21/2029(c)	2,258,000	2,321,409
General Mills, Inc., 5.50%, 10/17/2028	2,978,000	3,097,119
J.M. Smucker Co. (The), 6.20%, 11/15/2033(c)	1,618,000	1,763,660
Mars, Inc., 4.65%, 04/20/2031(b)	1,310,000	1,308,600
Minerva (Luxembourg) S.A. (Brazil),
4.38%, 03/18/2031(b)	546,000	474,584
8.88%, 09/13/2033(b)	3,755,000	4,055,614
		13,020,986
Paper & Plastic Packaging Products & Materials–0.53%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	9,078,000	9,292,958
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	1,120,000	1,178,399
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	2,608,000	2,668,907
5.44%, 04/03/2034(b)	4,102,000	4,223,358
5.78%, 04/03/2054(b)	2,297,000	2,417,317
		19,780,939
Passenger Airlines–0.88%
American Airlines Pass-Through Trust,
Series 2016-3, Class A, 3.00%, 10/15/2028	1,861,790	1,740,208
Series 2021-1, Class B, 3.95%, 07/11/2030	2,077,880	1,914,082
Series 2021-1, Class A, 2.88%, 07/11/2034	2,045,299	1,775,100
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)(c)	1,887,000	1,851,467
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	1,433,572	1,271,024
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	1,152,121	1,147,805
4.75%, 10/20/2028(b)	7,567,845	7,497,006
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Corporate Bond Fund

	Principal Amount	Value
Passenger Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	$1,176,484	$1,145,000
Series 2020-1, Class A, 5.88%, 10/15/2027	2,085,717	2,126,947
Series 2018-1, Class AA, 3.50%, 03/01/2030	1,633,384	1,525,543
Series 2019-1, Class A, 4.55%, 08/25/2031	1,141,383	1,053,807
Series 2019-1, Class AA, 4.15%, 08/25/2031	1,945,465	1,854,013
Series 24-A, 5.88%, 02/15/2037	3,918,000	4,005,460
Series AA, 5.45%, 02/15/2037	3,643,000	3,763,182
		32,670,644
Passenger Ground Transportation–0.01%
Uber Technologies, Inc., 7.50%, 09/15/2027(b)	198,000	202,076
Personal Care Products–0.30%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)	975,000	952,456
Kenvue, Inc.,
5.05%, 03/22/2028(c)	1,408,000	1,447,370
5.00%, 03/22/2030(c)	2,661,000	2,754,910
4.90%, 03/22/2033	3,118,000	3,191,749
5.10%, 03/22/2043(c)	1,416,000	1,427,291
5.20%, 03/22/2063	1,373,000	1,374,904
		11,148,680
Pharmaceuticals–1.40%
AstraZeneca Finance LLC (United Kingdom),
4.90%, 02/26/2031(c)	7,805,000	8,024,155
5.00%, 02/26/2034	3,379,000	3,480,942
Bristol-Myers Squibb Co.,
4.90%, 02/22/2029(c)	1,859,000	1,906,759
5.10%, 02/22/2031	1,296,000	1,340,360
5.90%, 11/15/2033(c)	2,305,000	2,511,957
6.25%, 11/15/2053	2,994,000	3,380,112
5.55%, 02/22/2054	237,000	244,848
6.40%, 11/15/2063	2,378,000	2,725,774
Eli Lilly and Co.,
4.70%, 02/09/2034	2,600,000	2,634,298
5.00%, 02/09/2054	2,040,000	2,033,067
5.05%, 08/14/2054	5,436,000	5,461,159
5.10%, 02/09/2064	3,919,000	3,913,152
5.20%, 08/14/2064(c)	1,523,000	1,543,822
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	511,000	543,209
Merck & Co., Inc.,
5.00%, 05/17/2053	1,559,000	1,536,073
5.15%, 05/17/2063	989,000	985,916
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2028	6,172,000	6,203,864
4.75%, 05/19/2033	2,973,000	2,990,401
5.34%, 05/19/2063	208,000	206,592
		51,666,460
	Principal Amount	Value
Precious Metals & Minerals–0.07%
Anglo American Capital PLC (South Africa), 5.75%, 04/05/2034(b)	$2,474,000	$2,546,142
Property & Casualty Insurance–0.39%
Arch Capital Finance LLC, 5.03%, 12/15/2046	297,000	278,457
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054(b)	2,889,000	3,018,803
6.10%, 03/15/2055(b)	7,484,000	7,577,134
Markel Group, Inc., 6.00%, 05/16/2054	1,908,000	1,979,066
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	1,417,000	1,484,318
		14,337,778
Rail Transportation–0.79%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054(c)	3,758,000	3,779,242
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	4,481,000	4,763,651
CSX Corp.,
6.15%, 05/01/2037	102,000	113,684
4.75%, 11/15/2048	208,000	194,244
Norfolk Southern Corp.,
5.05%, 08/01/2030(c)	4,263,000	4,398,107
5.55%, 03/15/2034	1,931,000	2,041,741
5.35%, 08/01/2054(c)	3,416,000	3,431,529
5.95%, 03/15/2064	2,728,000	2,955,899
Union Pacific Corp.,
4.50%, 01/20/2033(c)	3,662,000	3,659,583
5.15%, 01/20/2063(c)	3,835,000	3,744,390
		29,082,070
Real Estate Development–0.55%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	524,000	567,915
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	497,000	530,395
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	13,117,000	14,509,932
6.88%, 07/15/2029(c)	4,612,000	4,794,309
		20,402,551
Regional Banks–0.64%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(d)	2,564,000	2,480,187
Huntington Bancshares, Inc., 4.44%, 08/04/2028(c)(d)	1,244,000	1,240,619
M&T Bank Corp., 5.05%, 01/27/2034(c)(d)	1,971,000	1,913,897
Regions Financial Corp., 5.72%, 06/06/2030(d)	3,969,000	4,074,154
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Corporate Bond Fund

	Principal Amount	Value
Regional Banks–(continued)
Truist Financial Corp.,
6.05%, 06/08/2027(c)(d)	$2,681,000	$2,737,255
4.87%, 01/26/2029(d)	2,045,000	2,050,408
7.16%, 10/30/2029(d)	2,912,000	3,165,116
5.44%, 01/24/2030(d)	730,000	749,005
4.92%, 07/28/2033(d)	66,000	63,862
6.12%, 10/28/2033(c)(d)	2,121,000	2,256,847
5.87%, 06/08/2034(d)	2,924,000	3,056,690
		23,788,040
Reinsurance–0.66%
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029(b)	5,301,000	5,065,596
4.70%, 10/15/2051(b)(d)	4,229,000	3,975,567
6.75%, 03/15/2054(b)	5,830,000	5,974,858
7.95%, 10/15/2054(b)(c)(d)	2,335,000	2,394,414
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(b)(d)	6,800,000	6,991,828
		24,402,263
Renewable Electricity–0.02%
Idaho Power Co., 5.20%, 08/15/2034(c)	893,000	908,500
Research & Consulting Services–0.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)(c)	1,158,000	1,147,588
Restaurants–0.19%
McDonald’s Corp.,
5.15%, 09/09/2052(c)	388,000	377,427
5.45%, 08/14/2053(c)	6,734,000	6,823,000
		7,200,427
Retail REITs–0.55%
Agree L.P., 5.63%, 06/15/2034	1,923,000	1,984,174
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	1,445,000	1,496,029
Kimco Realty OP LLC, 2.70%, 10/01/2030(c)	570,000	513,143
Kite Realty Group L.P.,
4.95%, 12/15/2031	2,317,000	2,289,441
5.50%, 03/01/2034(c)	939,000	952,534
Kite Realty Group Trust, 4.75%, 09/15/2030	1,422,000	1,409,252
NNN REIT, Inc.,
5.60%, 10/15/2033(c)	1,342,000	1,380,710
5.50%, 06/15/2034	1,947,000	1,992,004
Realty Income Corp.,
4.85%, 03/15/2030	722,000	732,507
5.63%, 10/13/2032(c)	1,862,000	1,954,116
5.38%, 09/01/2054	1,078,000	1,064,012
Regency Centers L.P.,
4.13%, 03/15/2028	1,188,000	1,173,633
5.25%, 01/15/2034	1,950,000	1,986,271
5.10%, 01/15/2035	1,513,000	1,518,436
		20,446,262
Security & Alarm Services–0.01%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	532,000	553,825
	Principal Amount	Value
Self-Storage REITs–0.41%
Extra Space Storage L.P.,
5.70%, 04/01/2028	$1,540,000	$1,590,568
2.55%, 06/01/2031	589,000	507,314
5.40%, 02/01/2034	3,575,000	3,641,017
Public Storage Operating Co.,
5.13%, 01/15/2029	606,000	625,108
5.10%, 08/01/2033(c)	3,470,000	3,557,261
5.35%, 08/01/2053(c)	5,025,000	5,075,065
		14,996,333
Semiconductors–1.06%
Broadcom, Inc.,
5.05%, 07/12/2027	6,755,000	6,859,559
5.05%, 07/12/2029	4,499,000	4,587,812
5.15%, 11/15/2031	3,900,000	3,985,264
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	1,631,000	1,678,334
6.15%, 01/25/2032(b)	4,792,000	4,938,418
5.88%, 01/25/2034(b)	5,272,000	5,298,640
6.25%, 01/25/2035(b)	6,832,000	7,019,379
6.40%, 01/25/2038(b)	1,272,000	1,318,207
Micron Technology, Inc.,
4.98%, 02/06/2026(c)	1,063,000	1,066,285
5.30%, 01/15/2031	2,297,000	2,355,865
		39,107,763
Single-Family Residential REITs–0.23%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	7,828,000	7,988,243
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	484,000	487,947
		8,476,190
Soft Drinks & Non-alcoholic Beverages–0.95%
Coca-Cola Co. (The),
5.00%, 05/13/2034(c)	4,820,000	5,012,973
5.30%, 05/13/2054(c)	13,426,000	13,941,921
5.40%, 05/13/2064	15,565,000	16,126,193
		35,081,087
Sovereign Debt–2.48%
Abu Dhabi Government International Bond (United Arab Emirates), 5.50%, 04/30/2054(b)	17,690,000	19,038,863
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	8,000,000	7,782,760
Brazilian Government International Bond (Brazil),
6.13%, 01/22/2032	9,058,000	9,212,559
6.13%, 03/15/2034	684,000	692,688
7.13%, 05/13/2054	4,116,000	4,233,210
Colombia Government International Bond (Colombia), 7.50%, 02/02/2034	1,795,000	1,856,568
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	1,763,000	1,911,211
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco Corporate Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)(h)	$1,905,000	$999,918
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	2,800,000	2,858,912
6.55%, 02/06/2037(b)	2,180,000	2,248,561
Mexico Government International Bond (Mexico),
6.35%, 02/09/2035	1,685,000	1,754,472
6.00%, 05/07/2036(c)	4,120,000	4,159,807
6.34%, 05/04/2053	2,282,000	2,243,320
6.40%, 05/07/2054	4,293,000	4,251,653
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	1,754,000	1,781,854
Philippine Government International Bond (Philippines), 5.18%, 09/05/2049	6,574,000	6,493,797
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	2,522,000	2,627,359
5.88%, 01/30/2029(b)	1,992,000	2,033,364
7.13%, 01/17/2033(b)	1,620,000	1,754,695
Saudi Government International Bond (Saudi Arabia),
4.75%, 01/16/2030(b)	2,730,000	2,775,061
5.00%, 01/16/2034(b)	2,376,000	2,421,964
5.75%, 01/16/2054(b)	2,862,000	2,943,779
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	5,735,000	5,860,453
		91,936,828
Specialized Consumer Services–0.12%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(b)	1,009,000	1,051,318
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)(c)	1,852,000	1,878,691
Carriage Services, Inc., 4.25%, 05/15/2029(b)	1,492,000	1,379,121
		4,309,130
Specialized Finance–0.44%
Blackstone Private Credit Fund, 6.25%, 01/25/2031(b)	1,912,000	1,957,179
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	1,852,000	1,977,554
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	4,350,000	4,429,821
5.55%, 04/03/2034(b)	7,747,000	7,881,626
		16,246,180
Specialty Chemicals–0.32%
Eastman Chemical Co., 5.00%, 08/01/2029(c)	3,410,000	3,461,641
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	1,547,000	1,489,005
8.75%, 05/03/2029(b)	3,427,000	3,581,479
5.50%, 03/18/2031	614,000	540,556
	Principal Amount	Value
Specialty Chemicals–(continued)
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	$2,678,000	$2,886,581
		11,959,262
Steel–0.27%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	3,940,000	4,156,498
Cleveland-Cliffs, Inc.,
7.00%, 03/15/2032(b)(c)	481,000	483,648
6.25%, 10/01/2040	377,000	332,449
POSCO (South Korea), 5.63%, 01/17/2026(b)	2,120,000	2,142,592
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054(c)	2,970,000	3,034,972
		10,150,159
Systems Software–0.45%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	550,000	539,018
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(c)	1,175,000	1,077,726
Oracle Corp.,
6.25%, 11/09/2032(c)	7,015,000	7,647,213
4.90%, 02/06/2033(c)	2,862,000	2,865,261
4.00%, 11/15/2047	208,000	164,472
6.90%, 11/09/2052	3,684,000	4,294,297
5.55%, 02/06/2053	208,000	206,305
		16,794,292
Technology Hardware, Storage & Peripherals–0.14%
Apple, Inc.,
3.95%, 08/08/2052	176,000	151,705
4.10%, 08/08/2062(c)	3,405,000	2,934,673
Seagate HDD Cayman,
4.09%, 06/01/2029	975,000	928,835
9.63%, 12/01/2032	943,000	1,088,089
		5,103,302
Telecom Tower REITs–0.00%
American Tower Corp., 3.10%, 06/15/2050	144,000	98,280
Tobacco–1.62%
Altria Group, Inc., 3.70%, 02/04/2051	579,000	419,096
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031	4,756,000	4,993,702
6.00%, 02/20/2034(c)	4,916,000	5,186,565
7.08%, 08/02/2043	322,000	359,362
7.08%, 08/02/2053(c)	7,282,000	8,271,317
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco Corporate Bond Fund

	Principal Amount	Value
Tobacco–(continued)
Philip Morris International, Inc.,
5.13%, 11/17/2027	$57,000	$58,287
4.88%, 02/15/2028	9,281,000	9,414,428
5.25%, 09/07/2028	3,394,000	3,494,021
4.88%, 02/13/2029	78,000	79,338
5.63%, 11/17/2029(c)	1,008,000	1,061,910
5.13%, 02/13/2031(c)	1,654,000	1,697,283
5.75%, 11/17/2032	4,598,000	4,867,375
5.38%, 02/15/2033(c)	9,517,000	9,819,025
5.63%, 09/07/2033(c)	6,566,000	6,898,014
5.25%, 02/13/2034(c)	3,212,000	3,285,482
		59,905,205
Trading Companies & Distributors–0.68%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	7,471,000	7,453,667
Air Lease Corp., Series B, 4.65%(d)(e)	560,000	541,287
Aircastle Ltd., 5.25%(b)(d)(e)	1,101,000	1,084,489
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	571,000	549,635
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)	556,000	552,916
7.88%, 12/01/2030(b)(c)	1,728,000	1,856,069
7.00%, 05/01/2031(b)	2,835,000	2,973,569
7.00%, 06/15/2032(b)	543,000	568,427
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)(c)	4,245,000	4,374,756
5.13%, 07/17/2034(b)(c)	5,200,000	5,360,810
		25,315,625
Transaction & Payment Processing Services–0.46%
Fiserv, Inc.,
5.38%, 08/21/2028(c)	4,393,000	4,534,216
5.63%, 08/21/2033	3,350,000	3,507,103
5.45%, 03/15/2034	6,096,000	6,286,936
Mastercard, Inc., 4.85%, 03/09/2033(c)	1,934,000	1,992,260
PayPal Holdings, Inc.,
5.05%, 06/01/2052	235,000	229,005
5.25%, 06/01/2062	413,000	403,238
		16,952,758
Wireless Telecommunication Services–0.51%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	1,354,875	1,351,192
5.15%, 03/20/2028(b)	5,387,250	5,417,157
T-Mobile USA, Inc.,
4.50%, 04/15/2050	1,529,000	1,327,609
5.65%, 01/15/2053(c)	3,624,000	3,721,508
6.00%, 06/15/2054	1,323,000	1,429,802
5.50%, 01/15/2055	64,000	64,637
	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	$735,000	$729,407
4.13%, 06/04/2081(d)	2,275,000	2,048,327
5.13%, 06/04/2081(d)	3,503,000	2,754,642
		18,844,281
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,277,001,336)		3,352,532,907
U.S. Treasury Securities–2.73%
U.S. Treasury Bills–0.52%
5.27% - 5.32%, 09/05/2024(j)(k)	10,443,000	10,436,983
4.78% - 4.83%, 01/30/2025(k)	8,952,000	8,776,979
		19,213,962
U.S. Treasury Bonds–0.72%
4.13%, 08/15/2044	8,097,400	7,903,189
4.63%, 05/15/2054	17,343,400	18,541,178
		26,444,367
U.S. Treasury Notes–1.49%
2.13%, 11/30/2024	550,000	546,234
4.38%, 07/31/2026	3,608,000	3,635,342
4.00%, 07/31/2029	22,715,200	22,986,717
4.13%, 07/31/2031	1,027,000	1,046,417
3.88%, 08/15/2034	27,112,200	27,016,884
		55,231,594
Total U.S. Treasury Securities (Cost $101,383,996)		100,889,923

Asset-Backed Securities–1.91%
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(i)	5,941,000	5,727,124
IP Lending VII Ltd., Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(i)	7,644,000	7,653,937
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	2,581,309	2,542,833
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	11,268,757	11,990,720
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	10,263,360	9,920,681
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	2,475,625	2,209,648
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	2,436,792	2,034,957
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	4,737,000	4,967,740
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	5,198,000	5,346,069
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	5,155,000	5,359,613
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	4,253,833	4,106,105
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco Corporate Bond Fund

Principal Amount		Value

Zaxby’s Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	$3,090,000	$3,210,168
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	5,595,000	5,769,568
Total Asset-Backed Securities (Cost $70,605,391)		70,839,163
Shares
Preferred Stocks–1.64%
Asset Management & Custody Banks–0.05%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)(d)	1,975,000	1,951,717
Diversified Banks–0.84%
Bank of America Corp., 6.50%, Series Z, Pfd.(d)	2,107,000	2,110,926
Citigroup, Inc., 6.25%, Series T, Pfd.(c)(d)	1,852,000	1,872,581
Citigroup, Inc., 5.00%, Series U, Pfd.(d)	6,581,000	6,570,612
Citigroup, Inc., 4.00%, Series W, Pfd.(c)(d)	3,404,000	3,317,793
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	14,224	17,381,728
		31,253,640
Diversified Financial Services–0.21%
Apollo Global Management, Inc., 7.63%, Pfd.(d)	287,800	7,595,042
Investment Banking & Brokerage–0.36%
Goldman Sachs Group, Inc. (The), 8.24% (3 mo. Term SOFR + 3.14%), Series P, Pfd.(f)	2,856,000	2,863,526
Morgan Stanley, 7.13%, Series E, Pfd.	256,997	6,507,164
Morgan Stanley, 6.88%, Series F, Pfd.	150,000	3,796,500
		13,167,190
Life & Health Insurance–0.00%
MetLife, Inc., 3.85%, Series G, Pfd.(d)	49,000	48,057
Regional Banks–0.18%
M&T Bank Corp., 7.50%, Series J, Pfd.	251,487	6,812,783
Total Preferred Stocks (Cost $60,673,662)		60,828,429
Principal Amount
Variable Rate Senior Loan Interests–0.19%(l)(m)
Gas Utilities–0.04%
NGL Energy Operating LLC, Term Loan, 9.00% (1 mo. Term SOFR + 3.75%), 02/03/2031	$1,368,570	1,368,200
Leisure Products–0.05%
Amer Sports (Finland), Term Loan B, 8.35% (3 mo. Term SOFR + 3.25%), 02/10/2031	1,729,134	1,736,163
Oil & Gas Storage & Transportation–0.10%
NFE Atlantic Holdings LLC, Term Loan, 10.06% (3 mo. Term SOFR + 5.00%), 10/30/2028	3,989,975	3,756,123
Total Variable Rate Senior Loan Interests (Cost $6,762,210)		6,860,486
	Shares		Value
Exchange-Traded Funds–0.14%
Invesco High Yield Select ETF(n)		10,000	$258,498
Invesco Short Duration Bond ETF(n)		12,000	301,140
Invesco Total Return Bond ETF(n)		100,000	4,781,000
Total Exchange-Traded Funds (Cost $6,378,583)			5,340,638
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.13%(o)
Health Care REITs–0.01%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	400,000	428,164
Investment Banking & Brokerage–0.04%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub B.V. (Netherlands), 8.50%, 01/15/2031(b)	GBP	975,000	1,387,506
Movies & Entertainment–0.08%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	2,951,508
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,515,847)			4,767,178

Municipal Obligations–0.10%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037		$2,095,000	2,004,452
Series 2022, RB, 4.35%, 06/01/2041		1,545,000	1,454,577
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 6.38%, 05/15/2037(b)(i)		360,000	4
Series 2017, Ref. RB, 9.00%, 05/15/2037(b)(i)		350,000	70,000
Total Municipal Obligations (Cost $4,016,243)			3,529,033
	Shares
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032 (Cost $0)(i)(p)		39	0
Money Market Funds–1.44%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(n)(q)		18,691,848	18,691,848
Invesco Treasury Portfolio, Institutional Class, 5.15%(n)(q)		34,713,432	34,713,432
Total Money Market Funds (Cost $53,405,280)			53,405,280

Options Purchased–0.01%
(Cost $496,710)(r)			508,140
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.88% (Cost $3,585,239,258)			3,659,501,177
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco Corporate Bond Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.88%
Invesco Private Government Fund, 5.28%(n)(q)(s)	162,677,717	$162,677,717
Invesco Private Prime Fund, 5.46%(n)(q)(s)	424,937,463	425,107,438
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $587,761,015)		587,785,155
TOTAL INVESTMENTS IN SECURITIES–114.76% (Cost $4,173,000,273)		4,247,286,332
OTHER ASSETS LESS LIABILITIES—(14.76)%		(546,318,337)
NET ASSETS–100.00%		$3,700,967,995
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $1,081,354,310, which represented 29.22% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(g)	Zero coupon bond issued at a discount.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $1,634,718, which represented less than 1% of the Fund’s Net Assets.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(m)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(n)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Invesco High Yield Select ETF	$253,291	$-	$-	$5,207	$-	$258,498	$8,621
Invesco Short Duration Bond ETF	207,610	299,430	(207,719)	2,451	(632)	301,140	2,214
Invesco Total Return Bond ETF	4,646,000	-	-	135,000	-	4,781,000	104,084
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco Corporate Bond Fund

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23	$191,037,113	$(172,345,288)	$-	$-	$18,691,848	$283,041
Invesco Liquid Assets Portfolio, Institutional Class	-	111,060,100	(111,059,030)	-	(1,070)	-	173,263
Invesco Treasury Portfolio, Institutional Class	27	243,723,109	(209,009,704)	-	-	34,713,432	353,882
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	174,138,946	440,393,650	(451,854,879)	-	-	162,677,717	3,553,547*
Invesco Private Prime Fund	455,244,096	998,189,753	(1,028,301,821)	80,195	(104,785)	425,107,438	9,597,706*
Total	$634,489,993	$1,984,703,155	$(1,972,778,441)	$222,853	$(106,487)	$646,531,073	$14,076,358

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Non-income producing security.
(q)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(r)	The table below details options purchased.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	01/17/2025	27	USD	5,725.00	USD	15,457,500	$508,140

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,439	December-2024	$298,659,955	$(542,374)	$(542,374)
U.S. Treasury 5 Year Notes	514	December-2024	56,230,797	(35,572)	(35,572)
U.S. Treasury 10 Year Notes	1,670	December-2024	189,649,375	(1,172,148)	(1,172,148)
U.S. Treasury Long Bonds	1,776	December-2024	218,670,000	(2,828,587)	(2,828,587)
U.S. Treasury Ultra Bonds	271	December-2024	35,755,063	(604,027)	(604,027)
Subtotal—Long Futures Contracts				(5,182,708)	(5,182,708)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	3,076	December-2024	(361,237,750)	2,732,888	2,732,888
Total Futures Contracts				$(2,449,820)	$(2,449,820)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/25/2024	State Street Bank & Trust Co.	EUR	288,000	USD	316,939	$(2,594)

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Invesco Corporate Bond Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $3,525,455,395)*	$3,600,755,259
Investments in affiliates, at value (Cost $647,544,878)	646,531,073
Foreign currencies, at value (Cost $31,526)	31,672
Receivable for:
Investments sold	9,959,546
Fund shares sold	4,301,952
Dividends	583,794
Interest	48,742,868
Investments matured, at value (Cost $428,663)	37,275
Investment for trustee deferred compensation and retirement plans	197,279
Other assets	191,833
Total assets	4,311,332,551
Liabilities:
Other investments:
Variation margin payable — futures contracts	778,512
Unrealized depreciation on forward foreign currency contracts outstanding	2,594
Payable for:
Investments purchased	15,976,171
Dividends	2,587,695
Fund shares reacquired	1,956,739
Amount due custodian	14,511
Collateral upon return of securities loaned	587,761,015
Accrued fees to affiliates	935,107
Accrued trustees’ and officers’ fees and benefits	428
Accrued other operating expenses	141,819
Trustee deferred compensation and retirement plans	209,965
Total liabilities	610,364,556
Net assets applicable to shares outstanding	$3,700,967,995
Net assets consist of:
Shares of beneficial interest	$4,104,208,050
Distributable earnings (loss)	(403,240,055)
$3,700,967,995
Net Assets:
Class A	$1,124,401,530
Class C	$32,478,882
Class R	$16,709,477
Class Y	$1,317,607,315
Class R5	$18,760,571
Class R6	$1,191,010,220
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	176,767,972
Class C	5,073,142
Class R	2,625,321
Class Y	206,746,165
Class R5	2,946,302
Class R6	186,873,662
Class A:
Net asset value per share	$6.36
Maximum offering price per share (Net asset value of $6.36 ÷ 95.75%)	$6.64
Class C:
Net asset value and offering price per share	$6.40
Class R:
Net asset value and offering price per share	$6.36
Class Y:
Net asset value and offering price per share	$6.37
Class R5:
Net asset value and offering price per share	$6.37
Class R6:
Net asset value and offering price per share	$6.37

*	At August 31, 2024, securities with an aggregate value of $565,167,006 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Invesco Corporate Bond Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $7,423)	$95,950,541
Dividends	1,168,208
Dividends from affiliates (includes net securities lending income of $348,718)	1,273,823
Total investment income	98,392,572
Expenses:
Advisory fees	4,770,488
Administrative services fees	234,963
Custodian fees	64,629
Distribution fees:
Class A	1,370,889
Class C	164,071
Class R	39,414
Transfer agent fees — A, C, R and Y	1,614,306
Transfer agent fees — R5	8,808
Transfer agent fees — R6	168,780
Trustees’ and officers’ fees and benefits	22,503
Registration and filing fees	109,055
Reports to shareholders	137,860
Professional services fees	34,690
Other	26,748
Total expenses	8,767,204
Less: Fees waived and/or expense offset arrangement(s)	(35,369)
Net expenses	8,731,835
Net investment income	89,660,737
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	5,474,610
Affiliated investment securities	(106,487)
Foreign currencies	2,631
Forward foreign currency contracts	(89,492)
Futures contracts	9,893,551
Option contracts written	(649,954)
14,524,859
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	97,720,137
Affiliated investment securities	222,853
Foreign currencies	2,345
Forward foreign currency contracts	8,008
Futures contracts	(3,468,542)
94,484,801
Net realized and unrealized gain	109,009,660
Net increase in net assets resulting from operations	$198,670,397
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Invesco Corporate Bond Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$89,660,737	$140,654,277
Net realized gain (loss)	14,524,859	(209,752,578)
Change in net unrealized appreciation	94,484,801	209,119,287
Net increase in net assets resulting from operations	198,670,397	140,020,986
Distributions to shareholders from distributable earnings:
Class A	(27,222,519)	(50,117,038)
Class C	(691,795)	(1,337,452)
Class R	(371,216)	(619,226)
Class Y	(29,918,437)	(36,454,912)
Class R5	(469,090)	(791,203)
Class R6	(29,689,606)	(49,020,800)
Total distributions from distributable earnings	(88,362,663)	(138,340,631)
Share transactions–net:
Class A	5,506,897	38,235,796
Class C	(946,311)	(3,096,867)
Class R	989,111	2,813,121
Class Y	404,570,995	274,917,100
Class R5	1,649,392	2,540,284
Class R6	78,115,566	237,882,175
Net increase in net assets resulting from share transactions	489,885,650	553,291,609
Net increase in net assets	600,193,384	554,971,964
Net assets:
Beginning of period	3,100,774,611	2,545,802,647
End of period	$3,700,967,995	$3,100,774,611
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Invesco Corporate Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$6.17	$0.16	$0.18	$0.34	$(0.15)	$—	$(0.15)	$6.36	5.68%	$1,124,402	0.70%(d)	0.70%(d)	5.03%(d)	74%
Year ended 02/29/24	6.18	0.30	(0.02)	0.28	(0.29)	—	(0.29)	6.17	4.72	1,086,043	0.75	0.75	4.89	195
Year ended 02/28/23	7.15	0.25	(0.98)	(0.73)	(0.24)	—	(0.24)	6.18	(10.14)	1,048,198	0.77	0.77	3.91	171
Year ended 02/28/22	7.80	0.21	(0.49)	(0.28)	(0.21)	(0.16)	(0.37)	7.15	(3.79)	1,295,987	0.72	0.72	2.66	133
Year ended 02/28/21	7.80	0.22	0.25	0.47	(0.24)	(0.23)	(0.47)	7.80	6.14	1,342,071	0.74	0.74	2.87	182
Year ended 02/29/20	7.02	0.25	0.80	1.05	(0.27)	—	(0.27)	7.80	15.20	1,224,248	0.80	0.80	3.30	192
Class C
Six months ended 08/31/24	6.22	0.13	0.18	0.31	(0.13)	—	(0.13)	6.40	5.10	32,479	1.45(d)	1.45(d)	4.28(d)	74
Year ended 02/29/24	6.22	0.25	(0.00)	0.25	(0.25)	—	(0.25)	6.22	4.11	32,470	1.50	1.50	4.14	195
Year ended 02/28/23	7.20	0.20	(0.98)	(0.78)	(0.20)	—	(0.20)	6.22	(10.84)(e)	35,770	1.51(e)	1.51(e)	3.17(e)	171
Year ended 02/28/22	7.86	0.15	(0.49)	(0.34)	(0.16)	(0.16)	(0.32)	7.20	(4.60)	51,444	1.47	1.47	1.91	133
Year ended 02/28/21	7.87	0.17	0.24	0.41	(0.19)	(0.23)	(0.42)	7.86	5.23	65,404	1.49	1.49	2.12	182
Year ended 02/29/20	7.08	0.19	0.82	1.01	(0.22)	—	(0.22)	7.87	14.43	66,662	1.55	1.55	2.55	192
Class R
Six months ended 08/31/24	6.18	0.15	0.18	0.33	(0.15)	—	(0.15)	6.36	5.38	16,709	0.95(d)	0.95(d)	4.78(d)	74
Year ended 02/29/24	6.18	0.28	(0.00)	0.28	(0.28)	—	(0.28)	6.18	4.62	15,237	1.00	1.00	4.64	195
Year ended 02/28/23	7.15	0.23	(0.97)	(0.74)	(0.23)	—	(0.23)	6.18	(10.38)	12,401	1.02	1.02	3.66	171
Year ended 02/28/22	7.81	0.19	(0.49)	(0.30)	(0.20)	(0.16)	(0.36)	7.15	(4.16)	13,750	0.97	0.97	2.41	133
Year ended 02/28/21	7.81	0.20	0.25	0.45	(0.22)	(0.23)	(0.45)	7.81	5.87	11,819	0.99	0.99	2.62	182
Year ended 02/29/20	7.02	0.23	0.81	1.04	(0.25)	—	(0.25)	7.81	15.06	12,435	1.05	1.05	3.05	192
Class Y
Six months ended 08/31/24	6.19	0.16	0.18	0.34	(0.16)	—	(0.16)	6.37	5.63	1,317,607	0.45(d)	0.45(d)	5.28(d)	74
Year ended 02/29/24	6.19	0.31	(0.00)	0.31	(0.31)	—	(0.31)	6.19	5.15	870,887	0.50	0.50	5.14	195
Year ended 02/28/23	7.16	0.27	(0.98)	(0.71)	(0.26)	—	(0.26)	6.19	(9.89)	594,737	0.52	0.52	4.16	171
Year ended 02/28/22	7.82	0.23	(0.50)	(0.27)	(0.23)	(0.16)	(0.39)	7.16	(3.66)	576,512	0.47	0.47	2.91	133
Year ended 02/28/21	7.82	0.24	0.25	0.49	(0.26)	(0.23)	(0.49)	7.82	6.40	497,643	0.49	0.49	3.12	182
Year ended 02/29/20	7.03	0.27	0.81	1.08	(0.29)	—	(0.29)	7.82	15.62	343,580	0.55	0.55	3.55	192
Class R5
Six months ended 08/31/24	6.18	0.17	0.18	0.35	(0.16)	—	(0.16)	6.37	5.83	18,761	0.41(d)	0.41(d)	5.32(d)	74
Year ended 02/29/24	6.18	0.32	(0.01)	0.31	(0.31)	—	(0.31)	6.18	5.21	16,570	0.44	0.44	5.20	195
Year ended 02/28/23	7.16	0.27	(0.98)	(0.71)	(0.27)	—	(0.27)	6.18	(9.96)	13,992	0.43	0.43	4.25	171
Year ended 02/28/22	7.81	0.23	(0.48)	(0.25)	(0.24)	(0.16)	(0.40)	7.16	(3.47)	14,978	0.42	0.42	2.96	133
Year ended 02/28/21	7.81	0.25	0.24	0.49	(0.26)	(0.23)	(0.49)	7.81	6.45	14,418	0.44	0.44	3.17	182
Year ended 02/29/20	7.03	0.27	0.80	1.07	(0.29)	—	(0.29)	7.81	15.55	8,537	0.49	0.49	3.61	192
Class R6
Six months ended 08/31/24	6.19	0.17	0.18	0.35	(0.17)	—	(0.17)	6.37	5.70	1,191,010	0.34(d)	0.34(d)	5.39(d)	74
Year ended 02/29/24	6.19	0.32	(0.00)	0.32	(0.32)	—	(0.32)	6.19	5.28	1,079,568	0.37	0.37	5.27	195
Year ended 02/28/23	7.16	0.28	(0.98)	(0.70)	(0.27)	—	(0.27)	6.19	(9.77)	840,705	0.37	0.37	4.31	171
Year ended 02/28/22	7.82	0.23	(0.49)	(0.26)	(0.24)	(0.16)	(0.40)	7.16	(3.54)	959,566	0.35	0.35	3.03	133
Year ended 02/28/21	7.82	0.25	0.25	0.50	(0.27)	(0.23)	(0.50)	7.82	6.54	677,403	0.36	0.36	3.25	182
Year ended 02/29/20	7.04	0.28	0.80	1.08	(0.30)	—	(0.30)	7.82	15.62	558,866	0.41	0.41	3.69	192

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99% for the year ended February 28, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Invesco Corporate Bond Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Corporate Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
28	Invesco Corporate Bond Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment
29	Invesco Corporate Bond Fund

of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended August 31, 2024, the Fund paid the Adviser $792 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period.
30	Invesco Corporate Bond Fund

Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
N.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net
31	Invesco Corporate Bond Fund

liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2024, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
O.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
Q.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.420%
Next $750 million	0.350%
Over $1.25 billion	0.220%
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.28%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2024, the Adviser waived advisory fees of $21,052.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class C and Class R shares. The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.50% of the Fund’s average daily net assets of Class R shares. The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 25% of the Fund’s average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the Fund’s average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund.
For the six months ended August 31, 2024, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $47,708 in front-end sales commissions from the sale of Class A shares and $10,048 and $610 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
32	Invesco Corporate Bond Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$3,342,000,500	$10,532,407	$3,352,532,907
U.S. Treasury Securities	—	100,466,369	—	100,889,923
Asset-Backed Securities	—	57,458,102	13,381,061	70,839,163
Preferred Stocks	42,093,217	18,735,212	—	60,828,429
Variable Rate Senior Loan Interests	—	6,860,486	—	6,860,486
Exchange-Traded Funds	5,340,638	—	—	5,340,638
Non-U.S. Dollar Denominated Bonds & Notes	—	4,767,178	—	4,767,178
Municipal Obligations	—	3,459,029	70,004	3,529,033
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	53,405,280	587,785,155	—	641,190,435
Options Purchased	508,140	—	—	508,140
Total Investments in Securities	101,347,275	4,121,532,031	23,983,472	4,247,286,332
Other Investments - Assets*
Investments Matured	—	37,275	—	37,275
Futures Contracts	2,732,888	—	—	2,732,888
	2,732,888	37,275	—	2,770,163
Other Investments - Liabilities*
Futures Contracts	(5,182,708)	—	—	(5,182,708)
Forward Foreign Currency Contracts	—	(2,594)	—	(2,594)
	(5,182,708)	(2,594)	—	(5,185,302)
Total Other Investments	(2,449,820)	34,681	—	(2,415,139)
Total Investments	$98,897,455	$4,121,566,712	$23,983,472	$4,244,447,639

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
33	Invesco Corporate Bond Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2024:
	Value
Derivative Assets	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$2,732,888	$2,732,888
Options purchased, at value — Exchange-Traded(b)	508,140	—	508,140
Total Derivative Assets	508,140	2,732,888	3,241,028
Derivatives not subject to master netting agreements	(508,140)	(2,732,888)	(3,241,028)
Total Derivative Assets subject to master netting agreements	$—	$—	$—
	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(5,182,708)	$(5,182,708)
Unrealized depreciation on forward foreign currency contracts outstanding	(2,594)	—	(2,594)
Total Derivative Liabilities	(2,594)	(5,182,708)	(5,185,302)
Derivatives not subject to master netting agreements	—	5,182,708	5,182,708
Total Derivative Liabilities subject to master netting agreements	$(2,594)	$—	$(2,594)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2024.
	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
State Street Bank & Trust Co.	$(2,594)	$(2,594)	$—	$—	$(2,594)
Effect of Derivative Investments for the six months ended August 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(89,492)	$-	$-	$(89,492)
Futures contracts	-	-	9,893,551	9,893,551
Options purchased(a)	-	2,051,774	-	2,051,774
Options written	-	(649,954)	-	(649,954)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	8,008	-	-	8,008
Futures contracts	-	-	(3,468,542)	(3,468,542)
Options purchased(a)	-	92,867	-	92,867
Total	$(81,484)	$1,494,687	$6,425,009	$7,838,212

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Equity Options Purchased	Equity Options Written
Average notional value	$4,556,577	$1,096,714,548	$43,967,417	$40,687,500
Average contracts	—	—	80	70
34	Invesco Corporate Bond Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $14,317.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$131,079,281	$359,526,223	$490,605,504
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $1,491,462,330 and $1,059,178,555, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$108,139,301
Aggregate unrealized (depreciation) of investments	(44,832,476)
Net unrealized appreciation of investments	$63,306,825
Cost of investments for tax purposes is $4,181,564,368.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	12,316,026	$76,485,390	30,313,001	$185,097,587
Class C	576,294	3,607,498	1,315,685	8,121,659
Class R	326,199	2,027,614	926,871	5,669,706
Class Y	87,924,332	541,148,477	96,007,504	586,913,246
Class R5	378,273	2,349,016	614,755	3,720,572
Class R6	35,150,886	218,589,476	71,364,521	436,739,633
35	Invesco Corporate Bond Fund

	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	3,774,877	$23,413,701	7,086,076	$43,226,209
Class C	86,188	537,980	164,746	1,012,563
Class R	59,497	369,424	100,624	614,473
Class Y	3,553,966	22,096,430	4,229,440	25,853,118
Class R5	74,679	463,839	128,887	787,084
Class R6	4,341,592	26,993,215	7,296,175	44,616,218
Automatic conversion of Class C shares to Class A shares:
Class A	328,398	2,050,044	396,712	2,411,521
Class C	(326,203)	(2,050,044)	(394,011)	(2,411,521)
Reacquired:
Class A	(15,559,186)	(96,442,238)	(31,596,069)	(192,499,521)
Class C	(486,980)	(3,041,745)	(1,612,778)	(9,819,568)
Class R	(226,674)	(1,407,927)	(567,843)	(3,471,058)
Class Y	(25,512,490)	(158,673,912)	(55,554,492)	(337,849,264)
Class R5	(187,677)	(1,163,463)	(325,407)	(1,967,372)
Class R6	(27,121,623)	(167,467,125)	(39,978,249)	(243,473,676)
Net increase in share activity	79,470,374	$489,885,650	89,916,148	$553,291,609

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
36	Invesco Corporate Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Corporate Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Credit Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period, third quintile for the three year period and first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and above the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.
37	Invesco Corporate Bond Fund

The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of
1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
38	Invesco Corporate Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
39	Invesco Corporate Bond Fund

SEC file number(s): 811-05686 and 033-39519	Invesco Distributors, Inc.	VK-CBD-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Global Real Estate Fund
Nasdaq:
A: AGREX ■ C: CGREX ■ R: RGREX ■ Y: ARGYX ■ R5: IGREX ■ R6: FGREX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.87%
Australia–2.59%
National Storage REIT	1,024,036	$1,668,001
Stockland	764,596	2,582,118
		4,250,119
Canada–3.00%
Canadian Apartment Properties REIT	81,409	3,164,177
StorageVault Canada, Inc.	489,608	1,758,397
		4,922,574
China–0.54%
China Resources Mixc Lifestyle Services Ltd.(a)	267,800	881,194
France–1.58%
Unibail-Rodamco-Westfield SE	32,430	2,593,235
Germany–3.55%
LEG Immobilien SE	47,701	4,606,479
Sirius Real Estate Ltd.	936,208	1,205,634
		5,812,113
Hong Kong–3.10%
Link REIT	294,800	1,385,418
Sun Hung Kai Properties Ltd.	243,100	2,361,821
Wharf Real Estate Investment Co. Ltd.	458,000	1,329,954
		5,077,193
Japan–8.76%
Invincible Investment Corp.	2,759	1,222,185
Japan Hotel REIT Investment Corp.	1,568	804,512
Japan Metropolitan Fund Investment Corp.	1,267	801,140
Mitsui Fudosan Co. Ltd.	308,900	3,346,004
Nippon Accommodations Fund, Inc.	985	4,445,707
Sumitomo Realty & Development Co. Ltd.	59,200	2,027,844
Tokyu Fudosan Holdings Corp.	238,100	1,720,826
		14,368,218
Netherlands–0.99%
CTP N.V.(a)	86,481	1,625,299
Singapore–2.09%
Mapletree Industrial Trust	460,600	861,130
Mapletree Logistics Trust	2,457,800	2,563,406
		3,424,536
Spain–2.63%
Cellnex Telecom S.A.(a)	43,458	1,678,133
Merlin Properties SOCIMI S.A.	134,281	1,647,483
Neinor Homes S.A.(a)	66,523	977,760
		4,303,376
Sweden–1.93%
Fastighets AB Balder, Class B(b)	404,118	3,165,445
United Kingdom–4.18%
Big Yellow Group PLC	109,339	1,816,900
Shares		Value
United Kingdom–(continued)
British Land Co. PLC (The)	251,509	$1,362,253
LondonMetric Property PLC	902,131	2,432,970
Urban Logistics REIT PLC	790,963	1,247,717
		6,859,840
United States–63.93%
Alexandria Real Estate Equities, Inc.	47,755	5,710,065
American Homes 4 Rent, Class A	60,444	2,403,858
American Tower Corp.	11,900	2,666,314
Camden Property Trust	54,809	6,862,087
Crown Castle, Inc.	13,264	1,485,833
Digital Realty Trust, Inc.	14,996	2,273,544
Equinix, Inc.	17,514	14,612,981
Extra Space Storage, Inc.	24,077	4,261,629
Healthpeak Properties, Inc.	233,684	5,206,479
Hilton Worldwide Holdings, Inc.	6,887	1,512,661
Host Hotels & Resorts, Inc.	135,216	2,393,323
Invitation Homes, Inc.	210,783	7,765,246
Lineage, Inc.(b)	12,830	1,076,437
Outfront Media, Inc.	162,553	2,771,529
Prologis, Inc.	56,759	7,254,935
Public Storage	26,086	8,966,280
Realty Income Corp.	122,426	7,603,879
Rexford Industrial Realty, Inc.(c)	173,142	8,816,391
Simon Property Group, Inc.	24,990	4,182,076
Welltower, Inc.	36,560	4,412,061
Weyerhaeuser Co.	83,871	2,557,227
		104,794,835
Total Common Stocks & Other Equity Interests (Cost $142,021,313)		162,077,977
Money Market Funds–0.99%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	567,655	567,655
Invesco Treasury Portfolio, Institutional Class, 5.15%(d)(e)	1,054,216	1,054,216
Total Money Market Funds (Cost $1,621,871)		1,621,871
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.86% (Cost $143,643,184)		163,699,848
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.02%
Invesco Private Government Fund, 5.28%(d)(e)(f)	2,278,894	2,278,894
Invesco Private Prime Fund, 5.46%(d)(e)(f)	5,946,024	5,948,403
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,226,776)		8,227,297
TOTAL INVESTMENTS IN SECURITIES—104.88% (Cost $151,869,960)		171,927,145
OTHER ASSETS LESS LIABILITIES–(4.88)%		(7,994,819)
NET ASSETS–100.00%		$163,932,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Global Real Estate Fund

Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $5,162,386, which represented 3.15% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$570,234	$8,426,863	$(8,429,442)	$-	$-	$567,655	$12,634
Invesco Liquid Assets Portfolio, Institutional Class	407,211	5,217,298	(5,624,434)	-	(75)	-	6,468
Invesco Treasury Portfolio, Institutional Class	651,696	10,881,766	(10,479,246)	-	-	1,054,216	17,062
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,184,456	16,924,848	(17,830,410)	-	-	2,278,894	34,768*
Invesco Private Prime Fund	8,188,597	38,104,844	(40,345,703)	665	-	5,948,403	91,299*
Total	$13,002,194	$79,555,619	$(82,709,235)	$665	$(75)	$9,849,168	$162,231

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Global Real Estate Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $142,021,313)*	$162,077,977
Investments in affiliated money market funds, at value (Cost $9,848,647)	9,849,168
Foreign currencies, at value (Cost $134,882)	135,050
Receivable for:
Investments sold	39,476
Fund shares sold	35,989
Dividends	433,620
Investment for trustee deferred compensation and retirement plans	136,690
Other assets	94,490
Total assets	172,802,460
Liabilities:
Payable for:
Investments purchased	23,500
Fund shares reacquired	309,392
Collateral upon return of securities loaned	8,226,776
Accrued fees to affiliates	114,733
Accrued trustees’ and officers’ fees and benefits	575
Accrued other operating expenses	51,312
Trustee deferred compensation and retirement plans	143,846
Total liabilities	8,870,134
Net assets applicable to shares outstanding	$163,932,326
Net assets consist of:
Shares of beneficial interest	$158,469,565
Distributable earnings	5,462,761
$163,932,326
Net Assets:
Class A	$72,291,459
Class C	$3,098,454
Class R	$22,988,880
Class Y	$35,543,613
Class R5	$6,736,137
Class R6	$23,273,783
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	7,598,914
Class C	325,162
Class R	2,417,131
Class Y	3,740,091
Class R5	711,155
Class R6	2,459,510
Class A:
Net asset value per share	$9.51
Maximum offering price per share (Net asset value of $9.51 ÷ 94.50%)	$10.06
Class C:
Net asset value and offering price per share	$9.53
Class R:
Net asset value and offering price per share	$9.51
Class Y:
Net asset value and offering price per share	$9.50
Class R5:
Net asset value and offering price per share	$9.47
Class R6:
Net asset value and offering price per share	$9.46

*	At August 31, 2024, security with a value of $8,181,622 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Global Real Estate Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $101,745)	$3,140,501
Dividends from affiliated money market funds (includes net securities lending income of $2,427)	38,591
Total investment income	3,179,092
Expenses:
Advisory fees	593,399
Administrative services fees	11,977
Custodian fees	15,994
Distribution fees:
Class A	87,976
Class C	15,264
Class R	54,624
Transfer agent fees — A, C, R and Y	172,712
Transfer agent fees — R5	3,838
Transfer agent fees — R6	3,174
Trustees’ and officers’ fees and benefits	11,153
Registration and filing fees	41,159
Reports to shareholders	19,444
Professional services fees	31,267
Other	7,240
Total expenses	1,069,221
Less: Fees waived and/or expense offset arrangement(s)	(5,192)
Net expenses	1,064,029
Net investment income	2,115,063
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,412,433)
Affiliated investment securities	(75)
Foreign currencies	(17,364)
(2,429,872)
Change in net unrealized appreciation of:
Unaffiliated investment securities	18,366,207
Affiliated investment securities	665
Foreign currencies	13,478
18,380,350
Net realized and unrealized gain	15,950,478
Net increase in net assets resulting from operations	$18,065,541
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Global Real Estate Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$2,115,063	$3,943,299
Net realized gain (loss)	(2,429,872)	(7,867,710)
Change in net unrealized appreciation	18,380,350	1,287,570
Net increase (decrease) in net assets resulting from operations	18,065,541	(2,636,841)
Distributions to shareholders from distributable earnings:
Class A	(655,482)	(1,321,275)
Class C	(17,242)	(35,675)
Class R	(175,382)	(313,000)
Class Y	(354,960)	(803,091)
Class R5	(90,127)	(248,726)
Class R6	(246,024)	(532,894)
Total distributions from distributable earnings	(1,539,217)	(3,254,661)
Return of capital:
Class A	—	(139,930)
Class C	—	(3,778)
Class R	—	(33,149)
Class Y	—	(85,052)
Class R5	—	(26,342)
Class R6	—	(56,436)
Total return of capital	—	(344,687)
Total distributions	(1,539,217)	(3,599,348)
Share transactions–net:
Class A	(5,941,499)	(9,240,466)
Class C	(348,246)	(380,320)
Class R	(367,539)	387,095
Class Y	(2,750,967)	(10,007,664)
Class R5	(3,662,347)	(6,372,462)
Class R6	589,016	(8,448,927)
Net increase (decrease) in net assets resulting from share transactions	(12,481,582)	(34,062,744)
Net increase (decrease) in net assets	4,044,742	(40,298,933)
Net assets:
Beginning of period	159,887,584	200,186,517
End of period	$163,932,326	$159,887,584
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Global Real Estate Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$8.57	$0.11	$0.91	$1.02	$(0.08)	$—	$—	$(0.08)	$9.51	12.01%	$72,291	1.43%(d)	1.44%(d)	2.59%(d)	70%
Year ended 02/29/24	8.82	0.18	(0.27)	(0.09)	(0.14)	—	(0.02)	(0.16)	8.57	(0.89)	70,881	1.42	1.42	2.14	89
Year ended 02/28/23	11.63	0.17	(1.87)	(1.70)	(0.21)	(0.90)	—	(1.11)	8.82	(14.71)	82,570	1.38	1.38	1.67	69
Year ended 02/28/22	10.77	0.12	1.04	1.16	(0.30)	—	—	(0.30)	11.63	10.80	107,880	1.30	1.30	1.01	88
Year ended 02/28/21	11.65	0.17	(0.56)	(0.39)	(0.21)	(0.28)	—	(0.49)	10.77	(2.96)	108,687	1.32	1.32	1.70	160
Year ended 02/29/20	12.59	0.24	0.22	0.46	(0.54)	(0.86)	—	(1.40)	11.65	3.20	143,448	1.27	1.27	1.87	60
Class C
Six months ended 08/31/24	8.58	0.08	0.92	1.00	(0.05)	—	—	(0.05)	9.53	11.70	3,098	2.18(d)	2.19(d)	1.84(d)	70
Year ended 02/29/24	8.83	0.12	(0.27)	(0.15)	(0.08)	—	(0.02)	(0.10)	8.58	(1.66)	3,137	2.17	2.17	1.39	89
Year ended 02/28/23	11.64	0.09	(1.87)	(1.78)	(0.13)	(0.90)	—	(1.03)	8.83	(15.38)	3,619	2.13	2.13	0.92	69
Year ended 02/28/22	10.78	0.03	1.05	1.08	(0.22)	—	—	(0.22)	11.64	9.96	5,057	2.05	2.05	0.26	88
Year ended 02/28/21	11.65	0.10	(0.56)	(0.46)	(0.13)	(0.28)	—	(0.41)	10.78	(3.68)	5,493	2.07	2.07	0.95	160
Year ended 02/29/20	12.59	0.15	0.21	0.36	(0.44)	(0.86)	—	(1.30)	11.65	2.43	12,169	2.02	2.02	1.12	60
Class R
Six months ended 08/31/24	8.57	0.10	0.91	1.01	(0.07)	—	—	(0.07)	9.51	11.87	22,989	1.68(d)	1.69(d)	2.34(d)	70
Year ended 02/29/24	8.82	0.16	(0.27)	(0.11)	(0.12)	—	(0.02)	(0.14)	8.57	(1.15)	21,082	1.67	1.67	1.89	89
Year ended 02/28/23	11.62	0.14	(1.86)	(1.72)	(0.18)	(0.90)	—	(1.08)	8.82	(14.86)	21,290	1.63	1.63	1.42	69
Year ended 02/28/22	10.77	0.09	1.03	1.12	(0.27)	—	—	(0.27)	11.62	10.42	24,519	1.55	1.55	0.76	88
Year ended 02/28/21	11.64	0.15	(0.56)	(0.41)	(0.18)	(0.28)	—	(0.46)	10.77	(3.14)	23,490	1.57	1.57	1.45	160
Year ended 02/29/20	12.58	0.21	0.21	0.42	(0.50)	(0.86)	—	(1.36)	11.64	2.94	22,293	1.52	1.52	1.62	60
Class Y
Six months ended 08/31/24	8.56	0.12	0.91	1.03	(0.09)	—	—	(0.09)	9.50	12.16	35,544	1.18(d)	1.19(d)	2.84(d)	70
Year ended 02/29/24	8.81	0.20	(0.26)	(0.06)	(0.17)	—	(0.02)	(0.19)	8.56	(0.64)	34,737	1.17	1.17	2.39	89
Year ended 02/28/23	11.62	0.19	(1.87)	(1.68)	(0.23)	(0.90)	—	(1.13)	8.81	(14.50)	46,126	1.13	1.13	1.92	69
Year ended 02/28/22	10.77	0.15	1.03	1.18	(0.33)	—	—	(0.33)	11.62	10.98	67,783	1.05	1.05	1.26	88
Year ended 02/28/21	11.65	0.20	(0.57)	(0.37)	(0.23)	(0.28)	—	(0.51)	10.77	(2.69)	113,549	1.07	1.07	1.95	160
Year ended 02/29/20	12.59	0.28	0.21	0.49	(0.57)	(0.86)	—	(1.43)	11.65	3.46	166,069	1.02	1.02	2.12	60
Class R5
Six months ended 08/31/24	8.53	0.13	0.91	1.04	(0.10)	—	—	(0.10)	9.47	12.29	6,736	1.02(d)	1.02(d)	3.00(d)	70
Year ended 02/29/24	8.78	0.22	(0.27)	(0.05)	(0.18)	—	(0.02)	(0.20)	8.53	(0.50)	9,681	0.98	0.98	2.58	89
Year ended 02/28/23	11.58	0.22	(1.87)	(1.65)	(0.25)	(0.90)	—	(1.15)	8.78	(14.34)	16,615	0.99	0.99	2.06	69
Year ended 02/28/22	10.73	0.17	1.03	1.20	(0.35)	—	—	(0.35)	11.58	11.17	87,664	0.91	0.91	1.40	88
Year ended 02/28/21	11.61	0.21	(0.56)	(0.35)	(0.25)	(0.28)	—	(0.53)	10.73	(2.57)	124,597	0.94	0.94	2.08	160
Year ended 02/29/20	12.55	0.29	0.21	0.50	(0.58)	(0.86)	—	(1.44)	11.61	3.59	164,048	0.91	0.91	2.23	60
Class R6
Six months ended 08/31/24	8.52	0.13	0.91	1.04	(0.10)	—	—	(0.10)	9.46	12.34	23,274	0.95(d)	0.95(d)	3.07(d)	70
Year ended 02/29/24	8.78	0.22	(0.28)	(0.06)	(0.18)	—	(0.02)	(0.20)	8.52	(0.55)	20,369	0.95	0.95	2.61	89
Year ended 02/28/23	11.58	0.22	(1.87)	(1.65)	(0.25)	(0.90)	—	(1.15)	8.78	(14.27)	29,968	0.92	0.92	2.13	69
Year ended 02/28/22	10.73	0.18	1.03	1.21	(0.36)	—	—	(0.36)	11.58	11.26	165,636	0.83	0.83	1.48	88
Year ended 02/28/21	11.61	0.22	(0.56)	(0.34)	(0.26)	(0.28)	—	(0.54)	10.73	(2.48)	167,055	0.85	0.85	2.17	160
Year ended 02/29/20	12.55	0.30	0.22	0.52	(0.60)	(0.86)	—	(1.46)	11.61	3.68	199,952	0.82	0.82	2.32	60

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Global Real Estate Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8	Invesco Global Real Estate Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower
9	Invesco Global Real Estate Fund

or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended August 31, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
10	Invesco Global Real Estate Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2024, the Adviser waived advisory fees of $772.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $1,705 in front-end sales commissions from the sale of Class A shares and $0 and $474 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended August 31, 2024, the Fund incurred $15,877 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
11	Invesco Global Real Estate Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,250,119	$—	$4,250,119
Canada	4,922,574	—	—	4,922,574
China	—	881,194	—	881,194
France	—	2,593,235	—	2,593,235
Germany	—	5,812,113	—	5,812,113
Hong Kong	—	5,077,193	—	5,077,193
Japan	—	14,368,218	—	14,368,218
Netherlands	—	1,625,299	—	1,625,299
Singapore	—	3,424,536	—	3,424,536
Spain	—	4,303,376	—	4,303,376
Sweden	—	3,165,445	—	3,165,445
United Kingdom	—	6,859,840	—	6,859,840
United States	104,794,835	—	—	104,794,835
Money Market Funds	1,621,871	8,227,297	—	9,849,168
Total Investments	$111,339,280	$60,587,865	$—	$171,927,145
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,420.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$3,400,154	$6,756,107	$10,156,261
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $109,218,313 and $121,037,209, respectively. As of August 31, 2024, the aggregate cost of
12	Invesco Global Real Estate Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$18,593,156
Aggregate unrealized (depreciation) of investments	(933,193)
Net unrealized appreciation of investments	$17,659,963
Cost of investments for tax purposes is $154,267,182.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	276,399	$2,402,570	699,736	$5,924,751
Class C	23,650	208,334	58,863	497,732
Class R	305,351	2,674,469	664,563	5,663,841
Class Y	439,928	3,863,073	613,880	5,205,380
Class R5	49,817	436,292	115,180	968,140
Class R6	323,580	2,809,501	494,959	4,192,216
Issued as reinvestment of dividends:
Class A	69,610	605,235	164,427	1,358,656
Class C	1,864	16,276	4,529	37,570
Class R	20,168	175,350	41,893	346,141
Class Y	25,520	221,740	70,421	583,052
Class R5	7,669	66,375	22,975	187,927
Class R6	27,422	236,787	69,300	568,505
Automatic conversion of Class C shares to Class A shares:
Class A	34,000	291,065	28,633	242,604
Class C	(33,922)	(291,065)	(28,561)	(242,604)
Reacquired:
Class A	(1,053,702)	(9,240,369)	(1,979,472)	(16,766,477)
Class C	(31,923)	(281,791)	(78,952)	(673,018)
Class R	(369,517)	(3,217,358)	(659,358)	(5,622,887)
Class Y	(783,912)	(6,835,780)	(1,858,989)	(15,796,096)
Class R5	(481,110)	(4,165,014)	(894,850)	(7,528,529)
Class R6	(281,773)	(2,457,272)	(1,588,626)	(13,209,648)
Net increase (decrease) in share activity	(1,430,881)	$(12,481,582)	(4,039,449)	$(34,062,744)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
13	Invesco Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Global Real Estate Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Global Real Estate Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that stock selection in certain regions negatively impacted the Fund’s relative performance over the shorter term, while the Fund’s longer-term underperformance
14	Invesco Global Real Estate Fund

was primarily due to exposure to emerging markets. The Board also considered that the Fund underwent a change in portfolio management in 2022, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth quintile of its expense group and discussed with management reasons for such relative actual management fees and total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a
15	Invesco Global Real Estate Fund

direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16	Invesco Global Real Estate Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco Global Real Estate Fund

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SEC file number(s): 811-05686 and 033-39519	Invesco Distributors, Inc.	GRE-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Government Money Market Fund
Nasdaq:
Invesco Cash Reserve: AIMXX ■ A: ADAXX ■ AX: ACZXX ■ C: ACNXX ■ CX: ACXXX
■	R: AIRXX ■ Y: AIYXX ■ Investor: INAXX ■ R6: INVXX

2	Schedule of Investments
6	Financial Statements
9	Financial Highlights
11	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-24.02%
U.S. Treasury Bills-19.41%(a)
U.S. Treasury Bills	5.26%	09/24/2024	$ 35,000	$ 34,882,828
U.S. Treasury Bills	5.27%	10/01/2024	350,000	348,525,583
U.S. Treasury Bills	5.23%	10/08/2024	55,000	54,706,621
U.S. Treasury Bills	5.22%	10/15/2024	50,000	49,683,750
U.S. Treasury Bills	5.17%	10/22/2024	35,000	34,745,886
U.S. Treasury Bills	5.21%	10/31/2024	25,000	24,785,625
U.S. Treasury Bills	5.20%	11/26/2024	125,000	123,472,604
U.S. Treasury Bills	5.06%	12/17/2024	45,000	44,333,925
U.S. Treasury Bills	5.00%	12/24/2024	25,000	24,610,500
U.S. Treasury Bills	5.25%	01/02/2025	35,000	34,388,331
U.S. Treasury Bills	5.21%	01/09/2025	100,000	98,165,556
U.S. Treasury Bills	4.79%-5.12%	01/23/2025	80,000	78,445,200
U.S. Treasury Bills	5.06%	01/30/2025	50,000	48,966,069
U.S. Treasury Bills	4.91%	02/13/2025	25,000	24,450,573
U.S. Treasury Bills	4.89%	02/20/2025	5,000	4,886,050
U.S. Treasury Bills	5.03%-5.20%	04/17/2025	40,000	38,759,870
U.S. Treasury Bills	5.02%	07/10/2025	25,000	23,965,417
				1,091,774,388
U.S. Treasury Floating Rate Notes-3.20%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.21%	04/30/2025	25,000	24,999,513
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.17%	07/31/2025	120,000	119,944,719
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.21%	10/31/2025	25,000	25,000,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	5.29%	01/31/2026	10,000	10,005,824
				179,950,056
U.S. Treasury Notes-1.41%
U.S. Treasury Notes	1.50%	10/31/2024	80,000	79,555,889
Total U.S. Treasury Securities (Cost $1,351,280,333)				1,351,280,333
U.S. Government Sponsored Agency Securities-19.44%
Federal Farm Credit Bank (FFCB)-11.88%
Federal Farm Credit Bank	5.38%	09/13/2024	130,000	129,998,317
Federal Farm Credit Bank (SOFR + 0.08%)(b)	5.41%	11/22/2024	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	5.40%	12/18/2024	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	5.42%	03/07/2025	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	5.45%	05/28/2025	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	5.45%	05/30/2025	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	5.44%	06/13/2025	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	5.46%	06/27/2025	12,000	12,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.49%	07/21/2025	5,000	5,002,892
Federal Farm Credit Bank (SOFR + 0.13%)(b)	5.46%	08/13/2025	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	5.41%	11/26/2025	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.49%	11/28/2025	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.49%	12/01/2025	6,500	6,500,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	5.41%	12/12/2025	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	5.48%	12/29/2025	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.49%	01/23/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	5.48%	01/29/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	5.47%	01/30/2026	7,000	7,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.09%)(b)	5.42%	02/02/2026	$ 15,000	$ 15,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	5.42%	02/12/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	5.41%	03/04/2026	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	5.44%	03/18/2026	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	5.44%	03/26/2026	15,000	15,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.10%)(b)	5.43%	04/01/2026	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	5.44%	04/09/2026	17,000	17,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	5.42%	05/14/2026	102,000	102,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	5.42%	05/21/2026	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	5.43%	06/03/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	5.43%	06/18/2026	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	5.43%	07/01/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	5.47%	08/26/2026	2,000	2,000,000
				668,501,209
Federal Home Loan Bank (FHLB)-7.47%
Federal Home Loan Bank	5.38%	09/13/2024	50,000	49,999,365
Federal Home Loan Bank(a)	5.27%	11/01/2024	30,000	29,744,817
Federal Home Loan Bank(a)	4.86%	01/10/2025	30,000	29,492,375
Federal Home Loan Bank	5.03%	01/10/2025	100,000	100,000,000
Federal Home Loan Bank(a)	5.00%	02/10/2025	15,000	14,678,700
Federal Home Loan Bank (SOFR + 0.14%)(b)	5.47%	07/24/2025	12,000	12,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	5.47%	08/22/2025	12,000	12,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	5.49%	11/20/2025	30,000	30,026,269
Federal Home Loan Bank (SOFR + 0.21%)(b)	5.54%	11/25/2025	20,000	20,004,011
Federal Home Loan Bank (SOFR + 0.15%)(b)	5.48%	12/11/2025	15,000	15,000,000
Federal Home Loan Bank (SOFR + 0.19%)(b)	5.52%	01/14/2026	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	5.47%	03/12/2026	65,000	65,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	5.47%	03/12/2026	5,000	5,000,000
				419,945,537
U.S. International Development Finance Corp. (DFC)-0.09%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.40%	06/15/2025	1,000	1,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	5.40%	02/15/2028	3,889	3,888,889
				4,888,889
Total U.S. Government Sponsored Agency Securities (Cost $1,093,335,635)				1,093,335,635
U.S. Government Sponsored Agency Mortgage-Backed Securities-1.92%
Federal Home Loan Mortgage Corp. (FHLMC)-1.07%
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	5.43%	02/09/2026	60,000	60,000,000
Federal National Mortgage Association (FNMA)-0.85%
Federal National Mortgage Association (SOFR + 0.10%)(b)	5.43%	06/18/2026	25,000	25,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	5.47%	08/21/2026	23,000	23,000,000
				48,000,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $108,000,000)				108,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-45.38% (Cost $2,552,615,968)				2,552,615,968
			Repurchase Amount
Repurchase Agreements-56.70%(d)
ABN AMRO Bank N.V., joint agreement dated 08/30/2024, aggregate maturing value of $400,237,778 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $408,000,009; 0.38% - 6.50%; 08/15/2025 - 07/25/2054)	5.35%	09/03/2024	150,089,167	150,000,000
Banco Santander, joint agreement dated 08/30/2024, aggregate maturing value of $500,296,111 (collateralized by agency mortgage-backed securities valued at $510,302,034; 0.00% - 7.00%; 10/15/2026 - 06/15/2059)	5.33%	09/03/2024	190,112,522	190,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, joint agreement dated 08/30/2024, aggregate maturing value of $1,500,888,333 (collateralized by agency mortgage-backed securities valued at $1,530,000,000; 2.00% - 7.00%; 09/01/2027 - 08/01/2054)	5.33%	09/03/2024	$255,151,017	$ 255,000,000
BMO Capital Markets Corp., joint agreement dated 08/30/2024, aggregate maturing value of $400,236,889 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $408,000,058; 1.13% - 6.50%; 10/15/2030 - 12/20/2062)	5.33%	09/03/2024	35,020,728	35,000,000
BMO Capital Markets Corp., joint term agreement dated 08/05/2024, aggregate maturing value of $503,337,500 (collateralized by agency mortgage-backed securities valued at $510,000,004; 1.00% - 6.50%; 04/25/2028 - 08/20/2064)(e)	5.34%	09/19/2024	40,267,000	40,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,985,000 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.74%; 05/25/2025 - 07/20/2064)(e)	5.01%	10/28/2024	181,648,688	175,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,002,422,223 (collateralized by U.S. Treasury obligations valued at $4,080,000,192; 0.00% - 7.63%; 09/15/2024 - 02/15/2054)(e)(f)	5.45%	09/03/2024	180,109,000	180,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,401,480,890 (collateralized by U.S. Treasury obligations valued at $1,428,000,113; 0.00% - 5.23%; 09/10/2024 - 08/15/2054)(e)(f)	5.44%	09/06/2024	50,052,889	50,000,000
BofA Securities, Inc., joint term agreement dated 07/02/2024, aggregate maturing value of $1,000,596,666 (collateralized by U.S. Treasury obligations valued at $1,006,299,403; 0.00% - 5.38%; 08/31/2024 - 08/15/2054)(e)(f)	5.37%	09/03/2024	140,083,533	140,000,000
BofA Securities, Inc., joint term agreement dated 07/10/2024, aggregate maturing value of $1,500,898,333 (collateralized by agency mortgage-backed securities valued at $1,530,000,007; 1.25% - 6.60%; 03/25/2027 - 07/20/2074)(e)(f)	5.39%	09/03/2024	75,044,917	75,000,000
CIBC World Markets Corp., joint term agreement dated 07/22/2024, aggregate maturing value of $453,878,750 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $459,000,089; 0.13% - 7.00%; 01/31/2025 - 09/01/2061)(e)	5.35%	09/18/2024	15,129,292	15,000,000
CIBC World Markets Corp., joint term agreement dated 08/13/2024, aggregate maturing value of $954,800,139 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $969,000,970; 0.13% - 7.38%; 01/31/2025 - 06/01/2063)(e)	5.35%	09/16/2024	72,363,800	72,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/30/2024, aggregate maturing value of $500,296,111 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.13% - 4.50%; 01/15/2026 - 02/15/2054)	5.33%	09/03/2024	100,059,222	100,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/28/2024, aggregate maturing value of $1,201,248,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,224,000,067; 2.00% - 7.50%; 11/15/2032 - 09/20/2053)(e)	5.35%	09/04/2024	250,260,069	250,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/30/2024, aggregate maturing value of $1,500,885,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,123; 0.38% - 4.38%; 01/31/2026 - 08/15/2047)	5.31%	09/03/2024	100,059,000	100,000,000
ING Financial Markets, LLC, joint term agreement dated 08/01/2024, aggregate maturing value of $251,830,694 (collateralized by agency mortgage-backed securities valued at $255,000,001; 2.00% - 6.50%; 07/01/2051 - 02/20/2054)	5.38%	09/19/2024	141,025,189	140,000,000
J.P. Morgan Securities LLC, joint agreement dated 08/30/2024, aggregate maturing value of $1,000,592,222 (collateralized by agency mortgage-backed securities valued at $1,020,000,001; 1.61% - 8.19%; 09/01/2028 - 07/01/2056)	5.33%	09/03/2024	275,162,861	275,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,006; 1.10% - 9.10%; 06/20/2036 - 06/16/2063)(g)	5.32%	09/03/2024	40,195,156	40,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2024, aggregate maturing value of $350,371,764 (collateralized by U.S. Treasury obligations valued at $361,183,795; 0.00%; 02/15/2043 - 08/15/2046)(e)	5.38%	09/03/2024	25,028,055	25,001,900
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2024, aggregate maturing value of $3,032,657,412 (collateralized by U.S. Treasury obligations valued at $3,095,460,772; 0.50% - 2.00%; 05/31/2027 - 11/15/2041)(e)	5.36%	09/04/2024	44,921,770	44,875,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Mizuho Securities (USA) LLC, joint agreement dated 08/30/2024, aggregate maturing value of $750,444,167 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations valued at $765,000,000; 2.00% - 7.50%; 02/23/2026 - 09/01/2054)	5.33%	09/03/2024	$300,177,667	$ 300,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/13/2024, aggregate maturing value of $2,863,761,658 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,859,364,879; 0.00% - 7.00%; 09/26/2024 - 08/15/2054)(e)	5.09%	02/03/2025	158,813,258	155,000,000
Royal Bank of Canada, joint term agreement dated 03/21/2024, aggregate maturing value of $1,575,429,947 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,536,786,557; 0.13% - 7.00%; 03/15/2027 - 08/01/2054)(e)	5.06%	02/12/2025	83,688,178	80,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,586,512,226; 0.13% - 7.50%; 02/28/2025 - 07/01/2054)(e)	5.16%	05/30/2025	204,810,450	195,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2024, aggregate maturing value of $5,002,961,111 (collateralized by agency mortgage-backed securities valued at $5,138,746,291; 3.00% - 6.50%; 10/20/2042 - 06/20/2054)	5.33%	09/03/2024	62,381,549	62,344,627
Wells Fargo Securities, LLC, joint term agreement dated 06/05/2024, aggregate maturing value of $623,931,679 (collateralized by agency mortgage-backed securities valued at $627,300,002; 1.50% - 8.50%; 01/01/2025 - 02/01/2056)	5.39%	09/10/2024	45,653,538	45,000,000
Total Repurchase Agreements (Cost $3,189,221,527)				3,189,221,527
TOTAL INVESTMENTS IN SECURITIES(h)-102.08% (Cost $5,741,837,495)				5,741,837,495
OTHER ASSETS LESS LIABILITIES-(2.08)%				(116,958,203)
NET ASSETS-100.00%				$5,624,879,292
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Government Money Market Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$2,552,615,968
Repurchase agreements, at value and cost	3,189,221,527
Cash	379,272
Receivable for:
Fund shares sold	14,527,672
Interest	33,392,258
Investment for trustee deferred compensation and retirement plans	330,316
Other assets	224,957
Total assets	5,790,691,970
Liabilities:
Payable for:
Investments purchased	149,396,833
Fund shares reacquired	10,827,402
Dividends	2,188,316
Accrued fees to affiliates	2,942,264
Accrued operating expenses	108,294
Trustee deferred compensation and retirement plans	349,569
Total liabilities	165,812,678
Net assets applicable to shares outstanding	$5,624,879,292
Net assets consist of:
Shares of beneficial interest	$5,625,571,920
Distributable earnings (loss)	(692,628)
$5,624,879,292
Net Assets:
Invesco Cash Reserve	$4,341,013,615
Class A	$322,730,836
Class AX	$60,233,223
Class C	$124,407,227
Class CX	$165,363
Class R	$192,479,927
Class Y	$391,987,311
Investor Class	$184,224,310
Class R6	$7,637,480
Shares outstanding, no par value, unlimited number of shares authorized:
Invesco Cash Reserve	4,341,487,369
Class A	322,766,537
Class AX	60,240,046
Class C	124,420,657
Class CX	165,381
Class R	192,501,877
Class Y	392,030,911
Investor Class	184,244,026
Class R6	7,638,243
Net asset value and offering price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Government Money Market Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$149,613,648
Expenses:
Advisory fees	4,181,613
Administrative services fees	1,226,624
Custodian fees	32,694
Distribution fees:
Invesco Cash Reserve	3,223,870
Class A	324,770
Class AX	45,757
Class C	470,673
Class CX	772
Class R	386,873
Transfer agent fees - Invesco Cash Reserve, A, AX, C, CX, R, Y and Investor	3,205,710
Transfer agent fees - R6	939
Trustees’ and officers’ fees and benefits	29,933
Registration and filing fees	238,717
Reports to shareholders	131,076
Professional services fees	60,156
Other	41,598
Total expenses	13,601,775
Less: Expense offset arrangement(s)	(72,284)
Net expenses	13,529,491
Net investment income	136,084,157
Net realized gain from unaffiliated investment securities	174,994
Net increase in net assets resulting from operations	$136,259,151
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Government Money Market Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$136,084,157	$234,773,443
Net realized gain	174,994	274,398
Net increase in net assets resulting from operations	136,259,151	235,047,841
Distributions to shareholders from distributable earnings:
Invesco Cash Reserve	(105,121,774)	(178,976,365)
Class A	(7,861,382)	(15,917,824)
Class AX	(1,492,044)	(2,979,321)
Class C	(2,693,034)	(5,597,390)
Class CX	(3,553)	(8,012)
Class R	(4,489,071)	(8,413,322)
Class Y	(9,492,916)	(13,366,996)
Investor Class	(4,770,017)	(9,339,949)
Class R6	(160,366)	(174,264)
Total distributions from distributable earnings	(136,084,157)	(234,773,443)
Share transactions-net:
Invesco Cash Reserve	203,201,415	1,008,171,927
Class A	(10,155,599)	(13,875,022)
Class AX	(1,158,204)	(2,650,226)
Class C	(3,758,530)	(17,644,652)
Class CX	(15,131)	(41,560)
Class R	2,451,004	9,107,481
Class Y	53,029,168	138,075,962
Investor Class	(1,902,896)	40,132,422
Class R6	4,323,906	3,045,994
Net increase in net assets resulting from share transactions	246,015,133	1,164,322,326
Net increase in net assets	246,190,127	1,164,596,724
Net assets:
Beginning of period	5,378,689,165	4,214,092,441
End of period	$5,624,879,292	$5,378,689,165
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Government Money Market Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets
Invesco Cash Reserve
Six months ended 08/31/24	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.49%	$4,341,014	0.48%(c)	0.48%(c)	4.90%(c)
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.89	4,137,681	0.48	0.48	4.80
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.99	3,129,323	0.45	0.47	2.07
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	2,390,850	0.07	0.51	0.01
Year ended 02/28/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	2,699,457	0.23	0.50	0.05
Year ended 02/29/20	1.00	0.02	0.00	0.02	(0.02)	1.00	1.61	2,406,243	0.51	0.51	1.55
Class A
Six months ended 08/31/24	1.00	0.02	0.00	0.02	(0.02)	1.00	2.47	322,731	0.53(c)	0.53(c)	4.85(c)
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.84	332,871	0.53	0.53	4.75
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.95	346,709	0.50	0.52	2.02
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	340,937	0.07	0.56	0.01
Period ended 02/28/21(e)	1.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	401,229	0.20(c)	0.54(c)	0.08(c)
Class AX
Six months ended 08/31/24	1.00	0.02	0.00	0.02	(0.02)	1.00	2.49	60,233	0.48(c)	0.48(c)	4.90(c)
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.89	61,389	0.48	0.48	4.80
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.99	64,032	0.45	0.47	2.07
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	70,035	0.07	0.51	0.01
Year ended 02/28/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	74,001	0.23	0.50	0.05
Year ended 02/29/20	1.00	0.02	0.00	0.02	(0.02)	1.00	1.61	76,169	0.51	0.51	1.55
Class C
Six months ended 08/31/24	1.00	0.02	0.00	0.02	(0.02)	1.00	2.18	124,407	1.08(c)	1.08(c)	4.30(c)
Year ended 02/29/24	1.00	0.04	0.00	0.04	(0.04)	1.00	4.26	128,160	1.08	1.08	4.20
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.53	145,787	0.92	1.07	1.60
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	122,057	0.07	1.11	0.01
Year ended 02/28/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.02	144,331	0.23	1.11	0.05
Year ended 02/29/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.85	43,478	1.26	1.26	0.80
Class CX
Six months ended 08/31/24	1.00	0.02	0.00	0.02	(0.02)	1.00	2.11	165	1.23(c)	1.23(c)	4.15(c)
Year ended 02/29/24	1.00	0.04	0.00	0.04	(0.04)	1.00	4.11	180	1.23	1.23	4.05
Year ended 02/28/23	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.42	222	1.01	1.22	1.51
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	244	0.07	1.26	0.01
Year ended 02/28/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.02	369	0.29	1.25	(0.01)
Year ended 02/29/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.85	507	1.26	1.26	0.80
Class R
Six months ended 08/31/24	1.00	0.02	0.00	0.02	(0.02)	1.00	2.36	192,480	0.73(c)	0.73(c)	4.65(c)
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.63	190,022	0.73	0.73	4.55
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.78	180,897	0.66	0.72	1.86
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	159,912	0.07	0.76	0.01
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	183,057	0.22	0.74	0.06
Year ended 02/29/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.35	32,297	0.76	0.76	1.30
Class Y
Six months ended 08/31/24	1.00	0.03	0.00	0.03	(0.03)	1.00	2.57	391,987	0.33(c)	0.33(c)	5.05(c)
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.05	338,954	0.33	0.33	4.95
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.14	200,876	0.31	0.32	2.21
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	67,999	0.07	0.36	0.01
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	55,813	0.21	0.35	0.07
Year ended 02/29/20	1.00	0.02	0.00	0.02	(0.02)	1.00	1.76	42,686	0.36	0.36	1.70
Investor Class
Six months ended 08/31/24	1.00	0.03	0.00	0.03	(0.03)	1.00	2.57	184,224	0.33(c)	0.33(c)	5.05(c)
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.05	186,118	0.33	0.33	4.95
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.14	145,977	0.31	0.32	2.21
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	120,491	0.07	0.36	0.01
Year ended 02/28/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.08	114,665	0.21	0.35	0.07
Year ended 02/29/20	1.00	0.02	0.00	0.02	(0.02)	1.00	1.76	111,208	0.36	0.36	1.70
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Government Money Market Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets
Class R6
Six months ended 08/31/24	$1.00	$0.03	$0.00	$0.03	$(0.03)	$1.00	2.61%	$7,637	0.24%(c)	0.24%(c)	5.14%(c)
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.14	3,314	0.24	0.24	5.04
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.21	268	0.18	0.18	2.34
Year ended 02/28/22	1.00	0.00	(0.00)(d)	0.00	(0.00)	1.00	0.01	126	0.07	0.27	0.01
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	127	0.18	0.31	0.10
Year ended 02/29/20	1.00	0.02	0.00	0.02	(0.02)	1.00	1.81	20	0.32	0.32	1.74

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Annualized.
(d)	Net gains (losses) on securities (both realized and unrealized) per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.
(e)	Commencement date of May 15, 2020.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Government Money Market Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Government Money Market Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of nine different classes of shares: Invesco Cash Reserve, Class A , Class AX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6. Class A, Class AX and Class CX shares are closed to new investors. Class Y and Investor Class shares are available only to certain investors. Class C and Class CX shares are sold with a contingent deferred sales charges (“CDSC”). Invesco Cash Reserve, Class A, Class AX, Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Invesco Cash Reserve shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.	Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
11	Invesco Government Money Market Fund

G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Invesco Cash Reserve, Class A, Class AX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6 shares to 1.40%, 1.45%, 1.40%, 2.00%, 2.15%, 1.65%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Invesco Cash Reserve, Class A, Class AX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve, Class A, Class AX, Class C, Class CX and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Invesco Cash Reserve shares, 0.75% of the Fund’s average daily net assets of Class C shares and 0.40% of the Fund’s average daily net assets of Class R shares. The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.20% of the Fund’s average daily net assets of Class A shares, up to a maximum annual rate of 0.15% of the Fund’s average daily net assets of Class AX shares and up to a maximum annual rate of 0.90% of the average daily net assets of Class CX shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Expenses under this agreement are shown as Distribution fees in the Statement of Operations.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $0 in front-end sales commissions from the sale of Class A shares and $23,510, $495, $2,760 and $0 from Invesco Cash Reserve, Class A, Class C and Class CX shares, respectively, for CDSC imposed on redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
12	Invesco Government Money Market Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $72,284.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$639,957	$-	$639,957

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Invesco Cash Reserve	1,953,933,140	$1,953,933,140	7,606,506,452	$7,606,506,452
Class A	59,470,486	59,470,486	214,075,610	214,075,610
Class AX	4,174,719	4,174,719	13,853,294	13,853,294
Class C	32,384,677	32,384,677	83,396,831	83,396,831
Class CX	5,526	5,526	24,424	24,424
Class R	42,381,160	42,381,160	104,536,503	104,536,503
Class Y	207,111,041	207,111,041	784,200,605	784,200,605
Investor Class	54,535,738	54,535,738	321,067,407	321,067,407
Class R6	7,962,415	7,962,415	25,281,798	25,281,798
13	Invesco Government Money Market Fund

	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Invesco Cash Reserve	98,249,865	$98,249,865	159,639,358	$159,639,358
Class A	7,307,185	7,307,185	14,560,491	14,560,491
Class AX	1,447,796	1,447,796	2,876,888	2,876,888
Class C	2,589,248	2,589,248	5,279,931	5,279,931
Class CX	3,527	3,527	7,896	7,896
Class R	4,441,719	4,441,719	8,303,018	8,303,018
Class Y	7,603,790	7,603,790	9,420,016	9,420,016
Investor Class	4,569,910	4,569,910	8,825,307	8,825,307
Class R6	159,125	159,125	154,162	154,162
Automatic Conversion of Class C and CX shares to Invesco Cash Reserve shares:
Invesco Cash Reserve	6,047,860	6,047,860	9,921,733	9,921,733
Class C	(6,032,294)	(6,032,294)	(9,903,115)	(9,903,115)
Class CX	(15,566)	(15,566)	(18,618)	(18,618)
Reacquired:
Invesco Cash Reserve	(1,855,029,450)	(1,855,029,450)	(6,767,895,616)	(6,767,895,616)
Class A	(76,933,270)	(76,933,270)	(242,511,123)	(242,511,123)
Class AX	(6,780,719)	(6,780,719)	(19,380,408)	(19,380,408)
Class C	(32,700,161)	(32,700,161)	(96,418,299)	(96,418,299)
Class CX	(8,618)	(8,618)	(55,262)	(55,262)
Class R	(44,371,875)	(44,371,875)	(103,732,040)	(103,732,040)
Class Y	(161,685,663)	(161,685,663)	(655,544,659)	(655,544,659)
Investor Class	(61,008,544)	(61,008,544)	(289,760,292)	(289,760,292)
Class R6	(3,797,634)	(3,797,634)	(22,389,966)	(22,389,966)
Net increase in share activity	246,015,133	$246,015,133	1,164,322,326	$1,164,322,326

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
14	Invesco Government Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Government Money Market Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the T-Bill 3 Month Index (Index).  The Board noted that performance of Invesco Cash Reserve shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Invesco Cash Reserve shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.
15	Invesco Government Money Market Fund

The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Invesco Cash Reserve shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
16	Invesco Government Money Market Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco Government Money Market Fund

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SEC file number(s): 811-05686 and 033-39519	Invesco Distributors, Inc.	GMKT-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco High Yield Fund
Nasdaq:
A: AMHYX ■ C: AHYCX ■ Y: AHHYX ■ Investor: HYINX ■ R5: AHIYX ■ R6: HYIFX

2	Schedule of Investments
11	Financial Statements
14	Financial Highlights
15	Notes to Financial Statements
24	Approval of Investment Advisory and Sub-Advisory Contracts
27	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–85.53%
Advertising–0.09%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 04/15/2028(b)	$464,000	$404,867
7.50%, 06/01/2029(b)	510,000	430,424
		835,291
Aerospace & Defense–1.01%
TransDigm, Inc.,
6.75%, 08/15/2028(b)	1,152,000	1,185,866
7.13%, 12/01/2031(b)	7,902,000	8,354,540
		9,540,406
Alternative Carriers–0.34%
CommScope LLC, 4.75%, 09/01/2029(b)	758,000	612,085
Lumen Technologies, Inc.,
4.00%, 02/15/2027(b)	869,000	678,394
4.50%, 01/15/2029(b)	150,000	85,234
4.13%, 04/15/2029(b)	272,000	213,520
4.13%, 04/15/2030(b)	271,000	203,569
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027(b)	1,055,000	922,026
6.13%, 03/01/2028(b)	628,000	486,144
		3,200,972
Aluminum–0.48%
Novelis Corp., 4.75%, 01/30/2030(b)	4,785,000	4,574,483
Apparel Retail–0.49%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	5,351,000	4,627,445
Application Software–1.16%
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	2,765,000	2,727,504
9.00%, 09/30/2029(b)	2,711,000	2,730,823
Rocket Software, Inc.,
9.00%, 11/28/2028(b)	475,000	493,170
6.50%, 02/15/2029(b)	526,000	480,671
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	1,657,000	1,656,722
6.50%, 06/01/2032(b)	2,852,000	2,946,040
		11,034,930
Automobile Manufacturers–1.48%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	15,389,000	13,999,706
Automotive Parts & Equipment–2.66%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	6,532,000	6,895,166
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	5,042,000	4,659,719
Phinia, Inc., 6.75%, 04/15/2029(b)	6,661,000	6,843,625
	Principal Amount	Value
Automotive Parts & Equipment–(continued)
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	$3,015,000	$3,117,480
7.13%, 04/14/2030(b)	3,546,000	3,719,417
		25,235,407
Automotive Retail–3.31%
Carvana Co.,
12.00% PIK Rate, 0.00% Cash Rate, 12/01/2028(b)(c)	500,320	519,704
13.00% PIK Rate, 0.00% Cash Rate, 06/01/2030(b)(c)	919,095	981,988
14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(c)	1,484,511	1,691,999
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	4,602,000	4,693,179
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	8,880,000	9,464,633
Lithia Motors, Inc.,
3.88%, 06/01/2029(b)	4,490,000	4,168,463
4.38%, 01/15/2031(b)	5,597,000	5,162,596
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	4,510,000	4,696,696
		31,379,258
Broadcasting–0.81%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	446,000	448,620
Gray Television, Inc.,
7.00%, 05/15/2027(b)	378,000	364,931
10.50%, 07/15/2029(b)	867,000	890,659
4.75%, 10/15/2030(b)	709,000	404,402
5.38%, 11/15/2031(b)	824,000	472,689
iHeartCommunications, Inc., 5.25%, 08/15/2027(b)	700,000	438,566
Paramount Global, 6.38%, 03/30/2062(d)	510,000	466,678
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	609,000	430,298
TEGNA, Inc.,
4.63%, 03/15/2028	537,000	506,748
5.00%, 09/15/2029	534,000	496,392
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	895,000	886,674
8.00%, 08/15/2028(b)	950,000	961,918
4.50%, 05/01/2029(b)	500,000	439,342
7.38%, 06/30/2030(b)	465,000	446,646
		7,654,563
Broadline Retail–1.22%
Kohl’s Corp., 4.63%, 05/01/2031	5,520,000	4,567,077
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(b)	2,604,000	2,527,519
6.70%, 07/15/2034(b)	2,447,000	2,143,922
Nordstrom, Inc., 5.00%, 01/15/2044	1,165,000	925,213
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	1,299,000	1,412,195
		11,575,926

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco High Yield Fund

Principal Amount		Value
Building Products–0.05%
Park River Holdings, Inc., 6.75%, 08/01/2029(b)	$550,000	$465,433
Cable & Satellite–3.24%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	1,200,000	925,758
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	2,087,000	1,981,623
4.75%, 03/01/2030(b)	2,853,000	2,603,202
7.38%, 03/01/2031(b)	2,020,000	2,057,360
4.50%, 05/01/2032	2,669,000	2,281,500
4.25%, 01/15/2034(b)	3,162,000	2,552,622
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 04/01/2053	2,875,000	2,356,054
CSC Holdings LLC,
11.75%, 01/31/2029(b)	1,635,000	1,444,738
6.50%, 02/01/2029(b)	1,304,000	985,538
5.75%, 01/15/2030(b)	1,989,000	796,136
4.63%, 12/01/2030(b)	1,819,000	713,019
4.50%, 11/15/2031(b)	1,481,000	986,417
Directv Financing LLC, 8.88%, 02/01/2030(b)	882,000	895,732
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	1,439,000	1,394,784
DISH DBS Corp.,
7.38%, 07/01/2028	919,000	473,877
5.75%, 12/01/2028(b)	1,915,000	1,477,007
5.13%, 06/01/2029	1,072,000	489,222
DISH Network Corp., 11.75%, 11/15/2027(b)	2,675,000	2,722,174
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	468,000	335,446
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	2,708,000	2,326,351
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	1,100,000	997,405
		30,795,965
Casinos & Gaming–2.50%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(c)	568,775	11,375
Melco Resorts Finance Ltd. (Hong Kong),
5.38%, 12/04/2029(b)	7,808,000	7,151,821
7.63%, 04/17/2032(b)	1,710,000	1,715,038
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	433,000	420,181
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	562,000	419,424
Sabre GLBL, Inc., 8.63%, 06/01/2027(b)	504,000	484,857
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	9,895,000	8,847,260
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(b)	4,921,000	4,704,661
		23,754,617
	Principal Amount	Value
Commercial & Residential Mortgage Finance–0.45%
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	$4,158,000	$4,311,052
Commodity Chemicals–1.72%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	16,359,000	16,348,880
Communications Equipment–0.05%
Viasat, Inc., 7.50%, 05/30/2031(b)	634,000	485,723
Consumer Finance–1.93%
FirstCash, Inc., 6.88%, 03/01/2032(b)	6,747,000	6,939,715
Navient Corp.,
5.00%, 03/15/2027	3,010,000	2,958,084
9.38%, 07/25/2030	1,345,000	1,460,985
OneMain Finance Corp.,
3.50%, 01/15/2027	2,172,000	2,061,082
4.00%, 09/15/2030	2,622,000	2,322,705
7.13%, 11/15/2031	2,565,000	2,592,424
		18,334,995
Copper–0.24%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(b)	2,275,000	2,276,952
Diversified Banks–0.61%
Citigroup, Inc., Series CC, 7.13%(d)(e)	4,805,000	4,927,071
Freedom Mortgage Corp.,
6.63%, 01/15/2027(b)	434,000	429,129
12.00%, 10/01/2028(b)	389,000	423,855
		5,780,055
Diversified Chemicals–0.09%
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	892,000	854,505
Diversified Financial Services–2.11%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(d)	6,925,000	7,148,906
Freedom Mortgage Holdings LLC,
9.25%, 02/01/2029(b)	514,000	527,020
9.13%, 05/15/2031(b)	945,000	952,974
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	4,471,000	4,625,004
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	5,923,000	6,225,399
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), 6.38%, 02/01/2030(b)	652,000	535,270
		20,014,573
Diversified Metals & Mining–0.77%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	6,828,000	6,898,001
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	461,000	420,975
		7,318,976
Diversified REITs–0.24%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	620,000	454,906
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco High Yield Fund

	Principal Amount	Value
Diversified REITs–(continued)
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 02/15/2028(b)	$1,328,000	$1,364,063
6.50%, 02/15/2029(b)	622,000	476,988
		2,295,957
Diversified Support Services–0.73%
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	2,279,000	2,347,527
7.75%, 03/15/2031(b)	4,295,000	4,570,774
		6,918,301
Electric Utilities–3.13%
Duke Energy Corp., 6.45%, 09/01/2054(d)	4,748,000	4,866,652
Entergy Corp., 7.13%, 12/01/2054(d)	6,801,000	6,942,257
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	3,977,000	4,310,022
Vistra Operations Co. LLC,
7.75%, 10/15/2031(b)	10,709,000	11,402,461
6.88%, 04/15/2032(b)	2,128,000	2,211,722
		29,733,114
Electrical Components & Equipment–0.49%
EnerSys, 6.63%, 01/15/2032(b)	4,381,000	4,605,154
Electronic Components–0.76%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	4,736,000	4,281,065
6.63%, 07/15/2032(b)	2,798,000	2,896,888
		7,177,953
Electronic Manufacturing Services–0.98%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	9,042,000	9,270,618
Environmental & Facilities Services–0.49%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	3,012,000	3,150,034
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	1,430,000	1,477,423
		4,627,457
Fertilizers & Agricultural Chemicals–0.09%
Consolidated Energy Finance S.A. (Switzerland),
6.50%, 05/15/2026(b)	550,000	543,200
12.00%, 02/15/2031(b)	350,000	344,916
		888,116
Gold–0.47%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	4,407,000	4,452,485
Health Care Facilities–1.00%
Encompass Health Corp.,
4.50%, 02/01/2028	3,445,000	3,370,757
4.63%, 04/01/2031	746,000	707,014
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	1,042,000	973,695
	Principal Amount	Value
Health Care Facilities–(continued)
Tenet Healthcare Corp., 6.75%, 05/15/2031	$4,282,000	$4,443,607
		9,495,073
Health Care REITs–0.84%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	7,943,000	7,112,621
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	1,319,000	902,253
		8,014,874
Health Care Services–1.95%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	1,388,000	1,356,366
Community Health Systems, Inc.,
8.00%, 12/15/2027(b)	972,000	974,611
5.25%, 05/15/2030(b)	3,830,000	3,436,868
4.75%, 02/15/2031(b)	3,317,000	2,832,703
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	4,549,000	4,764,359
DaVita, Inc., 3.75%, 02/15/2031(b)	2,617,000	2,331,174
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)	2,767,000	2,791,837
		18,487,918
Health Care Supplies–0.16%
Medline Borrower L.P., 5.25%, 10/01/2029(b)	1,528,000	1,501,874
Health Care Technology–0.14%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	1,340,000	1,283,001
Home Improvement Retail–0.05%
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	506,000	457,904
Hotel & Resort REITs–2.31%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	6,658,000	6,862,021
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	5,112,000	4,643,807
Service Properties Trust,
4.75%, 10/01/2026	7,176,000	6,868,475
5.50%, 12/15/2027	2,322,000	2,186,610
4.38%, 02/15/2030	1,814,000	1,341,957
		21,902,870
Hotels, Resorts & Cruise Lines–0.26%
Carnival Corp., 6.00%, 05/01/2029(b)	2,450,000	2,462,620
Household Products–0.49%
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	4,525,000	4,660,777
Housewares & Specialties–0.48%
Newell Brands, Inc.,
6.38%, 09/15/2027	2,200,000	2,217,310
6.88%, 04/01/2036	971,000	924,238
7.00%, 04/01/2046	1,648,000	1,430,399
		4,571,947
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco High Yield Fund

Principal Amount		Value
Independent Power Producers & Energy Traders–1.14%
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	$1,636,000	$1,590,846
3.75%, 02/15/2031(b)	2,323,000	2,109,544
Vistra Corp., Series C, 8.88%(b)(d)(e)	6,689,000	7,117,625
		10,818,015
Industrial Conglomerates–0.46%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(b)	4,348,000	4,402,707
Industrial Machinery & Supplies & Components–1.70%
Enpro, Inc., 5.75%, 10/15/2026	4,517,000	4,497,429
ESAB Corp., 6.25%, 04/15/2029(b)	4,435,000	4,561,588
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	7,415,000	7,061,928
		16,120,945
Insurance Brokers–1.17%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	4,528,000	4,684,221
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	550,000	570,135
Jones Deslauriers Insurance Management, Inc. (Canada), 10.50%, 12/15/2030(b)	1,562,000	1,699,053
USI, Inc., 7.50%, 01/15/2032(b)	3,999,000	4,193,979
		11,147,388
Integrated Telecommunication Services–3.76%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)	1,225,000	402,108
Altice France S.A. (France),
5.50%, 01/15/2028(b)	4,342,000	3,095,253
5.50%, 10/15/2029(b)	1,400,000	973,022
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	510,000	468,054
Embarq Corp., 8.00%, 06/01/2036	950,000	414,775
Frontier Communications Holdings LLC,
6.75%, 05/01/2029(b)	2,321,000	2,240,914
5.88%, 11/01/2029	375,000	345,384
6.00%, 01/15/2030(b)	571,000	527,271
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	4,425,000	4,494,893
8.50%, 04/15/2031(b)	4,789,000	5,080,013
Level 3 Financing, Inc.,
4.63%, 09/15/2027(b)	816,000	634,930
10.50%, 04/15/2029(b)	462,000	497,560
4.88%, 06/15/2029(b)	237,000	185,464
3.75%, 07/15/2029(b)	456,000	274,968
11.00%, 11/15/2029(b)	1,183,000	1,298,410
4.50%, 04/01/2030(b)	761,000	561,642
10.50%, 05/15/2030(b)	461,000	496,253
10.75%, 12/15/2030(b)	460,000	497,706
4.00%, 04/15/2031(b)	417,000	281,471
Telecom Italia Capital S.A. (Italy), 7.72%, 06/04/2038	4,701,000	4,989,961
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	935,000	913,664
	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	$6,725,000	$6,998,623
		35,672,339
Interactive Media & Services–0.20%
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	1,107,000	983,699
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	933,000	912,545
		1,896,244
Internet Services & Infrastructure–0.05%
Arches Buyer, Inc., 6.13%, 12/01/2028(b)	544,000	462,187
Investment Banking & Brokerage–0.49%
Goldman Sachs Group, Inc. (The), Series X, 7.50%(d)(e)	4,395,000	4,621,742
Leisure Facilities–1.99%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	2,431,000	2,631,543
NCL Corp. Ltd., 8.13%, 01/15/2029(b)	4,355,000	4,661,335
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	4,489,000	4,623,459
Viking Cruises Ltd.,
7.00%, 02/15/2029(b)	2,305,000	2,336,491
9.13%, 07/15/2031(b)	4,251,000	4,666,862
		18,919,690
Marine Transportation–0.70%
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	4,110,000	4,235,170
7.63%, 02/15/2031(b)	2,309,000	2,387,386
		6,622,556
Metal, Glass & Plastic Containers–1.36%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	4,578,000	4,575,675
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(b)	1,257,000	1,278,062
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	6,917,000	7,007,779
		12,861,516
Movies & Entertainment–0.05%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	603,000	439,795
Multi-line Insurance–0.74%
Acrisure LLC/Acrisure Finance, Inc.,
8.50%, 06/15/2029(b)	2,307,000	2,397,412
7.50%, 11/06/2030(b)	4,476,000	4,597,823
		6,995,235
Office REITs–0.48%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	4,817,000	4,582,103
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Drilling–3.85%
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(b)	$6,626,000	$6,682,248
8.63%, 03/15/2029(b)	2,279,000	2,398,094
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	6,860,000	7,125,462
Transocean, Inc.,
8.25%, 05/15/2029(b)	2,368,000	2,401,259
8.75%, 02/15/2030(b)	4,329,050	4,576,633
8.50%, 05/15/2031(b)	6,688,000	6,791,851
Valaris Ltd., 8.38%, 04/30/2030(b)	6,317,000	6,595,573
		36,571,120
Oil & Gas Exploration & Production–0.96%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	4,407,000	4,471,179
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 02/01/2031(b)	2,498,000	2,475,697
6.25%, 04/15/2032(b)	1,991,000	1,985,458
8.38%, 11/01/2033(b)	147,000	161,113
		9,093,447
Oil & Gas Refining & Marketing–0.71%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	6,593,000	6,723,013
Oil & Gas Storage & Transportation–8.31%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 07/15/2029(b)	1,616,000	1,681,910
7.25%, 07/15/2032(b)	2,825,000	2,964,917
EQM Midstream Partners L.P., 6.50%, 07/15/2048	8,902,000	9,200,377
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 02/01/2028	3,589,000	3,655,386
8.88%, 04/15/2030	3,762,000	3,996,000
7.88%, 05/15/2032	5,847,000	6,003,881
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	4,478,000	4,639,307
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	4,124,000	4,518,217
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	1,553,000	1,345,591
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	2,029,000	2,076,728
8.38%, 02/15/2032(b)	4,189,000	4,314,888
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	4,595,000	4,747,269
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	4,535,000	4,746,354
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	6,258,000	6,401,765
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Venture Global LNG, Inc.,
8.13%, 06/01/2028(b)	$3,925,000	$4,113,369
9.50%, 02/01/2029(b)	1,858,000	2,095,014
7.00%, 01/15/2030(b)	4,753,000	4,862,999
9.88%, 02/01/2032(b)	6,730,000	7,481,236
		78,845,208
Other Specialty Retail–1.45%
Bath & Body Works, Inc., 6.75%, 07/01/2036	4,615,000	4,731,446
Michaels Cos., Inc. (The),
5.25%, 05/01/2028(b)	440,000	345,932
7.88%, 05/01/2029(b)	879,000	523,374
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	6,896,000	6,802,246
Staples, Inc., 10.75%, 09/01/2029(b)	1,414,000	1,333,621
		13,736,619
Packaged Foods & Meats–0.04%
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	428,000	427,350
Paper & Plastic Packaging Products & Materials–0.13%
LABL, Inc.,
10.50%, 07/15/2027(b)	850,000	840,401
8.25%, 11/01/2029(b)	486,000	433,761
		1,274,162
Passenger Airlines–1.54%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	14,406,000	14,134,729
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 04/15/2029(b)	470,000	478,785
		14,613,514
Passenger Ground Transportation–0.05%
Hertz Corp. (The), 12.63%, 07/15/2029(b)	435,000	463,727
Pharmaceuticals–0.60%
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	2,453,000	2,364,079
5.75%, 08/15/2027(b)	1,309,000	1,061,717
4.88%, 06/01/2028(b)	1,226,000	917,250
6.25%, 02/15/2029(b)	897,000	476,531
5.25%, 01/30/2030(b)	1,771,000	887,767
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(g)	3,499,000	0
		5,707,344
Rail Transportation–0.05%
Brightline East LLC, 11.00%, 01/31/2030(b)	500,000	456,463
Real Estate Development–0.10%
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	935,000	997,825
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco High Yield Fund

	Principal Amount	Value
Real Estate Services–0.05%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)	$550,000	$488,056
Reinsurance–0.49%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	4,930,000	4,634,558
Research & Consulting Services–0.50%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	4,820,000	4,776,663
Restaurants–0.13%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	1,383,000	1,245,389
Security & Alarm Services–0.20%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	2,104,000	1,874,508
Single-Family Residential REITs–0.47%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	4,393,000	4,428,825
Specialized Consumer Services–2.52%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(b)	6,710,000	6,991,418
Carriage Services, Inc., 4.25%, 05/15/2029(b)	17,764,000	16,420,043
Sotheby’s, 7.38%, 10/15/2027(b)	500,000	479,973
		23,891,434
Specialized Finance–0.23%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	2,085,000	2,226,350
Specialty Chemicals–0.24%
Calderys Financing LLC (France), 11.25%, 06/01/2028(b)	425,000	461,346
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	1,465,000	1,377,388
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	502,000	465,937
		2,304,671
Steel–0.74%
Cleveland-Cliffs, Inc.,
7.00%, 03/15/2032(b)	4,225,000	4,248,261
6.25%, 10/01/2040	3,107,000	2,739,840
		6,988,101
Systems Software–0.10%
McAfee Corp., 7.38%, 02/15/2030(b)	953,000	914,997
Technology Hardware, Storage & Peripherals–0.47%
Seagate HDD Cayman, 9.63%, 12/01/2032	3,892,000	4,490,819
Tires & Rubber–0.04%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	420,000	419,290
	Principal Amount	Value
Trading Companies & Distributors–3.96%
Air Lease Corp., Series B, 4.65%(d)(e)	$4,755,000	$4,596,109
Aircastle Ltd., 5.25%(b)(d)(e)	9,977,000	9,827,378
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	4,882,000	4,699,329
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)	4,550,000	4,524,763
7.88%, 12/01/2030(b)	8,614,000	9,252,418
7.00%, 06/15/2032(b)	4,512,000	4,723,279
		37,623,276
Wireless Telecommunication Services–1.44%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	5,317,000	4,671,126
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	9,988,000	8,992,830
		13,663,956
Total U.S. Dollar Denominated Bonds & Notes (Cost $794,841,639)		811,651,273
Variable Rate Senior Loan Interests–8.17%(h)(i)
Advertising–0.39%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.36% (1 mo. Term SOFR + 4.00%), 08/23/2028	3,735,863	3,730,259
Apparel Retail–0.47%
Victoria’s Secret & Co., First Lien Term Loan, 8.85%, 08/02/2028	4,483,069	4,484,929
Cable & Satellite–0.21%
CSC Holdings LLC, Term Loan, 7.95% (1 mo. Term SOFR + 2.50%), 04/15/2027	2,393,734	2,023,902
Casinos & Gaming–0.49%
Scientific Games Lottery, Term Loan B, 8.32% (3 mo. Term SOFR + 3.00%), 04/04/2029	4,636,195	4,623,469
Commodity Chemicals–0.22%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 9.11% (1 mo. Term SOFR + 3.86%), 04/20/2028	2,109,520	2,107,758
Health Care Services–0.14%
Concentra Health Services, Term Loan B, 7.50% (1 mo. Term SOFR + 2.25%), 07/26/2031(g)	1,350,000	1,356,750
Health Care Supplies–0.81%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B, 8.00% (1 mo. Term SOFR + 2.75%), 10/23/2028	7,668,731	7,696,454
Hotels, Resorts & Cruise Lines–0.92%
Carnival Corp., Term Loan B, 8.00% (1 mo. Term SOFR + 2.75%), 10/18/2028	4,075,200	4,094,109
IRB Holding Corp., Term Loan B, 8.10% (1 mo. Term SOFR + 2.85%), 12/15/2027	4,636,350	4,646,249
		8,740,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco High Yield Fund

	Principal Amount		Value
Integrated Telecommunication Services–0.08%
CommScope, Inc., Term Loan, 8.61% (1 mo. SOFR + 3.36%), 04/06/2026 (Acquired 08/28/2024; Cost $736,313)		$770,000	$734,387
Life Sciences Tools & Services–0.56%
Syneos Health, Inc., Term Loan B, 9.08% (3 mo. SOFR + 3.75%), 09/27/2030		5,324,655	5,303,170
Oil & Gas Exploration & Production–0.50%
Prairie ECI Acquiror L.P., Term Loan B-2, 10.00% (1 mo. Term SOFR + 4.75%), 08/01/2029		4,733,137	4,742,012
Passenger Ground Transportation–0.34%
Uber Technologies, Inc., Term Loan B, 8.09% (3 mo. Term SOFR + 2.75%), 03/03/2030		3,189,706	3,207,106
Pharmaceuticals–0.48%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan B, 9.78% (3 mo. Term SOFR + 4.50%), 04/23/2031		4,525,000	4,523,869
Real Estate Development–0.95%
DTZ U.S. Borrower LLC, Term Loan B, 9.00% (1 mo. Term SOFR + 3.75%), 01/31/2030(g)		5,313,682	5,340,251
Greystar Real Estate Partners LLC, Term Loan B, 8.06% (1 mo. Term SOFR + 2.75%), 08/21/2030		3,617,113	3,630,677
			8,970,928
Research & Consulting Services–0.49%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.03% (1 mo. SOFR + 2.75%), 01/18/2029		4,628,174	4,641,179
Systems Software–0.56%
Camelot Finance L.P., Term Loan, 8.00% (1 mo. Term SOFR + 2.75%), 01/31/2031		5,336,625	5,347,298
Trading Companies & Distributors–0.56%
Jane Street Group LLC, Term Loan, 7.86% (1 mo. SOFR + 2.61%), 01/26/2028		5,347,294	5,357,988
Total Variable Rate Senior Loan Interests (Cost $77,217,103)			77,591,816
Non-U.S. Dollar Denominated Bonds & Notes–2.39%(j)
Broadline Retail–0.00%
Americanas S.A. (Brazil), 8.35%, 07/26/2029(g)	BRL	8,205	0
Casinos & Gaming–0.07%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(c)	EUR	1,221,035	625,736
Diversified Banks–1.41%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%(b)(d)(e)	EUR	4,000,000	4,457,387
	Principal Amount		Value
Diversified Banks–(continued)
Cooperatieve Rabobank U.A. (Netherlands), 4.38%(b)(d)(e)	EUR	4,200,000	$4,521,900
Lloyds Banking Group PLC (United Kingdom), 4.95%(b)(d)(e)	EUR	3,988,000	4,400,207
			13,379,494
Diversified Capital Markets–0.51%
Deutsche Bank AG (Germany), 10.00%(b)(d)(e)	EUR	4,000,000	4,849,668
Health Care REITs–0.40%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	3,583,000	3,835,273
Paper & Plastic Packaging Products & Materials–0.00%
Mossi & Ghisolfi Finance Luxembourg S.A. (Brazil), 9.38% (3 mo. EURIBOR + 5.63%)(e)(g)(k)(l)	EUR	4,100,000	0
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $22,149,003)			22,690,171
	Shares
Common Stocks & Other Equity Interests–0.40%
Advertising–0.01%
Clear Channel Outdoor Holdings, Inc.(m)		70,000	105,000
Broadline Retail–0.01%
Americanas S.A. (Brazil)(m)		41,299	42,282
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(g)(m)		1,376,651	0
			42,282
Casinos & Gaming–0.05%
Caesars Entertainment, Inc.(m)(n)		13,000	489,320
Communications Equipment–0.03%
CommScope Holding Co., Inc.(m)		75,000	289,500
Food Retail–0.01%
Casino Guichard-Perrachon S.A. (France)(m)		28,014	108,595
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(m)		1,495,460	1,653
			110,248
Leisure Products–0.00%
HF Holdings, Inc.(g)		36,820	0
Pharmaceuticals–0.25%
Endo, Inc.(m)		85,952	2,380,870
Research & Consulting Services–0.04%
Clarivate PLC(m)		50,000	343,000
Total Common Stocks & Other Equity Interests (Cost $9,989,318)			3,760,220
Money Market Funds–2.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(o)(p)		6,639,788	6,639,788
Invesco Treasury Portfolio, Institutional Class, 5.15%(o)(p)		12,329,826	12,329,826
Total Money Market Funds (Cost $18,969,614)			18,969,614
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco High Yield Fund

Shares		Value

Options Purchased–0.04%
(Cost $679,264)(q)		$394,328
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.53% (Cost $923,845,941)		935,057,422
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.05%
Invesco Private Government Fund, 5.28%(o)(p)(r)	136,156	136,156
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.46%(o)(p)(r)	354,143	$354,285
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $490,441)		490,441
TOTAL INVESTMENTS IN SECURITIES–98.58% (Cost $924,336,382)		935,547,863
OTHER ASSETS LESS LIABILITIES—1.42%		13,459,779
NET ASSETS–100.00%		$949,007,642
Investment Abbreviations:
BRL	– Brazilian Real
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
PIK	– Pay-in-Kind
SOFR	– Secured Overnight Financing Rate
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $694,994,645, which represented 73.23% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(i)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at August 31, 2024 represented less than 1% of the Fund’s Net Assets.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(m)	Non-income producing security.
(n)	All or a portion of this security was out on loan at August 31, 2024.
(o)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,365,491	$99,966,051	$(107,691,754)	$-	$-	$6,639,788	$210,318
Invesco Liquid Assets Portfolio, Institutional Class	10,260,756	55,602,837	(65,862,694)	309	(1,208)	-	117,419
Invesco Treasury Portfolio, Institutional Class	16,417,704	135,340,919	(139,428,797)	-	-	12,329,826	274,145
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	22,684,448	(22,548,292)	-	-	136,156	26,467*
Invesco Private Prime Fund	-	46,314,048	(45,961,125)	-	1,362	354,285	70,994*
Total	$41,043,951	$359,908,303	$(381,492,662)	$309	$154	$19,460,055	$699,343

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco High Yield Fund

(p)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(q)	The table below details options purchased.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Carnival Corp. Option	Call	01/17/2025	555	USD	21.00	USD	1,165,500	$29,693
Frontier Communications Parent, Inc.	Call	01/17/2025	284	USD	30.00	USD	852,000	73,840
iShares Russell 2000 ETF	Call	01/17/2025	149	USD	230.00	USD	3,427,000	115,549
Norwegian Cruise Line Holdings Ltd.	Call	06/20/2025	349	USD	22.00	USD	767,800	55,666
Vertiv Holdings Co.	Call	06/20/2025	65	USD	115.00	USD	747,500	50,700
Vistra Corp.	Call	04/17/2025	84	USD	100.00	USD	840,000	68,880
Total Open Exchange-Traded Equity Options Purchased								$394,328

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/25/2024	Deutsche Bank AG	EUR	8,546,000	USD	9,491,070	$9,359
Currency Risk
11/25/2024	State Street Bank & Trust Co.	EUR	8,864,000	USD	9,753,101	(81,428)
Total Forward Foreign Currency Contracts						$(72,069)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 42, Version 1	Sell	5.00%	Quarterly	06/20/2029	3.234%	USD	30,000,000	$1,679,461	$2,140,320	$460,859

(a)	Centrally cleared swap agreements collateralized by $2,344,805 cash held with Merrill Lynch International.
(b)	Implied credit spreads represent the current level, as of August 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
ETF	—Exchange-Traded Fund
EUR	—Euro
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco High Yield Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $904,876,327)*	$916,087,808
Investments in affiliated money market funds, at value (Cost $19,460,055)	19,460,055
Other investments:
Variation margin receivable—centrally cleared swap agreements	2,664,565
Unrealized appreciation on forward foreign currency contracts outstanding	9,359
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	2,344,805
Cash collateral — OTC Derivatives	350,025
Cash	1,468,826
Foreign currencies, at value (Cost $127,709)	130,480
Receivable for:
Investments sold	4,851,387
Fund shares sold	306,168
Dividends	120,541
Interest	14,757,249
Investment for trustee deferred compensation and retirement plans	282,044
Other assets	92,375
Total assets	962,925,687
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	81,428
Payable for:
Investments purchased	11,135,578
Dividends	948,035
Fund shares reacquired	443,136
Collateral upon return of securities loaned	490,441
Accrued fees to affiliates	388,281
Accrued trustees’ and officers’ fees and benefits	948
Accrued other operating expenses	97,863
Trustee deferred compensation and retirement plans	332,335
Total liabilities	13,918,045
Net assets applicable to shares outstanding	$949,007,642
Net assets consist of:
Shares of beneficial interest	$1,251,427,681
Distributable earnings (loss)	(302,420,039)
$949,007,642
Net Assets:
Class A	$579,264,767
Class C	$16,666,497
Class Y	$83,436,766
Investor Class	$63,953,830
Class R5	$17,170,843
Class R6	$188,514,939
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	162,173,270
Class C	4,674,747
Class Y	23,316,482
Investor Class	17,919,840
Class R5	4,821,298
Class R6	52,807,063
Class A:
Net asset value per share	$3.57
Maximum offering price per share (Net asset value of $3.57 ÷ 95.75%)	$3.73
Class C:
Net asset value and offering price per share	$3.57
Class Y:
Net asset value and offering price per share	$3.58
Investor Class:
Net asset value and offering price per share	$3.57
Class R5:
Net asset value and offering price per share	$3.56
Class R6:
Net asset value and offering price per share	$3.57

*	At August 31, 2024, security with a value of $484,427 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco High Yield Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $2)	$33,944,649
Dividends	97,343
Dividends from affiliated money market funds (includes net securities lending income of $11,227)	613,109
Total investment income	34,655,101
Expenses:
Advisory fees	2,562,991
Administrative services fees	73,121
Custodian fees	13,462
Distribution fees:
Class A	710,821
Class C	83,809
Investor Class	72,375
Transfer agent fees — A, C, Y and Investor	559,790
Transfer agent fees — R5	8,463
Transfer agent fees — R6	32,495
Trustees’ and officers’ fees and benefits	17,080
Registration and filing fees	69,769
Reports to shareholders	39,566
Professional services fees	36,048
Other	19,300
Total expenses	4,299,090
Less: Fees waived and/or expense offset arrangement(s)	(25,137)
Net expenses	4,273,953
Net investment income	30,381,148
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	475,163
Affiliated investment securities	154
Foreign currencies	113,564
Forward foreign currency contracts	(213,024)
Futures contracts	(99,588)
Option contracts written	51,534
Swap agreements	2,823,847
3,151,650
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	20,103,870
Affiliated investment securities	309
Foreign currencies	25,039
Forward foreign currency contracts	26,534
Option contracts written	(48,115)
Swap agreements	(1,120,915)
18,986,722
Net realized and unrealized gain	22,138,372
Net increase in net assets resulting from operations	$52,519,520
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco High Yield Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$30,381,148	$68,019,560
Net realized gain (loss)	3,151,650	(46,037,240)
Change in net unrealized appreciation	18,986,722	68,278,816
Net increase in net assets resulting from operations	52,519,520	90,261,136
Distributions to shareholders from distributable earnings:
Class A	(18,559,109)	(35,758,954)
Class C	(484,598)	(956,367)
Class Y	(2,607,752)	(3,392,607)
Investor Class	(1,895,018)	(3,696,509)
Class R5	(576,852)	(1,194,570)
Class R6	(7,049,625)	(23,777,880)
Total distributions from distributable earnings	(31,172,954)	(68,776,887)
Share transactions–net:
Class A	1,212,850	(1,167,925)
Class C	(548,640)	(393,802)
Class Y	13,668,853	24,009,738
Investor Class	6,349,713	(3,604,388)
Class R5	403,787	(2,880,331)
Class R6	(177,056,505)	280,681,514
Net increase (decrease) in net assets resulting from share transactions	(155,969,942)	296,644,806
Net increase (decrease) in net assets	(134,623,376)	318,129,055
Net assets:
Beginning of period	1,083,631,018	765,501,963
End of period	$949,007,642	$1,083,631,018
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco High Yield Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$3.49	$0.11	$0.09	$0.20	$(0.12)	$—	$(0.12)	$3.57	5.70%	$579,265	1.01%(d)	1.01%(d)	6.33%(d)	72%
Year ended 02/29/24	3.43	0.22	0.06	0.28	(0.22)	—	(0.22)	3.49	8.54	565,075	1.03	1.03	6.45	148
Year ended 02/28/23	3.81	0.17	(0.38)	(0.21)	(0.17)	—	(0.17)	3.43	(5.36)	556,275	1.03	1.03	4.94	87
Year ended 02/28/22	3.97	0.15	(0.13)	0.02	(0.18)	—	(0.18)	3.81	0.36	640,948	1.03	1.03	3.90	88
Year ended 02/28/21	3.96	0.19	0.05	0.24	(0.22)	(0.01)	(0.23)	3.97	6.59	657,549	1.07	1.07	4.89	101
Year ended 02/29/20	4.05	0.21	(0.07)	0.14	(0.23)	—	(0.23)	3.96	3.53	663,578	1.01	1.02	5.09	62
Class C
Six months ended 08/31/24	3.49	0.10	0.08	0.18	(0.10)	—	(0.10)	3.57	5.31	16,666	1.76(d)	1.76(d)	5.58(d)	72
Year ended 02/29/24	3.42	0.20	0.07	0.27	(0.20)	—	(0.20)	3.49	8.05	16,838	1.78	1.78	5.70	148
Year ended 02/28/23	3.80	0.15	(0.38)	(0.23)	(0.15)	—	(0.15)	3.42	(6.10)	16,924	1.78	1.78	4.19	87
Year ended 02/28/22	3.96	0.12	(0.13)	(0.01)	(0.15)	—	(0.15)	3.80	(0.40)	22,626	1.78	1.78	3.15	88
Year ended 02/28/21	3.95	0.16	0.05	0.21	(0.19)	(0.01)	(0.20)	3.96	5.79	26,860	1.82	1.82	4.14	101
Year ended 02/29/20	4.04	0.18	(0.07)	0.11	(0.20)	—	(0.20)	3.95	2.75	35,743	1.76	1.77	4.34	62
Class Y
Six months ended 08/31/24	3.50	0.12	0.08	0.20	(0.12)	—	(0.12)	3.58	5.82	83,437	0.76(d)	0.76(d)	6.58(d)	72
Year ended 02/29/24	3.44	0.23	0.06	0.29	(0.23)	—	(0.23)	3.50	8.81	67,978	0.78	0.78	6.70	148
Year ended 02/28/23	3.82	0.18	(0.38)	(0.20)	(0.18)	—	(0.18)	3.44	(5.09)	42,874	0.78	0.78	5.19	87
Year ended 02/28/22	3.98	0.16	(0.13)	0.03	(0.19)	—	(0.19)	3.82	0.63	45,483	0.78	0.78	4.15	88
Year ended 02/28/21	3.97	0.19	0.06	0.25	(0.23)	(0.01)	(0.24)	3.98	6.85	51,180	0.82	0.82	5.14	101
Year ended 02/29/20	4.07	0.22	(0.08)	0.14	(0.24)	—	(0.24)	3.97	3.54	61,065	0.76	0.77	5.34	62
Investor Class
Six months ended 08/31/24	3.49	0.11	0.09	0.20	(0.12)	—	(0.12)	3.57	5.70	63,954	1.01(d)	1.01(d)	6.33(d)	72
Year ended 02/29/24	3.43	0.22	0.06	0.28	(0.22)	—	(0.22)	3.49	8.54	56,267	1.03	1.03	6.45	148
Year ended 02/28/23	3.81	0.17	(0.38)	(0.21)	(0.17)	—	(0.17)	3.43	(5.37)	58,755	1.03	1.03	4.94	87
Year ended 02/28/22	3.97	0.15	(0.13)	0.02	(0.18)	—	(0.18)	3.81	0.36	68,375	1.03	1.03	3.90	88
Year ended 02/28/21	3.96	0.18	0.06	0.24	(0.22)	(0.01)	(0.23)	3.97	6.59	74,887	1.07	1.07	4.89	101
Year ended 02/29/20	4.05	0.21	(0.07)	0.14	(0.23)	—	(0.23)	3.96	3.53	80,043	1.01	1.02	5.09	62
Class R5
Six months ended 08/31/24	3.48	0.12	0.08	0.20	(0.12)	—	(0.12)	3.56	5.86	17,171	0.70(d)	0.70(d)	6.64(d)	72
Year ended 02/29/24	3.42	0.23	0.06	0.29	(0.23)	—	(0.23)	3.48	8.87	16,389	0.71	0.71	6.77	148
Year ended 02/28/23	3.80	0.18	(0.37)	(0.19)	(0.19)	—	(0.19)	3.42	(5.08)	18,972	0.71	0.71	5.26	87
Year ended 02/28/22	3.96	0.17	(0.14)	0.03	(0.19)	—	(0.19)	3.80	0.67	27,997	0.72	0.72	4.21	88
Year ended 02/28/21	3.94	0.20	0.06	0.26	(0.23)	(0.01)	(0.24)	3.96	7.21	38,676	0.74	0.74	5.22	101
Year ended 02/29/20	4.04	0.22	(0.07)	0.15	(0.25)	—	(0.25)	3.94	3.75	55,520	0.68	0.69	5.42	62
Class R6
Six months ended 08/31/24	3.49	0.12	0.08	0.20	(0.12)	—	(0.12)	3.57	5.89	188,515	0.63(d)	0.63(d)	6.71(d)	72
Year ended 02/29/24	3.43	0.23	0.07	0.30	(0.24)	—	(0.24)	3.49	8.95	361,083	0.64	0.64	6.84	148
Year ended 02/28/23	3.81	0.19	(0.38)	(0.19)	(0.19)	—	(0.19)	3.43	(5.00)	71,702	0.64	0.64	5.33	87
Year ended 02/28/22	3.97	0.17	(0.14)	0.03	(0.19)	—	(0.19)	3.81	0.75	80,390	0.64	0.64	4.29	88
Year ended 02/28/21	3.95	0.20	0.07	0.27	(0.24)	(0.01)	(0.25)	3.97	7.29	83,282	0.65	0.65	5.31	101
Year ended 02/29/20	4.05	0.22	(0.07)	0.15	(0.25)	—	(0.25)	3.95	3.70	190,003	0.59	0.60	5.51	62

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco High Yield Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco High Yield Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
15	Invesco High Yield Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment
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of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended August 31, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Call Options Purchased and Written – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
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When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
M.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
N.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such
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risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2024, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
O.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
P.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.	Other Risks - Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Effective July 1, 2024, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.550%
Next $500 million	0.500%
Next $4 billion	0.450%
Over $5 billion	0.430%
Prior to July 1, 2024, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.550%
Next $500 million	0.500%
Over $1 billion	0.450%
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.54%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the
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Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2024, the Adviser waived advisory fees of $11,400.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $25,742 in front-end sales commissions from the sale of Class A shares and $6,668 and $157 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$811,651,273	$0	$811,651,273
Variable Rate Senior Loan Interests	—	70,894,815	6,697,001	77,591,816
Non-U.S. Dollar Denominated Bonds & Notes	—	22,690,171	0	22,690,171
Common Stocks & Other Equity Interests	1,270,755	2,489,465	0	3,760,220
Money Market Funds	18,969,614	490,441	—	19,460,055
Options Purchased	394,328	—	—	394,328
Total Investments in Securities	20,634,697	908,216,165	6,697,001	935,547,863
Other Investments - Assets*
Forward Foreign Currency Contracts	—	9,359	—	9,359
Swap Agreements	—	460,859	—	460,859
	—	470,218	—	470,218
20	Invesco High Yield Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Forward Foreign Currency Contracts	$—	$(81,428)	$—	$(81,428)
Total Other Investments	—	388,790	—	388,790
Total Investments	$20,634,697	$908,604,955	$6,697,001	$935,936,653

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2024:
	Value
Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Total
Unrealized appreciation on swap agreements — Centrally Cleared	$460,859	$—	$—	$460,859
Unrealized appreciation on forward foreign currency contracts outstanding	—	9,359	—	9,359
Options purchased, at value — Exchange-Traded(a)	—	—	394,328	394,328
Total Derivative Assets	460,859	9,359	394,328	864,546
Derivatives not subject to master netting agreements	(460,859)	—	(394,328)	(855,187)
Total Derivative Assets subject to master netting agreements	$—	$9,359	$—	$9,359

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(81,428)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(81,428)

(a)	Options purchased, at value as reported in the Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2024.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Deutsche Bank AG	$9,359	$−	$9,359	$—	$—	$9,359
State Street Bank & Trust Co.	−	(81,428)	(81,428)	—	—	(81,428)
Total	$9,359	$(81,428)	$(72,069)	$—	$—	$(72,069)
Effect of Derivative Investments for the six months ended August 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(213,024)	$-	$-	$(213,024)
Futures contracts	-	-	-	(99,588)	(99,588)
Options purchased(a)	-	-	(99,254)	-	(99,254)
Options written	-	-	51,534	-	51,534
Swap agreements	2,823,847	-	-	-	2,823,847
21	Invesco High Yield Fund

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$-	$26,534	$-	$-	$26,534
Options purchased(a)	-	-	40,146	-	40,146
Options written	-	-	(48,115)	-	(48,115)
Swap agreements	(1,120,915)	-	-	-	(1,120,915)
Total	$1,702,932	$(186,490)	$(55,689)	$(99,588)	$1,361,165

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Equity Options Purchased	Equity Options Written	Swap Agreements
Average notional value	$41,496,138	$36,152,138	$6,846,517	$202,400	$42,020,000
Average contracts	—	—	1,064	46	—
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $13,737.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$71,711,248	$247,805,009	$319,516,257
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $653,940,544 and $822,297,197, respectively. As of August 31, 2024, the aggregate cost of
22	Invesco High Yield Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$23,043,755
Aggregate unrealized (depreciation) of investments	(13,676,189)
Net unrealized appreciation of investments	$9,367,566
Cost of investments for tax purposes is $926,569,087.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	26,005,284	$91,301,357	47,604,090	$164,033,306
Class C	535,842	1,879,204	1,669,494	5,735,103
Class Y	8,979,431	31,535,756	14,401,369	49,664,318
Investor Class	12,386,284	43,475,089	14,345,415	49,190,646
Class R5	565,497	1,977,911	896,031	3,059,705
Class R6	3,154,820	11,050,735	95,123,643	323,697,108
Issued as reinvestment of dividends:
Class A	4,012,375	14,095,843	7,782,131	26,817,376
Class C	101,157	354,662	195,459	672,336
Class Y	610,572	2,149,855	732,387	2,533,380
Investor Class	454,322	1,594,612	896,100	3,083,896
Class R5	164,115	574,598	347,076	1,190,369
Class R6	1,929,044	6,769,154	6,682,001	22,994,075
Automatic conversion of Class C shares to Class A shares:
Class A	291,023	1,025,056	441,318	1,517,831
Class C	(291,506)	(1,025,056)	(442,365)	(1,517,831)
Reacquired:
Class A	(29,955,981)	(105,209,406)	(56,205,236)	(193,536,438)
Class C	(501,864)	(1,757,450)	(1,536,464)	(5,283,410)
Class Y	(5,707,420)	(20,016,758)	(8,174,574)	(28,187,960)
Investor Class	(11,044,057)	(38,719,988)	(16,265,236)	(55,878,930)
Class R5	(616,483)	(2,148,722)	(2,086,902)	(7,130,405)
Class R6	(55,768,955)	(194,876,394)	(19,238,592)	(66,009,669)
Net increase (decrease) in share activity	(44,696,500)	$(155,969,942)	87,167,145	$296,644,806

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 4% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
23	Invesco High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco High Yield Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund underwent a change in portfolio management and
24	Invesco High Yield Fund

investment process in 2020. The Board considered that, during 2023, the Fund maintained a defensive position relative to the benchmark and that such positioning detracted from Fund performance.  The Board also considered that the Fund’s distressed holdings detracted from 2023 performance, and that the Fund’s performance in 2020 continued to negatively impact the Fund’s long-term peer rankings.  The Board noted information provided by management indicating enhancements being implemented by the portfolio management team to address such underperformance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was amended effective July 1, 2024 to add an additional breakpoint for assets over $5 billion. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s total expense ratio relative to peer funds. The independent Trustees met and discussed those responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such
Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.   Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco
25	Invesco High Yield Fund

Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
26	Invesco High Yield Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
27	Invesco High Yield Fund

SEC file number(s): 811-05686 and 033-39519	Invesco Distributors, Inc.	HYI-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Income Fund
Nasdaq:
A: AGOVX ■ C: AGVCX ■ R: AGVRX ■ Y: AGVYX ■ Investor: AGIVX ■ R5: AGOIX ■ R6: AGVSX

2	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
17	Approval of Investment Advisory and Sub-Advisory Contracts
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–80.24%
AMSR Trust,
Series 2021-SFR4, Class D, 2.77%, 12/17/2038(a)	$1,500,000	$1,394,205
Series 2023-SFR2, Class C, 3.95%, 06/17/2040(a)	4,000,000	3,780,050
Angel Oak Mortgage Trust,
Series 2022-2, Class M1, 4.12%, 01/25/2067(a)(b)	5,893,000	4,830,513
Series 2024-2, Class A1, 5.99%, 01/25/2069(a)(b)	1,838,147	1,852,640
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2023-1A, Class B, 6.08%, 04/20/2029(a)	2,000,000	2,057,820
Series 2023-4A, Class C, 7.24%, 06/20/2029(a)	3,000,000	3,160,947
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.87%, 09/15/2048(c)	13,598,677	62,085
Bank,
Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	4,302,000	4,103,109
Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	3,316,161
Series 2019-BN16, Class AS, 4.27%, 02/15/2052	2,639,000	2,531,032
Series 2021-BN31, Class A1, 0.46%, 02/15/2054	18,170	17,789
BBCMS Mortgage Trust,
Series 2018-C2, Class C, 5.13%, 12/15/2051(b)	2,500,000	2,262,881
Series 2022-C15, Class AS, 3.75%, 04/15/2055(b)	800,000	705,592
Series 2023-C22, Class AS, 7.36%, 11/15/2056(b)	3,000,000	3,452,335
Series 2024-C24, Class AS, 5.87%, 02/15/2057	2,000,000	2,114,735
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 4.92%, 01/25/2035(b)	207,099	199,535
Benchmark Mortgage Trust,
Series 2021-B28, Class AS, 2.43%, 08/15/2054	3,200,000	2,637,226
Series 2022-B37, Class AS, 5.94%, 11/15/2055(b)	4,000,000	4,151,542
Series 2023-B40, Class AS, 6.59%, 12/15/2056	2,000,000	2,186,058
Series 2023-V3, Class AS, 7.10%, 07/15/2056(b)	4,000,000	4,229,660
Series 2024-V5, Class AM, 6.42%, 01/10/2057(b)	1,900,000	1,982,457
BMO Mortgage Trust, Series 2024-5C4, Class A3, 6.53%, 05/15/2057(b)	1,066,000	1,139,020
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 6.40% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)(d)	1,300,000	1,280,067
Principal Amount		Value
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(b)	$4,517,000	$1,178,229
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(b)	857,097	779,171
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(b)	1,228,792	1,115,938
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(a)(b)	3,301,885	3,321,359
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class AS, 4.41%, 06/10/2051(b)	3,000,000	2,902,948
Citigroup Mortgage Loan Trust, Series 2024-1, Class A4A, 6.00%, 07/25/2054(a)(b)	1,109,300	1,108,052
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/2065(a)(b)	291,772	281,285
Commonbond Student Loan Trust, Series 2020-1, Class A, 1.69%, 10/25/2051(a)	1,998,080	1,744,509
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class M1, 4.98%, 05/25/2067(a)(b)	4,000,000	3,714,333
Series 2022-ATH3, Class A3, 6.57%, 08/25/2067(a)(b)	3,345,375	3,349,067
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 4.08%, 01/15/2049(a)(b)	3,000,000	2,026,616
Series 2018-CX11, Class A4, 3.77%, 04/15/2051	530,000	518,251
Series 2018-CX11, Class A5, 4.03%, 04/15/2051(b)	550,000	537,471
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051(a)	1,108,650	955,926
Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 5.00%, 08/25/2067(a)(b)	3,325,233	3,347,847
ELM Trust, Series 2024-ELM, Class A10, 5.99%, 06/10/2039(a)(b)	1,200,000	1,213,982
Empower CLO Ltd., Series 2022-1A, Class A1, 7.48% (3 mo. Term SOFR + 2.20%), 10/20/2034(a)(d)	2,500,000	2,507,587
FIVE Mortgage Trust, Series 2023-V1, Class XA, IO, 0.89%, 02/10/2056(c)	55,999,140	1,132,263
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.42%, 09/25/2048(a)(b)	1,445,619	1,348,587
Series 2018-5, Class B2, 4.42%, 09/25/2048(a)(b)	1,732,191	1,603,330
Series 2018-6RR, Class B2, 4.93%, 10/25/2048(a)(b)	2,546,237	2,471,220
Series 2018-6RR, Class B3, 4.93%, 10/25/2048(a)(b)	2,546,237	2,457,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Income Fund

Principal Amount		Value
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(a)	$4,000,000	$4,098,207
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(b)	5,480,000	4,845,637
GCAT Trust, Series 2023-NQM2, Class M1, 6.99%, 11/25/2067(a)(b)	2,781,000	2,850,110
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.32%, 05/10/2050(b)	2,774,000	2,156,989
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 06/25/2027(a)	2,500,000	2,520,558
Hertz Vehicle Financing LLC,
Series 2022-2A, Class B, 2.65%, 06/26/2028(a)	1,000,000	928,740
Series 2022-2A, Class C, 2.95%, 06/26/2028(a)	1,500,000	1,384,593
HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 6.88% (1 mo. Term SOFR + 1.54%), 05/15/2037(a)(d)	1,750,000	1,745,325
Homeward Opportunities Fund Trust,
Series 2022-1, Class M1, 5.08%, 07/25/2067(a)(b)	3,397,878	3,375,044
Series 2022-1, Class M1, 5.06%, 07/25/2067(a)(b)	2,878,000	2,782,913
HPEFS Equipment Trust,
Series 2023-2A, Class D, 6.97%, 07/21/2031(a)	1,500,000	1,544,417
Series 2024-1A, Class D, 5.82%, 11/20/2031(a)	2,500,000	2,548,813
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067(a)(b)	7,053,000	5,789,957
JP Morgan Mortgage Trust, Series 2024-5, Class A6, 6.00%, 11/25/2054(a)(b)	1,923,747	1,933,514
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	1,953,845	1,615,325
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53%, 06/15/2050	100,000	95,839
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A3, 7.53%, 09/25/2068(a)(b)	2,206,995	2,250,434
MSWF Commercial Mortgage Trust, Series 2023-1, Class A2, 6.45%, 05/15/2056	2,000,000	2,086,261
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 04/25/2029(a)	2,000,000	2,026,199
OBX Trust,
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(a)(b)	5,173,551	5,138,326
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)(b)	1,067,558	1,067,573
Series 2023-NQM1, Class A3, 6.50%, 11/25/2062(a)(b)	2,730,124	2,743,416
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(a)(b)	1,381,348	1,390,501
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 04/17/2038(a)	2,000,000	1,893,163
Principal Amount		Value
PRPM Trust, Series 2023-NQM3, Class A3, 6.98%, 11/25/2068(a)(b)	$2,704,447	$2,734,646
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(a)	2,992,500	3,184,222
Rad CLO 18 Ltd., Series 2023-18A, Class B, 7.85% (3 mo. Term SOFR + 2.55%), 04/15/2036(a)(d)	2,500,000	2,516,420
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)	3,276,000	3,097,402
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(a)	2,396,191	1,905,565
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(b)	2,310,883	2,255,873
SG Residential Mortgage Trust, Series 2022-1, Class M1, 3.97%, 03/27/2062(a)(b)	4,000,000	3,197,608
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(a)	2,016,000	1,948,689
Stack Infrastructure Issuer, LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	2,500,000	2,535,925
STAR Trust, Series 2022-SFR3, Class D, 7.89% (1 mo. Term SOFR + 2.55%), 05/17/2039(a)(d)	2,000,000	1,990,779
Subway Funding LLC, Series 2024-1A, Class A2I, 6.27%, 07/30/2054(a)	865,000	899,334
Taco Bell Funding LLC, Series 2021-1A, Class A23, 2.54%, 08/25/2051(a)	982,500	835,793
Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	2,129,529	2,102,576
Series 2021-1A, Class B, 2.52%, 02/20/2046(a)	1,862,884	1,703,891
Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	3,300,000	3,034,031
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(a)	4,000,000	3,981,318
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051(b)	4,633,000	4,388,198
Verus Securitization Trust,
Series 2022-INV2, Class A3, 6.79%, 10/25/2067(a)(b)	1,491,285	1,505,517
Series 2023-1, Class A3, 6.90%, 12/25/2067(a)(b)	1,746,432	1,761,226
Series 2023-INV2, Class A3, 7.08%, 08/25/2068(a)(b)	2,065,281	2,094,823
Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(b)	2,100,000	2,048,625
Voya CLO Ltd., Series 2014-1A, Class CR2, 8.34% (3 mo. Term SOFR + 3.06%), 04/18/2031(a)(d)	1,300,000	1,289,833
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class AS, 3.67%, 07/15/2050(b)	2,647,358	2,523,213
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	3,088,376
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Income Fund

Principal Amount		Value
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(a)	$1,117,216	$1,078,417
Series 2021-1A, Class A2II, 2.78%, 06/15/2051(a)	1,357,996	1,176,832
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	3,336,799	3,049,046
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(a)	565,000	586,972
Total Asset-Backed Securities (Cost $224,489,070)		214,390,376
U.S. Government Sponsored Agency Mortgage-Backed Securities–24.26%
Collateralized Mortgage Obligations–1.16%
Fannie Mae REMICs, IO, 2.50%, 08/25/2049(e)	12,449,254	1,507,793
Freddie Mac REMICs, IO, 2.50%, 09/25/2048(e)	13,719,710	1,591,885
		3,099,678
Federal Home Loan Mortgage Corp. (FHLMC)–4.23%
9.00%, 04/01/2025	465	465
9.50%, 04/01/2025	78	78
6.50%, 06/01/2029 to 08/01/2032	1,646	1,708
7.00%, 03/01/2032 to 05/01/2032	434	451
5.50%, 05/01/2053	6,565,320	6,634,459
6.00%, 06/01/2053	4,553,669	4,654,789
		11,291,950
Federal National Mortgage Association (FNMA)–3.50%
6.95%, 07/01/2025	2,216	2,207
6.50%, 01/01/2026 to 10/01/2036	2,067	2,140
7.00%, 06/01/2029	74	77
8.00%, 10/01/2029	9	9
6.00%, 06/01/2053	9,119,908	9,341,284
		9,345,717
Government National Mortgage Association (GNMA)–12.63%
8.00%, 12/15/2024 to 12/15/2030	147,595	154,655
6.95%, 07/20/2025 to 11/20/2026	10,900	10,897
7.00%, 01/15/2027 to 12/15/2036	184,148	185,886
6.50%, 10/15/2027 to 09/15/2032	292	296
8.50%, 01/15/2037	11,811	11,986
TBA, 4.50%, 09/01/2054(f)	7,430,000	7,279,368
5.00%, 09/01/2054(f)	13,550,000	13,527,505
5.50%, 09/01/2054(f)	12,500,000	12,583,920
		33,754,513
Uniform Mortgage-Backed Securities–2.74%
TBA, 4.00%, 09/01/2054(f)	7,730,000	7,335,914
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $64,691,901)		64,827,772
Principal Amount		Value

Agency Credit Risk Transfer Notes–5.50%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R07, Class 2M2, 8.60% (30 Day Average SOFR + 3.25%), 09/25/2043(a)(d)	$2,500,000	$2,603,835
Series 2023-R08, Class 1M2, 7.85% (30 Day Average SOFR + 2.50%), 10/25/2043(a)(d)	785,000	804,799
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 8.25% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(d)	3,000,000	3,110,148
Series 2022-DNA4, Class M1, STACR®, 8.70% (30 Day Average SOFR + 3.35%), 05/25/2042(a)(d)	1,000,000	1,050,433
Series 2022-DNA6, Class M1, STACR®, 9.05% (30 Day Average SOFR + 3.70%), 09/25/2042(a)(d)	2,250,000	2,394,990
Series 2023-DNA1, Class M1, STACR®, 8.45% (30 Day Average SOFR + 3.10%), 03/25/2043(a)(d)	3,000,000	3,160,560
Series 2023-HQA3, Class M2, STACR®, 8.70% (30 Day Average SOFR + 3.35%), 11/25/2043(a)(d)	1,500,000	1,577,848
Total Agency Credit Risk Transfer Notes (Cost $14,325,625)		14,702,613
U.S. Treasury Securities–2.41%
U.S. Treasury Bills–1.26%
5.27% - 5.28%, 09/05/2024(g)	1,520,000	1,519,128
4.78% - 4.80%, 01/30/2025(g)(h)	1,879,000	1,842,264
		3,361,392
U.S. Treasury Notes–1.15%
4.50%, 05/15/2027	1,250,000	1,271,362
4.63%, 04/30/2029	750,000	778,140
4.50%, 05/31/2029	1,000,000	1,033,203
		3,082,705
Total U.S. Treasury Securities (Cost $6,370,063)		6,444,097
Shares
Preferred Stocks–1.80%
Mortgage REITs–1.80%
Chimera Investment Corp., 7.75%, Series C, Pfd.(i)	26,638	615,338
PennyMac Mortgage Investment Trust, 8.00% (3 mo. USD LIBOR + 5.99%), Series B, Pfd.(d)	68,689	1,677,385
Redwood Trust, Inc., 10.00%, Pfd.(i)	100,000	2,519,000
Total Preferred Stocks (Cost $4,788,016)		4,811,723
Money Market Funds–0.58%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(j)(k)	933,095	933,095
Invesco Treasury Portfolio, Institutional Class, 5.15%(j)(k)	622,063	622,063
Total Money Market Funds (Cost $1,555,158)		1,555,158
TOTAL INVESTMENTS IN SECURITIES–114.79% (Cost $316,219,833)		306,731,739
OTHER ASSETS LESS LIABILITIES—(14.79)%		(39,527,504)
NET ASSETS–100.00%		$267,204,235
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Income Fund

Investment Abbreviations:
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $180,976,500, which represented 67.73% of the Fund’s Net Assets.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on August 31, 2024.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on August 31, 2024.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(e)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1L.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(i)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(j)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,451,992	$59,902,454	$(62,421,351)	$-	$-	$933,095	$94,510
Invesco Treasury Portfolio, Institutional Class	2,301,328	39,934,969	(41,614,234)	-	-	622,063	62,867
Total	$5,753,320	$99,837,423	$(104,035,585)	$-	$-	$1,555,158	$157,377

(k)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 2 Year Notes	45	December-2024	$(9,339,609)	$10,456	$10,456
U.S. Treasury 5 Year Notes	10	December-2024	(1,093,984)	3,337	3,337
U.S. Treasury 10 Year Notes	114	December-2024	(12,946,125)	70,112	70,112
U.S. Treasury 10 Year Ultra Notes	111	December-2024	(13,035,563)	98,619	98,619
U.S. Treasury Long Bonds	179	December-2024	(22,039,375)	275,091	275,091
U.S. Treasury Ultra Bonds	60	December-2024	(7,916,250)	56,124	56,124
Total Futures Contracts				$513,739	$513,739
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Income Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $314,664,675)	$305,176,581
Investments in affiliated money market funds, at value (Cost $1,555,158)	1,555,158
Other investments:
Variation margin receivable — futures contracts	279,309
Receivable for:
Fund shares sold	112,814
Dividends	42,337
Interest	1,189,014
Investment for trustee deferred compensation and retirement plans	179,795
Other assets	68,594
Total assets	308,603,602
Liabilities:
Payable for:
TBA sales commitment	40,819,767
Dividends	155,974
Fund shares reacquired	31,938
Accrued fees to affiliates	147,362
Accrued trustees’ and officers’ fees and benefits	725
Accrued other operating expenses	56,604
Trustee deferred compensation and retirement plans	186,997
Total liabilities	41,399,367
Net assets applicable to shares outstanding	$267,204,235
Net assets consist of:
Shares of beneficial interest	$374,943,750
Distributable earnings (loss)	(107,739,515)
$267,204,235
Net Assets:
Class A	$237,844,632
Class C	$4,597,304
Class R	$4,265,274
Class Y	$6,624,939
Investor Class	$13,417,586
Class R5	$388,943
Class R6	$65,557
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	34,193,664
Class C	660,512
Class R	612,797
Class Y	951,249
Investor Class	1,926,165
Class R5	55,878
Class R6	9,418
Class A:
Net asset value per share	$6.96
Maximum offering price per share (Net asset value of $6.96 ÷ 95.75%)	$7.27
Class C:
Net asset value and offering price per share	$6.96
Class R:
Net asset value and offering price per share	$6.96
Class Y:
Net asset value and offering price per share	$6.96
Investor Class:
Net asset value and offering price per share	$6.97
Class R5:
Net asset value and offering price per share	$6.96
Class R6:
Net asset value and offering price per share	$6.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Income Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$8,418,573
Dividends	206,592
Dividends from affiliated money market funds	157,377
Total investment income	8,782,542
Expenses:
Advisory fees	663,757
Administrative services fees	22,726
Custodian fees	14,496
Distribution fees:
Class A	297,892
Class C	22,311
Class R	12,082
Investor Class	11,801
Transfer agent fees — A, C, R, Y and Investor	247,077
Transfer agent fees — R5	182
Transfer agent fees — R6	1,746
Trustees’ and officers’ fees and benefits	11,911
Registration and filing fees	49,794
Reports to shareholders	42,083
Professional services fees	29,298
Other	9,840
Total expenses	1,436,996
Less: Fees waived and/or expense offset arrangement(s)	(14,596)
Net expenses	1,422,400
Net investment income	7,360,142
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,047,171)
Futures contracts	(1,291,115)
(3,338,286)
Change in net unrealized appreciation of:
Unaffiliated investment securities	7,655,962
Futures contracts	462,760
8,118,722
Net realized and unrealized gain	4,780,436
Net increase in net assets resulting from operations	$12,140,578
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$7,360,142	$17,114,048
Net realized gain (loss)	(3,338,286)	(20,318,582)
Change in net unrealized appreciation	8,118,722	15,992,965
Net increase in net assets resulting from operations	12,140,578	12,788,431
Distributions to shareholders from distributable earnings:
Class A	(6,878,437)	(14,026,472)
Class C	(112,296)	(219,587)
Class R	(133,399)	(242,493)
Class Y	(217,617)	(367,717)
Investor Class	(398,331)	(824,113)
Class R5	(11,641)	(21,429)
Class R6	(365,684)	(5,146,522)
Total distributions from distributable earnings	(8,117,405)	(20,848,333)
Share transactions–net:
Class A	(6,378,226)	(11,238,885)
Class C	189,304	(512,414)
Class R	(692,534)	1,022,059
Class Y	(667,999)	2,211,669
Investor Class	(576,140)	(975,670)
Class R5	10,695	28,418
Class R6	(82,474,139)	(15,735,149)
Net increase (decrease) in net assets resulting from share transactions	(90,589,039)	(25,199,972)
Net increase (decrease) in net assets	(86,565,866)	(33,259,874)
Net assets:
Beginning of period	353,770,101	387,029,975
End of period	$267,204,235	$353,770,101
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$6.85	$0.18	$0.13	$0.31	$(0.20)	$—	$(0.20)	$6.96	4.60%	$237,845	1.02%(d)	1.03%(d)	5.22%(d)	89%
Year ended 02/29/24	7.00	0.32	(0.08)	0.24	(0.39)	—	(0.39)	6.85	3.62	240,670	0.99	1.00	4.68	268
Year ended 02/28/23	7.71	0.28	(0.73)	(0.45)	(0.26)	—	(0.26)	7.00	(5.88)	257,447	0.96	0.97	3.95	199
Year ended 02/28/22	7.94	0.20	(0.20)	0.00	(0.23)	—	(0.23)	7.71	(0.06)	303,030	0.91	0.91	2.56	220
Year ended 02/28/21	8.68	0.23	(0.66)	(0.43)	(0.30)	(0.01)	(0.31)	7.94	(4.62)	336,319	0.97	0.97	3.16	276
Year ended 02/29/20	8.51	0.35	0.22	0.57	(0.40)	—	(0.40)	8.68	6.75	405,061	1.00	1.00	4.08	97
Class C
Six months ended 08/31/24	6.86	0.15	0.12	0.27	(0.17)	—	(0.17)	6.96	4.06	4,597	1.77(d)	1.78(d)	4.47(d)	89
Year ended 02/29/24	7.00	0.27	(0.07)	0.20	(0.34)	—	(0.34)	6.86	2.99	4,340	1.74	1.75	3.93	268
Year ended 02/28/23	7.71	0.23	(0.74)	(0.51)	(0.20)	—	(0.20)	7.00	(6.59)	4,957	1.71	1.72	3.20	199
Year ended 02/28/22	7.94	0.14	(0.20)	(0.06)	(0.17)	—	(0.17)	7.71	(0.81)	6,586	1.66	1.66	1.81	220
Year ended 02/28/21	8.68	0.18	(0.67)	(0.49)	(0.25)	(0.00)	(0.25)	7.94	(5.35)	5,489	1.72	1.72	2.41	276
Year ended 02/29/20	8.50	0.29	0.22	0.51	(0.33)	—	(0.33)	8.68	6.09	9,556	1.75	1.75	3.33	97
Class R
Six months ended 08/31/24	6.86	0.17	0.12	0.29	(0.19)	—	(0.19)	6.96	4.31	4,265	1.27(d)	1.28(d)	4.97(d)	89
Year ended 02/29/24	7.00	0.30	(0.07)	0.23	(0.37)	—	(0.37)	6.86	3.52	4,889	1.24	1.25	4.43	268
Year ended 02/28/23	7.72	0.27	(0.75)	(0.48)	(0.24)	—	(0.24)	7.00	(6.23)	3,945	1.21	1.22	3.70	199
Year ended 02/28/22	7.95	0.18	(0.20)	(0.02)	(0.21)	—	(0.21)	7.72	(0.27)	4,043	1.16	1.16	2.31	220
Year ended 02/28/21	8.69	0.22	(0.67)	(0.45)	(0.28)	(0.01)	(0.29)	7.95	(4.85)	3,832	1.22	1.22	2.91	276
Year ended 02/29/20	8.52	0.33	0.21	0.54	(0.37)	—	(0.37)	8.69	6.48	4,443	1.25	1.25	3.83	97
Class Y
Six months ended 08/31/24	6.86	0.19	0.12	0.31	(0.21)	—	(0.21)	6.96	4.58	6,625	0.77(d)	0.78(d)	5.47(d)	89
Year ended 02/29/24	7.01	0.34	(0.08)	0.26	(0.41)	—	(0.41)	6.86	3.88	7,189	0.74	0.75	4.93	268
Year ended 02/28/23	7.72	0.30	(0.73)	(0.43)	(0.28)	—	(0.28)	7.01	(5.63)	5,059	0.71	0.72	4.20	199
Year ended 02/28/22	7.95	0.23	(0.21)	0.02	(0.25)	—	(0.25)	7.72	0.19	7,659	0.66	0.66	2.81	220
Year ended 02/28/21	8.69	0.26	(0.67)	(0.41)	(0.32)	(0.01)	(0.33)	7.95	(4.37)	49,578	0.72	0.72	3.41	276
Year ended 02/29/20	8.52	0.38	0.21	0.59	(0.42)	—	(0.42)	8.69	7.02	10,540	0.75	0.75	4.33	97
Investor Class
Six months ended 08/31/24	6.86	0.18	0.13	0.31	(0.20)	—	(0.20)	6.97	4.63(e)	13,418	0.94(d)(e)	0.95(d)(e)	5.30(d)(e)	89
Year ended 02/29/24	7.01	0.33	(0.08)	0.25	(0.40)	—	(0.40)	6.86	3.70(e)	13,792	0.87(e)	0.88(e)	4.80(e)	268
Year ended 02/28/23	7.72	0.29	(0.74)	(0.45)	(0.26)	—	(0.26)	7.01	(5.78)(e)	15,088	0.91(e)	0.92(e)	4.00(e)	199
Year ended 02/28/22	7.95	0.21	(0.21)	0.00	(0.23)	—	(0.23)	7.72	0.01(e)	17,588	0.83(e)	0.83(e)	2.64(e)	220
Year ended 02/28/21	8.69	0.24	(0.67)	(0.43)	(0.30)	(0.01)	(0.31)	7.95	(4.55)(e)	19,552	0.89(e)	0.89(e)	3.24(e)	276
Year ended 02/29/20	8.52	0.36	0.21	0.57	(0.40)	—	(0.40)	8.69	6.81(e)	24,787	0.93(e)	0.93(e)	4.15(e)	97
Class R5
Six months ended 08/31/24	6.86	0.19	0.12	0.31	(0.21)	—	(0.21)	6.96	4.62	389	0.70(d)	0.70(d)	5.54(d)	89
Year ended 02/29/24	7.00	0.34	(0.07)	0.27	(0.41)	—	(0.41)	6.86	4.12	373	0.66	0.66	5.01	268
Year ended 02/28/23	7.72	0.31	(0.75)	(0.44)	(0.28)	—	(0.28)	7.00	(5.67)	351	0.61	0.62	4.30	199
Year ended 02/28/22	7.94	0.23	(0.19)	0.04	(0.26)	—	(0.26)	7.72	0.41	405	0.54	0.54	2.93	220
Year ended 02/28/21	8.68	0.26	(0.67)	(0.41)	(0.32)	(0.01)	(0.33)	7.94	(4.26)	388	0.57	0.57	3.56	276
Year ended 02/29/20	8.51	0.38	0.22	0.60	(0.43)	—	(0.43)	8.68	7.11	508	0.64	0.64	4.44	97
Class R6
Six months ended 08/31/24	6.84	0.21	0.12	0.33	(0.21)	—	(0.21)	6.96	4.95	66	0.63(d)	0.63(d)	5.61(d)	89
Year ended 02/29/24	6.99	0.35	(0.08)	0.27	(0.42)	—	(0.42)	6.84	4.04	82,517	0.59	0.59	5.08	268
Year ended 02/28/23	7.70	0.31	(0.73)	(0.42)	(0.29)	—	(0.29)	6.99	(5.49)	100,183	0.54	0.55	4.37	199
Year ended 02/28/22	7.93	0.24	(0.21)	0.03	(0.26)	—	(0.26)	7.70	0.36	162,015	0.49	0.49	2.98	220
Year ended 02/28/21	8.67	0.27	(0.67)	(0.40)	(0.33)	(0.01)	(0.34)	7.93	(4.23)	227,247	0.52	0.52	3.61	276
Year ended 02/29/20	8.51	0.39	0.20	0.59	(0.43)	—	(0.43)	8.67	7.00	36	0.63	0.63	4.45	97

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.17%, 0.13%, 0.20%, 0.17%,0.17% and 0.19% for the six months ended August 31, 2024 and the years ended February 29, 2024, February 28, 2023, February 28, 2022, February 28, 2021 and February 29, 2020, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Income Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Income Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income, and secondarily, capital appreciation.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for
10	Invesco Income Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Commercial Mortgage-Backed Securities – The Fund may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS
11	Invesco Income Fund

represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.
Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. The Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statement of Operations as Net realized gain (loss) from unaffiliated investment securities and Change in net unrealized appreciation (depreciation)of unaffiliated investment securities, respectively.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
M.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
O.	Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
12	Invesco Income Fund

Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.500%
Next $300 million	0.400%
Next $500 million	0.350%
Next $19.5 billion	0.300%
Over $20.5 billion	0.240%
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.47%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.50%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2024, the Adviser waived advisory fees of $2,943.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own
13	Invesco Income Fund

shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $5,254 in front-end sales commissions from the sale of Class A shares and $0 and $288 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$214,390,376	$—	$214,390,376
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	64,827,772	—	64,827,772
Agency Credit Risk Transfer Notes	—	14,702,613	—	14,702,613
U.S. Treasury Securities	—	6,444,097	—	6,444,097
Preferred Stocks	4,811,723	—	—	4,811,723
Money Market Funds	1,555,158	—	—	1,555,158
Total Investments in Securities	6,366,881	300,364,858	—	306,731,739
Other Investments - Assets*
Futures Contracts	513,739	—	—	513,739
Total Investments	$6,880,620	$300,364,858	$—	$307,245,478

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2024:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$513,739
Derivatives not subject to master netting agreements	(513,739)
Total Derivative Assets subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
14	Invesco Income Fund

Effect of Derivative Investments for the six months ended August 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(1,291,115)
Change in Net Unrealized Appreciation:
Futures contracts	462,760
Total	$(828,355)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$67,338,305
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,653.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$23,446,762	$73,302,766	$96,749,528
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $20,315,694 and $60,956,500, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,012,289
Aggregate unrealized (depreciation) of investments	(12,936,385)
Net unrealized appreciation (depreciation) of investments	$(7,924,096)
Cost of investments for tax purposes is $315,169,574.
15	Invesco Income Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	740,535	$5,108,052	1,817,635	$12,416,454
Class C	99,110	680,911	196,575	1,337,995
Class R	73,874	508,600	187,618	1,278,732
Class Y	148,290	1,021,263	752,390	5,106,530
Investor Class	22,077	152,525	64,146	439,081
Class R5	1,159	7,986	2,226	15,173
Class R6	724	1,742	1,352,353	9,352,571
Issued as reinvestment of dividends:
Class A	873,930	6,014,700	1,806,148	12,305,336
Class C	14,086	97,004	27,370	186,768
Class R	19,114	131,568	35,459	241,672
Class Y	20,058	138,095	39,411	268,632
Investor Class	54,099	372,843	113,873	776,975
Class R5	1,547	10,649	2,933	19,994
Class R6	53,131	365,029	755,854	5,145,531
Automatic conversion of Class C shares to Class A shares:
Class A	33,319	228,903	76,554	523,399
Class C	(33,276)	(228,903)	(76,494)	(523,399)
Reacquired:
Class A	(2,579,888)	(17,729,881)	(5,363,016)	(36,484,074)
Class C	(52,327)	(359,708)	(222,478)	(1,513,778)
Class R	(193,325)	(1,332,702)	(73,326)	(498,345)
Class Y	(265,135)	(1,827,357)	(465,752)	(3,163,493)
Investor Class	(159,951)	(1,101,508)	(321,747)	(2,191,726)
Class R5	(1,160)	(7,940)	(974)	(6,749)
Class R6	(12,100,758)	(82,840,910)	(4,385,225)	(30,233,251)
Net increase (decrease) in share activity	(13,230,767)	$(90,589,039)	(3,678,467)	$(25,199,972)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
16	Invesco Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).   The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Aggregate Bond Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile for the one and three  year periods and the fifth quintile for the five year period.  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period, above the performance of the Index for the three year period and below the performance of the Index for the five year period.  The Board considered that the Fund had changed its name, investment strategy and index as of July 26, 2018 and that the performance results prior to the 2018 calendar year were with respect to the Fund’s prior
17	Invesco Income Fund

investment strategy.  As a result, the Board did not consider performance results prior to 2018 to be particularly relevant.  The Board discussed contributors to and detractors from Fund performance for periods after 2018 which reflect the Fund’s utilization of its current strategy.  The Board considered that the Fund’s investments in securitized assets negatively impacted Fund performance relative to its peers. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe and specifically that, unlike the Fund, many of the peer funds do not invest significantly in securitized assets.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the
Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the
18	Invesco Income Fund

federal securities laws and consistent with best execution obligations.
19	Invesco Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20	Invesco Income Fund

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SEC file number(s): 811-05686 and 033-39519	Invesco Distributors, Inc.	INC-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Intermediate Bond Factor Fund
Nasdaq:
A: OFIAX ■ C: OFICX ■ R: OFINX ■ Y: OFIYX ■ R5: IOTEX ■ R6: OFIIX

2	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
23	Approval of Investment Advisory and Sub-Advisory Contracts
25	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2024
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–44.52%
Aerospace & Defense–0.52%
Boeing Co. (The),
6.26%, 05/01/2027(b)	$110,000	$113,195
5.88%, 02/15/2040	183,000	181,284
3.90%, 05/01/2049	470,000	335,413
5.93%, 05/01/2060	200,000	189,128
Lockheed Martin Corp.,
5.70%, 11/15/2054	215,000	233,948
5.90%, 11/15/2063	200,000	224,131
		1,277,099
Agricultural & Farm Machinery–0.35%
John Deere Capital Corp.,
3.40%, 09/11/2025	250,000	247,273
1.70%, 01/11/2027	200,000	188,845
1.75%, 03/09/2027	470,000	442,370
		878,488
Air Freight & Logistics–0.37%
FedEx Corp.,
4.55%, 04/01/2046	500,000	437,647
5.25%, 05/15/2050(c)	500,000	484,042
		921,689
Apparel Retail–0.17%
Ross Stores, Inc., 1.88%, 04/15/2031	200,000	167,952
TJX Cos., Inc. (The), 3.88%, 04/15/2030	250,000	244,440
		412,392
Apparel, Accessories & Luxury Goods–0.66%
Tapestry, Inc.,
4.13%, 07/15/2027	449,000	438,802
7.35%, 11/27/2028	273,000	286,503
7.70%, 11/27/2030	100,000	106,544
3.05%, 03/15/2032	240,000	201,276
7.85%, 11/27/2033	360,000	385,465
VF Corp., 2.95%, 04/23/2030	250,000	215,936
		1,634,526
Asset Management & Custody Banks–0.35%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	504,000	500,238
BlackRock, Inc., 2.10%, 02/25/2032	275,000	233,845
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(b)	125,000	120,115
		854,198
Automobile Manufacturers–1.16%
Ford Motor Co.,
7.45%, 07/16/2031	200,000	220,279
4.75%, 01/15/2043	216,000	180,344
Ford Motor Credit Co. LLC,
4.27%, 01/09/2027	200,000	196,020
6.80%, 11/07/2028	230,000	242,502
Principal Amount		Value
Automobile Manufacturers–(continued)
General Motors Co.,
6.60%, 04/01/2036	$100,000	$108,325
5.15%, 04/01/2038	98,000	94,013
6.25%, 10/02/2043	187,000	194,449
6.75%, 04/01/2046	259,000	284,003
5.95%, 04/01/2049	94,000	94,769
Toyota Motor Corp. (Japan), 1.34%, 03/25/2026	400,000	381,638
Toyota Motor Credit Corp.,
1.13%, 06/18/2026	227,000	214,701
4.55%, 05/17/2030	150,000	151,115
5.55%, 11/20/2030	299,000	316,192
4.80%, 01/05/2034	200,000	201,276
		2,879,626
Biotechnology–0.44%
AbbVie, Inc., 5.50%, 03/15/2064	200,000	207,839
Amgen, Inc.,
2.60%, 08/19/2026	500,000	482,662
2.20%, 02/21/2027	117,000	111,020
Gilead Sciences, Inc., 1.20%, 10/01/2027	310,000	282,929
		1,084,450
Broadcasting–0.52%
Discovery Communications LLC,
3.95%, 03/20/2028	200,000	189,368
4.13%, 05/15/2029	289,000	269,887
Paramount Global,
2.90%, 01/15/2027	252,000	239,133
4.20%, 06/01/2029	400,000	375,819
4.20%, 05/19/2032	250,000	217,207
		1,291,414
Broadline Retail–1.09%
Alibaba Group Holding Ltd. (China),
3.40%, 12/06/2027	330,000	318,775
2.13%, 02/09/2031	525,000	450,784
4.50%, 11/28/2034	570,000	550,292
4.00%, 12/06/2037	400,000	356,472
2.70%, 02/09/2041	300,000	212,534
4.20%, 12/06/2047	250,000	209,577
3.15%, 02/09/2051	300,000	205,447
Amazon.com, Inc., 4.10%, 04/13/2062	475,000	398,804
		2,702,685
Building Products–0.03%
Owens Corning, 7.00%, 12/01/2036	62,000	71,814

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Cable & Satellite–0.93%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.20%, 03/15/2028	$375,000	$363,025
5.05%, 03/30/2029	419,000	414,901
6.48%, 10/23/2045	95,000	90,864
5.13%, 07/01/2049	50,000	40,094
Comcast Corp.,
3.95%, 10/15/2025	186,000	184,566
6.55%, 07/01/2039	400,000	455,134
2.99%, 11/01/2063	294,000	181,775
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	35,000	39,920
Time Warner Cable LLC,
7.30%, 07/01/2038	106,000	110,940
5.50%, 09/01/2041	105,000	90,967
4.50%, 09/15/2042	420,000	318,628
		2,290,814
Communications Equipment–0.11%
Juniper Networks, Inc., 5.95%, 03/15/2041	14,000	14,303
Nokia OYJ (Finland), 4.38%, 06/12/2027	250,000	248,528
		262,831
Computer & Electronics Retail–0.06%
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	80,000	84,787
Dell International LLC/EMC Corp.,
8.10%, 07/15/2036	29,000	35,693
8.35%, 07/15/2046	15,000	20,014
		140,494
Construction Machinery & Heavy Transportation Equipment– 0.30%
Cummins, Inc., 5.45%, 02/20/2054	500,000	513,769
Wabtec Corp., 5.61%, 03/11/2034	212,000	220,896
		734,665
Consumer Finance–0.33%
Ally Financial, Inc., 8.00%, 11/01/2031	218,000	248,951
American Express Co., 4.99%, 05/01/2026(d)	369,000	368,669
Capital One Financial Corp., 3.75%, 03/09/2027	200,000	195,969
		813,589
Consumer Staples Merchandise Retail–0.08%
Walmart, Inc., 3.95%, 09/09/2027	190,000	190,369
Data Processing & Outsourced Services–0.33%
Concentrix Corp., 6.65%, 08/02/2026(c)	800,000	822,535
Distillers & Vintners–0.13%
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	330,000	324,867
Diversified Banks–8.76%
Australia and New Zealand Banking Group Ltd. (Australia), 3.70%, 11/16/2025	400,000	396,685
Principal Amount		Value
Diversified Banks–(continued)
Banco Santander S.A. (Spain),
4.25%, 04/11/2027	$400,000	$395,360
4.18%, 03/24/2028(d)	200,000	196,718
3.31%, 06/27/2029	400,000	378,434
2.96%, 03/25/2031	200,000	178,171
6.94%, 11/07/2033	400,000	455,320
Bank of America Corp.,
4.45%, 03/03/2026	430,000	428,684
3.50%, 04/19/2026	300,000	295,439
1.32%, 06/19/2026(d)	405,000	393,138
2.50%, 02/13/2031(d)	200,000	179,249
2.59%, 04/29/2031(d)	500,000	448,692
2.69%, 04/22/2032(d)	400,000	351,495
5.29%, 04/25/2034(d)	203,000	208,315
Bank of America N.A., 5.53%, 08/18/2026	250,000	255,734
Bank of Montreal (Canada), Series H, 4.70%, 09/14/2027	480,000	484,868
Barclays PLC (United Kingdom),
4.38%, 01/12/2026	200,000	198,888
7.39%, 11/02/2028(d)	350,000	376,497
7.44%, 11/02/2033(d)	200,000	228,012
6.22%, 05/09/2034(d)	200,000	212,589
6.69%, 09/13/2034(d)	300,000	329,011
3.33%, 11/24/2042(d)	700,000	524,752
Citigroup, Inc.,
5.61%, 09/29/2026(d)	200,000	201,481
3.20%, 10/21/2026	275,000	267,659
3.67%, 07/24/2028(d)	100,000	97,525
4.41%, 03/31/2031(d)	450,000	442,784
8.13%, 07/15/2039	200,000	260,402
Cooperatieve Rabobank U.A. (Netherlands), 5.25%, 05/24/2041	125,000	129,045
HSBC Holdings PLC (United Kingdom),
4.29%, 09/12/2026(d)	325,000	322,611
4.38%, 11/23/2026	200,000	198,042
7.39%, 11/03/2028(d)	200,000	215,333
4.58%, 06/19/2029(d)	165,000	163,842
3.97%, 05/22/2030(d)	450,000	434,038
2.80%, 05/24/2032(d)	275,000	238,934
5.40%, 08/11/2033(d)	200,000	205,168
6.33%, 03/09/2044(d)	280,000	306,561
ING Groep N.V. (Netherlands), 4.05%, 04/09/2029	250,000	244,467
JPMorgan Chase & Co.,
7.75%, 07/15/2025	250,000	256,322
2.08%, 04/22/2026(d)	825,000	809,464
4.13%, 12/15/2026	125,000	124,203
5.72%, 09/14/2033(d)	475,000	497,107
6.25%, 10/23/2034(d)	200,000	219,360
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	283,000	287,864
Lloyds Banking Group PLC (United Kingdom), 4.98%, 08/11/2033(d)	200,000	198,691
Mitsubishi UFJ Financial Group, Inc. (Japan),
3.96%, 03/02/2028	225,000	222,092
4.05%, 09/11/2028	225,000	222,377
National Australia Bank Ltd. (Australia),
3.38%, 01/14/2026	300,000	295,707
2.50%, 07/12/2026	250,000	241,983
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Diversified Banks–(continued)
NatWest Group PLC (United Kingdom),
4.80%, 04/05/2026	$200,000	$200,056
5.52%, 09/30/2028(d)	650,000	666,343
5.78%, 03/01/2035(d)	300,000	313,659
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.14%, 09/23/2030	450,000	388,717
Toronto-Dominion Bank (The) (Canada),
5.53%, 07/17/2026	200,000	203,813
1.25%, 09/10/2026	100,000	93,987
4.69%, 09/15/2027	250,000	251,972
Truist Bank,
4.05%, 11/03/2025	10,000	9,925
3.30%, 05/15/2026	365,000	356,325
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	410,000	400,056
1.38%, 07/22/2030	200,000	168,420
2.49%, 11/03/2036(d)	600,000	496,609
UBS AG (Switzerland), 1.25%, 08/07/2026	350,000	329,503
Wells Fargo & Co.,
3.91%, 04/25/2026(d)	500,000	495,772
2.19%, 04/30/2026(d)	400,000	392,147
4.10%, 06/03/2026	200,000	198,144
5.57%, 07/25/2029(d)	400,000	413,185
2.88%, 10/30/2030(d)	350,000	320,944
3.07%, 04/30/2041(d)	325,000	248,562
5.01%, 04/04/2051(d)	390,000	373,960
4.61%, 04/25/2053(d)	221,000	200,329
Westpac Banking Corp. (Australia),
2.85%, 05/13/2026	451,000	439,845
2.70%, 08/19/2026	400,000	387,854
3.35%, 03/08/2027	300,000	293,746
		21,662,986
Diversified Capital Markets–0.17%
UBS Group AG (Switzerland), 4.55%, 04/17/2026	425,000	423,762
Diversified Chemicals–0.23%
Celanese US Holdings LLC,
6.35%, 11/15/2028	200,000	210,515
6.33%, 07/15/2029	200,000	211,535
6.38%, 07/15/2032	100,000	105,780
Dow Chemical Co. (The), 9.40%, 05/15/2039	32,000	43,997
		571,827
Diversified Financial Services–0.16%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	150,000	133,397
Transatlantic Holdings, Inc., 8.00%, 11/30/2039	200,000	259,195
		392,592
Diversified REITs–0.04%
VICI Properties L.P., 4.95%, 02/15/2030	96,000	95,723
Diversified Support Services–0.10%
Cintas Corp. No. 2, 3.70%, 04/01/2027	250,000	246,495
Principal Amount		Value
Electric Utilities–4.12%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	$806,000	$785,694
Appalachian Power Co., 7.00%, 04/01/2038	250,000	288,282
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	200,000	192,628
Consolidated Edison Co. of New York, Inc.,
4.50%, 05/15/2058	200,000	172,492
3.70%, 11/15/2059	200,000	145,847
Duke Energy Indiana LLC, 6.45%, 04/01/2039	96,000	107,840
Edison International,
5.75%, 06/15/2027	150,000	153,752
4.13%, 03/15/2028	228,000	223,535
Entergy Louisiana LLC, 4.00%, 03/15/2033	400,000	374,730
Eversource Energy, Series M, 3.30%, 01/15/2028	200,000	191,317
MidAmerican Energy Co., 3.65%, 04/15/2029	180,000	175,095
National Rural Utilities Cooperative Finance Corp.,
8.00%, 03/01/2032	148,000	176,631
5.25%, 04/20/2046(d)	12,000	11,963
NextEra Energy Capital Holdings, Inc.,
3.50%, 04/01/2029	250,000	239,233
2.25%, 06/01/2030	200,000	176,670
5.65%, 05/01/2079(d)	235,000	229,222
Oglethorpe Power Corp., 5.95%, 11/01/2039	374,000	388,795
Ohio Power Co., 5.00%, 06/01/2033	400,000	400,131
Pacific Gas and Electric Co.,
4.20%, 03/01/2029	200,000	194,818
4.55%, 07/01/2030	450,000	440,266
2.50%, 02/01/2031	500,000	429,405
4.20%, 06/01/2041	400,000	325,496
4.95%, 07/01/2050	500,000	436,154
PacifiCorp,
3.50%, 06/15/2029	300,000	286,602
6.00%, 01/15/2039	200,000	211,844
5.50%, 05/15/2054	400,000	395,228
5.80%, 01/15/2055	310,000	315,538
Progress Energy, Inc., 7.75%, 03/01/2031	150,000	173,721
Public Service Co. of Colorado, 5.25%, 04/01/2053	320,000	310,171
Southern California Edison Co., 6.65%, 04/01/2029	500,000	539,343
Southwestern Electric Power Co.,
Series N, 1.65%, 03/15/2026	250,000	239,301
5.30%, 04/01/2033	289,000	293,469
Union Electric Co., 8.45%, 03/15/2039	400,000	529,616
Xcel Energy, Inc.,
4.60%, 06/01/2032	434,000	423,174
5.45%, 08/15/2033	200,000	204,517
		10,182,520
Electrical Components & Equipment–0.22%
Emerson Electric Co., 5.25%, 11/15/2039	225,000	235,504
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Electrical Components & Equipment–(continued)
Regal Rexnord Corp., 6.30%, 02/15/2030	$300,000	$316,951
		552,455
Electronic Components–0.15%
Corning, Inc.,
5.85%, 11/15/2068	110,000	113,882
5.45%, 11/15/2079	262,000	254,770
		368,652
Environmental & Facilities Services–0.08%
Waste Management, Inc., 0.75%, 11/15/2025	205,000	195,979
Gas Utilities–0.18%
Southwest Gas Corp., 4.05%, 03/15/2032	475,000	445,976
Health Care Distributors–0.09%
McKesson Corp., 1.30%, 08/15/2026	250,000	235,313
Health Care Equipment–0.16%
Abbott Laboratories, 3.75%, 11/30/2026	394,000	390,611
Health Care Facilities–0.56%
Ascension Health, Series B, 2.53%, 11/15/2029	225,000	207,138
CommonSpirit Health, 1.55%, 10/01/2025	314,000	301,507
HCA, Inc.,
3.63%, 03/15/2032	429,000	390,150
5.50%, 06/01/2033	200,000	204,726
5.25%, 06/15/2049	300,000	278,662
		1,382,183
Health Care REITs–0.11%
Healthpeak OP LLC, 2.88%, 01/15/2031	300,000	269,101
Health Care Services–0.64%
CHRISTUS Health, Series C, 4.34%, 07/01/2028	430,000	429,048
Cigna Group (The),
4.50%, 02/25/2026	131,000	130,823
4.38%, 10/15/2028	187,000	186,017
CVS Health Corp., 5.55%, 06/01/2031(c)	400,000	411,337
Dignity Health, 5.27%, 11/01/2064	248,000	237,753
Sutter Health, Series 20-A, 2.29%, 08/15/2030	218,000	193,331
		1,588,309
Hotels, Resorts & Cruise Lines–0.09%
Booking Holdings, Inc., 4.63%, 04/13/2030	225,000	227,503
Industrial Conglomerates–0.20%
3M Co., 3.13%, 09/19/2046	675,000	485,338
Industrial Gases–0.20%
Linde, Inc., 3.20%, 01/30/2026	500,000	491,718
Principal Amount		Value
Industrial Machinery & Supplies & Components–0.65%
nVent Finance S.a.r.l. (United Kingdom), 4.55%, 04/15/2028	$400,000	$396,273
Parker-Hannifin Corp., 3.25%, 03/01/2027	300,000	291,734
Stanley Black & Decker, Inc.,
4.25%, 11/15/2028	331,000	328,999
2.30%, 03/15/2030	162,000	143,020
4.85%, 11/15/2048	500,000	451,041
		1,611,067
Insurance Brokers–0.04%
Aon Corp., 8.21%, 01/01/2027	100,000	107,461
Integrated Oil & Gas–0.74%
BP Capital Markets PLC, 3.72%, 11/28/2028	325,000	316,904
Exxon Mobil Corp., 3.48%, 03/19/2030	450,000	433,510
Shell International Finance B.V.,
2.38%, 11/07/2029	350,000	319,843
6.38%, 12/15/2038	450,000	514,148
5.50%, 03/25/2040	225,000	236,125
		1,820,530
Integrated Telecommunication Services–0.44%
British Telecommunications PLC (United Kingdom), 9.63%, 12/15/2030	250,000	313,883
Koninklijke KPN N.V. (Netherlands), 8.38%, 10/01/2030	175,000	207,351
Verizon Communications, Inc.,
1.45%, 03/20/2026	408,000	389,060
2.36%, 03/15/2032	220,000	186,998
		1,097,292
Interactive Media & Services–0.45%
Baidu, Inc. (China),
4.38%, 03/29/2028	300,000	298,978
4.88%, 11/14/2028	200,000	202,950
Meta Platforms, Inc., 5.75%, 05/15/2063	566,000	603,674
		1,105,602
Investment Banking & Brokerage–1.98%
Brookfield Finance, Inc. (Canada),
3.90%, 01/25/2028	440,000	429,990
6.35%, 01/05/2034	200,000	217,760
Charles Schwab Corp. (The), 6.20%, 11/17/2029(d)	300,000	317,675
Goldman Sachs Group, Inc. (The),
3.50%, 11/16/2026	301,000	294,372
3.85%, 01/26/2027	220,000	216,818
3.81%, 04/23/2029(d)	200,000	194,415
3.80%, 03/15/2030	400,000	385,760
Jefferies Financial Group, Inc., 6.25%, 01/15/2036	382,000	409,352
Morgan Stanley,
3.88%, 01/27/2026	415,000	410,704
2.19%, 04/28/2026(d)	300,000	294,179
4.68%, 07/17/2026(d)	230,000	229,054
6.25%, 08/09/2026	475,000	490,381
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Nomura Holdings, Inc. (Japan),
1.65%, 07/14/2026	$290,000	$273,693
2.33%, 01/22/2027	200,000	189,016
2.71%, 01/22/2029	260,000	238,726
2.68%, 07/16/2030	340,000	300,534
		4,892,429
IT Consulting & Other Services–0.53%
International Business Machines Corp.,
4.40%, 07/27/2032	275,000	271,292
7.13%, 12/01/2096(c)	383,000	505,306
Kyndryl Holdings, Inc., 2.70%, 10/15/2028	575,000	525,767
		1,302,365
Leisure Products–0.26%
Brunswick Corp., 5.10%, 04/01/2052	250,000	204,327
Hasbro, Inc.,
6.35%, 03/15/2040	300,000	314,717
5.10%, 05/15/2044	147,000	132,569
		651,613
Life & Health Insurance–1.30%
Brighthouse Financial, Inc.,
5.63%, 05/15/2030	200,000	204,216
4.70%, 06/22/2047	236,000	186,830
Jackson National Life Global Funding, 5.55%, 07/02/2027(b)	333,000	340,412
Lincoln National Corp., 3.05%, 01/15/2030	300,000	276,355
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	135,000	134,376
MetLife, Inc.,
4.55%, 03/23/2030	500,000	507,321
Series D, 5.88%(d)(e)	100,000	100,266
Principal Financial Group, Inc.,
3.70%, 05/15/2029	350,000	338,348
2.13%, 06/15/2030	275,000	239,354
Prudential Financial, Inc., 6.00%, 09/01/2052(d)	275,000	282,503
Prudential Funding (Asia) PLC (Hong Kong), 3.13%, 04/14/2030	200,000	186,083
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	441,000	419,156
Unum Group, 5.75%, 08/15/2042	13,000	12,979
		3,228,199
Life Sciences Tools & Services–0.31%
Illumina, Inc., 2.55%, 03/23/2031	221,000	189,372
Revvity, Inc., 3.30%, 09/15/2029	200,000	187,277
Thermo Fisher Scientific, Inc., 5.00%, 12/05/2026	383,000	389,236
		765,885
Managed Health Care–0.45%
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	225,000	233,284
6.05%, 02/15/2063	350,000	384,630
5.20%, 04/15/2063	200,000	193,923
5.50%, 04/15/2064	300,000	306,191
		1,118,028
Principal Amount		Value
Motorcycle Manufacturers–0.10%
Harley-Davidson, Inc., 4.63%, 07/28/2045	$279,000	$240,120
Movies & Entertainment–0.31%
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	200,000	197,131
Warnermedia Holdings, Inc.,
3.76%, 03/15/2027	250,000	239,558
4.05%, 03/15/2029	200,000	186,924
4.28%, 03/15/2032	153,000	133,808
		757,421
Multi-Family Residential REITs–0.04%
Mid-America Apartments L.P., 3.60%, 06/01/2027	100,000	97,820
Multi-line Insurance–0.08%
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(d)	20,000	19,870
AXA S.A. (France), 8.60%, 12/15/2030	150,000	179,371
		199,241
Multi-Sector Holdings–0.08%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	194,000	191,325
Multi-Utilities–0.44%
Arizona Public Service Co., 2.60%, 08/15/2029	300,000	275,317
Black Hills Corp., 4.35%, 05/01/2033	91,000	85,728
National Grid PLC (United Kingdom), 5.42%, 01/11/2034	400,000	408,881
Puget Sound Energy, Inc., 5.80%, 03/15/2040	300,000	310,535
		1,080,461
Office REITs–0.27%
Boston Properties L.P., 3.40%, 06/21/2029	400,000	369,554
Cousins Properties L.P., 5.88%, 10/01/2034	300,000	301,861
		671,415
Oil & Gas Exploration & Production–0.53%
Conoco Funding Co., 7.25%, 10/15/2031	200,000	231,302
ConocoPhillips Co., 6.95%, 04/15/2029	200,000	222,142
EQT Corp.,
5.00%, 01/15/2029	207,000	208,173
7.00%, 02/01/2030	350,000	381,538
Marathon Oil Corp., 6.60%, 10/01/2037	250,000	279,972
		1,323,127
Oil & Gas Storage & Transportation–1.10%
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	350,000	330,342
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045	368,000	372,854
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
5.30%, 04/15/2047	$389,000	$361,310
5.40%, 10/01/2047	167,000	156,335
5.00%, 05/15/2050	470,000	417,191
Enterprise Products Operating LLC, 4.15%, 10/16/2028	250,000	248,565
Kinder Morgan Energy Partners L.P., 6.95%, 01/15/2038	131,000	147,245
ONEOK, Inc., 7.15%, 01/15/2051	325,000	370,168
Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 01/15/2037	100,000	108,597
Western Midstream Operating L.P., 6.35%, 01/15/2029	200,000	211,011
		2,723,618
Other Specialized REITs–0.16%
EPR Properties, 3.60%, 11/15/2031	112,000	98,628
GLP Capital L.P./GLP Financing II, Inc.,
5.30%, 01/15/2029	200,000	201,821
3.25%, 01/15/2032	114,000	99,595
		400,044
Packaged Foods & Meats–0.17%
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l.,
5.13%, 02/01/2028	200,000	201,138
3.00%, 02/02/2029	225,000	208,031
		409,169
Paper & Plastic Packaging Products & Materials–0.08%
Berry Global, Inc., 5.50%, 04/15/2028	187,000	189,921
Paper Products–0.18%
Georgia-Pacific LLC, 8.88%, 05/15/2031	200,000	248,380
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	200,000	204,211
		452,591
Passenger Airlines–0.53%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	424,058	368,037
Southwest Airlines Co., 5.13%, 06/15/2027	284,000	286,477
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	365,139	372,357
5.80%, 07/15/2037	283,520	294,092
		1,320,963
Personal Care Products–0.28%
Conopco, Inc., Series E, 7.25%, 12/15/2026	225,000	239,114
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	240,000	218,507
Kenvue, Inc., 5.20%, 03/22/2063	230,000	230,319
		687,940
Pharmaceuticals–1.53%
AstraZeneca Finance LLC (United Kingdom), 4.88%, 03/03/2033	250,000	256,979
Principal Amount		Value
Pharmaceuticals–(continued)
Bristol-Myers Squibb Co.,
3.40%, 07/26/2029	$250,000	$240,309
6.40%, 11/15/2063	400,000	458,499
5.65%, 02/22/2064	300,000	309,472
Johnson & Johnson,
1.30%, 09/01/2030	125,000	107,257
3.55%, 03/01/2036	300,000	274,589
5.95%, 08/15/2037	150,000	170,224
Mylan, Inc., 4.55%, 04/15/2028	225,000	222,867
Novartis Capital Corp. (Switzerland), 3.10%, 05/17/2027	450,000	438,985
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2026	210,000	210,193
4.75%, 05/19/2033	200,000	201,171
5.34%, 05/19/2063	350,000	347,631
Pharmacia LLC, 6.60%, 12/01/2028	175,000	190,446
Viatris, Inc., 2.70%, 06/22/2030	400,000	352,259
		3,780,881
Property & Casualty Insurance–0.25%
Allstate Corp. (The),
3.28%, 12/15/2026	190,000	185,356
5.35%, 06/01/2033	225,000	233,320
Stewart Information Services Corp., 3.60%, 11/15/2031	225,000	193,531
		612,207
Rail Transportation–0.39%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	200,000	212,615
Norfolk Southern Corp., 4.10%, 05/15/2121	450,000	343,453
Union Pacific Corp.,
3.80%, 04/06/2071	300,000	223,783
3.85%, 02/14/2072	250,000	189,458
		969,309
Regional Banks–0.43%
M&T Bank Corp., 7.41%, 10/30/2029(d)	200,000	217,905
Truist Financial Corp.,
4.87%, 01/26/2029(d)	200,000	200,529
4.92%, 07/28/2033(d)	450,000	435,424
5.87%, 06/08/2034(d)	200,000	209,076
		1,062,934
Reinsurance–0.05%
Enstar Group Ltd., 3.10%, 09/01/2031	110,000	93,625
RenaissanceRe Finance, Inc. (Bermuda), 3.70%, 04/01/2025	34,000	33,669
		127,294
Research & Consulting Services–0.10%
Jacobs Engineering Group, Inc., 5.90%, 03/01/2033	250,000	257,921
Retail REITs–0.46%
Realty Income Corp.,
3.95%, 08/15/2027	250,000	246,657
2.20%, 06/15/2028	200,000	184,213
2.85%, 12/15/2032	200,000	172,083
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Retail REITs–(continued)
Simon Property Group L.P.,
2.25%, 01/15/2032	$290,000	$246,670
6.75%, 02/01/2040	244,000	277,059
		1,126,682
Semiconductors–0.93%
Foundry JV Holdco LLC, 6.15%, 01/25/2032(b)	455,000	468,902
Intel Corp.,
2.45%, 11/15/2029	275,000	243,897
5.20%, 02/10/2033(c)	475,000	473,332
4.95%, 03/25/2060(c)	460,000	388,668
5.05%, 08/05/2062	400,000	336,782
Marvell Technology, Inc., 2.95%, 04/15/2031	200,000	178,775
TSMC Arizona Corp. (Taiwan), 2.50%, 10/25/2031	250,000	218,237
		2,308,593
Steel–0.21%
ArcelorMittal S.A. (Luxembourg),
7.00%, 10/15/2039	27,000	30,012
6.75%, 03/01/2041	225,000	239,904
Nucor Corp., 6.40%, 12/01/2037	219,000	248,834
		518,750
Systems Software–0.17%
Microsoft Corp., 3.13%, 11/03/2025	425,000	419,370
Technology Distributors–0.30%
Avnet, Inc., 6.25%, 03/15/2028	250,000	261,092
CDW LLC/CDW Finance Corp.,
3.28%, 12/01/2028	275,000	257,960
3.57%, 12/01/2031	240,000	216,435
		735,487
Technology Hardware, Storage & Peripherals–0.35%
Apple, Inc.,
3.35%, 02/09/2027	500,000	492,405
1.20%, 02/08/2028	150,000	136,869
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	220,000	236,427
		865,701
Telecom Tower REITs–0.29%
Crown Castle, Inc.,
3.30%, 07/01/2030	450,000	415,319
2.25%, 01/15/2031	350,000	298,953
		714,272
Tobacco–2.53%
Altria Group, Inc.,
3.40%, 05/06/2030	460,000	430,770
2.45%, 02/04/2032	800,000	673,351
4.50%, 05/02/2043	557,000	480,762
3.88%, 09/16/2046	225,000	172,326
B.A.T Capital Corp. (United Kingdom),
3.56%, 08/15/2027	108,000	105,377
2.26%, 03/25/2028	350,000	322,581
2.73%, 03/25/2031	170,000	149,578
4.74%, 03/16/2032	415,000	409,539
Principal Amount		Value
Tobacco–(continued)
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028	$265,000	$263,162
Philip Morris International, Inc.,
5.13%, 02/15/2030	480,000	493,657
2.10%, 05/01/2030	250,000	220,572
1.75%, 11/01/2030	300,000	254,898
5.75%, 11/17/2032	300,000	317,576
5.38%, 02/15/2033	163,000	168,173
5.25%, 02/13/2034	300,000	306,863
6.38%, 05/16/2038	280,000	315,632
4.50%, 03/20/2042	418,000	379,019
Reynolds American, Inc. (United Kingdom),
5.70%, 08/15/2035	256,000	262,244
5.85%, 08/15/2045	545,000	534,231
		6,260,311
Transaction & Payment Processing Services–0.65%
Global Payments, Inc.,
2.90%, 11/15/2031	250,000	217,689
5.40%, 08/15/2032	200,000	204,075
PayPal Holdings, Inc.,
2.65%, 10/01/2026	275,000	265,765
5.25%, 06/01/2062	400,000	390,545
Visa, Inc., 4.15%, 12/14/2035	275,000	267,143
Western Union Co. (The), 6.20%, 11/17/2036	250,000	262,544
		1,607,761
Water Utilities–0.12%
American Water Capital Corp., 4.45%, 06/01/2032	297,000	294,593
Wireless Telecommunication Services–0.07%
America Movil S.A.B. de C.V. (Mexico), 6.13%, 03/30/2040	171,000	184,364
Total U.S. Dollar Denominated Bonds & Notes (Cost $111,116,078)		110,089,665
U.S. Treasury Securities–43.26%
U.S. Treasury Bills–0.65%
5.27%, 09/05/2024(f)	1,100,000	1,099,369
4.78%, 01/30/2025(f)(g)	525,000	514,736
		1,614,105
U.S. Treasury Bonds–5.48%
6.13%, 08/15/2029	1,000,000	1,107,266
2.00%, 11/15/2041	1,000,000	722,090
3.38%, 08/15/2042	725,600	642,283
4.38%, 08/15/2043	1,021,200	1,031,571
3.75%, 11/15/2043	2,100,000	1,942,582
3.38%, 05/15/2044	1,500,000	1,309,512
3.00%, 08/15/2048	1,000,000	797,500
2.38%, 11/15/2049	1,687,600	1,179,112
2.00%, 02/15/2050	1,400,000	896,766
1.25%, 05/15/2050	1,926,000	1,012,429
4.13%, 08/15/2053	2,323,100	2,281,856
4.63%, 05/15/2054	600,000	641,437
		13,564,404
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Intermediate Bond Factor Fund

Principal Amount		Value
U.S. Treasury Notes–37.13%
4.50%, 11/30/2024	$9,482,000	$9,471,235
1.38%, 01/31/2025	9,021,000	8,892,565
1.13%, 02/28/2025	9,327,000	9,162,396
3.88%, 04/30/2025	1,665,000	1,656,547
4.75%, 07/31/2025	2,000,000	2,005,458
5.00%, 09/30/2025	5,720,000	5,759,548
4.25%, 12/31/2025	2,300,000	2,301,482
0.75%, 03/31/2026	3,500,000	3,324,453
1.50%, 08/15/2026	7,180,000	6,854,095
4.25%, 03/15/2027	2,534,000	2,560,132
3.88%, 11/30/2027	7,000,000	7,019,141
3.88%, 12/31/2027	1,500,000	1,505,127
3.63%, 05/31/2028	3,000,000	2,985,645
1.38% - 4.88%, 10/31/2028	7,848,300	7,645,038
3.75%, 12/31/2028	1,800,000	1,800,105
4.00%, 01/31/2029	800,000	808,219
4.88%, 10/31/2030	2,711,300	2,871,913
1.38%, 11/15/2031	7,894,000	6,684,615
4.13%, 11/15/2032	500,000	509,453
3.88%, 08/15/2033	7,182,500	7,168,331
4.38%, 05/15/2034	800,000	829,188
		91,814,686
Total U.S. Treasury Securities (Cost $106,699,674)		106,993,195
U.S. Government Sponsored Agency Mortgage-Backed Securities–25.08%
Collateralized Mortgage Obligations–0.10%
Fannie Mae REMICs,
IO, 3.50%, 08/25/2035(h)	176,251	19,618
5.50%, 07/25/2046(h)	47,059	5,722
4.00%, 08/25/2047(h)	37,053	7,541
0.44% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(h)(i)	476,289	49,312
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.60%, 11/25/2024(j)	3,266,371	3,118
Series K734, Class X1, IO, 0.78%, 02/25/2026(j)	2,907,998	17,826
Series K735, Class X1, IO, 1.09%, 05/25/2026(j)	2,950,835	35,007
Series K093, Class X1, IO, 1.08%, 05/25/2029(j)	2,446,440	88,334
Freddie Mac REMICs, IO, 0.63% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(h)(i)	107,572	10,113
Freddie Mac STRIPS, IO, 3.00%, 12/15/2027(h)	23,034	742
		237,333
Federal Home Loan Mortgage Corp. (FHLMC)–2.65%
4.50%, 09/01/2049 to 05/01/2053	1,609,459	1,569,182
3.00%, 01/01/2050 to 05/01/2050	2,187,455	1,981,995
2.50%, 07/01/2050 to 08/01/2050	2,328,299	2,025,532
5.50%, 05/01/2054	958,416	968,478
		6,545,187
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–6.75%
4.50%, 06/01/2049 to 07/01/2053	$1,047,337	$1,020,677
3.00%, 10/01/2049 to 11/01/2051	1,774,313	1,592,549
2.50%, 03/01/2050 to 08/01/2051	1,580,418	1,369,528
2.00%, 03/01/2051 to 08/01/2051	2,246,570	1,841,234
3.50%, 06/01/2052	1,295,494	1,194,462
4.00%, 06/01/2052	891,295	849,832
5.50%, 08/01/2053 to 02/01/2054	2,731,218	2,762,464
6.00%, 08/01/2053 to 09/01/2053	4,329,637	4,431,003
5.00%, 09/01/2053 to 04/01/2054	1,647,810	1,643,863
		16,705,612
Government National Mortgage Association (GNMA)–0.98%
IO, 0.75% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(h)(i)	245,909	35,497
TBA, 3.00%, 09/01/2054(k)	600,000	543,387
4.50%, 09/01/2054(k)	250,000	244,932
5.00%, 09/01/2054(k)	600,000	599,004
5.50%, 09/01/2054(k)	1,000,000	1,006,713
		2,429,533
Uniform Mortgage-Backed Securities–14.60%
TBA, 2.00%, 09/01/2039 to 09/01/2054(k)	8,132,000	6,723,804
2.50%, 09/01/2039 to 09/01/2054(k)	5,200,000	4,507,031
3.00%, 09/01/2039 to 09/01/2054(k)	6,742,000	6,215,602
3.50%, 09/01/2039 to 09/01/2054(k)	7,125,000	6,597,262
4.00%, 09/01/2054(k)	3,825,000	3,629,996
4.50%, 09/01/2054(k)	3,300,000	3,210,564
5.00%, 09/01/2054(k)	1,860,000	1,846,903
5.50%, 09/01/2054(k)	1,730,000	1,742,017
6.00%, 09/01/2054(k)	1,600,000	1,629,620
		36,102,799
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $63,500,808)		62,020,464

Asset-Backed Securities–1.02%
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	11,074	9,344
Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(j)	2,211,661	70,773
BBCMS Mortgage Trust, Series 2024-C28, Class A4, 5.12%, 09/15/2057	760,000	779,065
BMO Mortgage Trust, Series 2024-5C5, Class A2, 5.46%, 02/15/2057	1,500,000	1,533,835
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(j)	4,900,606	118,824
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Intermediate Bond Factor Fund

Principal Amount		Value

WaMu Mortgage Pass-Through Ctfs. Trust, Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(l)	$15,543	$14,306
Total Asset-Backed Securities (Cost $2,530,620)		2,526,147
Shares
Exchange-Traded Funds–0.38%
iShares MBS ETF (Cost $937,790)	10,000	952,400
Money Market Funds–0.23%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(m)(n)	200,135	200,135
Invesco Treasury Portfolio, Institutional Class, 5.15%(m)(n)	371,636	371,636
Total Money Market Funds (Cost $571,771)		571,771
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-114.49% (Cost $285,356,741)		283,153,642
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.21%
Invesco Private Government Fund, 5.28%(m)(n)(o)	146,234	$146,234
Invesco Private Prime Fund, 5.46%(m)(n)(o)	2,842,967	2,844,104
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,990,206)		2,990,338
TOTAL INVESTMENTS IN SECURITIES–115.70% (Cost $288,346,947)		286,143,980
OTHER ASSETS LESS LIABILITIES—(15.70)%		(38,838,688)
NET ASSETS–100.00%		$247,305,292
Investment Abbreviations:
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IO	– Interest Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $2,247,474, which represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on August 31, 2024.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(l)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on August 31, 2024.
(m)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,058,428	$15,296,365	$(16,154,658)	$-	$-	$200,135	$24,932
Invesco Liquid Assets Portfolio, Institutional Class	756,527	9,264,839	(10,021,261)	(40)	(65)	-	12,785
Invesco Treasury Portfolio, Institutional Class	1,209,633	20,389,403	(21,227,400)	-	-	371,636	33,612
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Intermediate Bond Factor Fund

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$632,716	$5,894,683	$(6,381,165)	$-	$-	$146,234	$20,501*
Invesco Private Prime Fund	1,627,464	12,243,244	(11,026,504)	391	(491)	2,844,104	55,935*
Total	$5,284,768	$63,088,534	$(64,810,988)	$351	$(556)	$3,562,109	$147,765

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	20	December-2024	$2,187,969	$(8,013)	$(8,013)
U.S. Treasury Long Bonds	36	December-2024	4,432,500	(51,923)	(51,923)
U.S. Treasury Ultra Bonds	10	December-2024	1,319,375	(11,506)	(11,506)
Subtotal—Long Futures Contracts				(71,442)	(71,442)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	13	December-2024	(2,698,109)	3,020	3,020
U.S. Treasury 10 Year Notes	52	December-2024	(5,905,250)	31,981	31,981
U.S. Treasury 10 Year Ultra Notes	26	December-2024	(3,053,375)	23,100	23,100
Subtotal—Short Futures Contracts				58,101	58,101
Total Futures Contracts				$(13,341)	$(13,341)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Intermediate Bond Factor Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $284,784,970)*	$282,581,871
Investments in affiliated money market funds, at value (Cost $3,561,977)	3,562,109
Other investments:
Variation margin receivable — futures contracts	6,427
Cash	500,000
Receivable for:
Fund shares sold	170,125
Dividends	16,737
Interest	2,391,734
Principal paydowns	5
Investment for trustee deferred compensation and retirement plans	33,854
Other assets	68,191
Total assets	289,331,053
Liabilities:
Payable for:
TBA sales commitment	38,565,419
Dividends	132,271
Fund shares reacquired	101,620
Collateral upon return of securities loaned	2,990,206
Accrued fees to affiliates	153,327
Accrued trustees’ and officers’ fees and benefits	528
Accrued other operating expenses	48,536
Trustee deferred compensation and retirement plans	33,854
Total liabilities	42,025,761
Net assets applicable to shares outstanding	$247,305,292
Net assets consist of:
Shares of beneficial interest	$271,826,593
Distributable earnings (loss)	(24,521,301)
$247,305,292
Net Assets:
Class A	$100,780,822
Class C	$9,770,256
Class R	$19,144,921
Class Y	$95,849,677
Class R5	$8,838
Class R6	$21,750,778
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	10,684,244
Class C	1,035,747
Class R	2,028,117
Class Y	10,168,981
Class R5	937
Class R6	2,306,755
Class A:
Net asset value per share	$9.43
Maximum offering price per share (Net asset value of $9.43 ÷ 95.75%)	$9.85
Class C:
Net asset value and offering price per share	$9.43
Class R:
Net asset value and offering price per share	$9.44
Class Y:
Net asset value and offering price per share	$9.43
Class R5:
Net asset value and offering price per share	$9.43
Class R6:
Net asset value and offering price per share	$9.43

*	At August 31, 2024, securities with an aggregate value of $2,917,878 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Intermediate Bond Factor Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $1,947)	$4,869,728
Dividends	17,712
Dividends from affiliated money market funds (includes net securities lending income of $6,506)	77,835
Total investment income	4,965,275
Expenses:
Advisory fees	291,645
Administrative services fees	16,528
Custodian fees	15,186
Distribution fees:
Class A	120,663
Class C	50,183
Class R	46,413
Transfer agent fees — A, C, R and Y	223,323
Transfer agent fees — R5	1
Transfer agent fees — R6	2,778
Trustees’ and officers’ fees and benefits	11,315
Registration and filing fees	45,907
Reports to shareholders	14,918
Professional services fees	27,809
Other	16,755
Total expenses	883,424
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(341,243)
Net expenses	542,181
Net investment income	4,423,094
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(287,016)
Affiliated investment securities	(556)
Foreign currencies	(5)
Futures contracts	171,479
(116,098)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	7,089,119
Affiliated investment securities	351
Foreign currencies	(10,925)
Futures contracts	(50,006)
7,028,539
Net realized and unrealized gain	6,912,441
Net increase in net assets resulting from operations	$11,335,535
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Intermediate Bond Factor Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$4,423,094	$6,606,406
Net realized gain (loss)	(116,098)	(8,323,842)
Change in net unrealized appreciation	7,028,539	8,490,122
Net increase in net assets resulting from operations	11,335,535	6,772,686
Distributions to shareholders from distributable earnings:
Class A	(1,722,116)	(3,036,676)
Class C	(136,687)	(243,515)
Class R	(298,835)	(523,619)
Class Y	(1,621,863)	(2,035,096)
Class R5	(161)	(293)
Class R6	(347,380)	(492,391)
Total distributions from distributable earnings	(4,127,042)	(6,331,590)
Share transactions–net:
Class A	(621,273)	3,225,608
Class C	(700,418)	128,293
Class R	107,180	856,991
Class Y	22,447,382	14,726,703
Class R6	4,095,110	4,919,367
Net increase in net assets resulting from share transactions	25,327,981	23,856,962
Net increase in net assets	32,536,474	24,298,058
Net assets:
Beginning of period	214,768,818	190,470,760
End of period	$247,305,292	$214,768,818
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Intermediate Bond Factor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Six months ended 08/31/24	$9.16	$0.17	$0.26	$0.43	$(0.16)	$—	$—	$(0.16)	$9.43	4.76%(e)	$100,781	0.53%(e)(f)	0.83%(e)(f)	3.73%(e)(f)	102%
Year ended 02/29/24	9.10	0.30	0.05	0.35	(0.29)	—	—	(0.29)	9.16	3.90(e)	98,542	0.53(e)	0.85(e)	3.32(e)	276
Year ended 02/28/23	10.45	0.20	(1.20)	(1.00)	(0.24)	—	(0.11)	(0.35)	9.10	(9.62)(e)	94,721	0.52(e)	0.81(e)	2.06(e)	301
Year ended 02/28/22	10.93	0.13	(0.43)	(0.30)	(0.18)	—	—	(0.18)	10.45	(2.80)(e)	118,156	0.52(e)	0.71(e)	1.18(e)	207
Year ended 02/28/21	11.27	0.16	0.10	0.26	(0.21)	(0.39)	—	(0.60)	10.93	2.30(e)	132,856	0.52(e)	0.96(e)	1.42(e)	292
Seven months ended 02/29/20	10.88	0.18	0.40	0.58	(0.19)	—	—	(0.19)	11.27	5.39	122,371	1.05(f)	1.05(f)	2.80(f)	64
Year ended 07/31/19	10.43	0.32	0.45	0.77	(0.32)	—	—	(0.32)	10.88	7.52	119,300	0.97	0.97	3.07	108
Class C
Six months ended 08/31/24	9.16	0.14	0.26	0.40	(0.13)	—	—	(0.13)	9.43	4.37	9,770	1.28(f)	1.59(f)	2.98(f)	102
Year ended 02/29/24	9.10	0.23	0.05	0.28	(0.22)	—	—	(0.22)	9.16	3.13	10,188	1.28	1.61	2.57	276
Year ended 02/28/23	10.45	0.12	(1.20)	(1.08)	(0.19)	—	(0.08)	(0.27)	9.10	(10.31)	10,003	1.27	1.57	1.31	301
Year ended 02/28/22	10.93	0.05	(0.43)	(0.38)	(0.10)	—	—	(0.10)	10.45	(3.53)	14,724	1.27	1.47	0.43	207
Year ended 02/28/21	11.26	0.08	0.10	0.18	(0.12)	(0.39)	—	(0.51)	10.93	1.56	19,013	1.27	1.72	0.67	292
Seven months ended 02/29/20	10.87	0.12	0.40	0.52	(0.13)	—	—	(0.13)	11.26	4.80	23,114	1.81(f)	1.81(f)	1.90(f)	64
Year ended 07/31/19	10.43	0.23	0.44	0.67	(0.23)	—	—	(0.23)	10.87	6.52	23,487	1.72	1.72	2.17	108
Class R
Six months ended 08/31/24	9.17	0.16	0.26	0.42	(0.15)	—	—	(0.15)	9.44	4.63	19,145	0.78(f)	1.09(f)	3.48(f)	102
Year ended 02/29/24	9.11	0.28	0.05	0.33	(0.27)	—	—	(0.27)	9.17	3.64	18,498	0.78	1.11	3.07	276
Year ended 02/28/23	10.45	0.17	(1.19)	(1.02)	(0.22)	—	(0.10)	(0.32)	9.11	(9.75)	17,545	0.77	1.07	1.81	301
Year ended 02/28/22	10.93	0.10	(0.43)	(0.33)	(0.15)	—	—	(0.15)	10.45	(3.04)	18,987	0.77	0.97	0.93	207
Year ended 02/28/21	11.27	0.13	0.10	0.23	(0.18)	(0.39)	—	(0.57)	10.93	2.02	19,876	0.77	1.22	1.17	292
Seven months ended 02/29/20	10.88	0.15	0.40	0.55	(0.16)	—	—	(0.16)	11.27	5.09	20,366	1.31(f)	1.31(f)	2.40(f)	64
Year ended 07/31/19	10.44	0.28	0.44	0.72	(0.28)	—	—	(0.28)	10.88	7.06	20,511	1.22	1.22	2.67	108
Class Y
Six months ended 08/31/24	9.15	0.18	0.27	0.45	(0.17)	—	—	(0.17)	9.43	5.00	95,850	0.28(f)	0.59(f)	3.98(f)	102
Year ended 02/29/24	9.10	0.33	0.03	0.36	(0.31)	—	—	(0.31)	9.15	4.05	70,445	0.28	0.61	3.57	276
Year ended 02/28/23	10.44	0.22	(1.19)	(0.97)	(0.26)	—	(0.11)	(0.37)	9.10	(9.30)	56,121	0.27	0.57	2.31	301
Year ended 02/28/22	10.92	0.15	(0.42)	(0.27)	(0.21)	—	—	(0.21)	10.44	(2.56)	29,184	0.27	0.47	1.43	207
Year ended 02/28/21	11.26	0.19	0.10	0.29	(0.24)	(0.39)	—	(0.63)	10.92	2.58	17,750	0.27	0.72	1.67	292
Seven months ended 02/29/20	10.88	0.20	0.40	0.60	(0.22)	—	—	(0.22)	11.26	5.55	19,032	0.81(f)	0.81(f)	3.09(f)	64
Year ended 07/31/19	10.43	0.35	0.45	0.80	(0.35)	—	—	(0.35)	10.88	7.81	20,940	0.73	0.73	3.37	108
Class R5
Six months ended 08/31/24	9.16	0.18	0.26	0.44	(0.17)	—	—	(0.17)	9.43	4.89	9	0.28(f)	0.41(f)	3.98(f)	102
Year ended 02/29/24	9.10	0.32	0.05	0.37	(0.31)	—	—	(0.31)	9.16	4.16	9	0.28	0.44	3.57	276
Year ended 02/28/23	10.44	0.22	(1.19)	(0.97)	(0.26)	—	(0.11)	(0.37)	9.10	(9.30)	9	0.27	0.41	2.31	301
Year ended 02/28/22	10.92	0.16	(0.43)	(0.27)	(0.21)	—	—	(0.21)	10.44	(2.56)	10	0.27	0.37	1.43	207
Year ended 02/28/21	11.27	0.19	0.09	0.28	(0.24)	(0.39)	—	(0.63)	10.92	2.49	10	0.27	0.47	1.67	292
Seven months ended 02/29/20	10.87	0.20	0.40	0.60	(0.20)	—	—	(0.20)	11.27	5.59	11	0.60(f)	0.60(f)	3.09(f)	64
Period ended 07/31/19(g)	10.67	0.07	0.19	0.26	(0.06)	—	—	(0.06)	10.87	2.44	10	0.62(f)	0.62(f)	3.39(f)	108
Class R6
Six months ended 08/31/24	9.16	0.18	0.26	0.44	(0.17)	—	—	(0.17)	9.43	4.89	21,751	0.28(f)	0.41(f)	3.98(f)	102
Year ended 02/29/24	9.10	0.33	0.04	0.37	(0.31)	—	—	(0.31)	9.16	4.16	17,088	0.28	0.44	3.57	276
Year ended 02/28/23	10.44	0.22	(1.19)	(0.97)	(0.26)	—	(0.11)	(0.37)	9.10	(9.30)	12,072	0.27	0.41	2.31	301
Year ended 02/28/22	10.92	0.16	(0.43)	(0.27)	(0.21)	—	—	(0.21)	10.44	(2.56)	17,022	0.27	0.37	1.43	207
Year ended 02/28/21	11.27	0.19	0.09	0.28	(0.24)	(0.39)	—	(0.63)	10.92	2.49	8,392	0.27	0.47	1.67	292
Seven months ended 02/29/20	10.88	0.20	0.40	0.60	(0.21)	—	—	(0.21)	11.27	5.60	5,795	0.58(f)	0.58(f)	3.14(f)	64
Year ended 07/31/19	10.44	0.36	0.43	0.79	(0.35)	—	—	(0.35)	10.88	7.80	5,662	0.56	0.56	3.41	108

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.02% for the seven months ended February 29, 2020 and the year ended July 31, 2019.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the seven months ended February 29, 2020, the portfolio turnover calculation excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $11,531,839 and 13,476,801, respectively. For the year ended July 31, 2019, the portfolio turnover calculation excludes purchase and sale transactions of TBA mortgage-related securities of $129,169,490 and $127,412,648, respectively.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended August 31, 2024 and 0.24% for the year ended February 29, 2024 and 0.24% for the years ended February 28, 2023, 2022 and 2021, respectively.
(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Intermediate Bond Factor Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Intermediate Bond Factor Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
Prior to February 28, 2020, the Fund sought to gain exposure to Regulation S securities primarily through investments in a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund could invest up to 25% of its total assets in the Subsidiary under its previous strategy. Effective February 28, 2020, the Fund no longer invests in Regulation S securities or the Subsidiary, and the Subsidiary was liquidated. For periods prior to February 28, 2020, the Financial Highlights report the operations of the Fund and the Subsidiary on a consolidated basis.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
16	Invesco Intermediate Bond Factor Fund

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in
17	Invesco Intermediate Bond Factor Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended August 31, 2024, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund
18	Invesco Intermediate Bond Factor Fund

executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
N.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
P.	Other Risks - Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.250%
Over $2 billion	0.230%
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.25%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least June 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.52%, 1.27%, 0.77%, 0.27%, 0.27% and 0.27%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2024, the Adviser waived advisory fees of $108,196 and reimbursed class level expenses of $103,687, $10,507, $19,377, $89,752, $1 and $2,778 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
19	Invesco Intermediate Bond Factor Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $5,440 in front-end sales commissions from the sale of Class A shares and $50 and $34 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$110,089,665	$—	$110,089,665
U.S. Treasury Securities	—	106,993,195	—	106,993,195
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	62,020,464	—	62,020,464
Asset-Backed Securities	—	2,526,147	—	2,526,147
Exchange-Traded Funds	952,400	—	—	952,400
Money Market Funds	571,771	2,990,338	—	3,562,109
Total Investments in Securities	1,524,171	284,619,809	—	286,143,980
Other Investments - Assets*
Futures Contracts	58,101	—	—	58,101
Other Investments - Liabilities*
Futures Contracts	(71,442)	—	—	(71,442)
Total Other Investments	(13,341)	—	—	(13,341)
Total Investments	$1,510,830	$284,619,809	$—	$286,130,639

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2024:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$58,101
Derivatives not subject to master netting agreements	(58,101)
Total Derivative Assets subject to master netting agreements	$—
20	Invesco Intermediate Bond Factor Fund

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(71,442)
Derivatives not subject to master netting agreements	71,442
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended August 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$171,479
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(50,006)
Total	$121,473
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$26,314,606
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,945.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$12,562,617	$9,477,507	$22,040,124
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $23,261,136 and $11,656,435, respectively. As of August 31, 2024, the aggregate cost of
21	Invesco Intermediate Bond Factor Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,230,244
Aggregate unrealized (depreciation) of investments	(6,970,014)
Net unrealized appreciation (depreciation) of investments	$(2,739,770)
Cost of investments for tax purposes is $288,870,409.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	798,081	$7,359,870	2,198,945	$20,033,846
Class C	82,709	760,065	327,875	2,987,708
Class R	248,154	2,287,014	491,383	4,493,008
Class Y	4,809,423	43,929,712	7,654,051	69,481,168
Class R6	750,521	6,940,948	987,348	8,988,422
Issued as reinvestment of dividends:
Class A	173,247	1,594,697	307,043	2,803,927
Class C	14,465	133,127	26,000	237,521
Class R	32,190	296,577	56,946	520,468
Class Y	109,407	1,007,908	156,322	1,431,835
Class R6	36,108	332,434	51,410	468,905
Automatic conversion of Class C shares to Class A shares:
Class A	65,884	605,493	150,295	1,368,906
Class C	(65,884)	(605,493)	(150,277)	(1,368,906)
Reacquired:
Class A	(1,107,521)	(10,181,333)	(2,306,369)	(20,981,071)
Class C	(107,344)	(988,117)	(190,468)	(1,728,030)
Class R	(269,460)	(2,476,411)	(456,833)	(4,156,485)
Class Y	(2,444,871)	(22,490,238)	(6,284,952)	(56,186,300)
Class R6	(345,632)	(3,178,272)	(499,697)	(4,537,960)
Net increase in share activity	2,779,477	$25,327,981	2,519,022	$23,856,962

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
22	Invesco Intermediate Bond Factor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Intermediate Bond Factor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Aggregate Bond Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Board considered that the Fund was
23	Invesco Intermediate Bond Factor Fund

created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board also noted that the Fund’s actual management fee rate was 0.00% due to expense limits and/or waivers, which was below the median actual management fee rate of its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective in 2020 in connection with its repositioning as a factor-based fund. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
24	Invesco Intermediate Bond Factor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
25	Invesco Intermediate Bond Factor Fund

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SEC file number(s): 811-05686 and 033-39519	Invesco Distributors, Inc.	O-INTI-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Real Estate Fund
Nasdaq:
A: IARAX ■ C: IARCX ■ R: IARRX ■ Y: IARYX ■ Investor: REINX ■ R5: IARIX ■ R6: IARFX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.49%
Apartments –6.99%
Camden Property Trust	190,109	$23,801,647
Equity Residential	660,290	49,442,515
		73,244,162
Data Centers –10.54%
Digital Realty Trust, Inc.	176,493	26,758,103
Equinix, Inc.	100,341	83,720,517
		110,478,620
Free Standing –8.85%
Agree Realty Corp.	431,147	31,478,043
Essential Properties Realty Trust, Inc.(b)	339,610	10,836,955
Realty Income Corp.	812,773	50,481,331
		92,796,329
Gaming REITs–2.26%
Gaming and Leisure Properties, Inc.	456,303	23,736,882
Health Care–15.23%
Alexandria Real Estate Equities, Inc.	320,007	38,263,237
Healthpeak Properties, Inc.	1,820,006	40,549,733
Welltower, Inc.	670,004	80,856,083
		159,669,053
Industrial–12.51%
Lineage, Inc.(c)	82,463	6,918,646
Prologis, Inc.	392,257	50,138,290
Rexford Industrial Realty, Inc.(b)	829,296	42,227,752
Terreno Realty Corp.(b)	460,845	31,816,739
		131,101,427
Infrastructure REITs–12.66%
American Tower Corp.	391,880	87,804,633
Crown Castle, Inc.	283,593	31,768,088
SBA Communications Corp., Class A	58,026	13,152,173
		132,724,894
Lodging Resorts–2.08%
Hilton Worldwide Holdings, Inc.	29,529	6,485,750
Host Hotels & Resorts, Inc.	366,429	6,485,793
Pebblebrook Hotel Trust(b)	664,051	8,831,878
		21,803,421
Office–1.42%
Empire State Realty Trust, Inc., Class A	197,499	2,131,014
Highwoods Properties, Inc.(b)	378,339	12,190,083
Kilroy Realty Corp.(b)	15,219	551,993
		14,873,090
Regional Malls–4.21%
Simon Property Group, Inc.	263,668	44,124,840
Shares		Value
Self Storage–7.75%
CubeSmart	614,680	$31,858,865
Extra Space Storage, Inc.(b)	148,733	26,325,741
Public Storage	67,013	23,033,708
		81,218,314
Shopping Centers–4.57%
Brixmor Property Group, Inc.	368,052	10,080,944
Kimco Realty Corp.	968,266	22,521,867
Kite Realty Group Trust	358,235	9,342,769
Urban Edge Properties	281,611	5,956,073
		47,901,653
Single Family Homes–4.79%
Invitation Homes, Inc.	1,364,123	50,254,291
Specialty–1.63%
Lamar Advertising Co., Class A	53,309	6,705,206
Outfront Media, Inc.	607,721	10,361,643
		17,066,849
Timber REITs–3.00%
PotlatchDeltic Corp.(b)	214,304	9,313,652
Weyerhaeuser Co.	725,125	22,109,061
		31,422,713
Total Common Stocks & Other Equity Interests (Cost $782,104,258)		1,032,416,538
Money Market Funds–1.51%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	5,469,803	5,469,803
Invesco Treasury Portfolio, Institutional Class, 5.15%(d)(e)	10,342,178	10,342,178
Total Money Market Funds (Cost $15,811,981)		15,811,981
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $797,916,239)		1,048,228,519
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.78%
Invesco Private Government Fund, 5.28%(d)(e)(f)	19,693,745	19,693,745
Invesco Private Prime Fund, 5.46%(d)(e)(f)	51,429,803	51,450,375
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $71,142,137)		71,144,120
TOTAL INVESTMENTS IN SECURITIES–106.78% (Cost $869,058,376)		1,119,372,639
OTHER ASSETS LESS LIABILITIES–(6.78)%		(71,104,464)
NET ASSETS–100.00%		$1,048,268,175

Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Real Estate Fund

Notes to Schedule of Investments:
(a)	Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,893,185	$43,749,722	$(42,173,104)	$-	$-	$5,469,803	$83,038
Invesco Liquid Assets Portfolio, Institutional Class	3,027,249	24,120,838	(27,147,201)	(524)	(362)	-	47,866
Invesco Treasury Portfolio, Institutional Class	4,449,355	59,348,164	(53,455,341)	-	-	10,342,178	111,628
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	487,769	129,599,353	(110,393,377)	-	-	19,693,745	273,118*
Invesco Private Prime Fund	1,254,264	235,990,270	(185,796,749)	1,983	607	51,450,375	726,140*
Total	$13,111,822	$492,808,347	$(418,965,772)	$1,459	$245	$86,956,101	$1,241,790

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Real Estate Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $782,104,258)*	$1,032,416,538
Investments in affiliated money market funds, at value (Cost $86,954,118)	86,956,101
Foreign currencies, at value (Cost $261)	259
Receivable for:
Investments sold	701,162
Fund shares sold	467,274
Dividends	994,617
Investment for trustee deferred compensation and retirement plans	338,754
Other assets	304,195
Total assets	1,122,178,900
Liabilities:
Payable for:
Investments purchased	407,884
Fund shares reacquired	1,294,637
Collateral upon return of securities loaned	71,142,137
Accrued fees to affiliates	618,642
Accrued trustees’ and officers’ fees and benefits	13,264
Accrued other operating expenses	79,955
Trustee deferred compensation and retirement plans	354,206
Total liabilities	73,910,725
Net assets applicable to shares outstanding	$1,048,268,175
Net assets consist of:
Shares of beneficial interest	$803,090,990
Distributable earnings	245,177,185
$1,048,268,175
Net Assets:
Class A	$546,099,123
Class C	$18,440,105
Class R	$80,931,408
Class Y	$93,275,545
Investor Class	$23,164,855
Class R5	$114,527,991
Class R6	$171,829,148
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	29,710,886
Class C	1,010,980
Class R	4,394,529
Class Y	5,079,649
Investor Class	1,264,993
Class R5	6,239,164
Class R6	9,362,719
Class A:
Net asset value per share	$18.38
Maximum offering price per share (Net asset value of $18.38 ÷ 94.50%)	$19.45
Class C:
Net asset value and offering price per share	$18.24
Class R:
Net asset value and offering price per share	$18.42
Class Y:
Net asset value and offering price per share	$18.36
Investor Class:
Net asset value and offering price per share	$18.31
Class R5:
Net asset value and offering price per share	$18.36
Class R6:
Net asset value and offering price per share	$18.35

*	At August 31, 2024, securities with an aggregate value of $70,619,790 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Real Estate Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $40)	$19,460,845
Dividends from affiliated money market funds (includes net securities lending income of $19,281)	261,813
Total investment income	19,722,658
Expenses:
Advisory fees	3,748,566
Administrative services fees	76,720
Custodian fees	5,431
Distribution fees:
Class A	639,142
Class C	91,364
Class R	193,653
Investor Class	23,094
Transfer agent fees — A, C, R, Y and Investor	798,591
Transfer agent fees — R5	52,136
Transfer agent fees — R6	26,161
Trustees’ and officers’ fees and benefits	15,789
Registration and filing fees	58,081
Reports to shareholders	75,296
Professional services fees	30,161
Other	170,962
Total expenses	6,005,147
Less: Fees waived and/or expense offset arrangement(s)	(30,928)
Net expenses	5,974,219
Net investment income	13,748,439
Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	3,402,575
Affiliated investment securities	245
3,402,820
Change in net unrealized appreciation of:
Unaffiliated investment securities	103,384,077
Affiliated investment securities	1,459
Foreign currencies	37
103,385,573
Net realized and unrealized gain	106,788,393
Net increase in net assets resulting from operations	$120,536,832
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Real Estate Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$13,748,439	$29,290,412
Net realized gain	3,402,820	21,839,233
Change in net unrealized appreciation (depreciation)	103,385,573	(57,374,984)
Net increase (decrease) in net assets resulting from operations	120,536,832	(6,245,339)
Distributions to shareholders from distributable earnings:
Class A	(5,902,324)	(19,259,590)
Class C	(141,099)	(537,153)
Class R	(785,828)	(2,561,190)
Class Y	(1,170,413)	(5,090,342)
Investor Class	(248,359)	(838,517)
Class R5	(1,516,068)	(5,441,333)
Class R6	(2,402,668)	(8,668,722)
Total distributions from distributable earnings	(12,166,759)	(42,396,847)
Share transactions–net:
Class A	(41,740,953)	(98,953,774)
Class C	(2,505,795)	(4,794,670)
Class R	(5,428,459)	(11,605,390)
Class Y	(13,827,144)	(106,459,318)
Investor Class	(1,004,542)	(4,188,143)
Class R5	(11,946,799)	(77,755,649)
Class R6	(38,736,109)	(58,566,932)
Net increase (decrease) in net assets resulting from share transactions	(115,189,801)	(362,323,876)
Net increase (decrease) in net assets	(6,819,728)	(410,966,062)
Net assets:
Beginning of period	1,055,087,903	1,466,053,965
End of period	$1,048,268,175	$1,055,087,903
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Real Estate Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$16.51	$0.22	$1.84	$2.06	$(0.19)	$—	$—	$(0.19)	$18.38	12.61%	$546,099	1.28%(d)	1.29%(d)	2.60%(d)	36%
Year ended 02/29/24	16.96	0.36	(0.26)	0.10	(0.35)	(0.20)	—	(0.55)	16.51	0.71	531,718	1.25	1.26	2.23	62
Year ended 02/28/23	21.15	0.25	(2.67)	(2.42)	(0.17)	(1.60)	—	(1.77)	16.96	(11.57)	649,570	1.24	1.24	1.30	42
Year ended 02/28/22	18.67	0.10	3.73	3.83	(0.21)	(1.11)	(0.03)	(1.35)	21.15	20.12	834,552	1.23	1.23	0.45	59
Year ended 02/28/21	20.72	0.17	(0.89)	(0.72)	(0.28)	(1.05)	—	(1.33)	18.67	(2.59)	804,058	1.28	1.28	0.98	156
Year ended 02/29/20	20.94	0.30	1.44	1.74	(0.35)	(1.61)	—	(1.96)	20.72	8.11	627,197	1.23	1.23	1.33	59
Class C
Six months ended 08/31/24	16.39	0.15	1.83	1.98	(0.13)	—	—	(0.13)	18.24	12.15	18,440	2.03(d)	2.04(d)	1.85(d)	36
Year ended 02/29/24	16.83	0.24	(0.26)	(0.02)	(0.22)	(0.20)	—	(0.42)	16.39	(0.02)	19,047	2.00	2.01	1.48	62
Year ended 02/28/23	20.99	0.11	(2.66)	(2.55)	(0.01)	(1.60)	—	(1.61)	16.83	(12.21)	24,619	1.99	1.99	0.55	42
Year ended 02/28/22	18.53	(0.07)	3.71	3.64	(0.04)	(1.11)	(0.03)	(1.18)	20.99	19.25	37,459	1.98	1.98	(0.30)	59
Year ended 02/28/21	20.56	0.04	(0.88)	(0.84)	(0.14)	(1.05)	—	(1.19)	18.53	(3.33)	38,752	2.03	2.03	0.23	156
Year ended 02/29/20	20.80	0.13	1.42	1.55	(0.18)	(1.61)	—	(1.79)	20.56	7.25	27,928	1.98	1.98	0.58	59
Class R
Six months ended 08/31/24	16.54	0.20	1.85	2.05	(0.17)	—	—	(0.17)	18.42	12.51	80,931	1.53(d)	1.54(d)	2.35(d)	36
Year ended 02/29/24	17.00	0.32	(0.27)	0.05	(0.31)	(0.20)	—	(0.51)	16.54	0.39	78,002	1.50	1.51	1.98	62
Year ended 02/28/23	21.18	0.21	(2.67)	(2.46)	(0.12)	(1.60)	—	(1.72)	17.00	(11.73)	92,226	1.49	1.49	1.05	42
Year ended 02/28/22	18.70	0.04	3.73	3.77	(0.15)	(1.11)	(0.03)	(1.29)	21.18	19.79	114,999	1.48	1.48	0.20	59
Year ended 02/28/21	20.74	0.13	(0.89)	(0.76)	(0.23)	(1.05)	—	(1.28)	18.70	(2.81)	103,667	1.53	1.53	0.73	156
Year ended 02/29/20	20.97	0.24	1.43	1.67	(0.29)	(1.61)	—	(1.90)	20.74	7.78	60,630	1.48	1.48	1.08	59
Class Y
Six months ended 08/31/24	16.49	0.24	1.84	2.08	(0.21)	—	—	(0.21)	18.36	12.76	93,276	1.03(d)	1.04(d)	2.85(d)	36
Year ended 02/29/24	16.95	0.40	(0.27)	0.13	(0.39)	(0.20)	—	(0.59)	16.49	0.91	97,481	1.00	1.01	2.48	62
Year ended 02/28/23	21.14	0.31	(2.68)	(2.37)	(0.22)	(1.60)	—	(1.82)	16.95	(11.34)	214,673	0.98	0.98	1.56	42
Year ended 02/28/22	18.66	0.15	3.73	3.88	(0.26)	(1.11)	(0.03)	(1.40)	21.14	20.43	296,638	0.98	0.98	0.70	59
Year ended 02/28/21	20.71	0.22	(0.90)	(0.68)	(0.32)	(1.05)	—	(1.37)	18.66	(2.33)	256,699	1.03	1.03	1.23	156
Year ended 02/29/20	20.94	0.36	1.42	1.78	(0.40)	(1.61)	—	(2.01)	20.71	8.33	204,951	0.98	0.98	1.58	59
Investor Class
Six months ended 08/31/24	16.45	0.22	1.83	2.05	(0.19)	—	—	(0.19)	18.31	12.60(e)	23,165	1.24(d)(e)	1.25(d)(e)	2.64(d)(e)	36
Year ended 02/29/24	16.90	0.37	(0.27)	0.10	(0.35)	(0.20)	—	(0.55)	16.45	0.72(e)	21,797	1.20(e)	1.21(e)	2.28(e)	62
Year ended 02/28/23	21.08	0.25	(2.66)	(2.41)	(0.17)	(1.60)	—	(1.77)	16.90	(11.53)	26,616	1.24	1.24	1.30	42
Year ended 02/28/22	18.61	0.11	3.71	3.82	(0.21)	(1.11)	(0.03)	(1.35)	21.08	20.17(e)	33,026	1.16(e)	1.16(e)	0.52(e)	59
Year ended 02/28/21	20.65	0.18	(0.89)	(0.71)	(0.28)	(1.05)	—	(1.33)	18.61	(2.53)(e)	27,546	1.23(e)	1.23(e)	1.03(e)	156
Year ended 02/29/20	20.89	0.30	1.42	1.72	(0.35)	(1.61)	—	(1.96)	20.65	8.06(e)	37,537	1.22(e)	1.22(e)	1.34(e)	59
Class R5
Six months ended 08/31/24	16.49	0.25	1.84	2.09	(0.22)	—	—	(0.22)	18.36	12.85	114,528	0.91(d)	0.91(d)	2.97(d)	36
Year ended 02/29/24	16.95	0.43	(0.28)	0.15	(0.41)	(0.20)	—	(0.61)	16.49	1.05	114,645	0.87	0.87	2.61	62
Year ended 02/28/23	21.14	0.33	(2.68)	(2.35)	(0.24)	(1.60)	—	(1.84)	16.95	(11.22)	198,456	0.87	0.87	1.67	42
Year ended 02/28/22	18.66	0.18	3.73	3.91	(0.29)	(1.11)	(0.03)	(1.43)	21.14	20.58	283,546	0.86	0.86	0.82	59
Year ended 02/28/21	20.71	0.25	(0.91)	(0.66)	(0.34)	(1.05)	—	(1.39)	18.66	(2.22)	247,114	0.87	0.87	1.39	156
Year ended 02/29/20	20.94	0.38	1.43	1.81	(0.43)	(1.61)	—	(2.04)	20.71	8.47	268,267	0.87	0.87	1.69	59
Class R6
Six months ended 08/31/24	16.49	0.25	1.84	2.09	(0.23)	—	—	(0.23)	18.35	12.83	171,829	0.85(d)	0.85(d)	3.03(d)	36
Year ended 02/29/24	16.95	0.44	(0.28)	0.16	(0.42)	(0.20)	—	(0.62)	16.49	1.12	192,398	0.80	0.80	2.68	62
Year ended 02/28/23	21.14	0.34	(2.68)	(2.34)	(0.25)	(1.60)	—	(1.85)	16.95	(11.16)	259,893	0.81	0.81	1.73	42
Year ended 02/28/22	18.66	0.20	3.72	3.92	(0.30)	(1.11)	(0.03)	(1.44)	21.14	20.67	341,500	0.78	0.78	0.90	59
Year ended 02/28/21	20.71	0.26	(0.90)	(0.64)	(0.36)	(1.05)	—	(1.41)	18.66	(2.13)	318,936	0.79	0.79	1.47	156
Year ended 02/29/20	20.93	0.40	1.44	1.84	(0.45)	(1.61)	—	(2.06)	20.71	8.60	202,467	0.79	0.79	1.77	59

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $630,639,314 and sold of $40,029,958 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Oppenheimer Real Estate Fund into the Fund.
(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.21%, 0.20%, 0.18%, 0.20% and 0.24% for the six months ended August 31, 2024 and the years ended February 29, 2024, February 28, 2022, February 28, 2021 and February 29, 2020, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Real Estate Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Real Estate Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
8	Invesco Real Estate Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
9	Invesco Real Estate Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended August 31, 2024, the Fund paid the Adviser $1,516 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
10	Invesco Real Estate Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.74%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2024, the Adviser waived advisory fees of $5,050.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The Fund pursuant to the Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and at the annual rate of 0.50% of the average daily net assets of Class R shares, respectively. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $17,732 in front-end sales commissions from the sale of Class A shares and $1,284 and $465 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended August 31, 2024, the Fund incurred $22,465 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
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Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,032,416,538	$—	$—	$1,032,416,538
Money Market Funds	15,811,981	71,144,120	—	86,956,101
Total Investments	$1,048,228,519	$71,144,120	$—	$1,119,372,639
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $25,878.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of February 29, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $360,122,018 and $486,857,885, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$225,558,332
Aggregate unrealized (depreciation) of investments	(3,031,476)
Net unrealized appreciation of investments	$222,526,856
Cost of investments for tax purposes is $896,845,783.
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NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,009,353	$16,791,701	2,513,090	$40,804,902
Class C	66,098	1,085,412	210,619	3,440,607
Class R	379,815	6,325,092	811,094	13,242,237
Class Y	706,769	11,723,610	1,659,680	26,950,068
Investor Class	36,791	598,021	80,938	1,323,603
Class R5	453,661	7,530,071	1,596,824	26,074,250
Class R6	1,056,348	17,458,517	2,748,690	44,380,498
Issued as reinvestment of dividends:
Class A	335,618	5,565,498	1,139,429	18,466,680
Class C	8,211	135,311	32,205	522,355
Class R	47,242	785,101	157,187	2,557,880
Class Y	53,892	892,935	203,111	3,280,364
Investor Class	14,315	234,333	50,079	809,326
Class R5	91,562	1,515,850	337,970	5,440,637
Class R6	143,158	2,370,096	533,854	8,595,837
Automatic conversion of Class C shares to Class A shares:
Class A	78,736	1,306,152	170,598	2,745,737
Class C	(79,314)	(1,306,152)	(171,838)	(2,745,737)
Reacquired:
Class A	(3,919,310)	(65,404,304)	(9,907,986)	(160,971,093)
Class C	(146,487)	(2,420,366)	(371,493)	(6,011,895)
Class R	(747,727)	(12,538,652)	(1,679,477)	(27,405,507)
Class Y	(1,591,266)	(26,443,689)	(8,616,826)	(136,689,750)
Investor Class	(111,278)	(1,836,896)	(380,988)	(6,321,072)
Class R5	(1,257,675)	(20,992,720)	(6,691,372)	(109,270,536)
Class R6	(3,505,813)	(58,564,722)	(6,950,911)	(111,543,267)
Net increase (decrease) in share activity	(6,877,301)	$(115,189,801)	(22,525,523)	$(362,323,876)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
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Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Real Estate Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the FTSE NAREIT All Equity REITs Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund’s underperformance was driven by allocation to certain market sectors, as well as stock selection in certain sectors. The Board also considered that the Fund underwent a change in portfolio management in 2022, and that performance results prior to such date were those of the prior portfolio management
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team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered additional information provided by management, including with respect to the fees comprising the Fund’s total expense ratio relative to those of peers. The independent Trustees met and discussed those responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent
15	Invesco Real Estate Fund

the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16	Invesco Real Estate Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
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SEC file number(s): 811-05686 and 033-39519	Invesco Distributors, Inc.	REA-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Short Duration Inflation Protected Fund
Nasdaq:
A: LMTAX ■ A2: SHTIX ■ Y: LMTYX ■ R5: ALMIX ■ R6: SDPSX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
11	Approval of Investment Advisory and Sub-Advisory Contracts
13	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–99.76%
U.S. Treasury Inflation — Indexed Bonds–19.73%(a)
U.S. Treasury Inflation - Indexed Bonds	2.00%	01/15/2026	$13,761	$ 13,658,727
U.S. Treasury Inflation - Indexed Bonds	2.38%	01/15/2027	11,173	11,273,487
U.S. Treasury Inflation - Indexed Bonds	1.75%	01/15/2028	10,226	10,217,575
U.S. Treasury Inflation - Indexed Bonds	3.63%	04/15/2028	14,219	15,118,997
U.S. Treasury Inflation - Indexed Bonds	2.50%	01/15/2029	9,031	9,337,962
U.S. Treasury Inflation - Indexed Bonds	3.87%	04/15/2029	16,251	17,804,737
				77,411,485
U.S. Treasury Inflation — Indexed Notes–80.03%(a)
U.S. Treasury Inflation - Indexed Notes	0.13%	10/15/2025	18,102	17,641,293
U.S. Treasury Inflation - Indexed Notes	0.62%	01/15/2026	24,316	23,699,696
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2026	20,827	20,083,435
U.S. Treasury Inflation - Indexed Notes	0.13%	07/15/2026	21,060	20,359,974
U.S. Treasury Inflation - Indexed Notes	0.13%	10/15/2026	19,208	18,512,318
U.S. Treasury Inflation - Indexed Notes	0.37%	01/15/2027	21,776	20,970,031
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2027	19,106	18,231,925
U.S. Treasury Inflation - Indexed Notes	0.38%	07/15/2027	20,679	19,913,145
U.S. Treasury Inflation - Indexed Notes	1.62%	10/15/2027	18,489	18,453,056
U.S. Treasury Inflation - Indexed Notes	0.50%	01/15/2028	21,438	20,553,254
U.S. Treasury Inflation - Indexed Notes	1.25%	04/15/2028	18,259	17,912,854
U.S. Treasury Inflation - Indexed Notes	0.75%	07/15/2028	20,018	19,365,398
U.S. Treasury Inflation - Indexed Notes	2.37%	10/15/2028	18,788	19,337,677
U.S. Treasury Inflation - Indexed Notes	0.87%	01/15/2029	19,620	18,956,817
U.S. Treasury Inflation - Indexed Notes	2.12%	04/15/2029	19,536	19,901,469
U.S. Treasury Inflation - Indexed Notes	0.25%	07/15/2029	21,321	20,012,708
				313,905,050
TOTAL INVESTMENTS IN SECURITIES–99.76% (Cost $396,251,777)				391,316,535
OTHER ASSETS LESS LIABILITIES–0.24%				937,558
NET ASSETS–100.00%				$392,254,093
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 1H.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.
	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,625,858	$(3,625,858)	$-	$-	$-	$745
Invesco Liquid Assets Portfolio, Institutional Class	-	2,307,507	(2,307,525)	-	18	-	435
Invesco Treasury Portfolio, Institutional Class	-	4,535,080	(4,535,080)	-	-	-	913
Total	$-	$10,468,445	$(10,468,463)	$-	$18	$-	$2,093
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Short Duration Inflation Protected Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $396,251,777)	$391,316,535
Receivable for:
Investments sold	3,606,789
Fund shares sold	61,542
Dividends	149
Interest	1,229,484
Investment for trustee deferred compensation and retirement plans	81,794
Other assets	41,325
Total assets	396,337,618
Liabilities:
Payable for:
Investments purchased	8,654
Fund shares reacquired	198,978
Amount due custodian	3,592,864
Accrued fees to affiliates	81,009
Accrued trustees’ and officers’ fees and benefits	759
Accrued other operating expenses	114,226
Trustee deferred compensation and retirement plans	87,035
Total liabilities	4,083,525
Net assets applicable to shares outstanding	$392,254,093
Net assets consist of:
Shares of beneficial interest	$444,249,781
Distributable earnings (loss)	(51,995,688)
$392,254,093
Net Assets:
Class A	$111,772,260
Class A2	$10,682,775
Class Y	$32,701,796
Class R5	$12,927,259
Class R6	$224,170,003
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	11,187,921
Class A2	1,068,195
Class Y	3,268,280
Class R5	1,292,818
Class R6	22,417,416
Class A:
Net asset value per share	$9.99
Maximum offering price per share (Net asset value of $9.99 ÷ 97.50%)	$10.25
Class A2:
Net asset value per share	$10.00
Maximum offering price per share (Net asset value of $10.00 ÷ 99.00%)	$10.10
Class Y:
Net asset value and offering price per share	$10.01
Class R5:
Net asset value and offering price per share	$10.00
Class R6:
Net asset value and offering price per share	$10.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Short Duration Inflation Protected Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Treasury Inflation-Protected Securities inflation adjustments	$12,137,797
Dividends from affiliated money market funds	2,093
Total investment income	12,139,890
Expenses:
Advisory fees	423,569
Administrative services fees	31,443
Custodian fees	31,501
Distribution fees:
Class A	148,051
Class A2	8,167
Transfer agent fees — A, A2, and Y	99,802
Transfer agent fees — R5	5,921
Transfer agent fees — R6	35,992
Trustees’ and officers’ fees and benefits	12,424
Registration and filing fees	40,898
Licensing fees	61,177
Reports to shareholders	14,687
Professional services fees	20,154
Other	8,926
Total expenses	942,712
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(150,827)
Net expenses	791,885
Net investment income	11,348,005
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(4,855,439)
Affiliated investment securities	18
(4,855,421)
Change in net unrealized appreciation of unaffiliated investment securities	8,292,143
Net realized and unrealized gain	3,436,722
Net increase in net assets resulting from operations	$14,784,727
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Short Duration Inflation Protected Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$11,348,005	$18,069,269
Net realized gain (loss)	(4,855,421)	(18,562,635)
Change in net unrealized appreciation	8,292,143	21,272,172
Net increase in net assets resulting from operations	14,784,727	20,778,806
Distributions to shareholders from distributable earnings:
Class A	(1,036,422)	(4,601,167)
Class A2	(99,767)	(331,271)
Class Y	(377,747)	(1,829,059)
Class R5	(180,661)	(910,290)
Class R6	(2,389,782)	(8,448,436)
Total distributions from distributable earnings	(4,084,379)	(16,120,223)
Return of capital:
Class A	—	(347,293)
Class A2	—	(25,004)
Class Y	—	(138,056)
Class R5	—	(68,708)
Class R6	—	(637,683)
Total return of capital	—	(1,216,744)
Total distributions	(4,084,379)	(17,336,967)
Share transactions–net:
Class A	(15,139,469)	(62,847,962)
Class A2	(618,895)	(793,741)
Class Y	(8,122,050)	(48,628,196)
Class R5	(8,063,448)	(13,472,997)
Class R6	(25,990,448)	(53,161,870)
Net increase (decrease) in net assets resulting from share transactions	(57,934,310)	(178,904,766)
Net increase (decrease) in net assets	(47,233,962)	(175,462,927)
Net assets:
Beginning of period	439,488,055	614,950,982
End of period	$392,254,093	$439,488,055
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Short Duration Inflation Protected Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$9.74	$0.26	$0.08	$0.34	$(0.09)	$—	$(0.09)	$9.99	3.47%	$111,772	0.55%(d)	0.67%(d)	5.18%(d)	18%
Year ended 02/29/24	9.67	0.31	0.05	0.36	(0.27)	(0.02)	(0.29)	9.74	3.79	123,910	0.55	0.68	3.22	36
Year ended 02/28/23	10.87	0.50	(0.99)	(0.49)	(0.64)	(0.07)	(0.71)	9.67	(4.66)	185,876	0.55	0.64	4.95	52
Year ended 02/28/22	10.82	0.57	(0.07)	0.50	(0.45)	—	(0.45)	10.87	4.65	126,718	0.55	0.61	5.23	53
Year ended 02/28/21	10.43	0.09	0.40	0.49	(0.09)	(0.01)	(0.10)	10.82	4.76	76,073	0.55	0.67	0.87	49
Year ended 02/29/20	10.16	0.22	0.24	0.46	(0.16)	(0.03)	(0.19)	10.43	4.61	45,383	0.55	0.66	2.17	45
Class A2
Six months ended 08/31/24	9.75	0.26	0.08	0.34	(0.09)	—	(0.09)	10.00	3.52	10,683	0.45(d)	0.57(d)	5.28(d)	18
Year ended 02/29/24	9.68	0.32	0.05	0.37	(0.28)	(0.02)	(0.30)	9.75	3.90	11,023	0.45	0.58	3.32	36
Year ended 02/28/23	10.88	0.51	(0.99)	(0.48)	(0.65)	(0.07)	(0.72)	9.68	(4.56)	11,739	0.45	0.54	5.05	52
Year ended 02/28/22	10.84	0.59	(0.09)	0.50	(0.46)	—	(0.46)	10.88	4.66	13,778	0.45	0.51	5.33	53
Year ended 02/28/21	10.45	0.10	0.40	0.50	(0.09)	(0.02)	(0.11)	10.84	4.86	15,618	0.45	0.57	0.97	49
Year ended 02/29/20	10.17	0.23	0.25	0.48	(0.17)	(0.03)	(0.20)	10.45	4.81	16,641	0.45	0.56	2.27	45
Class Y
Six months ended 08/31/24	9.75	0.27	0.09	0.36	(0.10)	—	(0.10)	10.01	3.70	32,702	0.30(d)	0.42(d)	5.43(d)	18
Year ended 02/29/24	9.68	0.34	0.05	0.39	(0.30)	(0.02)	(0.32)	9.75	4.05	39,865	0.30	0.43	3.47	36
Year ended 02/28/23	10.89	0.53	(1.01)	(0.48)	(0.66)	(0.07)	(0.73)	9.68	(4.49)	87,930	0.30	0.39	5.20	52
Year ended 02/28/22	10.84	0.60	(0.07)	0.53	(0.48)	—	(0.48)	10.89	4.91	100,465	0.30	0.36	5.48	53
Year ended 02/28/21	10.45	0.12	0.40	0.52	(0.11)	(0.02)	(0.13)	10.84	5.02	33,512	0.30	0.42	1.12	49
Year ended 02/29/20	10.18	0.25	0.24	0.49	(0.19)	(0.03)	(0.22)	10.45	4.86	17,906	0.30	0.41	2.42	45
Class R5
Six months ended 08/31/24	9.75	0.27	0.08	0.35	(0.10)	—	(0.10)	10.00	3.59	12,927	0.30(d)	0.37(d)	5.43(d)	18
Year ended 02/29/24	9.68	0.34	0.05	0.39	(0.30)	(0.02)	(0.32)	9.75	4.05	20,557	0.30	0.36	3.47	36
Year ended 02/28/23	10.88	0.53	(1.00)	(0.47)	(0.66)	(0.07)	(0.73)	9.68	(4.41)	33,939	0.30	0.30	5.20	52
Year ended 02/28/22	10.83	0.60	(0.07)	0.53	(0.48)	—	(0.48)	10.88	4.91	28,283	0.30	0.34	5.48	53
Year ended 02/28/21	10.44	0.12	0.40	0.52	(0.11)	(0.02)	(0.13)	10.83	5.02	4,640	0.30	0.34	1.12	49
Year ended 02/29/20	10.18	0.25	0.23	0.48	(0.19)	(0.03)	(0.22)	10.44	4.81	2,340	0.29	0.29	2.43	45
Class R6
Six months ended 08/31/24	9.75	0.27	0.08	0.35	(0.10)	—	(0.10)	10.00	3.59	224,170	0.30(d)	0.33(d)	5.43(d)	18
Year ended 02/29/24	9.68	0.34	0.05	0.39	(0.30)	(0.02)	(0.32)	9.75	4.05	244,133	0.30	0.34	3.47	36
Year ended 02/28/23	10.88	0.53	(1.00)	(0.47)	(0.66)	(0.07)	(0.73)	9.68	(4.41)	295,467	0.30	0.30	5.20	52
Year ended 02/28/22	10.84	0.61	(0.09)	0.52	(0.48)	—	(0.48)	10.88	4.84	322,282	0.28	0.28	5.50	53
Year ended 02/28/21	10.45	0.12	0.40	0.52	(0.11)	(0.02)	(0.13)	10.84	5.05	391,051	0.27	0.27	1.15	49
Year ended 02/29/20	10.18	0.25	0.24	0.49	(0.19)	(0.03)	(0.22)	10.45	4.92	467,061	0.26	0.26	2.46	45

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Short Duration Inflation Protected Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Short Duration Inflation Protected Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide protection from the negative effects of unanticipated inflation.
The Fund currently consists of five different classes of shares: Class A, Class A2, Class Y, Class R5 and Class R6. Class A2 shares are closed to new investors. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class Y, Class R5 and Class R6 shares are sold at net asset value.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.  Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt securities are subject to interest rate and credit risks.  In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall.  Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics.  Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
7	Invesco Short Duration Inflation Protected Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.
I.	Other Risks - Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.200%
Over $500 million	0.175%
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.20%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class Y, Class R5 and Class R6 shares to 0.55%, 0.45%, 0.30%, 0.30% and 0.30%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
 The Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2024, the Adviser waived advisory fees of $6,872 and reimbursed class level expenses of $70,750, $6,513, $22,539, $5,921 and $35,992 of Class A, Class A2, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class A2 shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares
8	Invesco Short Duration Inflation Protected Fund

and 0.15% of the Fund’s average daily net assets of Class A2 shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $1,909 and $39 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $2,891 and $0 from Class A and Class A2 shares, respectively, for CDSC was imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,240.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$7,012,962	$34,655,441	$41,668,403
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
9	Invesco Short Duration Inflation Protected Fund

NOTE 8—Investment Transactions
The aggregate amount of long-term U.S. government obligations (other than short-term securities and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $73,316,702 and $134,655,373, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,687,508
Aggregate unrealized (depreciation) of investments	(14,080,088)
Net unrealized appreciation (depreciation) of investments	$(12,392,580)
Cost of investments for tax purposes is $403,709,115.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	828,252	$8,120,033	2,621,073	$25,431,389
Class A2	2,503	24,623	6,335	61,454
Class Y	698,578	6,848,053	2,585,616	25,111,227
Class R5	37,623	368,096	571,384	5,560,449
Class R6	220,765	2,162,877	2,276,781	22,021,019
Issued as reinvestment of dividends:
Class A	86,499	846,282	442,574	4,277,575
Class A2	8,962	87,775	32,682	315,934
Class Y	28,344	277,731	158,724	1,538,619
Class R5	5,103	49,946	23,801	230,119
Class R6	242,829	2,377,093	930,413	8,993,372
Reacquired:
Class A	(2,453,734)	(24,105,784)	(9,565,530)	(92,556,926)
Class A2	(74,270)	(731,293)	(121,133)	(1,171,129)
Class Y	(1,546,688)	(15,247,834)	(7,740,312)	(75,278,042)
Class R5	(859,405)	(8,481,490)	(1,993,198)	(19,263,565)
Class R6	(3,098,076)	(30,530,418)	(8,693,219)	(84,176,261)
Net increase (decrease) in share activity	(5,872,715)	$(57,934,310)	(18,464,009)	$(178,904,766)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
10	Invesco Short Duration Inflation Protected Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Short Duration Inflation Protected Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the
Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Ice BofA 1-5 Year US Inflation-Linked Treasury Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the second quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a
11	Invesco Short Duration Inflation Protected Fund

particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
12	Invesco Short Duration Inflation Protected Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
13	Invesco Short Duration Inflation Protected Fund

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SEC file number(s): 811-05686 and 033-39519	Invesco Distributors, Inc.	SDIP-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Short Term Bond Fund
Nasdaq:
A: STBAX ■ C: STBCX ■ R: STBRX ■ Y: STBYX ■ R5: ISTBX ■ R6: ISTFX

2	Schedule of Investments
17	Financial Statements
20	Financial Highlights
21	Notes to Financial Statements
27	Approval of Investment Advisory and Sub-Advisory Contracts
29	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2024
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–65.37%
Aerospace & Defense–1.47%
BAE Systems PLC (United Kingdom), 5.00%, 03/26/2027(b)	$1,534,000	$1,551,541
Boeing Co. (The),
4.88%, 05/01/2025	3,329,000	3,315,776
6.26%, 05/01/2027(b)	1,115,000	1,147,390
6.30%, 05/01/2029(b)(c)	1,618,000	1,690,472
L3Harris Technologies, Inc., 5.40%, 01/15/2027	5,122,000	5,229,604
Lockheed Martin Corp., 4.50%, 02/15/2029	1,783,000	1,800,406
RTX Corp.,
5.00%, 02/27/2026	785,000	789,453
5.75%, 11/08/2026	6,318,000	6,482,218
5.75%, 01/15/2029	1,692,000	1,777,599
TransDigm, Inc.,
6.75%, 08/15/2028(b)	874,000	899,694
6.38%, 03/01/2029(b)	4,621,000	4,767,999
		29,452,152
Agricultural & Farm Machinery–1.00%
AGCO Corp., 5.45%, 03/21/2027	1,925,000	1,955,047
CNH Industrial Capital LLC, 5.45%, 10/14/2025	3,351,000	3,375,454
John Deere Capital Corp.,
5.30%, 09/08/2025	12,439,000	12,543,683
5.15%, 09/08/2026	1,496,000	1,522,668
4.90%, 03/03/2028	663,000	678,475
		20,075,327
Apparel, Accessories & Luxury Goods–0.20%
Tapestry, Inc.,
7.05%, 11/27/2025	1,779,000	1,812,634
7.00%, 11/27/2026(c)	2,087,000	2,153,239
		3,965,873
Application Software–0.70%
Constellation Software, Inc. (Canada), 5.16%, 02/16/2029(b)(c)	1,329,000	1,359,986
Intuit, Inc.,
5.25%, 09/15/2026	3,661,000	3,732,175
5.13%, 09/15/2028(c)	6,025,000	6,227,420
Open Text Corp. (Canada), 6.90%, 12/01/2027(b)	492,000	517,021
Roper Technologies, Inc., 4.50%, 10/15/2029	2,181,000	2,177,602
		14,014,204
Asset Management & Custody Banks–1.33%
Bank of New York Mellon Corp. (The), 4.98%, 03/14/2030(d)	1,290,000	1,320,457
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	963,000	973,907
Principal Amount		Value
Asset Management & Custody Banks–(continued)
State Street Corp.,
4.86%, 01/26/2026(d)	$1,677,000	$1,674,340
5.10%, 05/18/2026(c)(d)	4,221,000	4,227,794
5.27%, 08/03/2026(c)	5,995,000	6,091,412
5.75%, 11/04/2026(c)(d)	1,348,000	1,362,806
4.99%, 03/18/2027	4,034,000	4,099,237
4.53%, 02/20/2029(c)(d)	3,244,000	3,250,164
5.68%, 11/21/2029(c)(d)	3,506,000	3,673,690
		26,673,807
Automobile Manufacturers–5.94%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	4,950,000	4,850,112
American Honda Finance Corp., 5.80%, 10/03/2025(c)	8,778,000	8,889,252
Daimler Truck Finance North America LLC (Germany),
5.20%, 01/17/2025(b)	2,109,000	2,108,745
5.60%, 08/08/2025(b)(c)	2,943,000	2,964,101
5.15%, 01/16/2026(b)	2,096,000	2,109,238
Ford Motor Credit Co. LLC,
8.34% (SOFR + 2.95%), 03/06/2026(e)	3,590,000	3,686,824
5.85%, 05/17/2027(c)	14,235,000	14,480,167
6.80%, 11/07/2028	2,398,000	2,528,346
Hyundai Capital America,
5.88%, 04/07/2025(b)(c)	3,475,000	3,485,222
5.80%, 06/26/2025(b)	4,213,000	4,237,782
5.65%, 06/26/2026(b)(c)	1,719,000	1,744,971
5.30%, 03/19/2027(b)	3,674,000	3,729,389
5.60%, 03/30/2028(b)	1,032,000	1,059,230
Mercedes-Benz Finance North America LLC (Germany),
6.30% (SOFR + 0.93%), 03/30/2025(b)(e)	4,427,000	4,443,908
5.38%, 08/01/2025(b)	6,204,000	6,236,960
Toyota Motor Credit Corp.,
5.94% (SOFR + 0.56%), 01/10/2025(e)	5,179,000	5,183,063
5.60%, 09/11/2025	9,064,000	9,159,841
4.55%, 08/07/2026(c)	7,179,000	7,209,661
5.25%, 09/11/2028	5,014,000	5,180,839
4.55%, 08/09/2029(c)	1,476,000	1,488,910
Volkswagen Group of America Finance LLC (Germany),
5.80%, 09/12/2025(b)(c)	7,850,000	7,922,257
5.40%, 03/20/2026(b)	7,744,000	7,809,117
4.90%, 08/14/2026(b)	3,161,000	3,168,809
5.30%, 03/22/2027(b)	5,609,000	5,700,846
		119,377,590
Automotive Parts & Equipment–0.05%
ERAC USA Finance LLC, 5.00%, 02/15/2029(b)(c)	1,065,000	1,092,268
Automotive Retail–0.59%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	1,889,000	1,905,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Short Term Bond Fund

Principal Amount		Value
Automotive Retail–(continued)
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	$6,000,000	$5,863,714
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	4,000,000	4,097,805
		11,867,298
Biotechnology–0.32%
AbbVie, Inc., 4.80%, 03/15/2027(c)	3,842,000	3,894,197
Amgen, Inc., 5.25%, 03/02/2025	2,555,000	2,556,088
		6,450,285
Building Products–0.10%
Lennox International, Inc., 5.50%, 09/15/2028	1,895,000	1,957,179
Cable & Satellite–0.28%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	5,050,000	5,174,580
Comcast Corp., 5.25%, 11/07/2025(c)	529,000	533,018
		5,707,598
Cargo Ground Transportation–0.40%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	2,082,000	2,111,555
5.35%, 01/12/2027(b)	1,250,000	1,268,547
6.05%, 08/01/2028(b)	1,446,000	1,512,997
Ryder System, Inc., 5.30%, 03/15/2027	3,099,000	3,150,733
		8,043,832
Commercial & Residential Mortgage Finance–0.14%
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	2,792,000	2,895,953
Computer & Electronics Retail–0.06%
Dell International LLC/EMC Corp., 5.85%, 07/15/2025	1,118,000	1,126,141
Construction Machinery & Heavy Transportation Equipment– 0.36%
Caterpillar Financial Services Corp.,
5.15%, 08/11/2025	2,398,000	2,410,969
5.83% (SOFR + 0.46%), 08/11/2025(e)	1,815,000	1,818,711
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)(c)	2,959,000	3,043,515
		7,273,195
Consumer Electronics–0.82%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	14,770,000	15,068,760
5.63%, 04/24/2029(b)	1,284,000	1,331,062
		16,399,822
Consumer Finance–0.98%
American Express Co., 5.65%, 04/23/2027(c)(d)	4,119,000	4,181,288
Principal Amount		Value
Consumer Finance–(continued)
Capital One Financial Corp.,
7.15%, 10/29/2027(d)	$2,099,000	$2,200,547
6.31%, 06/08/2029(c)(d)	2,092,000	2,188,932
General Motors Financial Co., Inc.,
6.68% (SOFR + 1.30%), 04/07/2025(e)	5,418,000	5,442,319
6.05%, 10/10/2025	5,177,000	5,236,188
5.40%, 04/06/2026	492,000	496,699
		19,745,973
Distillers & Vintners–0.25%
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026	4,842,000	4,934,044
Distributors–0.28%
Genuine Parts Co.,
6.50%, 11/01/2028	2,390,000	2,558,529
4.95%, 08/15/2029(c)	3,000,000	3,019,402
		5,577,931
Diversified Banks–17.70%
Australia and New Zealand Banking Group Ltd. (Australia), 5.00%, 03/18/2026	7,540,000	7,606,590
Banco Santander S.A. (Spain),
5.15%, 08/18/2025	2,800,000	2,801,907
6.53%, 11/07/2027(d)	400,000	415,017
Bank of America Corp., 5.08%, 01/20/2027(d)	3,652,000	3,668,689
Bank of America N.A.,
5.65%, 08/18/2025	9,298,000	9,374,764
5.53%, 08/18/2026(c)	3,576,000	3,658,024
Bank of Montreal (Canada),
5.92%, 09/25/2025(c)	9,948,000	10,075,127
5.30%, 06/05/2026	1,476,000	1,496,756
6.72% (SOFR + 1.33%), 06/05/2026(c)(e)	3,350,000	3,388,889
Banque Federative du Credit Mutuel S.A. (France),
4.94%, 01/26/2026(b)	2,421,000	2,431,076
5.19%, 02/16/2028(b)	4,058,000	4,135,754
Barclays PLC (United Kingdom), 6.50%, 09/13/2027(d)	6,076,000	6,278,700
BPCE S.A. (France), 5.20%, 01/18/2027(b)(c)	2,306,000	2,336,860
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026	9,948,000	10,229,417
Citibank N.A.,
5.86%, 09/29/2025	7,312,000	7,407,192
5.44%, 04/30/2026	6,759,000	6,859,594
4.93%, 08/06/2026	3,531,000	3,562,594
5.49%, 12/04/2026	7,106,000	7,267,614
Citigroup, Inc.,
6.84% (3 mo. Term SOFR + 1.51%), 07/01/2026(e)	9,540,000	9,609,308
5.61%, 09/29/2026(d)	5,230,000	5,268,726
Citizens Bank N.A., 6.06%, 10/24/2025(d)	5,992,000	5,988,617
Comerica, Inc., 5.98%, 01/30/2030(c)(d)	780,000	793,809
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Cooperatieve Rabobank U.A. (Netherlands),
4.33%, 08/28/2026	$7,689,000	$7,691,345
5.50%, 10/05/2026	9,684,000	9,903,394
Fifth Third Bancorp, 6.34%, 07/27/2029(c)(d)	486,000	511,135
Goldman Sachs Bank USA, 5.28%, 03/18/2027(d)	9,960,000	10,039,315
HSBC Holdings PLC (United Kingdom),
7.34%, 11/03/2026(d)	4,583,000	4,711,348
5.89%, 08/14/2027(d)	2,600,000	2,655,679
HSBC USA, Inc., 5.29%, 03/04/2027	7,507,000	7,651,394
ING Groep N.V. (Netherlands), 6.08%, 09/11/2027(c)(d)	4,930,000	5,063,277
JPMorgan Chase & Co.,
5.55%, 12/15/2025(d)	8,352,000	8,354,281
6.07%, 10/22/2027(c)(d)	5,433,000	5,610,954
5.04%, 01/23/2028(c)(d)	5,287,000	5,351,387
5.57%, 04/22/2028(d)	3,020,000	3,096,720
4.98%, 07/22/2028(c)(d)	9,764,000	9,890,604
6.09%, 10/23/2029(d)	2,960,000	3,130,288
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	3,765,000	3,829,708
KeyBank N.A.,
4.70%, 01/26/2026	1,588,000	1,581,803
5.85%, 11/15/2027(c)	1,773,000	1,825,076
Lloyds Banking Group PLC (United Kingdom),
5.99%, 08/07/2027(d)	2,793,000	2,856,637
5.46%, 01/05/2028(d)	6,686,000	6,797,260
Macquarie Bank Ltd. (Australia), 5.39%, 12/07/2026(b)(c)	6,929,000	7,068,369
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025(c)	5,024,000	5,038,408
4.65%, 01/27/2026	4,030,000	4,006,468
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.54%, 04/17/2026(d)	5,862,000	5,874,138
Morgan Stanley Bank N.A.,
5.48%, 07/16/2025(c)	2,352,000	2,370,295
5.88%, 10/30/2026	3,641,000	3,752,506
4.95%, 01/14/2028(d)	5,462,000	5,505,210
5.50%, 05/26/2028(d)	6,765,000	6,935,146
Morgan Stanley Bank, N.A., 4.97%, 07/14/2028(c)(d)	5,786,000	5,859,268
National Securities Clearing Corp.,
5.15%, 05/30/2025(b)(c)	1,757,000	1,759,664
5.10%, 11/21/2027(b)	2,739,000	2,801,197
NatWest Group PLC (United Kingdom),
7.47%, 11/10/2026(d)	2,599,000	2,669,498
5.58%, 03/01/2028(d)	3,981,000	4,060,823
5.52%, 09/30/2028(d)	1,900,000	1,947,771
PNC Financial Services Group, Inc. (The),
5.67%, 10/28/2025(c)(d)	3,005,000	3,005,517
5.81%, 06/12/2026(d)	4,256,000	4,277,555
6.62%, 10/20/2027(d)	3,769,000	3,920,853
5.58%, 06/12/2029(d)	3,510,000	3,626,414
Royal Bank of Canada (Canada), 4.88%, 01/19/2027(c)	1,894,000	1,916,532
Principal Amount		Value
Diversified Banks–(continued)
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	$2,602,000	$2,662,877
6.75%, 02/08/2028(b)(d)	2,974,000	3,100,655
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.46%, 01/13/2026	5,997,000	6,053,856
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	1,930,000	1,962,155
5.65%, 09/14/2026(b)	2,081,000	2,123,944
5.20%, 03/07/2027(b)(c)	3,398,000	3,457,707
U.S. Bancorp,
5.73%, 10/21/2026(d)	4,625,000	4,673,061
6.79%, 10/26/2027(d)	10,429,000	10,905,067
UBS AG (Switzerland), 5.80%, 09/11/2025	6,807,000	6,879,045
Wells Fargo & Co.,
5.71%, 04/22/2028(c)(d)	1,867,000	1,917,977
5.57%, 07/25/2029(d)	1,821,000	1,881,024
6.30%, 10/23/2029(d)	2,033,000	2,157,291
7.63%(c)(d)(f)	1,982,000	2,135,211
Wells Fargo Bank N.A.,
4.81%, 01/15/2026	3,484,000	3,497,616
5.45%, 08/07/2026	3,703,000	3,773,028
5.25%, 12/11/2026(c)	6,787,000	6,919,507
		355,702,282
Diversified Capital Markets–1.08%
UBS Group AG (Switzerland),
6.37%, 07/15/2026(b)(d)	7,319,000	7,397,021
5.71%, 01/12/2027(b)(c)(d)	8,168,000	8,254,320
6.25%, 09/22/2029(b)(c)(d)	5,808,000	6,128,017
		21,779,358
Diversified Financial Services–1.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.10%, 01/15/2027	7,255,000	7,470,708
5.75%, 06/06/2028	1,738,000	1,798,113
Avolon Holdings Funding Ltd. (Ireland), 6.38%, 05/04/2028(b)	3,368,000	3,502,277
LPL Holdings, Inc.,
5.70%, 05/20/2027(c)	1,232,000	1,254,513
6.75%, 11/17/2028(c)	1,299,000	1,385,878
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	11,240,000	11,235,680
		26,647,169
Diversified Metals & Mining–0.80%
BHP Billiton Finance (USA) Ltd. (Australia),
5.25%, 09/08/2026	9,126,000	9,273,244
5.10%, 09/08/2028	4,804,000	4,926,484
Glencore Funding LLC (Australia), 6.44% (SOFR + 1.06%), 04/04/2027(b)(e)	1,785,000	1,787,410
		15,987,138
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Support Services–0.17%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)(c)	$3,026,000	$3,200,985
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	217,000	223,525
		3,424,510
Electric Utilities–3.23%
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	1,883,000	2,023,609
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028(c)	1,418,000	1,455,654
Duke Energy Corp.,
5.00%, 12/08/2025	2,478,000	2,488,493
4.85%, 01/05/2027(c)	4,829,000	4,877,695
5.00%, 12/08/2027(c)	754,000	768,313
4.85%, 01/05/2029(c)	1,112,000	1,127,720
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	2,526,000	2,584,864
Eversource Energy, 5.00%, 01/01/2027(c)	2,484,000	2,506,997
Georgia Power Co., 6.13% (SOFR + 0.75%), 05/08/2025(e)	7,537,000	7,555,315
National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/2026(c)	4,084,000	4,182,320
6.18% (SOFR + 0.80%), 02/05/2027(c)(e)	11,828,000	11,913,153
4.85%, 02/07/2029(c)	2,023,000	2,061,040
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	1,628,000	1,635,251
5.75%, 09/01/2025	5,758,000	5,806,825
4.95%, 01/29/2026	7,600,000	7,636,592
PacifiCorp, 5.10%, 02/15/2029	1,290,000	1,322,503
Southern Co. (The),
5.15%, 10/06/2025	1,130,000	1,133,837
Series B, 4.00%, 01/15/2051(d)	2,327,000	2,279,623
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	1,500,000	1,498,794
		64,858,598
Electrical Components & Equipment–0.40%
Regal Rexnord Corp.,
6.05%, 02/15/2026	5,343,000	5,411,427
6.05%, 04/15/2028	2,477,000	2,560,584
		7,972,011
Environmental & Facilities Services–0.46%
Veralto Corp.,
5.50%, 09/18/2026(b)	6,525,000	6,613,029
5.35%, 09/18/2028(b)	2,651,000	2,733,854
		9,346,883
Financial Exchanges & Data–0.08%
Nasdaq, Inc.,
5.65%, 06/28/2025	1,054,000	1,058,920
5.35%, 06/28/2028(c)	448,000	462,998
		1,521,918
Principal Amount		Value
Food Distributors–0.15%
Aramark Services, Inc., 5.00%, 04/01/2025(b)	$3,034,000	$3,030,929
Food Retail–0.53%
Kroger Co. (The),
4.70%, 08/15/2026	5,543,000	5,560,371
4.60%, 08/15/2027(c)	5,170,000	5,184,485
		10,744,856
Gas Utilities–0.05%
Southwest Gas Corp., 5.45%, 03/23/2028(c)	912,000	932,757
Health Care Equipment–0.05%
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	1,088,000	1,103,763
Health Care Services–0.26%
CVS Health Corp., 5.00%, 01/30/2029(c)	1,422,000	1,442,544
Icon Investments Six DAC,
5.81%, 05/08/2027	2,055,000	2,108,171
5.85%, 05/08/2029	1,536,000	1,605,425
		5,156,140
Hotels, Resorts & Cruise Lines–0.14%
Marriott International, Inc., 4.80%, 03/15/2030(c)	2,884,000	2,901,171
Industrial Machinery & Supplies & Components–0.14%
Ingersoll Rand, Inc., 5.20%, 06/15/2027	1,756,000	1,787,131
Nordson Corp., 5.60%, 09/15/2028	941,000	975,422
		2,762,553
Industrial REITs–0.04%
LXP Industrial Trust, 6.75%, 11/15/2028(c)	808,000	857,771
Integrated Oil & Gas–0.72%
BP Capital Markets America, Inc., 4.70%, 04/10/2029	1,514,000	1,534,601
Occidental Petroleum Corp.,
5.88%, 09/01/2025	7,010,000	7,054,619
5.00%, 08/01/2027	4,710,000	4,752,060
5.20%, 08/01/2029	1,141,000	1,157,726
		14,499,006
Integrated Telecommunication Services–0.14%
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	3,001,000	2,899,716
Interactive Media & Services–0.12%
Meta Platforms, Inc., 4.30%, 08/15/2029(c)	2,337,000	2,353,532
Internet Services & Infrastructure–0.04%
VeriSign, Inc., 5.25%, 04/01/2025	772,000	771,832
Investment Banking & Brokerage–1.64%
Charles Schwab Corp. (The), 5.88%, 08/24/2026	10,080,000	10,332,737
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Short Term Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
6.18% (SOFR + 0.81%), 03/09/2027(e)	$6,097,000	$6,092,978
6.19% (SOFR + 0.82%), 09/10/2027(e)	508,000	507,052
Series W, 7.50%(c)(d)(f)	10,381,000	11,081,852
Morgan Stanley,
5.05%, 01/28/2027(c)(d)	1,896,000	1,907,276
5.65%, 04/13/2028(d)	1,988,000	2,041,083
5.45%, 07/20/2029(d)	970,000	1,000,060
		32,963,038
Leisure Products–0.13%
Polaris, Inc., 6.95%, 03/15/2029(c)	2,364,000	2,536,413
Life & Health Insurance–4.49%
Athene Global Funding,
5.62%, 05/08/2026(b)(c)	7,205,000	7,299,270
4.86%, 08/27/2026(b)	8,181,000	8,196,858
5.52%, 03/25/2027(b)	2,875,000	2,932,560
Corebridge Global Funding,
6.67% (SOFR + 1.30%), 09/25/2026(b)(c)(e)	4,574,000	4,610,289
4.65%, 08/20/2027(b)	4,427,000	4,448,121
5.90%, 09/19/2028(b)	1,874,000	1,956,417
5.20%, 01/12/2029(b)	1,452,000	1,483,828
5.20%, 06/24/2029(b)	2,694,000	2,770,325
Delaware Life Global Funding, Series 22-1, 3.31%, 03/10/2025(b)	6,041,000	5,927,973
GA Global Funding Trust, 5.50%, 01/08/2029(b)	2,290,000	2,350,529
Jackson National Life Global Funding, 5.50%, 01/09/2026(b)	4,807,000	4,838,848
MassMutual Global Funding II, 5.10%, 04/09/2027(b)(c)	6,674,000	6,822,284
Northwestern Mutual Global Funding, 5.07%, 03/25/2027(b)(c)	3,314,000	3,386,659
Pacific Life Global Funding II,
6.43% (SOFR + 1.05%), 07/28/2026(b)(e)	5,074,000	5,116,880
5.50%, 08/28/2026(b)	7,027,000	7,160,847
4.50%, 08/28/2029(b)	8,029,000	8,044,576
Pricoa Global Funding I,
5.55%, 08/28/2026(b)(c)	2,966,000	3,029,647
4.40%, 08/27/2027(b)	4,047,000	4,056,425
Principal Life Global Funding II, 5.00%, 01/16/2027(b)(c)	1,348,000	1,366,196
Protective Life Global Funding, 5.37%, 01/06/2026(b)(c)	4,494,000	4,535,541
		90,334,073
Managed Health Care–0.87%
Elevance Health, Inc., 5.35%, 10/15/2025	4,127,000	4,153,270
Humana, Inc.,
5.70%, 03/13/2026	2,685,000	2,685,110
5.75%, 12/01/2028(c)	1,472,000	1,538,169
Principal Amount		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.,
5.00%, 10/15/2024	$2,754,000	$2,752,706
5.15%, 10/15/2025	1,749,000	1,763,422
4.75%, 07/15/2026(c)	4,541,000	4,588,599
		17,481,276
Movies & Entertainment–0.47%
Netflix, Inc., 5.88%, 02/15/2025	3,052,000	3,058,924
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	6,368,000	6,370,434
		9,429,358
Multi-Family Residential REITs–0.54%
Camden Property Trust, 5.85%, 11/03/2026(c)	10,429,000	10,759,206
Multi-Utilities–0.42%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026(c)	3,104,000	3,127,617
DTE Energy Co., 4.95%, 07/01/2027	1,215,000	1,228,410
NiSource, Inc., 5.25%, 03/30/2028	447,000	457,125
WEC Energy Group, Inc.,
5.00%, 09/27/2025	2,648,000	2,655,107
5.15%, 10/01/2027	914,000	933,115
		8,401,374
Office REITs–0.30%
Brandywine Operating Partnership L.P., 8.05%, 03/15/2028(c)	4,768,000	5,077,386
Office Properties Income Trust, 9.00%, 09/30/2029(b)	1,069,000	870,989
		5,948,375
Oil & Gas Exploration & Production–1.08%
Apache Corp., 7.75%, 12/15/2029	1,422,000	1,573,133
Civitas Resources, Inc., 8.38%, 07/01/2028(b)	2,844,000	3,001,882
Devon Energy Corp.,
5.25%, 10/15/2027	4,053,000	4,078,903
5.88%, 06/15/2028	5,597,000	5,655,257
Diamondback Energy, Inc.,
5.20%, 04/18/2027	1,693,000	1,721,847
5.15%, 01/30/2030(c)	1,610,000	1,647,836
Pioneer Natural Resources Co., 5.10%, 03/29/2026	495,000	499,973
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	3,495,000	3,627,544
		21,806,375
Oil & Gas Storage & Transportation–3.90%
6297782 LLC (Canada),
4.91%, 09/01/2027(b)	5,868,000	5,881,948
5.03%, 10/01/2029(b)	1,915,000	1,911,385
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	704,000	719,042
Energy Transfer L.P.,
6.05%, 12/01/2026	4,314,000	4,445,107
5.50%, 06/01/2027	16,534,000	16,863,705
6.10%, 12/01/2028	1,502,000	1,587,088
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Short Term Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	$9,953,000	$10,207,966
Kinder Morgan, Inc., 5.10%, 08/01/2029(c)	3,274,000	3,336,938
ONEOK Partners L.P., 4.90%, 03/15/2025	1,727,000	1,722,519
ONEOK, Inc.,
5.85%, 01/15/2026	2,148,000	2,176,616
5.55%, 11/01/2026	1,930,000	1,966,588
5.65%, 11/01/2028(c)	711,000	738,804
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028(c)	9,100,000	9,825,328
TransCanada PipeLines Ltd. (Canada), 6.20%, 03/09/2026	6,764,000	6,764,805
Transcanada Trust (Canada), 5.63%, 05/20/2075(d)	3,393,000	3,348,786
Williams Cos., Inc. (The),
5.30%, 08/15/2028	4,176,000	4,289,521
4.80%, 11/15/2029(c)	2,508,000	2,527,224
		78,313,370
Packaged Foods & Meats–0.37%
Campbell Soup Co., 5.20%, 03/19/2027	1,035,000	1,056,927
General Mills, Inc.,
5.24%, 11/18/2025(c)	4,377,000	4,378,234
5.50%, 10/17/2028	1,929,000	2,006,159
		7,441,320
Paper & Plastic Packaging Products & Materials–0.06%
Berry Global, Inc., 4.88%, 07/15/2026(b)	1,251,000	1,240,497
Passenger Airlines–0.71%
American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 07/11/2030	1,708,880	1,574,170
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	875,000	871,164
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	327,471	307,138
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	6,006,884	5,984,382
United Airlines Pass-Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	1,543,526	1,513,293
Series 2020-1, Class A, 5.88%, 10/15/2027	2,625,377	2,677,276
United AirLines, Inc., 4.38%, 04/15/2026(b)	1,404,000	1,371,524
		14,298,947
Personal Care Products–0.23%
Coty, Inc., 5.00%, 04/15/2026(b)	1,500,000	1,496,676
Kenvue, Inc., 5.50%, 03/22/2025	3,037,000	3,047,071
		4,543,747
Principal Amount		Value
Pharmaceuticals–0.59%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027(c)	$3,410,000	$3,457,263
Bristol-Myers Squibb Co.,
4.95%, 02/20/2026(c)	2,381,000	2,403,076
4.90%, 02/22/2027(c)	742,000	753,989
Eli Lilly and Co., 4.50%, 02/09/2027	5,294,000	5,342,412
		11,956,740
Rail Transportation–0.52%
TTX Co., 5.50%, 09/25/2026(b)	10,312,000	10,494,289
Real Estate Development–0.45%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	8,213,000	9,085,162
Regional Banks–0.62%
Huntington Bancshares, Inc., 6.21%, 08/21/2029(c)(d)	1,430,000	1,502,977
Santander Holdings USA, Inc., 6.12%, 05/31/2027(c)(d)	3,299,000	3,354,330
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(d)	2,692,000	2,745,493
Truist Financial Corp.,
6.05%, 06/08/2027(c)(d)	1,832,000	1,870,441
7.16%, 10/30/2029(d)	981,000	1,066,270
5.44%, 01/24/2030(c)(d)	1,857,000	1,905,345
		12,444,856
Renewable Electricity–0.02%
NextEra Energy Operating Partners L.P., 4.25%, 09/15/2024(b)	375,000	373,662
Retail REITs–0.04%
Realty Income Corp., 5.05%, 01/13/2026	817,000	817,052
Self-Storage REITs–0.60%
Extra Space Storage L.P., 5.70%, 04/01/2028	961,000	992,556
Public Storage Operating Co.,
6.08% (SOFR + 0.70%), 04/16/2027(e)	10,156,000	10,201,351
5.13%, 01/15/2029(c)	871,000	898,463
		12,092,370
Semiconductors–0.25%
Broadcom, Inc., 5.05%, 07/12/2027	3,912,000	3,972,553
Foundry JV Holdco LLC, 5.90%, 01/25/2030(b)	1,050,000	1,080,472
		5,053,025
Soft Drinks & Non-alcoholic Beverages–0.28%
PepsiCo, Inc.,
5.25%, 11/10/2025(c)	2,846,000	2,877,212
5.13%, 11/10/2026(c)	2,794,000	2,849,444
		5,726,656
Sovereign Debt–1.15%
Indonesia Government International Bond (Indonesia), 4.40%, 03/10/2029	9,538,000	9,539,669
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Short Term Bond Fund

Principal Amount		Value
Sovereign Debt–(continued)
Mexico Government International Bond (Mexico), 5.00%, 05/07/2029(c)	$9,715,000	$9,725,684
Romanian Government International Bond (Romania), 5.88%, 01/30/2029(b)	3,794,000	3,872,782
		23,138,135
Specialized Finance–0.08%
Blackstone Private Credit Fund, 7.05%, 09/29/2025	1,656,000	1,682,644
Specialty Chemicals–0.41%
Eastman Chemical Co., 5.00%, 08/01/2029(c)	1,133,000	1,150,158
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026(c)	3,892,000	3,746,094
8.75%, 05/03/2029(b)	3,266,000	3,413,222
		8,309,474
Steel–0.34%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	2,969,000	3,132,142
Cleveland-Cliffs, Inc., 5.88%, 06/01/2027	1,500,000	1,498,982
POSCO (South Korea), 5.63%, 01/17/2026(b)	2,197,000	2,220,413
		6,851,537
Systems Software–0.11%
Oracle Corp., 5.80%, 11/10/2025	2,253,000	2,283,514
Technology Hardware, Storage & Peripherals–0.64%
Hewlett Packard Enterprise Co.,
5.90%, 10/01/2024	6,109,000	6,110,457
6.10%, 04/01/2026(c)	6,773,000	6,774,110
		12,884,567
Tobacco–0.55%
Philip Morris International, Inc.,
5.00%, 11/17/2025	2,660,000	2,670,223
4.75%, 02/12/2027	4,684,000	4,727,321
5.13%, 11/17/2027	1,404,000	1,435,707
5.25%, 09/07/2028	2,236,000	2,301,895
		11,135,146
Trading Companies & Distributors–0.12%
Mitsubishi Corp. (Japan), 5.00%, 07/02/2029(b)	2,393,000	2,466,147
Transaction & Payment Processing Services–0.38%
Fiserv, Inc., 5.15%, 03/15/2027	7,481,000	7,609,110
Wireless Telecommunication Services–0.11%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	1,019,063	1,016,292
T-Mobile USA, Inc., 4.95%, 03/15/2028(c)	1,187,000	1,205,188
		2,221,480
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,295,802,491)		1,314,007,300
Principal Amount		Value

Asset-Backed Securities–25.48%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(g)	$528,596	$505,959
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(g)	1,840,099	1,717,192
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(g)	1,022,544	965,010
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(g)	2,515,154	2,154,454
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(g)	9,717,476	8,360,952
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(g)	6,119,512	5,676,076
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(g)	4,701,059	4,756,520
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(g)	5,960,193	6,007,184
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-5A, Class A, 6.12%, 04/20/2027(b)	19,000,000	19,312,159
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	2,033,000	2,069,057
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,425,000	2,443,736
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	6,690,000	6,851,093
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2021-1A, Class A, 6.60% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(e)	4,000,000	4,002,988
Series 2022-1A, Class A1, 6.60% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(e)	2,554,000	2,557,831
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033(b)	20,000,000	19,557,052
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 6.44%, 05/25/2034(g)	9,363	9,009
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(g)	4,805,303	4,265,031
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(g)	5,597,688	4,842,764
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 7.37%, 08/25/2033(g)	7,333	7,126
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	86,122	79,271
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	171,460	162,311
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.66%, 01/15/2051(h)	17,887,220	245,779
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Short Term Bond Fund

Principal Amount		Value

BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(g)	$938,965	$887,921
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.30% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	3,243,317	3,214,273
Series 2021-VOLT, Class A, 6.15% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(e)	6,565,000	6,507,665
Series 2021-VOLT, Class B, 6.40% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(e)	11,325,000	11,151,350
Series 2021-VOLT, Class C, 6.55% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(e)	2,795,000	2,742,092
Series 2021-VOLT, Class D, 7.10% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(e)	6,464,000	6,367,050
BX Trust,
Series 2021-LGCY, Class A, 5.96% (1 mo. Term SOFR + 0.62%), 10/15/2036(b)(e)	25,000,000	24,611,283
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	2,630,000	2,642,671
Series 2022-LBA6, Class A, 6.34% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	5,550,000	5,503,988
Series 2022-LBA6, Class B, 6.64% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	3,435,000	3,385,059
Series 2022-LBA6, Class C, 6.94% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	1,835,000	1,810,838
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	11,274,000	11,515,054
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(h)	7,707,143	142,774
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(g)	45,910	43,282
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(g)	1,458,050	1,318,840
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.92%, 01/25/2036(g)	193,208	178,304
CIFC Funding Ltd., Series 2016-1A, Class ARR, 6.62% (3 mo. Term SOFR + 1.34%), 10/21/2031(b)(e)	2,424,000	2,426,843
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(h)	18,369,731	445,405
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 7.38%, 08/25/2034(g)	34,735	32,901
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	325,917	312,609
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(g)	5,345,379	4,444,719
Principal Amount		Value

COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(g)	$6,657,300	$5,890,300
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(g)	3,502,260	3,163,121
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(g)	3,512,173	3,308,682
Series 2022-5, Class A1, 4.55%, 04/25/2067(b)(g)	12,007,808	12,168,348
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	137,003	133,014
Series 2005-J4, Class A7, 5.50%, 11/25/2035	263,807	217,746
Credit Suisse Mortgage Capital Trust,
Series 2020-AFC1, Class A1, 3.24%, 02/25/2050(b)(g)	2,790,906	2,662,863
Series 2021-INV1, Class A4, 2.50%, 07/25/2056(b)(g)	11,720,314	10,521,167
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(g)	803,049	716,895
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(g)	3,696,795	3,266,402
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(g)	4,637,823	4,401,138
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(g)	5,216,663	5,176,595
Series 2022-NQM4, Class A1A, 4.82%, 06/25/2067(b)(g)	8,164,811	8,157,356
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.64% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(e)	1,705,121	1,701,759
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(g)	181,903	178,127
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(g)	977,148	835,268
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(g)	3,447,082	2,995,136
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(g)	4,974,548	5,008,379
Enterprise Fleet Financing LLC,
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	1,461,000	1,475,141
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	730,000	748,209
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(g)	8,201,496	7,259,776
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(g)	1,735,144	1,540,165
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	5,507,791	5,643,017
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(g)	1,355,116	1,311,907
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(b)(g)	595,734	562,133
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class ARR, 6.34% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(e)	7,000,000	7,005,467
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Short Term Bond Fund

Principal Amount		Value

GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(g)	$4,402,601	$3,901,561
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.43%, 07/25/2035(g)	25,223	23,133
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	466,667	462,232
Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(b)	820,510	795,007
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	1,521,137	1,526,551
ICG US CLO Ltd., Series 2016-1A, Class A1RR, 6.78% (3 mo. Term SOFR + 1.51%), 04/29/2034(b)(e)	3,000,000	3,003,549
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(i)	6,557,000	6,320,948
IP Lending VII Ltd., Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(i)	8,658,000	8,669,255
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(g)	103,492	103,988
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO, 1.27%, 02/15/2048(h)	21,939,966	9,507
KKR Financial CLO Ltd., Series 2013-1A, Class A1R2, 6.40% (3 mo. Term SOFR + 1.10%), 04/15/2029(b)(e)	3,098,428	3,101,065
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 11/30/2024(b)(g)(i)(j)	13,773	0
Life Mortgage Trust,
Series 2021-BMR, Class A, 6.15% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(e)	5,853,331	5,750,075
Series 2021-BMR, Class B, 6.33% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(e)	2,839,421	2,773,060
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, 6.46% (3 mo. Term SOFR + 1.18%), 10/18/2030(b)(e)	6,245,770	6,255,139
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(g)	3,424,251	3,031,473
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(g)	3,295,992	2,914,107
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(g)	251,669	235,931
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(g)	6,625,544	5,807,097
MMAF Equipment Finance LLC, Series 2020-A, Class A3, 0.97%, 04/09/2027(b)	3,198,883	3,087,898
Principal Amount		Value

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(h)	$6,923,464	$163,013
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(g)	550,090	518,760
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(g)	892,725	833,202
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(g)	3,418,793	3,196,895
OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(g)	85,792	83,425
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(g)	5,113,237	4,338,165
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(g)	4,213,548	3,758,543
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(b)(g)	3,104,130	3,082,996
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(b)(g)	7,065,540	7,100,702
Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(g)	3,042,138	3,069,048
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(g)	3,792,338	3,368,622
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 6.52% (3 mo. Term SOFR + 1.22%), 07/15/2030(b)(e)	3,950,715	3,955,586
Series 2020-8RA, Class A1, 6.77% (3 mo. Term SOFR + 1.48%), 01/17/2032(b)(e)	9,282,836	9,306,442
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 6.64% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(e)	3,874,000	3,877,386
PRKCM Trust,
Series 2021-AFC2, Class M1, 5.34%, 08/25/2057(b)(g)	5,148,369	5,122,647
Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)(g)	5,629,910	5,800,615
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	3,534,670	3,226,877
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	8,505,800	8,434,917
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	6,368,040	6,776,025
Regatta XIII Funding Ltd., Series 2018-2A, Class A1R, 6.40% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(e)	3,562,162	3,566,789
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,731	2,179
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(g)	47,723	47,139
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(g)	299,823	292,681
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	2,843,092	2,789,195
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Short Term Bond Fund

Principal Amount		Value

Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(g)	$443,502	$373,709
Series 2013-6, Class A2, 3.00%, 05/25/2043(g)	555,681	496,762
Series 2013-7, Class A2, 3.00%, 06/25/2043(g)	358,247	319,371
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class A, 2.34%, 08/20/2036(b)	710,604	709,097
Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	4,475,542	3,994,698
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	78,180	74,536
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(g)	899,173	846,795
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(g)	4,468,472	3,971,560
Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(g)	210,400	12,462
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	3,141,000	3,230,474
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 6.50% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(e)	2,460,749	2,471,788
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 6.39% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(e)	3,796,745	3,798,833
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	1,995,000	2,028,061
Textainer Marine Containers Ltd., Series 2021-3A, CLass A, 1.94%, 08/20/2046(b)	2,090,000	1,849,774
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	4,958,800	4,549,639
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.82% (3 mo. Term SOFR + 1.54%), 04/20/2033(b)(e)	7,162,000	7,165,574
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	6,409,000	6,379,067
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(h)	11,499,927	254,577
Vendee Mortgage Trust, Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(k)	262,755	509
Principal Amount		Value

Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)(g)	$819,526	$797,882
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(g)	1,899,235	1,701,698
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(g)	1,170,529	1,048,954
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(g)	4,961,554	4,425,715
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(g)	1,226,159	1,150,931
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(g)	3,415,628	3,175,042
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(g)	1,810,334	1,807,061
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(g)	2,371,124	2,403,688
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	854,334	808,952
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.83%, 10/25/2033(g)	69,150	66,156
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(g)	29,440	27,096
Series 2005-AR16, Class 1A1, 4.80%, 12/25/2035(g)	138,186	125,603
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.00%, 12/15/2050(h)	11,514,652	265,286
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(b)	6,264,659	6,109,545
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	10,000,000	10,167,646
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	9,695,150	8,859,076
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	3,907,000	4,028,901
Total Asset-Backed Securities (Cost $532,695,120)		512,261,529
U.S. Treasury Securities–3.55%
U.S. Treasury Bills–0.77%
5.27% - 5.30%, 09/05/2024(l)	9,613,000	9,607,485
4.78%, 01/30/2025(l)(m)	6,000,000	5,882,694
		15,490,179
U.S. Treasury Notes–2.78%
4.38%, 07/31/2026	17,216,200	17,346,666
3.75%, 08/15/2027	34,740,600	34,703,960
4.00%, 07/31/2029	3,725,500	3,770,031
		55,820,657
Total U.S. Treasury Securities (Cost $71,120,792)		71,310,836
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Short Term Bond Fund

Principal Amount		Value

Agency Credit Risk Transfer Notes–0.61%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.45% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	$4,230,177	$4,298,013
Series 2022-R04, Class 1M1, 7.35% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	2,125,409	2,155,217
Series 2023-R02, Class 1M1, 7.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	1,459,823	1,501,318
Freddie Mac,
Series 2022-HQA3, Class M1, STACR®, 7.65% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(e)	2,081,773	2,132,050
Series 2022-DNA6, Class M1, STACR®, 7.50% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(e)	889,841	898,880
Series 2023-DNA1, Class M1, STACR®, 7.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	1,187,098	1,208,369
Total Agency Credit Risk Transfer Notes (Cost $11,974,121)		12,193,847
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.56%
Collateralized Mortgage Obligations–0.31%
Fannie Mae Interest STRIPS,
IO, 7.50%, 11/25/2029(k)	248,826	30,301
6.50%, 02/25/2032 to 07/25/2032(k)	171,630	21,949
6.00%, 12/25/2032 to 09/25/2035(k)	426,204	54,688
5.50%, 11/25/2033 to 06/25/2035(k)	355,467	51,934
PO, 0.00%, 09/25/2032(j)	14,164	12,773
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(k)	$318,661	$8,387
2.43% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(e)(k)	90,616	8,240
2.44% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(e)(k)	19,578	1,913
2.49% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(e)(k)	88,351	7,121
2.53% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(e)(k)	39,483	3,887
2.64% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(e)(k)	55,652	5,771
1.54% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(k)	37,357	2,786
2.34% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(k)	17,145	1,871
2.54% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(e)(k)	114,584	12,314
2.63% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(k)	80,679	6,995
2.79% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(e)(k)	100,328	14,350
7.00%, 04/25/2033(k)	493,079	69,155
1.24% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035(e)(k)	420,229	37,277
0.59% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(e)(k)	237,449	17,653
1.29% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(e)(k)	122,025	5,019
1.14% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(k)	92,887	5,833
3.50%, 08/25/2035(k)	2,272,994	252,994
1.08% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(e)(k)	83,399	7,172
1.09% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(e)(k)	240,683	18,983
0.69% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(e)(k)	491,556	56,426
4.50%, 02/25/2043(k)	143,904	18,577
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
0.44% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(e)(k)	$4,072,807	$421,673
6.50%, 11/25/2029	26,661	27,153
6.46% (30 Day Average SOFR + 1.11%), 04/25/2032(e)	24,365	24,588
5.97% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	11,980	11,917
5.86% (30 Day Average SOFR + 0.51%), 11/25/2033 to 03/25/2042(e)	65,860	65,095
5.50%, 04/25/2035 to 07/25/2046(k)	1,896,864	1,395,182
4.53% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	51,231	63,676
4.17% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	159,081	186,844
4.17% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	22,019	25,581
5.00%, 04/25/2040	9,624	9,568
4.00%, 03/25/2041 to 08/25/2047(k)	652,809	151,969
5.91% (30 Day Average SOFR + 0.56%), 02/25/2047(e)	39,499	39,309
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.60%, 11/25/2024(h)	29,444,393	28,105
Series K734, Class X1, IO, 0.78%, 02/25/2026(h)	26,276,182	161,070
Series K735, Class X1, IO, 1.09%, 05/25/2026(h)	26,074,815	309,341
Series K093, Class X1, IO, 1.08%, 05/25/2029(h)	21,435,016	773,954
Freddie Mac REMICs,
IO, 3.00%, 06/15/2027 to 12/15/2027(k)	1,088,340	29,321
2.50%, 05/15/2028(k)	284,916	8,216
3.23% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(e)(k)	21	0
2.58% (8.05% - (30 Day Average SOFR + 0.11%)), 02/15/2029(e)(k)	75,043	5,006
2.28% (7.75% - (30 Day Average SOFR + 0.11%)), 06/15/2029(e)(k)	71,556	3,760
2.63% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(e)(k)	44,581	2,780
1.23% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(e)(k)	262,502	15,491
1.28% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(e)(k)	51,472	3,105
1.25% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(e)(k)	148,006	8,708
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
0.68% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(e)(k)	$174,372	$8,646
1.53% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(e)(k)	35,111	3,725
0.53% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(e)(k)	26,140	2,431
0.60% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(e)(k)	519,886	49,664
0.78% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(e)(k)	96,385	8,057
0.63% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(e)(k)	585,727	55,066
6.50%, 04/15/2028 to 06/15/2032	390,121	403,593
6.00%, 01/15/2029 to 04/15/2029	155,106	157,080
7.50%, 09/15/2029	20,704	21,328
8.00%, 03/15/2030	13,391	13,952
6.42% (30 Day Average SOFR + 1.06%), 08/15/2031 to 01/15/2032(e)	36,039	36,387
6.47% (30 Day Average SOFR + 1.11%), 12/15/2031 to 03/15/2032(e)	74,323	74,683
5.97% (30 Day Average SOFR + 0.61%), 01/15/2033(e)	1,621	1,618
5.00%, 08/15/2035	785,326	805,853
4.00%, 06/15/2038 to 03/15/2045(k)	135,356	54,859
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(k)	458,124	17,026
3.15%, 12/15/2027(h)	130,279	4,243
6.50%, 02/01/2028(k)	6,025	441
7.00%, 09/01/2029(k)	56,611	6,219
7.50%, 12/15/2029(k)	28,854	3,471
6.00%, 12/15/2032(k)	26,755	2,905
		6,237,028
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Short Term Bond Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.06%
9.00%, 01/01/2025 to 05/01/2025	$125	$125
8.50%, 06/01/2026 to 08/17/2026	4,060	4,060
6.50%, 07/01/2028 to 04/01/2034	36,490	37,909
7.00%, 08/01/2028 to 03/01/2035	396,096	414,164
7.50%, 01/01/2032 to 02/01/2032	199,721	207,415
5.00%, 07/01/2033 to 06/01/2034	129,078	131,684
5.50%, 09/01/2039	345,280	353,433
ARM, 7.47% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 07/01/2036(e)	5,728	5,789
6.72% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(e)	1,512	1,541
6.45% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(e)	5,561	5,661
		1,161,781
Federal National Mortgage Association (FNMA)–0.15%
7.00%, 11/01/2025 to 08/01/2036	746,146	774,338
7.50%, 02/01/2027 to 08/01/2033	458,713	472,653
6.50%, 12/01/2029 to 10/01/2035	590,972	609,333
9.00%, 01/01/2030	9,632	9,632
8.50%, 05/01/2030 to 07/01/2030	50,198	51,762
6.00%, 06/01/2030 to 03/01/2037	965,593	1,010,074
8.00%, 07/01/2032	28,956	28,923
5.50%, 02/01/2035 to 05/01/2036	131,326	134,858
ARM, 6.46% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(e)	13,437	13,733
6.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(e)	16,546	17,180
6.43% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.71%), 03/01/2038(e)	4,114	4,173
		3,126,659
Principal Amount		Value
Government National Mortgage Association (GNMA)–0.04%
7.50%, 08/15/2025 to 11/15/2026	$3,822	$3,827
7.00%, 10/15/2026 to 01/20/2030	28,945	29,181
8.50%, 07/20/2027	4,089	4,096
6.50%, 07/15/2028 to 02/15/2034	303,307	313,886
IO, 1.10% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(e)(k)	468,105	36,416
1.20% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(e)(k)	669,413	44,752
4.50%, 09/16/2047(k)	1,459,113	213,980
0.75% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(e)(k)	1,494,444	215,725
		861,863
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $14,753,386)		11,387,331
Shares
Preferred Stocks–0.31%
Diversified Financial Services–0.31%
Apollo Global Management, Inc., 7.63%, Pfd. (Cost $5,994,375)(d)	239,775	6,327,662

Exchange-Traded Funds–0.03%
Invesco High Yield Select ETF(n)	10,000	258,498
Invesco Short Duration Bond ETF(n)	12,000	301,140
Total Exchange-Traded Funds (Cost $548,583)		559,638
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032 (Cost $0)(i)(o)	44	0
Money Market Funds–3.22%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(n)(p)	22,666,043	22,666,043
Invesco Treasury Portfolio, Institutional Class, 5.15%(n)(p)	42,087,250	42,087,250
Total Money Market Funds (Cost $64,753,293)		64,753,293
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.13% (Cost $1,997,642,161)		1,992,801,436
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.44%
Invesco Private Government Fund, 5.28%(n)(p)(q)	52,609,603	52,609,603
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Short Term Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.46%(n)(p)(q)	137,056,888	$137,111,711
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $189,712,258)		189,721,314
TOTAL INVESTMENTS IN SECURITIES–108.57% (Cost $2,187,354,419)		2,182,522,750
OTHER ASSETS LESS LIABILITIES—(8.57)%		(172,363,040)
NET ASSETS–100.00%		$2,010,159,710
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $853,710,022, which represented 42.47% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on August 31, 2024.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on August 31, 2024.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	Zero coupon bond issued at a discount.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(n)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Invesco High Yield Select ETF	$253,291	$-	$-	$5,207	$-	$258,498	$8,621
Invesco Short Duration Bond ETF	231,403	299,430	(231,337)	2,535	(891)	301,140	2,448
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,075,734	128,843,546	(107,253,237)	-	-	22,666,043	343,835
Invesco Liquid Assets Portfolio, Institutional Class	768,382	68,087,340	(68,855,690)	-	(32)	-	186,772
Invesco Treasury Portfolio, Institutional Class	1,229,410	181,698,885	(140,841,045)	-	-	42,087,250	452,315
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Short Term Bond Fund

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$53,492,903	$145,905,120	$(146,788,420)	$-	$-	$52,609,603	$1,039,012*
Invesco Private Prime Fund	137,553,169	345,557,047	(345,989,758)	31,029	(39,776)	137,111,711	2,800,131*
Total	$194,604,292	$870,391,368	$(809,959,487)	$38,771	$(40,699)	$255,034,245	$4,833,134

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	Non-income producing security.
(p)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4,496	December-2024	$933,130,755	$(1,602,123)	$(1,602,123)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	1,589	December-2024	(173,834,118)	530,292	530,292
U.S. Treasury 10 Year Notes	314	December-2024	(35,658,625)	193,116	193,116
U.S. Treasury 10 Year Ultra Notes	493	December-2024	(57,896,687)	438,008	438,008
U.S. Treasury Long Bonds	237	December-2024	(29,180,625)	364,227	364,227
U.S. Treasury Ultra Bonds	27	December-2024	(3,562,313)	25,256	25,256
Subtotal—Short Futures Contracts				1,550,899	1,550,899
Total Futures Contracts				$(51,224)	$(51,224)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Short Term Bond Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $1,932,340,285)*	$1,927,488,505
Investments in affiliates, at value (Cost $255,014,134)	255,034,245
Other investments:
Variation margin receivable — futures contracts	140,969
Foreign currencies, at value (Cost $59)	62
Receivable for:
Fund shares sold	1,441,835
Dividends	329,517
Interest	21,589,243
Investments matured, at value (Cost $491,780)	41,125
Principal paydowns	2,324
Investment for trustee deferred compensation and retirement plans	190,333
Other assets	106,780
Total assets	2,206,364,938
Liabilities:
Payable for:
Dividends	1,297,899
Fund shares reacquired	4,180,122
Amount due custodian	74,734
Collateral upon return of securities loaned	189,712,258
Accrued fees to affiliates	640,970
Accrued trustees’ and officers’ fees and benefits	38,842
Accrued other operating expenses	57,903
Trustee deferred compensation and retirement plans	202,500
Total liabilities	196,205,228
Net assets applicable to shares outstanding	$2,010,159,710
Net assets consist of:
Shares of beneficial interest	$2,209,214,502
Distributable earnings (loss)	(199,054,792)
$2,010,159,710
Net Assets:
Class A	$1,112,484,446
Class C	$83,212,064
Class R	$41,595,211
Class Y	$315,527,869
Class R5	$835,052
Class R6	$456,505,068
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	137,162,266
Class C	10,259,165
Class R	5,117,882
Class Y	38,884,594
Class R5	103,140
Class R6	56,233,277
Class A:
Net asset value per share	$8.11
Maximum offering price per share (Net asset value of $8.11 ÷ 97.50%)	$8.32
Class C:
Net asset value and offering price per share	$8.11
Class R:
Net asset value and offering price per share	$8.13
Class Y:
Net asset value and offering price per share	$8.11
Class R5:
Net asset value and offering price per share	$8.10
Class R6:
Net asset value and offering price per share	$8.12

*	At August 31, 2024, securities with an aggregate value of $182,688,772 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Short Term Bond Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$52,578,379
Dividends	228,536
Dividends from affiliates (includes net securities lending income of $90,876)	1,084,867
Total investment income	53,891,782
Expenses:
Advisory fees	3,257,309
Administrative services fees	151,661
Custodian fees	173,374
Distribution fees:
Class A	817,992
Class C	288,946
Class R	109,494
Transfer agent fees — A, C, R and Y	1,017,514
Transfer agent fees — R5	370
Transfer agent fees — R6	73,456
Trustees’ and officers’ fees and benefits	19,186
Registration and filing fees	76,997
Reports to shareholders	69,757
Professional services fees	35,742
Other	18,360
Total expenses	6,110,158
Less: Fees waived and/or expense offset arrangement(s)	(105,614)
Net expenses	6,004,544
Net investment income	47,887,238
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,242,352)
Affiliated investment securities	(40,699)
Futures contracts	187,494
(3,095,557)
Change in net unrealized appreciation of:
Unaffiliated investment securities	29,798,308
Affiliated investment securities	38,771
Foreign currencies	1
Futures contracts	234,471
30,071,551
Net realized and unrealized gain	26,975,994
Net increase in net assets resulting from operations	$74,863,232
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco Short Term Bond Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$47,887,238	$97,135,265
Net realized gain (loss)	(3,095,557)	(49,803,846)
Change in net unrealized appreciation	30,071,551	64,902,904
Net increase in net assets resulting from operations	74,863,232	112,234,323
Distributions to shareholders from distributable earnings:
Class A	(28,818,969)	(52,536,722)
Class C	(2,158,149)	(4,474,522)
Class R	(1,062,732)	(1,792,455)
Class Y	(8,482,118)	(15,859,640)
Class R5	(22,281)	(42,680)
Class R6	(13,221,427)	(25,929,515)
Total distributions from distributable earnings	(53,765,676)	(100,635,534)
Share transactions–net:
Class A	(5,619,286)	(117,058,150)
Class C	(11,814,508)	(27,113,443)
Class R	(1,794,314)	345,245
Class Y	(7,259,319)	(21,856,606)
Class R5	(178,219)	59,291
Class R6	(72,686,524)	(34,792,104)
Net increase (decrease) in net assets resulting from share transactions	(99,352,170)	(200,415,767)
Net increase (decrease) in net assets	(78,254,614)	(188,816,978)
Net assets:
Beginning of period	2,088,414,324	2,277,231,302
End of period	$2,010,159,710	$2,088,414,324
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco Short Term Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$8.03	$0.19	$0.10	$0.29	$(0.21)	$—	$(0.21)	$8.11	3.67%	$1,112,484	0.65%(d)	0.65%(d)	4.62%(d)	52%
Year ended 02/29/24	7.98	0.35	0.07	0.42	(0.37)	—	(0.37)	8.03	5.33	1,106,368	0.65	0.65	4.40	169
Year ended 02/28/23	8.37	0.23	(0.41)	(0.18)	(0.21)	—	(0.21)	7.98	(2.13)	1,217,102	0.64	0.64	2.85	155
Year ended 02/28/22	8.68	0.13	(0.32)	(0.19)	(0.12)	—	(0.12)	8.37	(2.20)	1,407,707	0.62	0.62	1.49	141
Year ended 02/28/21	8.66	0.16	0.04	0.20	(0.18)	—	(0.18)	8.68	2.33	1,527,875	0.63	0.63	1.85	245
Year ended 02/29/20	8.47	0.23	0.20	0.43	(0.23)	(0.01)	(0.24)	8.66	5.08	655,357	0.65	0.65	2.62	155
Class C
Six months ended 08/31/24	8.03	0.17	0.11	0.28	(0.20)	—	(0.20)	8.11	3.49	83,212	1.00(d)	1.15(d)	4.27(d)	52
Year ended 02/29/24	7.98	0.32	0.07	0.39	(0.34)	—	(0.34)	8.03	4.96	94,151	1.00	1.15	4.05	169
Year ended 02/28/23	8.38	0.20	(0.42)	(0.22)	(0.18)	—	(0.18)	7.98	(2.59)	120,755	0.99	1.14	2.50	155
Year ended 02/28/22	8.68	0.10	(0.31)	(0.21)	(0.09)	—	(0.09)	8.38	(2.41)	183,817	0.97	1.12	1.14	141
Year ended 02/28/21	8.66	0.13	0.03	0.16	(0.14)	—	(0.14)	8.68	1.93	237,167	0.98	0.98	1.50	245
Year ended 02/29/20	8.47	0.19	0.21	0.40	(0.20)	(0.01)	(0.21)	8.66	4.71	158,968	1.00	1.15	2.27	155
Class R
Six months ended 08/31/24	8.04	0.17	0.12	0.29	(0.20)	—	(0.20)	8.13	3.62	41,595	1.00(d)	1.00(d)	4.27(d)	52
Year ended 02/29/24	8.00	0.32	0.06	0.38	(0.34)	—	(0.34)	8.04	4.83	42,921	1.00	1.00	4.05	169
Year ended 02/28/23	8.39	0.20	(0.41)	(0.21)	(0.18)	—	(0.18)	8.00	(2.46)	42,348	0.99	0.99	2.50	155
Year ended 02/28/22	8.70	0.10	(0.32)	(0.22)	(0.09)	—	(0.09)	8.39	(2.54)	45,537	0.97	0.97	1.14	141
Year ended 02/28/21	8.68	0.13	0.04	0.17	(0.15)	—	(0.15)	8.70	1.98	50,473	0.98	0.98	1.50	245
Year ended 02/29/20	8.49	0.20	0.20	0.40	(0.20)	(0.01)	(0.21)	8.68	4.70	6,210	1.00	1.00	2.27	155
Class Y
Six months ended 08/31/24	8.03	0.19	0.11	0.30	(0.22)	—	(0.22)	8.11	3.75	315,528	0.50(d)	0.50(d)	4.77(d)	52
Year ended 02/29/24	7.98	0.36	0.07	0.43	(0.38)	—	(0.38)	8.03	5.49	319,439	0.50	0.50	4.55	169
Year ended 02/28/23	8.38	0.24	(0.42)	(0.18)	(0.22)	—	(0.22)	7.98	(2.10)	339,677	0.49	0.49	3.00	155
Year ended 02/28/22	8.68	0.14	(0.31)	(0.17)	(0.13)	—	(0.13)	8.38	(1.94)	583,784	0.47	0.47	1.64	141
Year ended 02/28/21	8.66	0.17	0.04	0.21	(0.19)	—	(0.19)	8.68	2.50	629,462	0.45	0.48	2.03	245
Year ended 02/29/20	8.48	0.24	0.19	0.43	(0.24)	(0.01)	(0.25)	8.66	5.11	146,159	0.50	0.50	2.77	155
Class R5
Six months ended 08/31/24	8.01	0.19	0.12	0.31	(0.22)	—	(0.22)	8.10	3.90	835	0.46(d)	0.46(d)	4.81(d)	52
Year ended 02/29/24	7.96	0.36	0.07	0.43	(0.38)	—	(0.38)	8.01	5.52	1,004	0.47	0.47	4.58	169
Year ended 02/28/23	8.36	0.24	(0.42)	(0.18)	(0.22)	—	(0.22)	7.96	(2.08)	940	0.46	0.46	3.03	155
Year ended 02/28/22	8.66	0.15	(0.31)	(0.16)	(0.14)	—	(0.14)	8.36	(1.89)	705	0.41	0.41	1.70	141
Year ended 02/28/21	8.65	0.18	0.03	0.21	(0.20)	—	(0.20)	8.66	2.48	524	0.38	0.38	2.10	245
Year ended 02/29/20	8.47	0.25	0.18	0.43	(0.24)	(0.01)	(0.25)	8.65	5.20	496	0.40	0.40	2.87	155
Class R6
Six months ended 08/31/24	8.03	0.20	0.11	0.31	(0.22)	—	(0.22)	8.12	3.93	456,505	0.40(d)	0.40(d)	4.87(d)	52
Year ended 02/29/24	7.99	0.37	0.06	0.43	(0.39)	—	(0.39)	8.03	5.46	524,531	0.40	0.40	4.65	169
Year ended 02/28/23	8.38	0.25	(0.41)	(0.16)	(0.23)	—	(0.23)	7.99	(1.88)	556,410	0.39	0.39	3.10	155
Year ended 02/28/22	8.69	0.15	(0.32)	(0.17)	(0.14)	—	(0.14)	8.38	(1.95)	598,369	0.37	0.37	1.74	141
Year ended 02/28/21	8.67	0.18	0.04	0.22	(0.20)	—	(0.20)	8.69	2.62	645,331	0.35	0.35	2.13	245
Year ended 02/29/20	8.49	0.25	0.19	0.44	(0.25)	(0.01)	(0.26)	8.67	5.23	644,838	0.37	0.37	2.90	155

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $1,288,591,313 in connection with the acquisition of Invesco Oppenheimer Limited-Term Bond Fund into the Fund.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco Short Term Bond Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Short Term Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
21	Invesco Short Term Bond Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the
22	Invesco Short Term Bond Fund

borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended August 31, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
M.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.350%
Next $500 million	0.325%
Next $1.5 billion	0.300%
Next $2.5 billion	0.290%
Over $5 billion	0.280%
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.32%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 1.75%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2024, the Adviser waived advisory fees of $14,981.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services.
23	Invesco Short Term Bond Fund

IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
 The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Class A shares. The Fund pursuant to the Plans, pays IDI compensation at the annual rate of 0.65% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. IDI has contractually agreed, through at least June 30, 2025, to waive 12b-1 fees for Class C shares to the extent necessary to limit 12b-1 fees to 0.50% of average daily net assets. 12b-1 fees before fee waivers under this agreement are shown as Distribution fees in the Statement of Operations. For the six months ended August 31, 2024, 12b-1 fees incurred for Class C shares were $222,266 after fee waivers of $66,680.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $45,630 in front-end sales commissions from the sale of Class A shares and $24,556 and $903 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,314,007,300	$—	$1,314,007,300
Asset-Backed Securities	—	497,271,326	14,990,203	512,261,529
U.S. Treasury Securities	—	71,310,836	—	71,310,836
Agency Credit Risk Transfer Notes	—	12,193,847	—	12,193,847
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	11,387,331	—	11,387,331
Preferred Stocks	6,327,662	—	—	6,327,662
Exchange-Traded Funds	559,638	—	—	559,638
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	64,753,293	189,721,314	—	254,474,607
Total Investments in Securities	71,640,593	2,095,891,954	14,990,203	2,182,522,750
Other Investments - Assets*
Investments Matured	—	41,125	—	41,125
Futures Contracts	1,550,899	—	—	1,550,899
	1,550,899	41,125	—	1,592,024
Other Investments - Liabilities*
Futures Contracts	(1,602,123)	—	—	(1,602,123)
Total Other Investments	(51,224)	41,125	—	(10,099)
Total Investments	$71,589,369	$2,095,933,079	$14,990,203	$2,182,512,651

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and
24	Invesco Short Term Bond Fund

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2024:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$1,550,899
Derivatives not subject to master netting agreements	(1,550,899)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(1,602,123)
Derivatives not subject to master netting agreements	1,602,123
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended August 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$187,494
Change in Net Unrealized Appreciation:
Futures contracts	234,471
Total	$421,965
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$1,420,459,696
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $23,953.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
25	Invesco Short Term Bond Fund

NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$82,071,281	$110,253,821	$192,325,102
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $386,413,672 and $581,319,438, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$28,123,208
Aggregate unrealized (depreciation) of investments	(33,837,753)
Net unrealized appreciation (depreciation) of investments	$(5,714,545)
Cost of investments for tax purposes is $2,188,227,196.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024		Year ended February 29, 2024(a)
	Shares	Amount	Shares	Amount
Sold:
Class A	15,882,996	$127,653,323	32,912,333	$262,352,969
Class C	604,895	4,861,517	1,694,937	13,507,333
Class R	862,285	6,930,328	1,176,798	9,410,591
Class Y	6,011,628	48,337,557	23,974,539	191,216,055
Class R5	28,549	228,305	37,429	298,193
Class R6	7,983,296	64,220,767	12,098,565	96,519,692
Issued as reinvestment of dividends:
Class A	3,033,210	24,360,601	5,631,325	44,928,773
Class C	234,128	1,880,084	490,132	3,910,404
Class R	129,196	1,039,840	220,159	1,759,444
Class Y	750,060	6,026,308	1,350,523	10,778,321
Class R5	2,741	21,980	5,083	40,465
Class R6	1,561,754	12,551,161	3,144,565	25,096,380
Automatic conversion of Class C shares to Class A shares:
Class A	796,247	6,382,510	1,125,246	8,962,934
Class C	(796,246)	(6,382,510)	(1,125,188)	(8,962,934)
Reacquired:
Class A	(20,414,909)	(164,015,720)	(54,362,754)	(433,302,826)
Class C	(1,514,907)	(12,173,599)	(4,462,703)	(35,568,246)
Class R	(1,210,157)	(9,764,482)	(1,356,290)	(10,824,790)
Class Y	(7,664,425)	(61,623,184)	(28,096,116)	(223,850,982)
Class R5	(53,456)	(428,504)	(35,216)	(279,367)
Class R6	(18,610,077)	(149,458,452)	(19,617,286)	(156,408,176)
Net increase (decrease) in share activity	(12,383,192)	$(99,352,170)	(25,193,919)	$(200,415,767)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
26	Invesco Short Term Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Short Term Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12 , 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Government & Credit 1-3 Year Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one, three, and five year periods  (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund
27	Invesco Short Term Bond Fund

performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and the “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.   Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
28	Invesco Short Term Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
29	Invesco Short Term Bond Fund

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SEC file number(s):	Invesco Distributors, Inc.	STB-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco SMA High Yield Bond Fund
Nasdaq:
SMHYX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Approval of Investment Advisory and Sub-Advisory Contracts
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–94.81%
Advertising–0.53%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$57,000	$55,730
Aerospace & Defense–1.49%
TransDigm, Inc.,
6.75%, 08/15/2028(b)	24,000	24,706
7.13%, 12/01/2031(b)	25,000	26,432
6.63%, 03/01/2032(b)	102,000	106,204
		157,342
Aluminum–0.50%
Novelis Corp., 4.75%, 01/30/2030(b)	55,000	52,580
Apparel Retail–1.01%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	60,000	51,887
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	63,000	54,961
		106,848
Application Software–0.84%
Cloud Software Group, Inc., 6.50%, 03/31/2029(b)	37,000	36,498
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	25,000	24,996
6.50%, 06/01/2032(b)	26,000	26,857
		88,351
Automobile Manufacturers–1.53%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	178,000	161,931
Automotive Parts & Equipment–3.44%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	74,000	78,114
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	57,000	52,678
Phinia, Inc., 6.75%, 04/15/2029(b)	76,000	78,084
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	150,000	155,099
		363,975
Automotive Retail–3.03%
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	52,000	53,030
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	98,000	104,452
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	118,000	109,550
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	51,000	53,111
		320,143
Broadcasting–0.62%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	5,000	5,029
	Principal Amount	Value
Broadcasting–(continued)
Gray Television, Inc.,
7.00%, 05/15/2027(b)	$4,000	$3,862
10.50%, 07/15/2029(b)	10,000	10,273
4.75%, 10/15/2030(b)	8,000	4,563
5.38%, 11/15/2031(b)	9,000	5,163
Paramount Global, 6.38%, 03/30/2062(c)	6,000	5,490
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	7,000	4,946
TEGNA, Inc.,
4.63%, 03/15/2028	6,000	5,662
5.00%, 09/15/2029	6,000	5,578
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	10,000	9,907
4.50%, 05/01/2029(b)	6,000	5,272
		65,745
Broadline Retail–1.06%
Kohl’s Corp., 4.63%, 05/01/2031	60,000	49,642
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(b)	38,000	36,884
6.70%, 07/15/2034(b)	17,000	14,895
Nordstrom, Inc., 5.00%, 01/15/2044	13,000	10,324
		111,745
Cable & Satellite–2.28%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	17,000	16,675
4.75%, 03/01/2030(b)	43,000	39,235
4.75%, 02/01/2032(b)	60,000	52,335
4.25%, 01/15/2034(b)	63,000	50,859
Directv Financing LLC, 8.88%, 02/01/2030(b)	10,000	10,156
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	16,000	15,508
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	6,000	4,301
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	61,000	52,403
		241,472
Casinos & Gaming–3.42%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	183,192
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	178,823
		362,015
Commercial & Residential Mortgage Finance–0.51%
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	52,000	53,914
Commodity Chemicals–1.75%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	185,000	184,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco SMA High Yield Bond Fund

	Principal Amount	Value
Consumer Finance–2.26%
FirstCash, Inc., 6.88%, 03/01/2032(b)	$77,000	$79,199
Navient Corp.,
5.00%, 03/15/2027	38,000	37,344
9.38%, 07/25/2030	17,000	18,466
OneMain Finance Corp.,
4.00%, 09/15/2030	83,000	73,526
7.13%, 11/15/2031	30,000	30,321
		238,856
Diversified Banks–0.53%
Citigroup, Inc., Series CC, 7.13%(c)(d)	55,000	56,397
Diversified Financial Services–4.21%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(c)	150,000	154,850
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	50,000	51,722
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	124,000	130,331
Macquarie Airfinance Holdings Ltd. (United Kingdom), 6.50%, 03/26/2031(b)	47,000	49,589
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	59,000	58,600
		445,092
Diversified Metals & Mining–0.49%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	51,000	51,523
Diversified Support Services–0.74%
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	25,000	25,752
7.75%, 03/15/2031(b)	49,000	52,146
		77,898
Drug Retail–0.50%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	55,000	52,380
Electric Utilities–3.76%
Duke Energy Corp., 6.45%, 09/01/2054(c)	53,000	54,324
Entergy Corp., 7.13%, 12/01/2054(c)	77,000	78,599
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	50,000	54,187
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	52,000	51,958
7.75%, 10/15/2031(b)	149,000	158,649
		397,717
Electrical Components & Equipment–0.51%
EnerSys,
4.38%, 12/15/2027(b)	30,000	29,407
6.63%, 01/15/2032(b)	23,000	24,177
		53,584
Electronic Components–0.45%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	53,000	47,909
	Principal Amount	Value
Electronic Manufacturing Services–0.99%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	$102,000	$104,579
Environmental & Facilities Services–0.74%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	60,000	62,750
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	15,000	15,497
		78,247
Gold–0.49%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	51,000	51,526
Health Care Facilities–1.99%
Encompass Health Corp.,
4.50%, 02/01/2028	46,000	45,009
4.63%, 04/01/2031	8,000	7,582
Tenet Healthcare Corp., 6.75%, 05/15/2031	152,000	157,736
		210,327
Health Care REITs–0.77%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(e)	79,000	70,741
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	16,000	10,945
		81,686
Health Care Services–2.75%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	16,000	15,635
Community Health Systems, Inc.,
8.00%, 12/15/2027(b)	24,000	24,065
5.25%, 05/15/2030(b)	30,000	26,921
4.75%, 02/15/2031(b)	35,000	29,890
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	51,000	53,414
DaVita, Inc., 3.75%, 02/15/2031(b)	64,000	57,010
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)	30,000	30,269
Star Parent, Inc., 9.00%, 10/01/2030(b)	50,000	53,439
		290,643
Health Care Supplies–0.97%
Medline Borrower L.P., 5.25%, 10/01/2029(b)	50,000	49,145
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	52,000	53,668
		102,813
Hotel & Resort REITs–2.34%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	76,000	78,329
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	58,000	52,688
Service Properties Trust,
4.75%, 10/01/2026	79,000	75,614
5.50%, 12/15/2027	28,000	26,367
4.38%, 02/15/2030	20,000	14,796
		247,794
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco SMA High Yield Bond Fund

	Principal Amount	Value
Hotels, Resorts & Cruise Lines–2.94%
Carnival Corp.,
6.00%, 05/01/2029(b)	$30,000	$30,154
10.50%, 06/01/2030(b)	48,000	52,134
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032(b)	75,000	76,942
IRB Holding Corp., 7.00%, 06/15/2025(b)	100,000	100,106
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(b)	50,000	51,251
		310,587
Household Products–0.51%
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	52,000	53,560
Housewares & Specialties–0.49%
Newell Brands, Inc.,
6.38%, 09/15/2027	25,000	25,197
6.88%, 04/01/2036	11,000	10,470
7.00%, 04/01/2046	18,000	15,623
		51,290
Independent Power Producers & Energy Traders–0.89%
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	16,000	15,559
3.75%, 02/15/2031(b)	30,000	27,243
Vistra Corp., Series C, 8.88%(b)(c)(d)	48,000	51,076
		93,878
Industrial Conglomerates–0.46%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(b)	48,000	48,604
Industrial Machinery & Supplies & Components–1.75%
Enpro, Inc., 5.75%, 10/15/2026	52,000	51,775
ESAB Corp., 6.25%, 04/15/2029(b)	52,000	53,484
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	84,000	80,000
		185,259
Insurance Brokers–0.50%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	51,000	52,760
Integrated Telecommunication Services–2.91%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)	25,000	26,479
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	200,000	201,924
Level 3 Financing, Inc.,
10.50%, 04/15/2029(b)	10,000	10,769
11.00%, 11/15/2029(b)	14,000	15,366
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	53,000	53,579
		308,117
Interactive Media & Services–0.10%
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	12,000	10,663
Investment Banking & Brokerage–0.50%
Goldman Sachs Group, Inc. (The), Series X, 7.50%(c)(d)	50,000	52,580
	Principal Amount	Value
Leisure Facilities–2.44%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	$43,000	$46,547
NCL Corp. Ltd.,
5.88%, 02/15/2027(b)	52,000	52,157
8.13%, 01/15/2029(b)	25,000	26,759
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	51,000	52,528
Viking Cruises Ltd., 9.13%, 07/15/2031(b)	58,000	63,674
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	16,000	15,877
		257,542
Marine Transportation–1.25%
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	100,000	103,045
7.63%, 02/15/2031(b)	28,000	28,951
		131,996
Metal, Glass & Plastic Containers–1.48%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	52,000	51,974
OI European Group B.V., 4.75%, 02/15/2030(b)	83,000	78,083
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	26,000	26,341
		156,398
Multi-line Insurance–0.51%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	52,000	53,415
Office REITs–0.50%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	56,000	53,269
Oil & Gas Drilling–3.48%
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(b)	81,000	81,688
8.63%, 03/15/2029(b)	25,000	26,306
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	77,000	79,980
Transocean, Inc., 8.75%, 02/15/2030(b)	75,650	79,977
Valaris Ltd., 8.38%, 04/30/2030(b)	96,000	100,233
		368,184
Oil & Gas Exploration & Production–2.20%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	50,000	50,728
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	10,000	9,955
6.00%, 02/01/2031(b)	65,000	64,420
8.38%, 11/01/2033(b)	27,000	29,592
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	75,000	77,844
		232,539
Oil & Gas Refining & Marketing–0.72%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	75,000	76,479
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco SMA High Yield Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–9.06%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 07/15/2029(b)	$20,000	$20,816
7.25%, 07/15/2032(b)	30,000	31,486
EQM Midstream Partners L.P., 6.50%, 07/15/2048	101,000	104,385
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 02/01/2028	75,000	76,387
8.88%, 04/15/2030	26,000	27,617
7.88%, 05/15/2032	50,000	51,342
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	101,000	104,638
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	18,000	15,596
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	25,000	25,588
8.38%, 02/15/2032(b)	27,000	27,811
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	52,000	53,723
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	76,000	79,542
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	77,000	78,769
Venture Global LNG, Inc.,
8.13%, 06/01/2028(b)	51,000	53,448
9.50%, 02/01/2029(b)	30,000	33,827
7.00%, 01/15/2030(b)	51,000	52,180
8.38%, 06/01/2031(b)	25,000	26,561
9.88%, 02/01/2032(b)	85,000	94,488
		958,204
Other Specialized REITs–0.50%
Iron Mountain, Inc.,
4.50%, 02/15/2031(b)	28,000	26,308
5.63%, 07/15/2032(b)	27,000	26,621
		52,929
Other Specialty Retail–0.50%
Bath & Body Works, Inc., 6.75%, 07/01/2036	52,000	53,312
Passenger Airlines–1.49%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	161,000	157,968
Pharmaceuticals–0.49%
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	49,000	52,089
Real Estate Development–1.01%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	51,000	55,274
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	48,000	51,225
		106,499
Reinsurance–0.50%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(c)	56,000	52,644
	Principal Amount		Value
Research & Consulting Services–1.05%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)		$112,000	$110,993
Security & Alarm Services–0.50%
Brink’s Co. (The), 6.75%, 06/15/2032(b)		51,000	53,092
Specialized Consumer Services–1.25%
Carriage Services, Inc., 4.25%, 05/15/2029(b)		143,000	132,181
Specialized Finance–0.51%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)		50,000	53,390
Steel–0.74%
Cleveland-Cliffs, Inc.,
7.00%, 03/15/2032(b)		51,000	51,281
6.25%, 10/01/2040		31,000	27,337
			78,618
Systems Software–0.49%
Camelot Finance S.A., 4.50%, 11/01/2026(b)		53,000	51,942
Technology Hardware, Storage & Peripherals–0.98%
Seagate HDD Cayman, 9.63%, 12/01/2032		90,000	103,847
Trading Companies & Distributors–4.52%
Air Lease Corp., Series B, 4.65%(c)(d)		55,000	53,162
Aircastle Ltd., 5.25%(b)(c)(d)		107,000	105,396
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)		55,000	52,942
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)		58,000	57,678
7.88%, 12/01/2030(b)		101,000	108,486
7.00%, 06/15/2032(b)		96,000	100,495
			478,159
Wireless Telecommunication Services–1.09%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(c)		128,000	115,247
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,670,181)			10,023,882
Non-U.S. Dollar Denominated Bonds & Notes–2.23%(f)
Casinos & Gaming–1.04%
Allwyn International A.S. (Czech Republic), 3.88%, 02/15/2027(b)	EUR	100,000	109,649
Wireless Telecommunication Services–1.19%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	125,000	125,732
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $214,935)			235,381
	Shares
Money Market Funds–2.37%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(g)(h)		87,791	87,791
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco SMA High Yield Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.15%(g)(h)	162,790	$162,790
Total Money Market Funds (Cost $250,581)		250,581
TOTAL INVESTMENTS IN SECURITIES–99.41% (Cost $10,135,697)		10,509,844
OTHER ASSETS LESS LIABILITIES—0.59%		62,430
NET ASSETS–100.00%		$10,572,274
Investment Abbreviations:
EUR	– Euro
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $8,466,451, which represented 80.08% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Zero coupon bond issued at a discount.
(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$182,963	$967,993	$(1,063,165)	$-	$-	$87,791	$2,803
Invesco Liquid Assets Portfolio, Institutional Class	130,715	525,148	(655,848)	1	(16)	-	1,767
Invesco Treasury Portfolio, Institutional Class	209,101	1,318,200	(1,364,511)	-	-	162,790	3,453
Total	$522,779	$2,811,341	$(3,083,524)	$1	$(16)	$250,581	$8,023

(h)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/25/2024	Barclays Bank PLC	EUR	183,000	USD	201,341	$(1,696)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco SMA High Yield Bond Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $9,885,116)	$10,259,263
Investments in affiliated money market funds, at value (Cost $250,581)	250,581
Foreign currencies, at value (Cost $20,395)	20,421
Receivable for:
Fund expenses absorbed	31,792
Dividends	839
Interest	162,867
Investment for trustee deferred compensation and retirement plans	4,902
Other assets	13,092
Total assets	10,743,757
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,696
Payable for:
Investments purchased	58,553
Dividends	60,808
Fund shares reacquired	627
Accrued fees to affiliates	357
Accrued trustees’ and officers’ fees and benefits	2,074
Accrued other operating expenses	42,466
Trustee deferred compensation and retirement plans	4,902
Total liabilities	171,483
Net assets applicable to shares outstanding	$10,572,274
Net assets consist of:
Shares of beneficial interest	$10,136,131
Distributable earnings	436,143
$10,572,274
Shares outstanding, no par value, with an unlimited number of shares authorized:
Shares outstanding	1,013,427
Net asset value and offering price per share	$10.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco SMA High Yield Bond Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$363,040
Dividends from affiliated money market funds	8,023
Total investment income	371,063
Expenses:
Administrative services fees	751
Custodian fees	3,236
Transfer agent fees	1,542
Trustees’ and officers’ fees and benefits	8,912
Registration and filing fees	8,884
Reports to shareholders	4,011
Professional services fees	49,340
Other	1,015
Total expenses	77,691
Less: Expenses reimbursed	(77,685)
Net expenses	6
Net investment income	371,057
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	85,717
Affiliated investment securities	(16)
Foreign currencies	565
Forward foreign currency contracts	(2,330)
83,936
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	125,124
Affiliated investment securities	1
Foreign currencies	(57)
Forward foreign currency contracts	(533)
124,535
Net realized and unrealized gain	208,471
Net increase in net assets resulting from operations	$579,528
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco SMA High Yield Bond Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$371,057	$765,672
Net realized gain (loss)	83,936	(9,830)
Change in net unrealized appreciation	124,535	247,947
Net increase in net assets resulting from operations	579,528	1,003,789
Distributions to shareholders from distributable earnings	(363,174)	(784,000)
Net increase in net assets resulting from share transactions	136,121	10,000,010
Net increase in net assets	352,475	10,219,799
Net assets:
Beginning of period	10,219,799	—
End of period	$10,572,274	$10,219,799
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco SMA High Yield Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended August 31, 2024	Year Ended February 29, 2024(a)
Net asset value, beginning of period	$10.22	$10.00
Net investment income(b)	0.37	0.77
Net gains on securities (both realized and unrealized)	0.20	0.24
Total from investment operations	0.57	1.01
Less:
Dividends from net investment income	(0.36)	(0.78)
Distributions from net realized gains	—	(0.01)
Total distributions	(0.36)	(0.79)
Net asset value, end of period	$10.43	$10.22
Total return(c)	5.69%	10.35%
Net assets, end of period (000’s omitted)	$10,572	$10,220
Portfolio turnover rate(d)	60%	123%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.00%(e)	0.01%(e)
Without fee waivers and/or expense reimbursements	1.49%(e)	2.65%(e)
Ratio of net investment income to average net assets	7.12%(e)	7.55%(e)

(a)	Commencement date of March 1, 2023.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco SMA High Yield Bond Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco SMA High Yield Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund will be voted on exclusively by the shareholders of the Fund.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund commenced operations on March 1, 2023.  Shares of the Fund may be purchased and held by or on behalf of wrap fee, separately managed and other discretionary accounts (SMAs) for which Invesco Advisers, Inc (Invesco or the Adviser) or its affiliates have an agreement with a program sponsor or directly with the client, to provide management or advisory services to the account.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
11	Invesco SMA High Yield Bond Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or
12	Invesco SMA High Yield Bond Fund

credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
I.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
J.	Other Risks - Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee.  However, Invesco will be compensated directly or indirectly by clients or account program sponsors for managed account advisory services, including with respect to assets that may be invested in the Fund.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Invesco has contractually agreed to reimburse expenses necessary to limit total fund operating expenses after expense reimbursement (excluding (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.00% of the Fund’s average daily net assets (the “expense limit”). This expense reimbursement agreement will continue in effect for so long as Invesco serves as adviser to the Fund. The expense reimbursement agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2024, the Adviser reimbursed expenses of $77,685.
13	Invesco SMA High Yield Bond Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$10,023,882	$—	$10,023,882
Non-U.S. Dollar Denominated Bonds & Notes	—	235,381	—	235,381
Money Market Funds	250,581	—	—	250,581
Total Investments in Securities	250,581	10,259,263	—	10,509,844
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,696)	—	(1,696)
Total Investments	$250,581	$10,257,567	$—	$10,508,148

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2024:
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(1,696)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(1,696)
14	Invesco SMA High Yield Bond Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2024.
	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$(1,696)	$(1,696)	$—	$—	$(1,696)
Effect of Derivative Investments for the six months ended August 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(2,330)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(533)
Total	$(2,863)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$276,666
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of February 29, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $6,283,951 and $5,974,174, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$378,339
Aggregate unrealized (depreciation) of investments	(6,909)
Net unrealized appreciation of investments	$371,430
Cost of investments for tax purposes is $10,136,718.
15	Invesco SMA High Yield Bond Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		February 29, 2024(b)
	Shares	Amount	Shares	Amount
Sold	13,562	$137,530	1,000,001	$10,000,010
Reacquired	(136)	(1,409)	—	—
Net increase in share activity	13,426	$136,121	1,000,001	$10,000,010

(a)	99% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of March 1, 2023.
16	Invesco SMA High Yield Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Trust (Invesco Investment Securities Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco SMA High Yield Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered that the Fund is only offered and sold to wrap fee, separately managed and other discretionary investment account (collectively, “SMA”) clients where Invesco Advisers (or one of its affiliates) has an agreement with the program sponsor or directly with the client to provide investment management services to the SMA.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board noted that the Fund had recently commenced operations in February 2023 and that therefore performance information for the Fund was limited. The Board did review the experience of the high yield bond investment team in managing other Invesco Funds investing in high yield bond markets.  The Board also considered information provided by Invesco Advisers regarding the role that the Fund plays in SMAs managed by Invesco Advisers or an affiliate.  The Board acknowledged that, because the Fund is designed to meet the specialized investment objectives of SMA clients by providing access to the relevant fixed-income market segment, certain principal investment strategies of the Fund are different from other Invesco Funds investing in high yield bond markets.
17	Invesco SMA High Yield Bond Fund

C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement. The Board considered that the Fund is available for investment only by investors as a part of an SMA arrangement managed by Invesco Advisers or an affiliate, and that because Invesco Advisers (or one of its affiliates) receives fees from SMA clients invested in the Fund at the SMA level, the Fund is not charged an advisory fee by Invesco Advisers to avoid duplication of fees at the Fund and SMA level.
The Board considered that Invesco Advisers contractually agreed to an expense limit for the Fund so that the Fund’s total expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund incurs but does not actually pay because of an expense offset arrangement and (vi) acquired fund fees and expenses, in each case if applicable) are equal to 0.0% of average daily net assets.  The Board noted that such expense limit was permanent and had no expiration date.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation will be payable to any Affiliated Sub-Advisers for their services to the Fund.
D. Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, but that Invesco Advisers does receive fees that are charged at the SMA level.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers and Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.  The Board also noted that the Fund benefits from economies of scale through Invesco Advisers’ commitment to waive fees or reimburse expenses so that the Fund’s total expenses (other than the excluded items referred to above) are equal to 0.0% of average daily net assets.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers and its affiliates do not make a profit from managing the Fund because no advisory fee is charged to the Fund and other fees payable to Invesco Advisers or its affiliates by the Fund are either waived or reimbursed to the Fund, although Invesco Advisers does receive fees at the SMA level.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates from the relationship with the Fund, including the revenue Invesco Advisers (or its affiliates) receives from SMA clients invested in the Fund at the SMA level and the potential growth of Invesco Advisers’ and its affiliates’ SMA business because the Fund may enhance their ability to personalize the SMA client experience and provide investment exposure ordinarily unavailable in SMAs.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers, and that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
18	Invesco SMA High Yield Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19	Invesco SMA High Yield Bond Fund

SEC file number(s): 811-05686 and 033-39519	Invesco Distributors, Inc.	SMAHYB-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco U.S. Government Money Portfolio
Nasdaq:
Invesco Cash Reserve: GMQXX ■ C: GMCXX ■ R: GMLXX ■ Y: OMBXX ■ R6: GMRXX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-32.10%
U.S. Treasury Bills-26.44%(a)
U.S. Treasury Bills	5.17%	10/01/2024	$ 60,000	$ 59,758,733
U.S. Treasury Bills	5.22%	10/03/2024	12,000	11,944,693
U.S. Treasury Bills	5.23%	10/08/2024	25,000	24,866,646
U.S. Treasury Bills	5.17%	10/22/2024	45,000	44,673,281
U.S. Treasury Bills	5.10%	10/29/2024	15,000	14,881,000
U.S. Treasury Bills	5.21%	10/31/2024	15,000	14,871,375
U.S. Treasury Bills	5.20%	11/26/2024	19,000	18,767,836
U.S. Treasury Bills	5.04%	11/29/2024	12,000	11,857,645
U.S. Treasury Bills	5.07%	12/10/2024	8,000	7,889,111
U.S. Treasury Bills	5.06%	12/17/2024	12,000	11,822,380
U.S. Treasury Bills	5.00%	12/24/2024	8,000	7,875,360
U.S. Treasury Bills	4.82%	12/26/2024	13,000	12,807,521
U.S. Treasury Bills	5.22%	01/02/2025	4,000	3,930,471
U.S. Treasury Bills	5.21%	01/09/2025	6,000	5,889,933
U.S. Treasury Bills	5.11%	01/16/2025	8,000	7,848,234
U.S. Treasury Bills	4.79%-5.12%	01/23/2025	22,000	21,586,080
U.S. Treasury Bills	5.06%	01/30/2025	15,000	14,689,821
U.S. Treasury Bills	4.91%	02/13/2025	4,000	3,912,092
U.S. Treasury Bills	4.89%	02/20/2025	8,000	7,817,680
U.S. Treasury Bills	4.99%	03/20/2025	2,000	1,947,056
U.S. Treasury Bills	5.04%	04/17/2025	5,000	4,846,480
U.S. Treasury Bills	5.02%	07/10/2025	5,000	4,793,083
				319,276,511
U.S. Treasury Floating Rate Notes-2.86%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.18%	10/31/2024	14,000	13,997,692
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.21%	04/30/2025	12,500	12,499,270
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.17%	07/31/2025	7,000	6,996,387
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.21%	10/31/2025	1,000	1,000,000
				34,493,349
U.S. Treasury Notes-2.80%
U.S. Treasury Notes	1.50%	10/31/2024	17,000	16,904,614
U.S. Treasury Notes	0.75%	11/15/2024	4,500	4,460,722
U.S. Treasury Notes	2.25%	11/15/2024	12,500	12,428,668
				33,794,004
Total U.S. Treasury Securities (Cost $387,563,864)				387,563,864
U.S. Government Sponsored Agency Securities-17.65%
Federal Farm Credit Bank (FFCB)-11.55%
Federal Farm Credit Bank (SOFR + 0.08%)(b)	5.41%	11/22/2024	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	5.40%	12/18/2024	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	5.41%	12/30/2024	6,500	6,500,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	5.42%	03/07/2025	9,000	9,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	5.45%	05/28/2025	8,000	8,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	5.45%	05/30/2025	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	5.44%	06/13/2025	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.38%	07/18/2025	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	5.46%	08/13/2025	4,500	4,500,000
Federal Farm Credit Bank (SOFR + 0.17%)(b)	5.50%	08/14/2025	2,000	1,999,951
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(b)	5.47%	08/22/2025	$ 2,500	$ 2,500,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.49%	11/28/2025	5,500	5,500,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.49%	12/01/2025	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	5.48%	12/15/2025	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	5.48%	12/29/2025	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	5.48%	01/12/2026	4,500	4,500,000
Federal Farm Credit Bank (1 mo. EFFR + 0.06%)(b)	5.39%	01/16/2026	8,000	8,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	5.49%	01/23/2026	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	5.48%	01/29/2026	8,000	8,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	5.42%	02/02/2026	8,000	8,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	5.42%	02/12/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	5.45%	03/12/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	5.42%	05/21/2026	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	5.43%	06/03/2026	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	5.47%	08/26/2026	3,000	3,000,000
				139,499,951
Federal Home Loan Bank (FHLB)-6.10%
Federal Home Loan Bank(a)	5.27%	11/01/2024	10,000	9,914,939
Federal Home Loan Bank (SOFR + 0.12%)(b)	5.45%	01/03/2025	520	519,997
Federal Home Loan Bank(a)	4.86%	01/10/2025	4,000	3,932,317
Federal Home Loan Bank	5.03%	01/10/2025	11,500	11,500,000
Federal Home Loan Bank(a)	5.00%	02/10/2025	9,000	8,807,220
Federal Home Loan Bank (SOFR + 0.13%)(b)	5.46%	03/24/2025	500	499,972
Federal Home Loan Bank (SOFR + 0.14%)(b)	5.47%	07/24/2025	4,000	4,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	5.49%	08/21/2025	2,000	1,999,767
Federal Home Loan Bank (SOFR + 0.14%)(b)	5.47%	08/22/2025	4,500	4,500,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	5.49%	08/22/2025	1,000	999,885
Federal Home Loan Bank (SOFR + 0.08%)(b)	5.41%	09/19/2025	3,000	3,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	5.48%	12/08/2025	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	5.48%	12/11/2025	4,500	4,500,000
Federal Home Loan Bank (SOFR + 0.19%)(b)	5.52%	01/14/2026	6,500	6,500,000
Federal Home Loan Bank (SOFR + 0.13%)(b)	5.46%	02/09/2026	3,000	3,000,000
Federal Home Loan Bank (SOFR + 0.10%)(b)	5.43%	05/13/2026	5,000	5,000,000
				73,674,097
Total U.S. Government Sponsored Agency Securities (Cost $213,174,048)				213,174,048
U.S. Government Sponsored Agency Mortgage-Backed Securities-1.61%
Federal Home Loan Mortgage Corp. (FHLMC)-0.58%
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	5.43%	02/09/2026	7,000	7,000,000
Federal National Mortgage Association (FNMA)-1.03%
Federal National Mortgage Association (SOFR + 0.10%)(b)	5.43%	06/18/2026	4,000	4,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	5.47%	08/21/2026	8,500	8,500,000
				12,500,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $19,500,000)				19,500,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-51.36% (Cost $620,237,912)				620,237,912
			Repurchase Amount
Repurchase Agreements-54.63%(c)
Banco Santander, joint agreement dated 08/30/2024, aggregate maturing value of $500,296,111 (collateralized by agency mortgage-backed securities valued at $510,302,034; 0.00% - 7.00%; 10/15/2026 - 06/15/2059)	5.33%	09/03/2024	60,035,533	60,000,000
Bank of Nova Scotia, joint agreement dated 08/30/2024, aggregate maturing value of $1,500,888,333 (collateralized by agency mortgage-backed securities valued at $1,530,000,000; 2.00% - 7.00%; 09/01/2027 - 08/01/2054)	5.33%	09/03/2024	80,047,378	80,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., joint agreement dated 08/30/2024, aggregate maturing value of $400,236,889 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $408,000,058; 1.13% - 6.50%; 10/15/2030 - 12/20/2062)	5.33%	09/03/2024	$ 20,011,844	$ 20,000,000
BMO Capital Markets Corp., joint term agreement dated 08/12/2024, aggregate maturing value of $653,091,111 (collateralized by agency mortgage-backed securities valued at $663,000,000; 1.45% - 6.45%; 10/20/2051 - 08/20/2064)(d)	5.35%	09/13/2024	110,523,111	110,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/28/2024, aggregate maturing value of $1,201,248,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,224,000,067; 2.00% - 7.50%; 11/15/2032 - 09/20/2053)(d)	5.35%	09/04/2024	60,062,417	60,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2024, aggregate maturing value of $250,148,056 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.50% - 6.00%; 09/01/2050 - 08/01/2053)	5.33%	09/03/2024	60,035,533	60,000,000
Mizuho Securities (USA) LLC, joint agreement dated 08/30/2024, aggregate maturing value of $750,444,167 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations valued at $765,000,000; 2.00% - 7.50%; 02/23/2026 - 09/01/2054)	5.33%	09/03/2024	50,029,611	50,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/13/2024, aggregate maturing value of $2,863,761,658 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,859,364,879; 0.00% - 7.00%; 09/26/2024 - 08/15/2054)(d)	5.09%	02/03/2025	30,738,050	30,000,000
Royal Bank of Canada, joint term agreement dated 03/21/2024, aggregate maturing value of $1,575,429,947 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,536,786,557; 0.13% - 7.00%; 03/15/2027 - 08/01/2054)(d)	5.06%	02/12/2025	25,106,453	24,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,586,512,226; 0.13% - 7.50%; 02/28/2025 - 07/01/2054)(d)	5.16%	05/30/2025	6,301,860	6,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2024, aggregate maturing value of $5,002,961,111 (collateralized by agency mortgage-backed securities valued at $5,138,746,291; 3.00% - 6.50%; 10/20/2042 - 06/20/2054)	5.33%	09/03/2024	59,626,205	59,590,914
TD Securities (USA) LLC, joint term agreement dated 08/28/2024, aggregate maturing value of $500,521,111 (collateralized by agency mortgage-backed securities valued at $510,000,000; 3.00% - 6.50%; 08/01/2050 - 05/01/2054)(d)	5.36%	09/04/2024	100,104,222	100,000,000
Total Repurchase Agreements (Cost $659,590,914)				659,590,914
TOTAL INVESTMENTS IN SECURITIES(e)-105.99% (Cost $1,279,828,826)				1,279,828,826
OTHER ASSETS LESS LIABILITIES-(5.99)%				(72,382,236)
NET ASSETS-100.00%				$1,207,446,590
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco U.S. Government Money Portfolio

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$620,237,912
Repurchase agreements, at value and cost	659,590,914
Cash	41,772
Receivable for:
Fund shares sold	1,288,910
Interest	2,969,689
Fund expenses absorbed	220,839
Investment for trustee deferred compensation and retirement plans	119,141
Other assets	7,561
Total assets	1,284,476,738
Liabilities:
Payable for:
Investments purchased	74,639,733
Fund shares reacquired	1,398,016
Dividends	86,424
Accrued fees to affiliates	665,546
Accrued operating expenses	41,584
Trustee deferred compensation and retirement plans	198,845
Total liabilities	77,030,148
Net assets applicable to shares outstanding	$1,207,446,590
Net assets consist of:
Shares of beneficial interest	$1,207,720,594
Distributable earnings (loss)	(274,004)
$1,207,446,590
Net Assets:
Invesco Cash Reserve	$53,770,866
Class C	$6,548,075
Class R	$13,682,889
Class Y	$1,133,190,042
Class R6	$254,718
Shares outstanding, no par value, unlimited number of shares authorized:
Invesco Cash Reserve	53,774,188
Class C	6,548,481
Class R	13,683,735
Class Y	1,133,257,821
Class R6	254,734
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco U.S. Government Money Portfolio

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$32,965,960
Expenses:
Advisory fees	2,556,992
Administrative services fees	271,484
Custodian fees	4,637
Distribution fees:
Invesco Cash Reserve	40,795
Class C	34,261
Class R	34,482
Transfer agent fees - Invesco Cash Reserve, C, R and Y	1,585,565
Transfer agent fees - R6	39
Trustees’ and officers’ fees and benefits	14,890
Registration and filing fees	61,130
Reports to shareholders	120,631
Professional services fees	48,261
Other	28,231
Total expenses	4,801,398
Less: Fees waived and expense offset arrangement(s)	(1,130,936)
Net expenses	3,670,462
Net investment income	29,295,498
Net realized gain from unaffiliated investment securities	10,694
Net increase in net assets resulting from operations	$29,306,192
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco U.S. Government Money Portfolio

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$29,295,498	$58,666,992
Net realized gain (loss)	10,694	(17,730)
Net increase in net assets resulting from operations	29,306,192	58,649,262
Distributions to shareholders from distributable earnings:
Invesco Cash Reserve	(1,261,516)	(2,405,503)
Class C	(129,878)	(270,820)
Class R	(295,911)	(411,860)
Class Y	(27,602,103)	(55,576,309)
Class R6	(6,090)	(2,500)
Total distributions from distributable earnings	(29,295,498)	(58,666,992)
Share transactions-net:
Invesco Cash Reserve	505,242	209,474
Class C	(431,931)	(842,622)
Class R	802,270	6,090,495
Class Y	(21,743,020)	(69,688,142)
Class R6	242,520	2,214
Net increase (decrease) in net assets resulting from share transactions	(20,624,919)	(64,228,581)
Net increase (decrease) in net assets	(20,614,225)	(64,246,311)
Net assets:
Beginning of period	1,228,060,815	1,292,307,126
End of period	$1,207,446,590	$1,228,060,815
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco U.S. Government Money Portfolio

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets
Invesco Cash Reserve
Six months ended 08/31/24	$1.00	$0.02	$0.00	$0.02	$(0.02)	$-	$(0.02)	$1.00	2.36%	$53,771	0.73%(d)	0.90%(d)	4.68%(d)
Year ended 02/29/24	1.00	0.05	(0.00)	0.05	(0.05)	-	(0.05)	1.00	4.62	53,265	0.73	0.83	4.52
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	-	(0.02)	1.00	1.79	53,056	0.66	0.83	1.76
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	53,481	0.07	0.83	0.00
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.03	60,704	0.18	0.89	0.04
Seven months ended 02/29/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.66	12,874	0.72(d)	0.94(d)	1.14(d)
Period ended 07/31/19(e)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.30	3,285	0.67(d)	0.86(d)	1.67(d)
Class C
Six months ended 08/31/24	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.93	6,548	1.58(d)	1.75(d)	3.83(d)
Year ended 02/29/24	1.00	0.04	(0.00)	0.04	(0.04)	-	(0.04)	1.00	3.73	6,980	1.58	1.68	3.67
Year ended 02/28/23	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	1.18	7,822	1.27	1.68	1.14
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	8,105	0.07	1.68	0.00
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	11,019	0.19	1.74	0.03
Seven months ended 02/29/20	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.17	2,313	1.55(d)	1.79(d)	0.31(d)
Period ended 07/31/19(e)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.16	497	1.43(d)	1.64(d)	0.91(d)
Class R
Six months ended 08/31/24	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.18	13,683	1.08(d)	1.25(d)	4.33(d)
Year ended 02/29/24	1.00	0.04	(0.00)	0.04	(0.04)	-	(0.04)	1.00	4.25	12,881	1.08	1.18	4.17
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	-	(0.02)	1.00	1.53	6,791	0.93	1.18	1.48
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	5,042	0.07	1.18	0.00
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	5,857	0.19	1.24	0.03
Seven months ended 02/29/20	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.46	1,099	1.05(d)	1.28(d)	0.81(d)
Period ended 07/31/19(e)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.23	182	1.08(d)	1.08(d)	1.27(d)
Class Y
Six months ended 08/31/24	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.44	1,133,190	0.58(d)	0.75(d)	4.83(d)
Year ended 02/29/24	1.00	0.05	(0.00)	0.05	(0.05)	-	(0.05)	1.00	4.77	1,154,923	0.58	0.68	4.67
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	-	(0.02)	1.00	1.91	1,224,628	0.53	0.68	1.88
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	1,283,313	0.07	0.68	0.00
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	1,470,499	0.18	0.74	0.04
Seven months ended 02/29/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.74	1,558,623	0.58(d)	0.80(d)	1.28(d)
Year ended 07/31/19	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	1.77	1,669,766	0.58	0.62	1.76
Class R6
Six months ended 08/31/24	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.51	255	0.48(d)	0.54(d)	4.93(d)
Year ended 02/29/24	1.00	0.05	(0.00)	0.05	(0.05)	-	(0.05)	1.00	4.91	12	0.48	0.52	4.77
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	-	(0.02)	1.00	1.99	10	0.45	0.51	1.97
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	10	0.07	0.53	0.00
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	10	0.16	0.57	0.06
Seven months ended 02/29/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.80	10	0.48(d)	0.54(d)	1.38(d)
Period ended 07/31/19(e)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.34	10	0.48(d)	0.48(d)	1.88(d)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the seven months ended February 29, 2020 and the year ended July 31, 2019.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco U.S. Government Money Portfolio

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco U.S. Government Money Portfolio (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.
The Fund’s investment objective is to seek income consistent with stability of principal.
The Fund currently consists of five different classes of shares: Invesco Cash Reserve, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class C shares are sold with a contingent deferred sales charges ("CDSC"). Invesco Cash Reserve, Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Invesco Cash Reserve shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.	Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
9	Invesco U.S. Government Money Portfolio

(“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Next $1.5 billion	0.375%
Over $3 billion	0.350%
*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2024, the effective advisory fees incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.
The Adviser has contractually agreed, through June 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Invesco Cash Reserve, Class C, Class R, Class Y, and Class R6 shares to 0.73%, 1.58%, 1.08%, 0.58%, and 0.48%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended August 31, 2024, the Adviser contractually waived fund level expenses of $32 and class level expenses of $45,388, $5,714, $11,521, $962,786 and $37, of Invesco Cash Reserve, Class C, Class R, Class Y and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Invesco Cash Reserve, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve, Class C and Class R shares (collectively the “Plans”). The Fund pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the average daily net assets of Invesco Cash Reserve shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. Expenses under this agreement are shown as Distribution fees in the Statement of Operations.
CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI imposed CDSC on redemptions by shareholders for Class C shares of $555.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
10	Invesco U.S. Government Money Portfolio

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $105,458.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$97,719	$-	$97,719

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Invesco Cash Reserve	13,408,516	$13,408,516	29,997,541	$29,997,541
Class C	1,072,919	1,072,919	5,249,925	5,249,925
Class R	3,373,913	3,373,913	16,731,203	16,731,203
Class Y	93,769,183	93,769,183	310,930,974	310,930,974
Class R6	2,734,184	2,734,184	833,148	833,148
11	Invesco U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended August 31, 2024		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Invesco Cash Reserve	1,228,010	$1,228,010	2,300,189	$2,300,189
Class C	127,206	127,206	254,517	254,517
Class R	294,864	294,864	407,150	407,150
Class Y	27,200,585	27,200,585	54,717,720	54,717,720
Class R6	5,844	5,844	2,023	2,023
Automatic Conversion of Class C shares to Invesco Cash Reserve shares:
Invesco Cash Reserve	200,882	200,882	518,719	518,719
Class C	(200,882)	(200,882)	(518,719)	(518,719)
Reacquired:
Invesco Cash Reserve	(14,332,166)	(14,332,166)	(32,606,975)	(32,606,975)
Class C	(1,431,174)	(1,431,174)	(5,828,345)	(5,828,345)
Class R	(2,866,507)	(2,866,507)	(11,047,858)	(11,047,858)
Class Y	(142,712,788)	(142,712,788)	(435,336,836)	(435,336,836)
Class R6	(2,497,508)	(2,497,508)	(832,957)	(832,957)
Net increase (decrease) in share activity	(20,624,919)	$(20,624,919)	(64,228,581)	$(64,228,581)
12	Invesco U.S. Government Money Portfolio

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco U.S. Government Money Portfolio’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe.  The Board noted that performance of Class Y shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of the Fund was reasonably comparable to the performance universe median for the one, three and five year periods.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that
13	Invesco U.S. Government Money Portfolio

the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class Y shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. As previously noted, the independent Trustees reviewed and considered additional information provided by management. The independent Trustees met and discussed those responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
14	Invesco U.S. Government Money Portfolio

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15	Invesco U.S. Government Money Portfolio

SEC file number(s): 811-05686 and 033-39519	Invesco Distributors, Inc.	O-GMKT-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

None.

Item 16. Controls and Procedures

(a)As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 1, 2024